UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2012

Item 1. Reports to Stockholders.

2012 Annual Report

TIAA-CREF
Real Estate Securities Fund
of the TIAA-CREF Funds

March 31, 2012

Understanding your fund report

This annual report contains information about the Real Estate Securities Fund and describes the fund’s results for the twelve months ended March 31, 2012. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its benchmark index.

•	The summary portfolio of investments lists the issuers, industries and types of securities in which the Real Estate Securities Fund had investments as of March 31, 2012.

•	The financial statements provide detailed information about the operations and financial condition of the fund.

          The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Fund Real Estate Securities Fund are noted in the fund’s prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The Real Estate Securities Fund also files complete portfolio listings with the SEC, and they are available to the public.

          You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

          The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

          The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that the TIAA-CREF Funds do not include a sales charge for purchases, reinvested dividends or other distributions.

          The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2011–March 31, 2012).

Actual expenses

The first line of the two lines listed for each share class in the table uses the class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Important information about expenses

Expense example

Six months ended March 31, 2012

Real Estate Securities Fund	Beginning account value (10/1/11)	Ending account value (3/31/12)	Expenses paid during period (10/1/11– 3/31/12)	*

Institutional Class
Actual return	$1,000.00	$1,291.19	$3.04
5% annual hypothetical return	1,000.00	1,022.35	2.68

Retirement Class
Actual return	$1,000.00	$1,290.23	$4.41
5% annual hypothetical return	1,000.00	1,021.15	3.89

Retail Class
Actual return	$1,000.00	$1,288.18	$5.21
5% annual hypothetical return	1,000.00	1,020.45	4.60

Premier Class
Actual return	$1,000.00	$1,291.12	$3.84
5% annual hypothetical return	1,000.00	1,021.65	3.39

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.53% for the Institutional Class, 0.77% for the Retirement Class, 0.91% for the Retail Class and 0.67% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

About the fund’s benchmark

The FTSE NAREIT All Equity REITs Index measures the performance of publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	5

Real Estate Securities Fund

Performance for the twelve months ended March 31, 2012

The Real Estate Securities Fund returned 12.16% for the Institutional Class, compared with the 11.29% return of its benchmark, the FTSE NAREIT All Equity REITs Index. The table on the following page shows returns for all share classes of the fund.

          Real estate investment trusts (REITs) overcame a 12.61% loss in the six months ended September 30, 2011 to post a double-digit gain for the twelve-month period. During the fourth quarter of 2011 and the first quarter of 2012, REITs and other stocks rallied on signs of an improving U.S. economy.

          REITs outpaced the broad U.S. stock market, as measured by the Russell 3000® Index, which gained 7.18% for the twelve-month period. REITs also topped the 7.71% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index.

          For the five years ended March 31, 2012, REITs produced an average annual return of –0.12%, lagging the 2.18% average annual return of the Russell 3000 and the 6.25% return of the Barclays aggregate index.

Stock choices boost the fund’s return

Eleven of the benchmark’s 13 property sectors registered positive returns for the period. The regional mall sector was the top performer, gaining 33.3% amid a rise in consumer spending. The high level of home foreclosures contributed to strong results in the self-storage and apartments sectors, which rose 30.5% and 18.6%, respectively. Together, these three sectors made up more than one-third of the benchmark’s total market capitalization on March 31, 2012.

          The fund outperformed its benchmark because of numerous successful stock selections. These included overweight positions in mall operator Simon Property Group; American Campus Communities, which owns and manages student housing; and Essex Property Trust, an operator of upscale apartments on the West Coast. An underweight holding in ProLogis, an owner of distribution facilities, also helped the fund’s relative return.

          These positive results were partly offset by several unfavorable stock choices, including nonbenchmark positions in Agnico-Eagle Mines, Orient Express Hotels and CBRE Group, a real estate services provider. An overweight holding in FelCor Lodging Trust, an operator of hotels and resorts, further detracted from relative performance.

6	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance as of March 31, 2012

		Total return	Average annual total return

					since fund
Real Estate Securities Fund	Inception date	1 year	5 years		inception

Institutional Class	10/1/2002	12.16%	–0.67%		11.32%
Retirement Class	10/1/2002	11.96	–0.85		11.12
Retail Class	10/1/2002	11.79	–0.85		11.13
Premier Class	9/30/2009	12.06	–0.72	*	11.28	*

FTSE NAREIT All Equity REITs Index	—	11.29	–0.12		11.57	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

†	Performance is calculated from the inception date of the Institutional Class.

$10,000 invested at fund’s inception

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	7

Real Estate Securities Fund

Portfolio composition

Industry	% of net assets as of 3/31/2012

Specialized REITs	30.8
Retail REITs	25.0
Residential REITs	17.7
Office REITs	11.6
Industrial REITs	6.6
Diversified REITs	3.1
Real estate operating companies	1.6
Diversified capital markets	0.5
Real estate services	0.5
Mortgage REITs	0.4
Short-term investments	1.2
Other assets & liabilities, net	1.0

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 3/31/2012

$15 billion–$50 billion	46.3
$2 billion–$15 billion	46.7
Under $2 billion	7.0

Total	100.0

8	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Summary portfolio of investments

Real Estate Securities Fund ▪ March 31, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS

DIVERSIFIED CAPITAL MARKETS
360,000	*	HFF, Inc (Class A)	$5,929,200	0.5%

			5,929,200	0.5

DIVERSIFIED REITS
225,000		iShares Dow Jones US Real Estate Index Fund	14,015,250	1.3
240,000		Vornado Realty Trust	20,208,000	1.8

			34,223,250	3.1

INDUSTRIAL REITS
1,570,000		AMB Property Corp	56,551,400	5.2
210,000		EastGroup Properties, Inc	10,546,200	1.0
2,000,000	*	Global Logistic Properties	3,505,431	0.3
		Other	1,976,000	0.1

			72,579,031	6.6

MORTGAGE REITS
300,000		Annaly Capital Management, Inc	4,746,000	0.4

			4,746,000	0.4

OFFICE REITS
75,000		Alexandria Real Estate Equities, Inc	5,484,750	0.5
380,000		BioMed Realty Trust, Inc	7,212,400	0.7
500,000	d	Boston Properties, Inc	52,495,000	4.8
240,000		Digital Realty Trust, Inc	17,752,800	1.6
400,000		Mission West Properties, Inc	3,944,000	0.4
470,000		SL Green Realty Corp	36,448,500	3.3
		Other	3,026,100	0.3

			126,363,550	11.6

REAL ESTATE OPERATING COMPANIES
3,850,000	a	Thomas Properties Group, Inc	17,671,500	1.6

			17,671,500	1.6

REAL ESTATE SERVICES
250,000	*	CBRE Group, Inc	4,990,000	0.5

			4,990,000	0.5

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	9

Summary portfolio of investments	continued

Real Estate Securities Fund ▪ March 31, 2012

Shares	Company	Value	% of net assets

RESIDENTIAL REITS
400,000	American Campus Communities, Inc	$17,888,000	1.6%
340,000	AvalonBay Communities, Inc	48,059,000	4.4
200,000	Equity Lifestyle Properties, Inc	13,948,000	1.3
865,000	Equity Residential	54,166,300	5.0
75,000	Essex Property Trust, Inc	11,363,250	1.0
65,000	Home Properties, Inc	3,965,650	0.4
280,000	Post Properties, Inc	13,120,800	1.2
1,170,000	UDR, Inc	31,250,700	2.8

		193,761,700	17.7

RETAIL REITS
1,575,000	DDR Corp	22,995,000	2.1
250,000	Equity One, Inc	5,055,000	0.5
300,000	Federal Realty Investment Trust	29,037,000	2.7
950,000	General Growth Properties, Inc	16,140,500	1.5
420,000	Kimco Realty Corp	8,089,200	0.7
300,000	Macerich Co	17,325,000	1.6
145,000	Realty Income Corp	5,615,850	0.5
400,000	Regency Centers Corp	17,792,000	1.6
779,900	Simon Property Group, Inc	113,615,832	10.4
200,000	Tanger Factory Outlet Centers, Inc	5,946,000	0.5
320,000	Taubman Centers, Inc	23,344,000	2.1
980,000	Westfield Group	8,984,749	0.8

		273,940,131	25.0

SPECIALIZED REITS
810,000	American Tower Corp	51,046,200	4.7
325,000	CubeSmart	3,867,500	0.4
290,000	Entertainment Properties Trust	13,450,200	1.2
290,000	Extra Space Storage, Inc	8,349,100	0.8
780,000	HCP, Inc	30,778,800	2.8
615,000	Health Care REIT, Inc	33,800,400	3.1
250,000	Healthcare Realty Trust, Inc	5,500,000	0.5
1,350,000	Hersha Hospitality Trust	7,371,000	0.7
1,700,000	Host Marriott Corp	27,914,000	2.5
360,000	Plum Creek Timber Co, Inc	14,961,600	1.4
300,000	Public Storage, Inc	41,451,000	3.8
180,000	Rayonier, Inc	7,936,200	0.7
800,000	Ventas, Inc	45,680,000	4.2
1,200,000	Weyerhaeuser Co	26,304,000	2.4
	Other	17,606,450	1.6

		336,016,450	30.8

	TOTAL COMMON STOCKS (Cost $948,784,812)	1,070,220,812	97.8

10	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Summary portfolio of investments	concluded

Real Estate Securities Fund ▪ March 31, 2012

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS
TREASURY DEBT
	United States Treasury Bill
$10,000,000	0.046%, 8/23/2012	$9,995,240	0.9%
	Other	2,999,634	0.3

		12,994,874	1.2

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,997,089)	12,994,874	1.2

	TOTAL PORTFOLIO (Cost $961,781,901)	1,083,215,686	99.0
	OTHER ASSETS & LIABILITIES, NET	10,949,284	1.0

	NET ASSETS	$1,094,164,970	100.0%

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.

a	Affiliated holding.

d	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	11

Statement of assets and liabilities

Real Estate Securities Fund ▪ March 31, 2012

ASSETS
Portfolio investments, at value†	$1,065,544,186
Affiliated investments, at value‡	17,671,500
Cash	9,897,840
Receivable from securities transactions	5,431,228
Receivable from Fund shares sold	1,709,777
Dividends and interest receivable	2,452,062
Other	29,826

Total assets	1,102,736,419

LIABILITIES
Management fees payable	58,967
Service agreement fees payable	6,740
Distribution fees payable	70,050
Due to affiliates	6,269
Payable for securities transactions	8,178,718
Payable for Fund shares redeemed	39,179
Income distribution payable	29,426
Written options (premiums $227,603)	27,600
Accrued expenses and other payables	154,500

Total liabilities	8,571,449

NET ASSETS	$1,094,164,970

NET ASSETS CONSIST OF:
Paid-in-capital	$984,462,440
Undistributed net investment income (loss)	2,880,858
Accumulated net realized gain (loss) on total investments	(14,812,116)
Net unrealized appreciation (depreciation) on total investments	121,633,788

NET ASSETS	$1,094,164,970

INSTITUTIONAL CLASS:
Net assets	$644,848,830
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	54,312,038

Net asset value per share	$11.87

RETIREMENT CLASS:
Net assets	$249,433,414
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	20,368,026

Net asset value per share	$12.25

RETAIL CLASS:
Net assets	$141,354,766
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	11,975,154

Net asset value per share	$11.80

PREMIER CLASS:
Net assets	$58,527,960
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,926,570

Net asset value per share	$11.88

† Portfolio investments, cost	$943,995,160
‡ Affiliated investments, cost	$17,786,741

12	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of operations

Real Estate Securities Fund ▪ For the year ended March 31, 2012

INVESTMENT INCOME
Dividends*	$20,132,494
Dividends from affiliated investments	115,500
Interest	1,657

Total income	20,249,651

EXPENSES
Management fees	4,420,487
Distribution fees — Retail Class	256,583
Distribution fees — Premier Class	117,206
Fund administration fees	59,693
Custody and accounting fees	31,511
Professional fees	68,309
Shareholder servicing — Institutional Class	4,917
Shareholder servicing — Retirement Class	617,790
Shareholder servicing — Retail Class	136,011
Shareholder servicing — Premier Class	306
Trustee fees and expenses	8,507
Compliance fees	23,082
Interest expense	170
Registration fees	67,555
Other expenses	39,106

Total expenses	5,851,233

Net investment income (loss)	14,398,418

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	41,425,948
Written options	260,668
Foreign currency transactions	57,397

Net realized gain (loss) on total investments	41,744,013

Change in unrealized appreciation (depreciation) on:
Portfolio investments	55,956,433
Affiliated investments	4,774,000
Written options	200,003
Translation of net assets (other than portfolio investments) and liabilities denominated in foreign currencies	265

Net change in unrealized appreciation (depreciation) on total investments	60,930,701

Net realized and unrealized gain (loss) on total investments	102,674,714

Net increase (decrease) in net assets from operations	$117,073,132

* Net of foreign withholding taxes of	$16,909

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	13

Statement of changes in net assets

Real Estate Securities Fund ▪ For the period or year ended

		For the year ended March 31, 2012	For the six-month period ended March 31, 2011	For the year ended September 30, 2010

	OPERATIONS
	Net investment income (loss)	$14,398,418	$3,284,175	$11,919,577
	Net realized gain (loss) on total investments	41,744,013	36,862,959	40,020,926
	Net change in unrealized appreciation (depreciation) on total investments	60,930,701	68,135,036	98,598,086

	Net increase (decrease) in net assets from operations	117,073,132	108,282,170	150,538,589

	DISTRIBUTIONS TO SHAREHOLDERS
	From net investment income:
	Institutional Class	(7,264,460)	(2,128,467)	(5,247,895)
	Retirement Class	(2,905,111)	(1,511,340)	(4,161,881)
	Retail Class	(1,555,568)	(676,295)	(1,777,719)
	Premier Class	(975,770)	(513,365)	(281,684)
	From return of capital:
	Institutional Class	—	—	(546,958)
	Retirement Class	—	—	(433,758)
	Retail Class	—	—	(185,280)
	Premier Class	—	—	(29,358)

	Total distributions	(12,700,909)	(4,829,467)	(12,664,533)

	SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	303,392,562	68,071,257	58,520,557
	Retirement Class	49,874,656	40,745,460	116,364,795
	Retail Class	25,834,275	16,439,057	18,249,325
	Premier Class	32,305,386	57,665,606	28,997,740
	Reinvestments of distributions:
	Institutional Class	7,216,682	2,104,369	5,713,521
	Retirement Class	2,905,111	1,511,340	4,595,639
	Retail Class	1,487,942	645,736	1,871,222
	Premier Class	975,770	513,365	311,042
Redemptions:	Institutional Class	(63,001,066)	(42,860,920)	(60,652,456)
	Retirement Class	(112,218,087)	(72,380,959)	(49,974,646)
	Retail Class	(22,723,172)	(11,211,147)	(17,297,526)
	Premier Class	(58,742,979)	(22,672,270)	(1,714,636)

	Net increase from shareholder transactions	167,307,080	38,570,894	104,984,577

	Net increase in net assets	271,679,303	142,023,597	242,858,633
	NET ASSETS
	Beginning of period	822,485,667	680,462,070	437,603,437

	End of period	$1,094,164,970	$822,485,667	$680,462,070

	Undistributed net investment income (loss) included in net assets	$2,880,858	$1,096,034	$1,445,958

14	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of changes in net assets	concluded

Real Estate Securities Fund ▪ For the period or year ended

		For the year ended March 31, 2012	For the six-month period ended March 31, 2011	For the year ended September 30, 2010

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	28,405,635	6,724,866	6,909,770
	Retirement Class	4,405,101	3,909,100	12,991,904
	Retail Class	2,380,577	1,624,147	2,165,712
	Premier Class	3,153,179	5,815,324	3,467,314
Shares reinvested:
	Institutional Class	680,459	208,758	663,181
	Retirement Class	269,296	145,918	514,631
	Retail Class	143,584	64,613	219,309
	Premier Class	94,280	51,229	34,085
Shares redeemed:
	Institutional Class	(5,864,991)	(4,250,649)	(6,837,297)
	Retirement Class	(10,404,642)	(7,079,509)	(5,779,485)
	Retail Class	(2,162,491)	(1,115,281)	(2,105,025)
	Premier Class	(5,300,708)	(2,227,970)	(194,693)

Net increase from shareholder transactions		15,799,279	3,870,546	12,049,406

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	15

Financial highlights

Real Estate Securities Fund ▪ For the period or year ended

	Institutional Class

	3/31/12	3/31/11†		9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.75	$9.35		$7.24	$10.51	$14.65	$15.34

Gain from investment operations:
Net investment income (loss) (a)	0.19	0.05		0.19	0.23	0.27	0.22
Net realized and unrealized gain (loss) on total investments	1.09	1.42		2.12	(3.31)	(2.24)	0.47

Total gain (loss) from investment operations	1.28	1.47		2.31	(3.08)	(1.97)	0.69

Less distributions from:
Net investment income	(0.16)	(0.07)		(0.18)	(0.19)	(0.39)	(0.48)
Net realized gains	—	—		—	—	(1.62)	(0.90)
Return of capital	—	—		(0.02)	—	(0.16)	—

Total distributions	(0.16)	(0.07)		(0.20)	(0.19)	(2.17)	(1.38)

Net asset value, end of period	$11.87	$10.75		$9.35	$7.24	$10.51	$14.65

TOTAL RETURN	12.16%	15.80	%(b)	32.16%	(28.84)%	(13.54)%	4.26%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$644,849	$334,174		$265,753	$200,324	$242,867	$252,164
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54%	0.59	%(c)	0.56%	0.60%	0.56%	0.58%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.54%	0.57	%(c)	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets	1.73%	0.98	%(c)	2.29%	3.98%	2.38%	1.39%
Portfolio turnover rate	75%	30	%(b)	66%	78%	94%	116%

16	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Financial highlights	continued

Real Estate Securities Fund ▪ For the period or year ended

	Retirement Class

	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.08	$9.64		$7.46	$10.81	$15.00	$15.66

Gain from investment operations:
Net investment income (loss) (a)	0.17	0.04		0.17	0.21	0.24	0.19
Net realized and unrealized gain (loss) on total investments	1.14	1.46		2.19	(3.39)	(2.28)	0.49

Total gain (loss) from investment operations	1.31	1.50		2.36	(3.18)	(2.04)	0.68

Less distributions from:
Net investment income	(0.14)	(0.06)		(0.16)	(0.17)	(0.37)	(0.44)
Net realized gains	—	—		—	—	(1.62)	(0.90)
Return of capital	—	—		(0.02)	—	(0.16)	—

Total distributions	(0.14)	(0.06)		(0.18)	(0.17)	(2.15)	(1.34)

Net asset value, end of period	$12.25	$11.08		$9.64	$7.46	$10.81	$15.00

TOTAL RETURN	11.96%	15.60	%(b)	31.85%	(28.95)%	(13.76)%	4.11%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$249,433	$289,161		$280,763	$159,554	$172,078	$191,671
Ratio of expenses to average net assets before expense waiver and reimbursement	0.78%	0.83	%(c)	0.81%	0.85%	0.81%	0.84%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.78%	0.82	%(c)	0.81%	0.81%	0.81%	0.80%
Ratio of net investment income (loss) to average net assets	1.54%	0.77	%(c)	1.98%	3.53%	2.03%	1.18%
Portfolio turnover rate	75%	30	%(b)	66%	78%	94%	116%

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	17

Financial highlights	continued

Real Estate Securities Fund ▪ For the period or year ended

	Retail Class

	3/31/12	3/31/11†		9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.69	$9.30		$7.20	$10.46	$14.59	$15.27

Gain from investment operations:
Net investment income (loss) (a)	0.15	0.04		0.17	0.23	0.31	0.21
Net realized and unrealized gain (loss) on total investments	1.09	1.41		2.11	(3.31)	(2.28)	0.47

Total gain (loss) from investment operations	1.24	1.45		2.28	(3.08)	(1.97)	0.68

Less distributions from:
Net investment income	(0.13)	(0.06)		(0.16)	(0.18)	(0.38)	(0.46)
Net realized gains	—	—		—	—	(1.60)	(0.90)
Return of capital	—	—		(0.02)	—	(0.18)	—

Total distributions	(0.13)	(0.06)		(0.18)	(0.18)	(2.16)	(1.36)

Net asset value, end of period	$11.80	$10.69		$9.30	$7.20	$10.46	$14.59

TOTAL RETURN	11.79%	15.64	%(b)	31.95%	(29.01)%	(13.66)%	4.26%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$141,355	$124,104		$102,686	$77,475	$118,076	$174,936
Ratio of expenses to average net assets before expense waiver and reimbursement	0.84%	0.84	%(c)	0.77%	1.06%	0.85%	0.83%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.84%	0.83	%(c)	0.77%	0.75%	0.70%	0.65%
Ratio of net investment income (loss) to average net assets	1.42%	0.75	%(c)	2.08%	3.89%	2.68%	1.32%
Portfolio turnover rate	75%	30	%(b)	66%	78%	94%	116%

18	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Financial highlights	concluded

Real Estate Securities Fund ▪ For the period or year ended

	Premier Class

	3/31/12	3/31/11†		9/30/10	9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.75	$9.36		$7.24	$7.24

Gain from investment operations:
Net investment income (loss) (a)	0.18	0.05		0.14	0.00	(d)
Net realized and unrealized gain on total investments	1.10	1.41		2.17	—

Total gain (loss) from investment operations	1.28	1.46		2.31	0.00	(d)

Less distributions from:
Net investment income	(0.15)	(0.07)		(0.17)	—
Net realized gains	—	—		(0.02)	—

Total distributions	(0.15)	(0.07)		(0.19)	—

Net asset value, end of period	$11.88	$10.75		$9.36	$7.24

TOTAL RETURN	12.06%	15.60	%(b)	32.12%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$58,528	$75,047		$31,260	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.68%	0.74	%(c)	0.71%	221.11	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.68%	0.72	%(c)	0.71%	0.72	%(c)
Ratio of net investment income (loss) to average net assets	1.67%	1.03	%(c)	1.56%	0.00	%(c)
Portfolio turnover rate	75%	30	%(b)	66%	78%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	19

Notes to financial statements

Real Estate Securities Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers four share classes: Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

20	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (2008-2012) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2012, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, certain foreign taxes paid and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	21

Notes to financial statements

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

22	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended March 31, 2012, there were no significant transfers between levels by the Fund.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Investments	Level 1	Level 2	Level 3	Total

Diversified capital markets	$5,929,200	$—	$—	$5,929,200
Diversified REITs	34,223,250	—	—	34,223,250
Industrial REITs	69,073,600	3,505,431	—	72,579,031
Mortgage REITs	4,746,000	—	—	4,746,000
Office REITs	126,363,550	—	—	126,363,550
Real estate operating companies	17,671,500	—	—	17,671,500
Real estate services	4,990,000	—	—	4,990,000
Residential REITs	193,761,700	—	—	193,761,700
Retail REITs	264,955,382	8,984,749	—	273,940,131
Specialized REITs	336,016,450	—	—	336,016,450
Short-term investments	—	12,994,874	—	12,994,874
Written options*	(27,600)	—	—	(27,600)

Total	$1,057,703,032	$25,485,054	$—	$1,083,188,086

*	Derivative instruments are not reflected in the Summary portfolio of investments.

TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	23

Notes to financial statements

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Fund values derivatives at fair value.

At March 31, 2012, the Fund has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives

Derivative contracts	Location	Fair value amount	Location	Fair value amount

Equity contracts		$—	Written options	$27,600

For the period ended March 31, 2012, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Written options	$260,668	$200,003

Options: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund uses options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Written options are separately reflected as a liability in the Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and for written options, potential losses in excess of the Fund’s initial investment. During the year ended March 31, 2012, the Fund had exposure to options, based on underlying nominal values, generally between 0% and 4% of net assets.

Written options outstanding as of March 31, 2012:

	Contracts	Value

Boston Properties, Inc., Call, 4/21/12 at $110.00	1,840	$(27,600)

Transactions in written options and related premiums received during the period ended March 31, 2012, were as follows:

24	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

	Number of contracts	Premiums

Outstanding at beginning of period	—	$—
Written	11,728	968,617
Exercised	(2,657)	(402,706)
Expired	(1,231)	(188,311)
Closed	(6,000)	(149,997)

Outstanding at end of period	1,840	$227,603

Note 4—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.44% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The investment management fee effective rate is 0.50%.The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and operational oversight services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Fund’s Retail Class shares. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional, and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

Certain affiliated entities may pay Fund expenses on behalf of the Fund. The Fund reimburses the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statement of Assets and Liabilities.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.96% of the average daily net assets for the Retail Class shares; 0.82% of average daily net assets for the Retirement Class shares; 0.72% of average daily net assets for the Premier Class shares; and 0.57% of average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least July 31, 2013, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated

TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	25

Notes to financial statements

entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At March 31, 2012, TIAA Access, a registered separate account of TIAA, owned less than 1% of the Fund’s shares.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2011	Purchase cost	Sales proceeds	Realized gain (loss)

Thomas Properties Group	$12,897,500	$—	$—	$—

		$—	$—	$—

Issue	Dividend income	Withholding expense	Shares at March 31, 2012	Value at March 31, 2012

Thomas Properties Group	$115,500	$—	3,850,000	$17,671,500

	$115,500	$—		$17,671,500

Note 5—investments

Restricted securities: Restricted securities held by the Fund, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2012, the cost of portfolio investments for federal income tax purposes was $ 973,681,873. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $109,533,813, consisting of gross unrealized appreciation of $137,038,674 and gross unrealized depreciation of $ (27,504,861).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended March 31, 2012 were $724,462,492 and $651,663,487, respectively.

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2012, the period ended March 31, 2011, and the year ended September 30, 2010 was as follows:

	Ordinary income	Long-term capital gains	Return of capital	Total

3/31/2012	$12,700,909	$—	$—	$12,700,909
3/31/2011	4,829,467	—	—	4,829,467
9/30/2010	11,469,179	—	1,195,354	12,664,533

26	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

The prior year-ended September 30, 2010 amounts in the chart above was adjusted to reflect distributions of $1,195,354 which were reclassified as return of capital. In addition, the year-ended September 30, 2010 Statement of Changes and Financial Highlights were adjusted to reflect the return of capital distribution in net assets.

As of March 31, 2012, the components of accumulated earnings on a tax basis consisted of $3,828,935 of undistributed ordinary income, $109,533,814 of unrealized appreciation and ($3,816,043) of capital loss carryovers.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of capital loss carryovers, and the treatment of short term gain as ordinary income for tax purposes.

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (in-kind redemption). The Fund may also accept portfolio securities rather than cash as payment for a purchase of Fund shares (in-kind purchase). During the period ended March 31, 2012, the Fund received $98,072,313 of securities in an in-kind purchase transaction. During the period ended March 31, 2012, the Fund did not have any in-kind redemption transactions.

At March 31, 2012, the Fund had a capital loss carryover of $3,816,043 which will expire as of March 31, 2018, if unused.

For the year ended March 31, 2012, the Fund utilized $47,225,895 of its capital loss carryover available from prior years.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 7—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the

TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	27

Notes to financial statements	concluded

facility is charged to the Fund at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 28, 2011, the unsecured revolving credit facility was $1.0 billion. For the year ended March 31, 2012, there were no borrowings under this credit facility by the Fund.

Note 8—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

28	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Real Estate Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Real Estate Securities Fund (“the Fund”) at March 31, 2012, the results of its operations for the period then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

Boston, Massachusetts
May 18, 2012

TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	29

Trustees and officers (unaudited)

TIAA-CREF Funds ▪ March 31, 2012

Disinterested trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	76	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	76

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	76	Director of Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	76	Director, D2D Fund.

30	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	76	None

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010), Managing Director (2002–2010), Goldman Sachs Asset Management.	76

Investment committee member, College of Mount Saint Vincent; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	76

Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	76	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers; Vice President, Eastern Economics Association.

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman of the Board and Trustee	Indefinite term as Trustee; Chairman for term ending December 31, 2012. Trustee since 1999. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	76	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust; Member, Duke Children’s Hospital and Health Center National Board of Advisors.

TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	31

Trustees and officers (unaudited)	continued

TIAA-CREF Funds ▪ March 31, 2012

Disinterested trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011).	76	Member of the Governing Council, Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

Executive officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Accounts VA-1 and VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).

32	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2012.

Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2012). President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).

Eugene Flood, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Executive Vice President	One-year term. Executive Vice President since 2011.

Executive Vice President, President of Diversified Financial Services of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2011). President, Chief Executive Officer, Manager and Chairman of TIAA-CREF Redwood, LLC (“Redwood”) (since 2011). Director and Chairman of Covariance (since 2011). Manager and Chairman of Kaspick & Company LLC (since 2011). Director and Chairman of TIAA-CREF Life Insurance Company (“T-C Life”) (since 2011). Former President and Chief Executive Officer (2000–2010) and Director (1994–2010), Smith Breeden Associates, Inc., an investment adviser. Former Trustee of the TIAA-CREF Fund Complex (2005–2011). Dean’s Advisory Committee, Massachusetts Institute of Technology’s Sloan School of Management (since 2000).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Former Chief Financial Officer, Van Kampen Funds (2005–2006).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of Teachers Personal Investors Services, Inc. (“TPIS”), Advisors and Investment Management (2008).

Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Operating Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Former President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).

TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	33

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds ▪ March 31, 2012

Executive officers — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009–2010).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by telephone at 800 223-1200.

34	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Real Estate Securities Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of its series, TIAA-CREF Real Estate Securities Fund (the “Fund”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Fund.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held a meeting on March 29, 2012, at which it considered the annual renewal of the Agreement with respect to the Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract renewals, and then helped to evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 29, 2012 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports on the Fund to be provided to the Board by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding the Fund, including data relating to the Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rates. Lipper also

TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	35

Renewal of investment management agreement (unaudited)

compared much of this data for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against the Fund’s benchmark index. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of the profits earned by TAI with respect to its services to the Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits realized by TAI.

In advance of the Board meeting held on March 29, 2012, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of the Fund, which had underperformed its Lipper peer group by a specified amount over the three-year period ended December 31, 2011, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s management fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Fund aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Fund; (6) information as to the profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Fund and

36	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to the Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Fund. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust level and Fund-specific information, but made its renewal determinations on a Fund-level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 29, 2012, the Board voted unanimously to renew the Agreement for the Fund. Set forth below are certain general factors the Board considered for the Fund, followed by a summary of certain specific factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Fund, including conducting research, recommending investments and placing orders to buy and sell securities for the Fund’s investment portfolios; active daily monitoring of the

TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	37

Renewal of investment management agreement (unaudited)

investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Fund. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of the Fund over one-, two-, three-, four- and five-year periods. The Board considered the Fund’s performance as compared to its peer group, peer universe and benchmark index. Although the Fund had strong comparative performance during the two-year period, its performance during other periods was weaker. (For additional detail regarding the Fund’s performance, see the synopsis below.) The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was within an acceptable range.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2011 with respect to the Fund. The Board considered TAI’s profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Fund. The Board considered that TAI had earned profits with respect to the Fund in 2011 under the Agreement and expected this trend to continue. The Board concluded that TAI’s profits with respect to its provision of services to the Fund in 2011 were not excessive in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

38	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

continued

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to the Fund under the Agreement typically were lower than the management fee rates charged by many or most comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and its comparable mutual funds. The Board considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the Fund’s management fee rate under the Agreement was within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered the extent to which the current fee “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed lower fee rates) on the Fund would have a material effect on its fees. The Board considered TAI’s representation that, although the current breakpoint discounts may be low compared to those of some competitors, the initial maximum fee rates in the Agreement are already at low levels compared to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Fund’s fee schedule was within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. In addition, TAI manages institutional client assets through a small number of unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of these funds and accounts, and the management fee rates actually charged to clients with current separate accounts that are managed under similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Fund may differ from the management fee rates charged to these other funds and accounts, this is due in part to the fact that these other funds and accounts: are offered through products that charge additional fees to their investors; are offered in different types of markets; are provided with different types or levels of services by TAI; target different types of investors; and/or are packaged with other products, and that these factors, among others, justify different management fee rate schedules.

TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	39

Renewal of investment management agreement (unaudited)	concluded

Other benefits

The Board also considered additional benefits to the Fund and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Fund and other series of the Trust to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Additionally, both TAI and the Fund may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Retirement Class shares of the Fund. Because the Retirement Class generally has different non-management expenses than the Institutional, Premier and Retail Classes of the Fund, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Retirement Class. All time periods referenced below ended as of December 31, 2011. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to the Fund during 2011 under the Agreement.

•	The Fund’s annual contractual management fee rate is 0.50% of its assets with breakpoints.

•

The Fund’s total expenses and management fees were in the 1st quintile of the universe of comparable funds identified by Lipper for expense comparison purposes and the 2nd and 1st quintile, respectively, of the group of comparable funds selected by Lipper for expense comparison purposes.

•

For the one-, three-, four- and five-year periods, the Fund was in the 4th quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (the “Performance Universe”) and 2nd quintile of its Performance Universe for the two-year period.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

40	2012 Annual Report ▪ TIAA-CREF Real Estate Securities Fund

Important tax information (unaudited)

For the year ended March 31, 2012, the Fund designates 2.88% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

For the year ended March 31, 2012, the Fund designates 2.33% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2012, which will be reported in conjunction with your 2012 Form 1099-DIV.

By early 2013, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax advisor.

TIAA-CREF Real Estate Securities Fund ▪ 2012 Annual Report	41

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How to reach us

TIAA-CREF website

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2012 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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New York, NY 10017-3206

NCI-SFI-COC-163/US08/SFI/162

Printed on paper containing recycled fiber

C3897	A12449 (5/12)

730 Third Avenue
New York, NY 10017-3206

Printed on paper containing recycled fiber

C3897	A12449 (5/12)

2012 Annual Report

TIAA-CREF Funds
Fixed-Income Funds

March 31, 2012

Understanding your report from TIAA-CREF Funds

For the purposes of this report “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds on the cover of this report.

          This annual report contains information about the TIAA-CREF Funds and describes their results for the twelve months ended March 31, 2012. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.

•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of March 31, 2012.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

          The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Fixed-Income Funds are noted in each individual fund’s prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

TIAA-CREF Market Monitor

Bonds weaken but outperform stocks

The U.S. bond market produced impressive results for the year ended March 31, 2012. The Barclays U.S. Aggregate Bond Index, which measures the investment-grade, fixed-rate bond market, returned 7.7%, outpacing the 7.2% gain of U.S. stocks, as measured by the Russell 3000® Index.

          The return of bonds was more than a full percentage point higher than the 6.6% average annual gain of the Barclays aggregate index over the 20 years ended in March. However, this robust performance concealed a weakening market. Four-fifths of bonds’ robust performance was earned in the six months ended in September 2011, when the index gained 6.2%. For the six months ended in March 2012, the return dipped to 1.4%.

          With inflation in the United States running at 2.7%, as measured by the Consumer Price Index on a year-over-year basis, the real (i.e., inflation-adjusted) return of investment-grade bonds was 5.0% for the twelve months covered by this report.

A stalled economy makes stocks retreat

During the second quarter of 2011, investors worried that the nation’s economic recovery was losing traction; the Russell 3000 Index was flat for the period.

          In July, those anxieties seemed to be confirmed by news that the gross domestic product (GDP) had slowed to just 1.3%. Because the nation’s population was still expanding at nearly 1% each year, that growth rate meant the economy was nearly at a stand-still, in terms of per capita GDP.

          Much of the trouble came from the depressed housing market. Waves of foreclosures constrained household spending, reduced local tax revenues and led to massive layoffs by state and local governments.

Treasuries are the largest slice of the U.S. bond market

■	35%	U.S. Treasury securities
■	32%	U.S. mortgage-backed securities
■	20%	Corporate bonds
■	7%	U.S. agency securities
■	4%	Other government-related securities
■	2%	Commercial mortgage-backed & asset-backed securities

The sectors of the Barclays U.S. Aggregate Bond Index, based on the total market value of each sector’s individual securities on March 31, 2012.

© Barclays 2012; used by permission.

          As a result, unemployment remained high; the U.S. Labor Department estimated that one in every six Americans of working age who wanted full-time employment was unable to find it. To make matters worse, Europe’s sovereign debt problems intensified, threatening both international credit markets and U.S. exports to Europe. As the world’s single largest buyer of U.S. goods and services, Europe is the most important external support for the nation’s job market.

          Against that backdrop, the Russell 3000 Index fell 15.3% in the third quarter of 2011. Foreign stocks, as measured by the MSCI EAFE Index, declined even further; they dropped 19.0%.

Action by the Fed moves the markets

As the third quarter ended, the Federal Reserve announced that it would begin selling $400 billion of short-term Treasury securities from its portfolio, using the proceeds to buy longer-term Treasuries. The Fed sought to drive down long-term bond yields, which move in the opposite direction of prices. The goal was to put downward pressure on longer-term government interest rates, in the hope that this would encourage banks to increase lending, rather than simply holding government securities as a safe investment.

          Many investors believed these actions by the Fed would stimulate the economy, and this conviction ignited a powerful stock rally. The Russell 3000 climbed 12.1% in the last three months of 2011, and stocks kept soaring in the first quarter of 2012, adding another 12.9%.

          Meanwhile, bond yields tumbled. The yield on 10-year Treasury securities, which stood at 3.47% at the end of March 2011, fell to 2.23% a year later. Returns for the Barclays aggregate index declined from 3.8% in the third quarter of 2011 to 1.1% in the fourth quarter and 0.3% in the first quarter of 2012.

          Two segments of the bond market performed much better than the broad market for the twelve-month period. Inflation-protected bonds, as measured by the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L), returned 12.2%. Municipal bonds continued to recover from a sell-off in late 2010; the Barclays 10-Year Municipal Bond Index returned 12.1%.

          High-yield bonds, which had been beaten down during the stock market decline in the first half of the period, recovered but lagged the overall market. As measured by the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index, high-yield bonds returned 6.2% for the twelve months.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	3

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

          You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

4	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

About the funds’ benchmarks

The Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Barclays U.S. 1–5 Year Government/Credit Bond Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

The BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Barclays 10-Year Municipal Bond Index measures the performance of long-term, tax-exempt bonds. Bonds in the index must be rated investment-grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

In March 2012, Barclays Capital changed its name to Barclays.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

          The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

          The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that the TIAA-CREF Funds do not include a sales charge for purchases, reinvested dividends or other distributions.

          The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2011–March 31, 2012).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section of the table shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	5

Bond Fund

Portfolio composition

% of net assets
as of 3/31/2012

Mortgage-backed securities*	30.8
Corporate bonds	22.6
Foreign government & corporate bonds denominated in U.S. dollars	18.2
U.S. Treasury securities	9.7
Commercial mortgage-backed securities	5.8
U.S. agency securities	4.1
Asset-backed securities	3.4
Municipal bonds	1.1
Short-term investments	26.3
Other assets & liabilities, net	–22.0

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments
as of 3/31/2012

Less than 1 year	8.5
1–3 years	22.8
3–5 years	29.5
5–10 years	29.6
Over 10 years	9.6

Total	100.0

Holdings by credit quality†

% of fixed-income investments
as of 3/31/2012

Aaa/AAA	51.2
Aa/AA	9.4
A/A	14.4
Baa/BBB	17.9
Ba/BB	4.8
B/B	1.7
Below B/B	0.3
Non-rated	0.3

Total	100.0

†

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2012

The Bond Fund returned 7.81% for the Institutional Class, compared with the 7.71% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

As the economy improves, bonds lose some luster

During the first six months of the period, the slowdown in U.S. and global growth favored fixed-income securities. With stock prices falling sharply, investors turned to the relative safety of high-quality bonds, particularly U.S. Treasury securities. The broad domestic market, as measured by the Barclays U.S. Aggregate Bond Index, returned 6.20% for the six months.

          In the period’s second half, the economy gained momentum as the Federal Reserve continued its stimulus initiatives. With confidence returning, investors again sought higher returns in stocks and other riskier securities. The fund’s benchmark returned just 1.43% for the last six months of the period.

Treasuries take a back seat to corporates

U.S. Treasury securities led the overall bond market in the period’s first half but lagged in the second. Representing more than one-third of the market capitalization of the Barclays aggregate index on March 31, 2012, Treasuries returned 8.6% for the twelve-month period. Treasury yields, which had trended downward in 2011, rose in the first quarter of 2012, as bond prices declined (bond prices and yields move in opposite directions). For the full period, however, the yield on 10-year Treasuries fell from 3.47% on March 31, 2011, to 2.23% one year later. Two-year yields slid from 0.80% to 0.33%.

Performance as of March 31, 2012

		Total return	Average annual total return

Bond Fund	Inception date	1 year	5 years		10 years

Institutional Class	7/1/1999	7.81%	5.89%		5.64%
Retirement Class	3/31/2006	7.45	5.61		5.47	‡
Retail Class	3/31/2006	7.44	5.73		5.53	‡
Premier Class	9/30/2009	7.54	5.80	‡	5.60	‡

Barclays U.S. Aggregate Bond Index	—	7.71	6.25		5.80

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

‡

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

6	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

          Corporate bonds, comprising one-fifth of the benchmark, gained 9.5%. Lower-rated securities outperformed those of higher quality. The small commercial mortgage-backed sector returned 7.5%, while U.S. mortgage-backed securities, making up almost one-third of the index, returned 6.2%. Asset-backed and U.S. agency securities lagged, with returns of 5.3% and 4.8%, respectively.

Portfolio strategies boost the fund’s relative performance

The Bond Fund’s longstanding strategy has been to maintain an overweight holding in corporate bonds, relative to their market capitalization in the benchmark, and to underweight U.S. Treasury securities, because over the long-term, corporate bonds have generally offered higher yields than Treasuries and other government securities. (Of course, there is no guarantee that this pattern will continue.)

          With corporate bonds outpacing Treasuries for the twelve-month period, the fund’s overweight position in corporate securities helped it to modestly outperform the Barclays aggregate index for the period. Much of that outperformance came in the first quarter of 2012, when overweight holdings—and successful security choices—in high-quality corporate bonds and commercial mortgage-backed securities aided the fund’s results.

          The fund also benefited from an overweight position in high-yield corporate securities and favorable security selections among them. An out-of-benchmark position in covered bonds, which are secured bonds backed by cash flows from an underlying pool of investments, also helped.

          These positive results were partly offset by the effects of the fund’s underweight holdings in U.S. Treasury securities, which lowered the fund’s return in the period’s first half but lifted it in the second half.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2012

Bond Fund	Beginning account value (10/1/11)	Ending account value (3/31/12)	Expenses paid during period* (10/1/11– 3/31/12)

Actual return
Institutional Class	$1,000.00	$1,032.84	$1.68
Retirement Class	1,000.00	1,031.22	2.95
Retail Class	1,000.00	1,030.69	3.45
Premier Class	1,000.00	1,031.09	2.44

5% annual hypothetical return
Institutional Class	1,000.00	1,023.35	1.67
Retirement Class	1,000.00	1,022.10	2.93
Retail Class	1,000.00	1,021.60	3.44
Premier Class	1,000.00	1,022.60	2.43

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.33% for the Institutional Class, 0.58% for the Retirement Class, 0.68% for the Retail Class and 0.48% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	7

Bond Plus Fund

Portfolio composition

% of net assets
as of 3/31/2012

Corporate bonds	27.2
Mortgage-backed securities*	25.4
Foreign government & corporate bonds denominated in U.S. dollars	16.1
U.S. Treasury securities	10.6
Commercial mortgage-backed securities	6.3
Asset-backed securities	5.4
Bank loan obligations	3.0
U.S. agency securities	0.3
Municipal bonds	0.2
Preferred stock	0.1
Short-term investments	19.1
Other assets & liabilities, net	–13.7

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments
as of 3/31/2012

Less than 1 year	10.0
1–3 years	12.6
3–5 years	31.9
5–10 years	34.2
Over 10 years	11.3

Total	100.0

Holdings by credit quality†

% of fixed-income investments
as of 3/31/2012

Aaa/AAA	45.6
Aa/AA	5.7
A/A	12.6
Baa/BBB	14.9
Ba/BB	11.9
B/B	7.1
Below B/B	1.8
Non-rated	0.4

Total	100.0

†

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2012

The Bond Plus Fund returned 7.91% for the Institutional Class, compared with the 7.71% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

As the economy improves, bonds lose some luster

During the first six months of the period, the slowdown in U.S. and global growth favored fixed-income securities. With stock prices falling sharply, investors turned to the relative safety of high-quality bonds, particularly U.S. Treasury securities. The broad domestic market, as measured by the Barclays U.S. Aggregate Bond Index, returned 6.20% for the six months.

          In the period’s second half, the economy gained momentum as the Federal Reserve continued its stimulus initiatives. With confidence returning, investors again sought higher returns in stocks and other riskier securities. The fund’s benchmark returned just 1.43% for the last six months of the period.

Treasuries take a back seat to corporates

U.S. Treasury securities led the overall bond market in the period’s first half but lagged in the second. Representing more than one-third of the market capitalization of the Barclays aggregate index on March 31, 2012, Treasuries returned 8.6% for the twelve-month period. Treasury yields, which had trended downward in 2011, rose in the first quarter of 2012, as bond prices declined (bond prices and yields move in opposite directions). For the full period, however, the yield on 10-year Treasuries fell from 3.47% on March 31, 2011, to 2.23% one year later. Two-year yields slid from 0.80% to 0.33%.

Performance as of March 31, 2012

		Total return	Average annual total return

Bond Plus Fund	Inception date	1 year	5 years		since fund inception

Institutional Class	3/31/2006	7.91%	5.66%		5.77%
Retirement Class	3/31/2006	7.64	5.40		5.52
Retail Class	3/31/2006	7.59	5.48		5.60
Premier Class	9/30/2009	7.75	5.58	‡	5.70	‡

Barclays U.S. Aggregate Bond Index	—	7.71	6.25		6.30	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

‡

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

§	Performance is calculated from the inception date of the Institutional Class.

8	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

          Corporate bonds, comprising one-fifth of the benchmark, gained 9.5%. Lower-rated securities outperformed those of higher quality. The small commercial mortgage-backed sector returned 7.5%, while U.S. mortgage-backed securities, making up almost one-third of the index, returned 6.2%. Asset-backed and U.S. agency securities lagged, with returns of 5.3% and 4.8%, respectively.

Portfolio strategies boost the fund’s relative performance

The Bond Plus Fund’s longstanding strategy has been to maintain overweight holdings in corporate bonds, relative to their market capitalization in the benchmark, and to underweight U.S. Treasury securities, because over the long-term, corporate bonds have generally offered higher yields than Treasuries and other government securities. (Of course, there is no guarantee that this pattern will continue.)

          With corporate bonds outpacing Treasuries for the twelve-month period, the fund’s overweight position in corporate securities helped it to outperform the Barclays aggregate index for the period. That outperformance came in the period’s second half, when an overweight holding—and successful security choices—in high-yield corporate bonds and an out-of-benchmark position in emerging market securities aided the fund’s results.

          The fund also benefited from an overweight and favorable security selections among asset-backed securities, and from an out-of-benchmark position in covered bonds, which are secured bonds backed by cash flows from an underlying pool of investments.

          These positive results were partly offset by the effects of the fund’s underweight holdings in U.S. Treasury and agency securities. An underweight and unfavorable choices among mortgage-backed securities reduced the fund’s relative return as well.

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2012

Bond Plus Fund	Beginning account value (10/1/11)	Ending account value (3/31/12)	Expenses paid during period* (10/1/11– 3/31/12)

Actual return
Institutional Class	$1,000.00	$1,043.79	$1.79
Retirement Class	1,000.00	1,042.47	3.06
Retail Class	1,000.00	1,041.81	3.68
Premier Class	1,000.00	1,044.02	2.56

5% annual hypothetical return
Institutional Class	1,000.00	1,023.25	1.77
Retirement Class	1,000.00	1,022.00	3.03
Retail Class	1,000.00	1,021.40	3.64
Premier Class	1,000.00	1,022.50	2.53

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class, 0.60% for the Retirement Class, 0.72% for the Retail Class and 0.50% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	9

Short-Term Bond Fund

Portfolio composition

% of net assets as of 3/31/2012

Corporate bonds	23.2
Foreign government & corporate bonds denominated in U.S. dollars	20.0
U.S. Treasury securities	15.8
Asset-backed securities	12.5
U.S. agency securities	11.6
Mortgage-backed securities*	3.3
Commercial mortgage-backed securities	1.7
Bank loan obligations	1.1
Municipal bonds	0.1
Short-term investments	2.2
Other assets & liabilities, net	8.5

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments as of 3/31/2012

Less than 1 year	17.9
1–3 years	42.6
3–5 years	33.2
5–10 years	5.3
Over 10 years	1.0

Total	100.0

Holdings by credit quality†

% of fixed-income investments as of 3/31/2012

Aaa/AAA	56.1
Aa/AA	11.7
A/A	12.9
Baa/BBB	12.6
Ba/BB	4.3
B/B	2.0
Below B/B	0.3
Non-rated	0.1

Total	100.0

†

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2012

The Short-Term Bond Fund returned 3.53% for the Institutional Class, compared with the 3.41% return of its benchmark, the Barclays U.S. 1–5 Year Government/Credit Bond Index. The table below shows returns for all share classes of the fund.

Short-term bonds trail the broad market

During the first six months of the period, the slowdown in U.S. growth favored fixed-income securities. Stock prices fell sharply, and many investors turned to the relative safety of high-quality bonds, including short-term Treasury securities. The Barclays U.S. 1–5 Year Government/Credit Bond Index returned 2.42% for the six months.

          As the economy gained momentum in the period’s second half, investors again sought higher returns in stocks and other riskier securities. The fund’s benchmark then returned just 0.97%.

          Seeking to stimulate the economy, the Federal Reserve maintained its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25%. In this low interest rate environment, investors favored securities with longer maturities, boosting their prices and lifting the return of the broad bond market, which is predominately made up of longer-term bonds.

          As a result, the return of the fund’s benchmark for the twelve months lagged the 7.71% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index.

          For the five years ended March 31, 2012, the short-term index returned an average annual 4.63%, versus 6.25% for the aggregate index.

Performance as of March 31, 2012

		Total return	Average annual total return

Short-Term Bond Fund	Inception date	1 year	5 years		since fund inception

Institutional Class	3/31/2006	3.53%	4.13%		4.35%
Retirement Class	3/31/2006	3.27	3.87		4.10
Retail Class	3/31/2006	3.24	3.97		4.20
Premier Class	9/30/2009	3.37	4.07	‡	4.30	‡

Barclays U.S. 1–5 Year Government/Credit Bond Index	—	3.41	4.63		4.80	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

‡

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

§	Performance is calculated from the inception date of the Institutional Class.

10	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Corporate bonds outpace Treasuries

U.S. Treasury securities, which outshone other short-term bond sectors in the first half of the period, lagged in the second half and for the twelve months. Representing more than half of the benchmark’s market capitalization on March 31, 2012, Treasuries returned 3.2% for the twelve-month period. Government-related securities earned 3.0%.

          Corporate bonds, which trailed in the period’s first half, surged ahead in the second. Representing one-fifth of the benchmark, the corporate sector returned 4.6% for the period, lifting the overall index.

          The yield on 2-year Treasury notes fell from 0.80% on March 31, 2011, to 0.33% at period-end. The 5-year yield slid from 2.24% to 1.04%.

Portfolio strategies boost the fund’s relative performance

The longstanding strategy of the Short-Term Bond Fund has been to maintain an overweight position in corporate bonds, relative to their market capitalization in the benchmark, and to underweight U.S. Treasury securities, because, over the long-term, corporate bonds have generally offered higher yields than Treasuries and other government securities. (Of course, there is no guarantee that this pattern will continue.)

          For the twelve-month period, the fund’s holdings in corporate securities helped it to outperform the Barclays short-term index. A nonbenchmark stake in high-yield securities also aided the fund’s relative results. In addition, the fund benefited from nonbenchmark holdings in asset-backed securities and covered bonds, which are secured bonds backed by cash flows from an underlying pool of investments.

          These positive results were partly offset by the negative effects of the fund’s underweight position in U.S. Treasury securities during the period’s first six months, when Treasuries outperformed the rest of the short-term bond market.

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2012

Short-Term Bond Fund	Beginning account value (10/1/11)	Ending account value (3/31/12)	Expenses paid during period* (10/1/11– 3/31/12)

Actual return
Institutional Class	$1,000.00	$1,016.74	$1.51
Retirement Class	1,000.00	1,015.45	2.77
Retail Class	1,000.00	1,014.91	3.32
Premier Class	1,000.00	1,016.94	2.27

5% annual hypothetical return
Institutional Class	1,000.00	1,023.50	1.52
Retirement Class	1,000.00	1,022.25	2.78
Retail Class	1,000.00	1,021.70	3.34
Premier Class	1,000.00	1,022.75	2.28

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.30% for the Institutional Class, 0.55% for the Retirement Class, 0.66% for the Retail Class and 0.45% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	11

High-Yield Fund

Portfolio composition

% of net assets as of 3/31/2012

Corporate bonds	85.0
Foreign government & corporate bonds denominated in U.S. dollars	10.5
Bank loan obligations	1.3
Preferred stock	0.2
Short-term investments	1.0
Other assets & liabilities, net	2.0

Total	100.0

Holdings by maturity

% of fixed-income investments as of 3/31/2012

Less than 1 year	0.2
1–3 years	3.2
3–5 years	13.1
5–10 years	74.1
Over 10 years	9.4

Total	100.0

Holdings by credit quality*

% of fixed-income investments as of 3/31/2012

Baa/BBB	2.8
Ba/BB	52.9
B/B	39.7
Below B/B	4.6

Total	100.0

*

Credit quality ratings are based on the Merrill Lynch methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2012

The High-Yield Fund returned 6.91% for the Institutional Class, compared with the 6.22% return of its benchmark, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. The table below shows returns for all share classes of the fund.

High-yield falters in a risk-averse market but recovers

At the beginning of the period covered by this report, high-yield bonds had just posted a 13.63% return for the twelve months ended March 31, 2011. Returns moderated during the second quarter of 2011, when the fund’s benchmark earned just 1.13%.

          The third quarter of 2011 brought new worries about U.S. economic growth and European sovereign debt. A global sell-off in equities sent U.S. stocks tumbling, and the Russell 3000® Index, which measures the performance of the broad U.S. stock market, lost 15.28%, as many investors sought the relative safety of U.S. Treasury securities. The fund’s benchmark dropped 5.02%.

          When risk appetite revived in the fourth quarter, the high-yield index rebounded, along with U.S. stocks, returning 5.90%. The index added another 4.42% in the first quarter of 2012. Despite these gains, for the twelve-month period, the return of the high-yield index trailed both the 7.71% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, and the 7.18% return of the Russell 3000 Index.

New issuance declines; default rates improve

The issuance of new high-yield debt in the United States totalled $240 billion during the reporting period, a decline of 18% from the previous twelve months. In part this reflected the market’s decreased demand during the

Performance as of March 31, 2012

		Total return	Average annual total return

High-Yield Fund†	Inception date	1 year	5 years		since fund inception

Institutional Class	3/31/2006	6.91%	7.85%		8.12%
Retirement Class	3/31/2006	6.54	7.57		7.82
Retail Class	3/31/2006	6.63	7.68		7.98
Premier Class	9/30/2009	6.75	7.77	‡	8.05	‡

BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index	—	6.22	7.24		7.64	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

†	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

‡

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

§	Performance is calculated from the inception date of the Institutional Class.

12	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

third quarter of 2011 for securities in any asset class that was judged to have higher risks.

          All but five of the benchmark’s 69 industry sectors recorded positive results for the twelve months. Returns ranged from –7.8% for the integrated energy sector to 14.7% for the automakers sector. The index’s three largest sectors—energy exploration, integrated telecommunications and banking—returned 6.7%, 8.2% and 7.0%, respectively.

          Returns among bonds of different credit quality diverged during the twelve-month period. BB and B bonds returned 6.8% and 5.5%, respectively, while lower-quality bonds (CCC and lower) returned 2.1%. Default rates remained at historically low levels, declining from 2.9% to 2.8% during the period, compared with the long-term average rate of 4.6%.

The fund outperforms its benchmark

For the twelve months, the fund outperformed its benchmark on the strength of favorable sector allocations and individual security choices.

          The fund’s return was boosted by its sector positions, relative to their weightings in the benchmark, and security selections within the health facilities, pharmaceuticals, real estate development and oil refining sectors. These positive contributions were partly offset by adverse effects from holdings in the forestry/paper, electric generation and consumer products sectors.

          The fund benefited from avoiding Petroplus, a Swiss oil refiner that filed for bankruptcy protection in January 2012. Overweight holdings in Endo Pharmaceuticals and Ford Motor Credit boosted returns as well.

          Among the largest detractors from performance were an overweight position in Ally Financial—formerly GMAC—and Verso Paper.

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2012

High-Yield Fund	Beginning account value (10/1/11)	Ending account value (3/31/12)	Expenses paid during period* (10/1/11– 3/31/12)

Actual return
Institutional Class	$1,000.00	$1,117.32	$2.06
Retirement Class	1,000.00	1,114.82	3.38
Retail Class	1,000.00	1,115.02	3.86
Premier Class	1,000.00	1,116.46	2.80

5% annual hypothetical return
Institutional Class	1,000.00	1,023.05	1.97
Retirement Class	1,000.00	1,021.80	3.23
Retail Class	1,000.00	1,021.35	3.69
Premier Class	1,000.00	1,022.35	2.68

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.39% for the Institutional Class, 0.64% for the Retirement Class, 0.73% for the Retail Class and 0.53% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	13

Tax-Exempt Bond Fund

Holdings by maturity

% of portfolio investments as of 3/31/2012

Less than 1 year	4.9
1–3 years	2.5
3–5 years	9.6
5–10 years	54.5
Over 10 years	28.5

Total	100.0

Holdings by credit quality*

% of fixed-income investments as of 3/31/2012

Aaa/AAA	15.8
Aa/AA	42.2
A/A	31.1
Baa/BBB	9.4
Non-rated	1.5

Total	100.0

*

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2012

The Tax-Exempt Bond Fund returned 11.46% for the Institutional Class, compared with the 12.13% return of its benchmark, the Barclays 10-Year Municipal Bond Index. The table below shows returns for all share classes of the fund.

Munis extend rally despite a volatile market

During the first half of the reporting period, ongoing concerns about the sovereign debt crisis in Europe and slowing economic growth drove investors to the relative safety of fixed-income securities, despite yields that were at or near historically low levels. Amid this volatile environment, tax-exempt bonds returned 7.99%, as measured by the Barclays 10-Year Municipal Bond Index.

          In the period’s second half, signs of an improving U.S. economy increased investors’ appetite for risk, and global stock prices rebounded sharply, while bonds cooled. Against a backdrop of strong investor demand and lower supply, however, municipal bonds continued their relatively strong performance, returning 3.84% for the last six months of the period.

          For the twelve months, municipal bonds easily outpaced the 7.71% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index.

An advance across sectors drives the index higher

All 14 sectors of the municipal bond market recorded gains for the year. State and local general obligation bonds made particularly strong contributions to the performance of the fund’s benchmark; they returned 11.5% and 12.2%, respectively. Double-digit returns from the transportation and lease revenue sectors also pushed the benchmark higher.

Performance as of March 31, 2012

		Total return	Average annual total return

Tax-Exempt Bond Fund	Inception date	1 year	5 years	since inception

Institutional Class	3/31/2006	11.46%	5.32%	5.35%
Retail Class	3/31/2006	11.30	5.21	5.23

Barclays 10-Year Municipal Bond Index	—	12.13	6.30	6.18	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

†	Performance is calculated from the inception date of the Institutional Class.

14	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

          On March 31, 2012, 10-year tax-exempt bonds yielded 95% of the yield of comparable U.S. Treasury securities, versus 93% one year earlier. Although the ratio ended the period near where it started, it fluctuated during the twelve months. In fact, the ratio touched 114% in the third quarter of 2011, when investors favored the safety and liquidity of Treasuries. As Treasury prices rose and their yields fell, the ratio of municipal bond yields to those of Treasuries increased.

          After record new issuance in 2010 (totaling more than $400 billion), the volume of new municipal bond issues fell to $287 billion in 2011. During the first quarter of 2012, new issuance slipped to $78 billion. This marked the lowest quarterly level of new issuance for municipal bonds since the first quarter of 2006.

The fund’s strong return lags its benchmark’s

Despite the fund’s strong absolute return, it trailed its benchmark for the twelve months. For the first half of the period, the fund’s return was in line with that of its benchmark, after taking into account the effect of expenses. This was due in part to advantageous security selections within the state, local, and water and sewer sectors.

          For the second half of the period, however, the fund trailed the index. As the economic landscape showed signs of improvement, income-seeking investors began gravitating to municipal bonds with longer maturities because of their relatively attractive yields. The fund’s portfolio was defensively positioned within the intermediate maturity segment; underweighting the longer end of the yield curve hurt relative performance. Investors also favored municipal bonds with lower credit ratings, and this hampered the fund’s results as well. These factors offset the positive effects of advantageous security selections in the health care and transportation sectors.

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

Expense example

Six months ended March 31, 2012

Tax-Exempt Bond Fund	Beginning account value (10/1/11)	Ending account value (3/31/12)	Expenses paid during period* (10/1/11– 3/31/12)

Actual return
Institutional Class	$1,000.00	$1,033.21	$1.78
Retail Class	1,000.00	1,031.49	3.45

5% annual hypothetical return
Institutional Class	1,000.00	1,023.25	1.77
Retail Class	1,000.00	1,021.60	3.44

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class and 0.68% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	15

Inflation-Linked Bond Fund

Portfolio composition

% of net assets as of 3/31/2012

U.S. Treasury securities	98.6
Short-term investments	0.9
Other assets & liabilities, net	0.5

Total	100.0

Holdings by maturity

% of fixed-income investments as of 3/31/2012

Less than 1 year	0.9
1–3 years	18.1
3–5 years	19.2
5–10 years	30.9
Over 10 years	30.9

Total	100.0

Performance for the twelve months ended March 31, 2012

The Inflation-Linked Bond Fund returned 11.92% for the Institutional Class, compared with the 12.20% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The table below shows returns for all share classes of the fund.

While oil prices gyrate, inflation remains in check

During the first six months of the period, year-over-year inflation rose rapidly, driven by increasing oil and food prices. By September, the Consumer Price Index was 3.9% higher than it had been one year earlier, compared with 2.7% in March 2011. However, prices moderated in the period’s second half, and inflation ended the twelve months up just 2.7%. Although crude oil prices topped $100 a barrel at times, they nevertheless declined 3.5% over the period. Even so, prices at the pump remained elevated.

          Triple-digit oil prices notwithstanding, the Federal Reserve continued to project only modest inflation for the foreseeable future. As a result, the central bank focused on stimulating the flagging U.S. economy. In September, with the goal of lowering long-term interest rates, the Fed announced that it would begin buying U.S. Treasury securities with longer maturities, while selling its shorter-term holdings. In January, the Fed signaled its intention to maintain its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% until late 2014.

TIPS shine in a solid year for bonds

TIPS gained 8.33% for the first half of the period, when a slowing economy, declining stock market and rising oil prices drove investors to the relative safety and inflation-fighting features of TIPS. As the economy rallied in the

Performance as of March 31, 2012

		Total return	Average annual total return

Inflation-Linked Bond Fund	Inception date	1 year	5 years		since fund inception

Institutional Class	10/1/2002	11.92%	7.21%		6.18%
Retirement Class	3/31/2006	11.73	6.95		6.04	*
Retail Class	10/1/2002	11.68	7.06		6.02
Premier Class	9/30/2009	11.77	7.12	*	6.13	*

Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)	—	12.20	7.60		6.47	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Retirement and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

†	Performance is calculated from the inception date of the Institutional Class.

16	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

second half and investors again favored stocks and corporate bonds, TIPS posted a 3.57% return. Nonetheless, the prospect of eventual higher inflation continued to attract some investors to TIPS.

          For the twelve-month period, the return of the TIPS index was about four-and-a-half percentage points higher than the 7.71% advance of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index.

          For the five years ended March 31, 2012, the average annual return of TIPS was 7.60%, versus 6.25% for the broad bond market.

The fund narrowly trails its benchmark

In line with the performance of the TIPS index, the Inflation-Linked Bond Fund posted a double-digit gain for the twelve-month period. In relative terms, however, the fund lagged its benchmark because the fund’s return includes a deduction for expenses, while the benchmark’s does not. Because the fund’s portfolio is similar to that of its benchmark index, the above discussion of the benchmark’s performance also applies to the performance of the fund.

          During the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of the TIPS index. This strategy helped the fund more closely resemble the characteristics of its benchmark.

$10,000 invested at fund’s inception

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2012

Inflation-Linked Bond Fund	Beginning account value (10/1/11)	Ending account value (3/31/12)	Expenses paid during period* (10/1/11– 3/31/12)

Actual return
Institutional Class	$1,000.00	$1,032.66	$1.42
Retirement Class	1,000.00	1,031.94	2.69
Retail Class	1,000.00	1,031.53	3.20
Premier Class	1,000.00	1,031.90	2.18

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.60	1.42
Retirement Class	1,000.00	1,022.35	2.68
Retail Class	1,000.00	1,021.85	3.18
Premier Class	1,000.00	1,022.85	2.17

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.28% for the Institutional Class, 0.53% for the Retirement Class, 0.63% for the Retail Class and 0.43% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	17

Bond Index Fund

Portfolio composition

% of net assets as of 3/31/2012

U.S. Treasury securities	35.2
Mortgage-backed securities*	31.0
Corporate bonds	16.3
Foreign government & corporate bonds denominated in U.S. dollars	8.3
U.S. agency securities	5.4
Commercial mortgage-backed securities	2.0
Municipal bonds	1.0
Asset-backed securities	0.2
Other assets & liabilities, net	0.6

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments as of 3/31/2012

Less than 1 year	1.6
1–3 years	28.5
3–5 years	34.5
5–10 years	23.8
Over 10 years	11.6

Total	100.0

Holdings by credit quality†

% of fixed-income investments as of 3/31/2012

Aaa/AAA	74.6
Aa/AA	5.0
A/A	11.3
Baa/BBB	9.1

Total	100.0

†

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2012

The Bond Index Fund returned 7.69% for the Institutional Class, compared with the 7.71% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

As the economy improves, bonds lose some luster

During the first six months of the period, the slowdown in U.S. and global growth favored fixed-income securities. With stock prices falling sharply, investors turned to the relative safety of high-quality bonds, particularly U.S. Treasury securities. The broad domestic market, as measured by the Barclays U.S. Aggregate Bond Index, returned 6.20% for the six months.

          In the period’s second half, the economy gained momentum as the Federal Reserve continued its stimulus initiatives. With confidence returning, investors again sought higher returns in stocks and other riskier securities. The fund’s benchmark returned just 1.43% for the last six months of the period.

Treasuries take a back seat to corporates

U.S. Treasury securities led the overall bond market in the period’s first half but lagged in the second. Representing more than one-third of the market capitalization of the Barclays aggregate index on March 31, 2012, Treasuries returned 8.6% for the twelve-month period. Treasury yields, which had trended downward in 2011, rose in the first quarter of 2012, as bond prices declined (bond prices and yields move in opposite directions). For the full period, however, the yield on 10-year Treasuries fell from 3.47% on March 31, 2011, to 2.23% one year later. Two-year yields slid from 0.80% to 0.33%.

Performance as of March 31, 2012

		Total return	Average annual total return

Bond Index Fund	Inception date	1 year	since fund inception

Institutional Class	9/14/2009	7.69%	5.81%
Retirement Class	9/14/2009	7.32	5.54
Retail Class	9/14/2009	7.22	5.44
Premier Class	9/30/2009	7.53	5.65	‡

Barclays U.S. Aggregate Bond Index	—	7.71	6.08	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

‡

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

§	Performance is calculated from the inception date of the Institutional Class.

18	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

          Corporate bonds, comprising one-fifth of the benchmark, gained 9.5%. Lower-rated securities outperformed those of higher quality. The small commercial mortgage-backed sector returned 7.5%, while U.S. mortgage-backed securities, making up almost one-third of the index, returned 6.2%. Asset-backed and U.S. agency securities lagged, with returns of 5.3% and 4.8%, respectively.

The fund keeps pace with its benchmark

For the twelve-month period, the return of the Bond Index Fund was in line with the return of the Barclays U.S. Aggregate Bond Index, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not.

          The fund invests in a portfolio of fixed-income securities that is designed to produce a return corresponding with that of the U.S. investment-grade bond market, based on a broad market index. In seeking a favorable long-term return, mainly from current interest income, the fund attempts to track the performance of the Barclays aggregate index.

          Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This helped the fund more closely resemble the characteristics of its index. The fund also had a risk profile similar to that of its benchmark.

$10,000 invested at fund’s inception

Institutional Class (inception September 14, 2009)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2012

Bond Index Fund	Beginning account value (10/1/11)	Ending account value (3/31/12)	Expenses paid during period* (10/1/11– 3/31/12)

Actual return
Institutional Class	$1,000.00	$1,014.32	$0.65
Retirement Class	1,000.00	1,012.11	1.91
Retail Class	1,000.00	1,011.62	2.41
Premier Class	1,000.00	1,013.56	1.41

5% annual hypothetical return
Institutional Class	1,000.00	1,024.35	0.66
Retirement Class	1,000.00	1,023.10	1.92
Retail Class	1,000.00	1,022.60	2.43
Premier Class	1,000.00	1,023.60	1.42

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.13% for the Institutional Class, 0.38% for the Retirement Class, 0.48% for the Retail Class and 0.28% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	19

Money Market Fund

Portfolio composition

% of net assets as of 3/31/2012

Commercial paper	49.7
U.S. Treasury securities	19.6
U.S. government & agency securities	16.5
Variable rate securities, government	10.7
Certificates of deposit	3.0
Bankers’ acceptances	0.3
Other assets & liabilities, net	0.2

Total	100.0

Net annualized yield

(for the 7 days ended 3/27/2012)*

	Current yield	Effective yield

Money Market Fund
Institutional Class	0.03%	0.03%
Retirement Class†	0.00	0.00
Retail Class†	0.00	0.00
Premier Class†	0.00	0.00
iMoneyNet Money Fund Report Averages— All Taxable§	0.03	0.03

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance for the twelve months ended March 31, 2012

The Money Market Fund returned 0.03% for the Institutional Class, compared with the 0.02% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its returns reflect the deduction of expenses charged by the funds included in the average. The table below shows returns for all share classes of the fund.

The Fed continues its stimulus efforts

During 2011 the credit market became increasingly concerned about slowing growth in the United States and sovereign debt problems in Europe. To help bolster the flagging economy, the Federal Reserve announced in September that it would begin buying U.S. Treasury securities with longer maturities and selling its shorter-term holdings, with the goal of lowering long-term interest rates.

          To further reassure the market, the Fed announced in January 2012 that it would likely maintain its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% until late 2014, more than a year longer than its earlier forecast.

Performance as of March 31, 2012

		Total return	Average annual total return

Money Market Fund	Inception date	1 year	5 years		10 years

Institutional Class	7/1/1999	0.03%	1.47%		2.05%
Retirement Class†	3/31/2006	0.00	1.30		1.95	‡
Retail Class†	3/31/2006	0.00	1.37		2.00	‡
Premier Class†	9/30/2009	0.00	1.43	‡	2.04	‡

iMoneyNet Money Fund Report Averages—All Taxable§	—	0.02	1.14		1.64

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

‡

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

§	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

†

Beginning August 18, 2009, part or all of the 12b-1 distribution expenses of the Retail Class of the Money Market Fund are not being reimbursed to the fund’s distributor. The fund’s adviser is also reimbursing certain other fund expenses. Also, part or all of the service and investment management fees of the Retirement Class of the Money Market Fund are being voluntarily waived. Beginning October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class of the Money Market Fund are being voluntarily waived. Without these changes, the total returns and 7-day current and effective net annualized yields for these share classes would have been lower. This suspension of reimbursement and the addition of waivers are voluntary and may be discontinued at any time without notice.

20	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Treasury and LIBOR yields reflect changing market sentiment

In the uncertain market climate, many investors sought safety in U.S. Treasury securities. Yields on short-term Treasuries dipped to near zero, as increased demand and reduced issuance boosted their prices. (Bond prices and yields move in opposite directions.) Conversely, Europe’s woes pushed LIBOR yields up, reflecting the higher cost of borrowing in that region. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.)

          At the start of 2012, however, the U.S. economy appeared to gain momentum, and the European Central Bank took stronger measures to solve the continent’s debt problems. Short-term Treasury yields rose, ending the twelve-month period closer to where they began. At the same time, LIBOR yields came off their highs. Nonetheless, on March 31, 2012, the three-month LIBOR yield was 0.47%, versus 0.30% at the beginning of the period.

The fund narrowly outpaces the industry average

In this environment of prolonged low interest rates, the return of the Money Market Fund inched past that of the average iMoneyNet fund for the twelve-month period. In pursuit of relative value and to comply with SEC regulations, the fund maintained more than 45% of its portfolio in U.S. Treasury and government securities. For additional yield, the fund invested in U.S. government floating-rate securities with two-year maturities.

          Where advantageous, the fund continued to purchase the short-term securities of top-tier companies, including Coca-Cola, Johnson & Johnson and several Canadian banks. However, in response to unstable conditions in Europe, the fund discontinued its investment activities there.

          On March 27, 2012, the fund’s weighted average maturity was 53 days, versus 46 days for the average iMoneyNet fund.

Expense example

Six months ended March 31, 2012

Money Market Fund	Beginning account value (10/1/11)	Ending account value (3/31/12)	Expenses paid during period* (10/1/11– 3/31/12)

Actual return
Institutional Class	$1,000.00	$1,000.08	$0.65
Retirement Class	1,000.00	1,000.00	0.75
Retail Class	1,000.00	1,000.00	0.75
Premier Class	1,000.00	1,000.00	0.75

5% annual hypothetical return
Institutional Class	1,000.00	1,024.35	0.66
Retirement Class	1,000.00	1,024.25	0.76
Retail Class	1,000.00	1,024.25	0.76
Premier Class	1,000.00	1,024.25	0.76

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.13% for the Institutional Class, 0.15% for the Retirement Class, 0.15% for the Retail Class and 0.15% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	21

Summary portfolio of investments

Bond Fund ▪ March 31, 2012

Principal		Issuer	Value	% of net assets

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			$3,328,049	0.2%

BANKS
		Bank of Nova Scotia
$14,800,000	g	2.150%, 08/03/16	15,184,578	0.7
		Other	118,422,951	5.4

			133,607,529	6.1

CAPITAL GOODS			14,911,874	0.7

COMMERCIAL & PROFESSIONAL SERVICES			6,852,943	0.3

CONSUMER DURABLES & APPAREL			6,174,845	0.3

CONSUMER SERVICES			5,868,405	0.3

DIVERSIFIED FINANCIALS
		Goldman Sachs Group, Inc
8,275,000		5.750%, 01/24/22	8,512,824	0.4
		Other	96,822,105	4.4

			105,334,929	4.8

ENERGY			82,932,817	3.9

FOOD & STAPLES RETAILING			4,810,299	0.2

FOOD, BEVERAGE & TOBACCO			22,616,526	1.0

HEALTH CARE EQUIPMENT & SERVICES			16,815,089	0.8

HOUSEHOLD & PERSONAL PRODUCTS			3,690,609	0.2

INSURANCE			33,152,417	1.5

MATERIALS			43,961,894	1.9

MEDIA			41,318,686	1.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			9,862,869	0.4

REAL ESTATE			21,147,766	0.9

RETAILING			16,987,138	0.7

SOFTWARE & SERVICES			9,134,169	0.4

TECHNOLOGY HARDWARE & EQUIPMENT			11,108,798	0.6

TELECOMMUNICATION SERVICES			46,511,962	2.1

TRANSPORTATION			18,609,382	0.8

UTILITIES			79,708,344	3.7

		TOTAL CORPORATE BONDS
		(Cost $704,648,195)	738,447,339	33.6

GOVERNMENT BONDS

AGENCY SECURITIES
		Private Export Funding Corp
8,560,000		5.450%, 09/15/17	10,280,252	0.5
9,940,000		4.300%, 12/15/21	11,401,985	0.5
		Other	73,674,133	3.3

			95,356,370	4.3

Principal		Issuer	Value	% of net assets

FOREIGN GOVERNMENT BONDS
		Caisse Centrale Desjardins du Quebec
$12,000,000	g	1.600%, 03/06/17	$11,889,024	0.5%
		Province of Manitoba Canada
10,000,000		1.375%, 04/28/14	10,158,280	0.5
		Other	131,278,551	6.0

			153,325,855	7.0

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
24,000,000	h	4.500%, 04/15/42	25,447,500	1.2
62,374,928		4.000%–8.000%, 01/01/16–04/15/42	67,693,796	3.1
		Federal National Mortgage Association (FNMA)
76,343,313	h	4.000%, 12/01/39	80,143,255	3.7
10,221,985		4.500%, 09/01/40	10,888,218	0.5
38,003,752	h	4.500%, 04/01/41	40,551,959	1.8
47,000,000	h	5.000%, 04/25/42	50,767,341	2.3
81,000,000	h	5.500%, 04/25/42	88,252,027	4.0
56,000,000	h	6.000%, 04/25/42	61,696,253	2.8
10,000,000	h	6.500%, 04/25/42	11,200,000	0.5
18,000,000	h	3.500%, 05/25/42	18,430,313	0.8
73,076,334		2.385%–8.000%, 06/01/13–11/01/40	78,568,381	3.7
		Government National Mortgage Association (GNMA)
26,850,289	h	4.000%, 01/20/42	28,852,692	1.3
10,000,000	h	5.000%, 04/15/42	11,043,750	0.5
9,000,000	h	5.500%, 04/15/42	10,057,500	0.5
21,000,000	h	4.500%, 04/15/42	22,847,345	1.0
17,000,000	h	4.500%, 04/20/42	18,490,157	0.9
13,000,000	h	5.000%, 04/20/42	14,316,250	0.7
23,547,547		3.500%–8.500%, 01/15/28–01/15/44	25,994,048	1.2
		Other	10,406,576	0.3

			675,647,361	30.8

MUNICIPAL BONDS
		City of New York, NY
9,920,000		5.817%, 10/01/31	11,153,651	0.5
		Other	12,677,483	0.6

			23,831,134	1.1

U.S. TREASURY SECURITIES
		United States Treasury Bond
12,663,000		3.125%, 11/15/41	12,146,590	0.6
19,000,000		3.125%, 02/15/42	18,213,286	0.8
		United States Treasury Note
29,050,000	d	1.000%, 04/30/12	29,069,289	1.3
14,000,000		0.250%, 02/28/14	13,979,224	0.6
10,687,000		0.250%, 02/15/15	10,610,182	0.5
81,000,000		0.375%, 03/15/15	80,689,932	3.7
11,951,000		0.875%, 02/28/17	11,866,973	0.5
10,000,000		1.375%, 11/30/18	9,905,470	0.5
		Other	27,401,782	1.2

			213,882,728	9.7

		TOTAL GOVERNMENT BONDS
		(Cost $1,134,236,234)	1,162,043,448	52.9

22	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Fund ▪ March 31, 2012

Principal		Issuer	Value	% of net assets

STRUCTURED ASSETS

ASSET BACKED
		AEP Texas Central Transition Funding LLC
		Series 2012-1 (Class A3)
$14,800,000		2.845%, 03/01/26	$14,620,593	0.7%
		Dominos Pizza Master Issuer LLC
		Series 2012-1A (Class A2)
19,800,000		5.216%, 01/25/42	20,278,229	0.9
		Sierra Receivables Funding Co LLC
		Series 2012-1A (Class B)
10,000,000		3.580%, 11/20/28	10,015,543	0.5
		Other	30,394,606	1.3

			75,308,971	3.4

OTHER MORTGAGE BACKED
		Greenwich Capital Commercial Funding Corp
		Series 2006-GG7 (Class AM)
7,970,000		5.883%, 07/10/38	8,296,611	0.4
		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2007-FL1A (Class A1)
8,335,187		0.617%, 07/15/19	8,085,481	0.4
		Series 2006-LDP8 (Class AM)
8,445,000		5.440%, 05/15/45	9,045,304	0.4
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class A5)
11,000,000		5.342%, 12/15/43	11,877,019	0.5
		Other	90,260,384	4.1

			127,564,799	5.8

		TOTAL STRUCTURED ASSETS
		(Cost $199,914,414)	202,873,770	9.2

		TOTAL BONDS
		(Cost $2,038,798,843)	2,103,364,557	95.7

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Mortgage Corp (FHLMC)
13,900,000	d	0.006%, 04/16/12	13,899,624	0.6
17,000,000	d	0.022%, 05/21/12	16,998,229	0.8

			30,897,853	1.4

TREASURY DEBT
		United States Treasury Bill
9,150,000		0.002%–0.003%, 04/12/12	9,149,900	0.4
90,100,000	d	0.003%–0.051%, 04/19/12	90,096,594	4.1
47,000,000	d	0.009%, 04/26/12	46,998,858	2.1
63,000,000	d	0.004%–0.014%, 05/03/12	62,998,058	2.9
18,100,000	d	0.041%, 05/10/12	18,099,000	0.8
25,900,000	d	0.010%–0.012%, 05/24/12	25,898,596	1.2
96,000,000	d	0.008%– 0.012%, 05/31/12	95,991,360	4.4
17,600,000	d	0.013%–0.056%, 06/07/12	17,598,064	0.8
22,300,000	d	0.017%, 06/14/12	22,297,279	1.0
50,000,000		0.011%, 06/28/12	49,991,550	2.3
98,700,000		0.088%, 08/02/12	98,668,218	4.5
		Other	8,299,564	0.4

			546,087,041	24.9

Principal		Issuer	Value	% of net assets

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $576,994,160)	$576,984,894	26.3%

		TOTAL PORTFOLIO
		(Cost $2,615,793,003)	2,680,349,451	122.0
		OTHER ASSETS & LIABILITIES, NET	(482,991,430)	(22.0)

		NET ASSETS	$2,197,358,021	100.0%

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2012, the aggregate value of these securities amounted to $353,238,581 or 16.1% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	23

Summary portfolio of investments

Bond Plus Fund ▪ March 31, 2012

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS			$1,899,363	0.2%

CAPITAL GOODS			1,978,596	0.2

CONSUMER SERVICES
		Burger King Corp
$3,281,239	i	4.500%, 10/19/16	3,274,906	0.3
		Other	1,667,375	0.2

			4,942,281	0.5

DIVERSIFIED FINANCIALS			4,214,355	0.4

FOOD & STAPLES RETAILING
		Del Monte Foods Co
3,473,750	i	4.500%, 03/08/18	3,421,157	0.3

			3,421,157	0.3

HEALTH CARE EQUIPMENT & SERVICES			6,875,019	0.6

MATERIALS			2,983,212	0.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,725,108	0.3

RETAILING			1,001,231	0.1

SOFTWARE & SERVICES			1,485,000	0.1

		TOTAL BANK LOAN OBLIGATIONS
		(Cost $32,581,227)	32,525,322	3.0

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			3,198,216	0.3

BANKS
		Bank of America Corp
3,475,000		3.750%, 07/12/16	3,492,316	0.3
		Bank of Nova Scotia
4,800,000	g	2.150%, 08/03/16	4,924,728	0.5
		Citigroup, Inc
4,550,000		3.953%, 06/15/16	4,675,826	0.4
		Other	45,692,649	4.1

			58,785,519	5.3

CAPITAL GOODS			18,989,148	1.7

COMMERCIAL & PROFESSIONAL SERVICES			2,119,281	0.2

CONSUMER DURABLES & APPAREL			4,737,136	0.4

CONSUMER SERVICES			7,846,440	0.7

DIVERSIFIED FINANCIALS
		Goldman Sachs Group, Inc
5,900,000		5.750%, 01/24/22	6,069,566	0.6
		Other	45,478,233	4.1

			51,547,799	4.7

ENERGY			44,929,775	4.1

FOOD & STAPLES RETAILING			4,239,492	0.4

FOOD, BEVERAGE & TOBACCO			9,062,475	0.8

HEALTH CARE EQUIPMENT & SERVICES			11,918,374	1.2

Principal		Issuer	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS			$1,582,609	0.1%

INSURANCE			13,917,855	1.3

MATERIALS			35,810,876	3.2

MEDIA			25,590,488	2.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			9,247,416	0.8

REAL ESTATE			13,080,744	1.2

RETAILING			11,251,363	1.0

SOFTWARE & SERVICES			7,886,723	0.7

TECHNOLOGY HARDWARE & EQUIPMENT			8,823,668	0.8

TELECOMMUNICATION SERVICES			16,632,780	1.5

TRANSPORTATION			12,413,174	1.2

UTILITIES			38,616,842	3.6

		TOTAL CORPORATE BONDS
		(Cost $395,382,310)	412,228,193	37.4

GOVERNMENT BONDS

AGENCY SECURITIES			3,234,150	0.3

FOREIGN GOVERNMENT BONDS
		Bank of Montreal
$6,450,000	g	2.625%, 01/25/16	6,763,838	0.6
		Province of Ontario Canada
5,000,000		2.300%, 05/10/16	5,178,040	0.5
		Other	53,033,525	4.8

			64,975,403	5.9

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
3,292,127		4.000%, 12/01/40	3,486,186	0.3
6,105,003		4.000%, 01/01/41	6,423,074	0.6
9,000,000	h	4.500%, 04/15/42	9,542,812	0.9
25,870,040		4.000%–8.000%, 12/01/16–04/15/42	27,989,899	2.5
		Federal National Mortgage Association (FNMA)
16,000,000	h	3.000%, 04/25/27	16,562,499	1.5
3,330,441		6.000%, 11/01/37	3,672,768	0.3
8,293,378		6.000%, 04/01/39	9,145,832	0.8
4,692,564		4.500%, 10/01/40	5,029,204	0.5
36,000,000	h	4.000%, 04/25/42	37,743,750	3.4
13,000,000	h	4.500%, 04/25/42	13,826,719	1.3
12,000,000	h	5.000%, 04/25/42	12,961,874	1.2
3,000,000	h	5.500%, 04/25/42	3,268,594	0.3
5,000,000	h	6.000%, 04/25/42	5,508,594	0.5
21,000,000	h	3.500%, 05/25/42	21,502,031	2.0
50,611,708		2.385%–9.000%, 06/01/13–11/01/40	54,814,144	5.0
		Government National Mortgage Association (GNMA)
7,885,723		4.500%, 01/20/41	8,605,057	0.8
10,000,000	h	4.000%, 04/15/42	10,731,250	1.0
3,000,000	h	5.000%, 04/15/42	3,313,125	0.3
5,000,000	h	4.500%, 04/20/42	5,438,282	0.5
3,000,000	h	5.000%, 04/20/42	3,303,750	0.3
		Other	17,456,334	1.4

			280,325,778	25.4

24	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Plus Fund ▪ March 31, 2012

Principal		Issuer	Value	% of net assets

MUNICIPAL BONDS			$2,561,592	0.2%

U.S. TREASURY SECURITIES
		United States Treasury Bond
$3,902,500		5.250%, 02/15/29	5,109,836	0.5
11,450,000		5.375%, 02/15/31	15,400,250	1.4
14,130,000		4.375%, 05/15/41	16,986,916	1.5
9,784,000		3.125%, 11/15/41	9,384,999	0.9
		United States Treasury Note
9,502,000		1.250%, 09/30/15	9,697,238	0.9
8,840,000		1.500%, 06/30/16	9,074,119	0.8
10,047,000		0.875%, 02/28/17	9,976,360	0.9
18,830,000		2.375%, 05/31/18	19,930,388	1.8
4,302,000		8.000%, 11/15/21	6,534,669	0.6
3,610,200		2.000%, 02/15/22	3,540,816	0.3
		Other	11,225,161	1.0

			116,860,752	10.6

		TOTAL GOVERNMENT BONDS
		(Cost $450,353,925)	467,957,675	42.4

STRUCTURED ASSETS

ASSET BACKED
		JP Morgan Mortgage Acquisition Corp
		Series 2006-ACC1 (Class A4)
4,142,446		0.392%, 05/25/36	3,585,283	0.3
		Lehman XS Trust
		Series 2006-GP4 (Class 3A2A)
4,628,354		0.402%, 08/25/46	3,623,788	0.3
		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI2 (Class A3)
4,925,083		5.790%, 02/25/36	4,927,014	0.4
		Other	47,059,391	4.4

			59,195,476	5.4

OTHER MORTGAGE BACKED
		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2007-FL1A (Class A1)
4,321,949		0.617%, 07/15/19	4,192,472	0.4
		Other	65,214,593	5.9

			69,407,065	6.3

		TOTAL STRUCTURED ASSETS
		(Cost $131,478,515)	128,602,541	11.7

		TOTAL BONDS
		(Cost $977,214,750)	1,008,788,409	91.5

Shares		Company

PREFERRED STOCKS

DIVERSIFIED FINANCIALS			1,242,751	0.1

		TOTAL PREFERRED STOCKS
		(Cost $1,361,150)	1,242,751	0.1

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Mortgage Corp (FHLMC)
$8,500,000	d	0.006%, 04/16/12	$8,499,770	0.8%

			8,499,770	0.8

TREASURY DEBT
		United States Treasury Bill
64,900,000	d	0.003%–0.046%, 04/19/12	64,898,495	5.9
9,100,000		0.014%, 05/03/12	9,099,636	0.8
22,530,000	d	0.003%–0.045%, 05/10/12	22,529,548	2.0
26,100,000	d	0.007%–0.015%, 05/17/12	26,099,109	2.4
6,490,000		0.010%, 05/24/12	6,489,752	0.6
20,000,000	d	0.012%, 05/31/12	19,998,200	1.8
7,400,000	d	0.056%, 06/07/12	7,399,186	0.7
22,600,000	d	0.011%–0.075%, 06/28/12	22,596,180	2.1
20,000,000		0.088%, 08/02/12	19,993,560	1.8
		Other	2,599,840	0.2

			201,703,506	18.3

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $210,205,032)	210,203,276	19.1

		TOTAL PORTFOLIO
		(Cost $1,221,362,159)	1,252,759,758	113.7
		OTHER ASSETS & LIABILITIES, NET	(150,663,740)	(13.7)

		NET ASSETS	$1,102,096,018	100.0%

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2012, the aggregate value of these securities amounted to $173,654,074 or 15.8% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	25

Summary portfolio of investments

Short-Term Bond Fund ▪ March 31, 2012

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

CAPITAL GOODS			$493,409	0.1%

CONSUMER SERVICES			1,485,163	0.2

DIVERSIFIED FINANCIALS			1,994,850	0.2

FOOD & STAPLES RETAILING			1,954,947	0.2

HEALTH CARE EQUIPMENT & SERVICES			3,168,503	0.4

		TOTAL BANK LOAN OBLIGATIONS
		(Cost $9,100,313)	9,096,872	1.1

BONDS

CORPORATE BONDS

BANKS
		Australia & New Zealand Banking Group Ltd
$7,000,000	g	2.400%, 11/23/16	7,059,031	0.9
		Bank of Nova Scotia
4,160,000	g	1.650%, 10/29/15	4,226,489	0.5
4,800,000	g	2.150%, 08/03/16	4,924,728	0.6
		Capital One Financial Corp
3,250,000		2.125%, 07/15/14	3,268,525	0.4
		Citigroup, Inc
4,565,000		5.000%, 09/15/14	4,727,646	0.6
3,100,000		4.750%, 05/19/15	3,263,798	0.4
		NIBC Bank NV
7,500,000	g	2.800%, 12/02/14	7,786,928	1.0
		Toronto-Dominion Bank
4,200,000	g	2.200%, 07/29/15	4,343,228	0.5
10,000,000	g	1.625%, 09/14/16	10,037,690	1.2
		Wells Fargo & Co
3,500,000		2.625%, 12/15/16	3,578,582	0.5
		Westpac Banking Corp
6,000,000	g	2.450%, 11/28/16	6,061,968	0.8
		Other	33,511,276	4.1

			92,789,889	11.5

CAPITAL GOODS			6,045,808	0.7

COMMERCIAL & PROFESSIONAL SERVICES			3,094,657	0.4

CONSUMER DURABLES & APPAREL			2,392,583	0.3

CONSUMER SERVICES
		Walt Disney Co
3,500,000		1.125%, 02/15/17	3,459,446	0.5
		Other	2,016,984	0.2

			5,476,430	0.7

DIVERSIFIED FINANCIALS
		UBS AG.
5,000,000	g	1.875%, 01/23/15	5,036,265	0.6
		Other	43,394,944	5.4

			48,431,209	6.0

ENERGY			19,356,506	2.4

FOOD & STAPLES RETAILING			4,710,094	0.6

FOOD, BEVERAGE & TOBACCO			11,801,641	1.5

Principal		Issuer	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES			$7,732,497	0.9%

HOUSEHOLD & PERSONAL PRODUCTS			1,039,791	0.1

INSURANCE
		Hospital for Special Surgery
$7,240,004	g	3.500%, 01/01/23	7,524,319	0.9
		Other	5,904,941	0.7

			13,429,260	1.6

MATERIALS			10,804,873	1.3

MEDIA			10,971,163	1.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			7,069,619	0.9

REAL ESTATE			1,378,443	0.2

RETAILING			11,418,100	1.4

SOFTWARE & SERVICES
		Microsoft Corp
5,000,000		0.875%, 09/27/13	5,036,655	0.6
		Other	5,429,821	0.7

			10,466,476	1.3

TECHNOLOGY HARDWARE & EQUIPMENT			5,177,979	0.7

TELECOMMUNICATION SERVICES			10,603,658	1.3

TRANSPORTATION			5,167,123	0.6

UTILITIES			17,404,990	2.1

		TOTAL CORPORATE BONDS
		(Cost $301,472,059)	306,762,789	37.9

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
5,000,000		0.750%, 03/28/13	5,025,210	0.6
20,000,000		0.500%, 04/17/15	19,917,020	2.5
		Federal National Mortgage Association (FNMA)
6,500,000		1.250%, 08/20/13	6,580,821	0.8
25,000,000		1.125%, 06/27/14	25,437,825	3.1
3,350,000		1.125%, 04/27/17	3,329,163	0.4
		GMAC, Inc
3,600,000		2.200%, 12/19/12	3,650,494	0.5
		Private Export Funding Corp
5,000,000		1.375%, 02/15/17	5,022,775	0.6
		Other	25,148,843	3.1

			94,112,151	11.6

FOREIGN GOVERNMENT BONDS
		Caisse Centrale Desjardins du Quebec
4,000,000	g	1.600%, 03/06/17	3,963,008	0.5
		Canada Government International Bond
4,750,000		0.875%, 02/14/17	4,692,406	0.6
		Nederlandse Waterschapsbank NV
4,000,000	g	2.125%, 02/09/17	3,977,364	0.5
		Province of British Columbia Canada
3,000,000		2.850%, 06/15/15	3,191,718	0.4
		Other	26,875,278	3.3

			42,699,774	5.3

26	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Short-Term Bond Fund ▪ March 31, 2012

Principal		Issuer	Value	% of net assets

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
$4,849,950		3.000%, 03/15/26	$5,092,446	0.6%
4,938,328		3.000%, 01/15/27	5,189,667	0.6
4,373,062		4.000%, 05/15/37	4,524,700	0.6
		Federal National Mortgage Association (FNMA)
3,451,840		4.000%, 10/25/24	3,619,229	0.4
3,749,242		4.500%, 10/25/28	3,916,337	0.5
		Government National Mortgage Association (GNMA)
3,741,563		2.300%, 10/15/19	3,853,081	0.5
		Other	487,089	0.1

			26,682,549	3.3

MUNICIPAL BONDS			538,700	0.1

U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
24,052,940	k	0.500%, 04/15/15	25,499,869	3.2
10,267,400	k	0.125%, 04/15/16	10,844,941	1.3
		United States Treasury Note
22,720,000		1.125%, 06/15/13	22,955,197	2.8
7,395,000		3.125%, 09/30/13	7,706,684	1.0
3,565,000		0.125%, 12/31/13	3,552,744	0.4
3,800,000		0.250%, 01/31/14	3,794,509	0.5
29,700,000		1.250%, 04/15/14	30,231,363	3.7
11,548,000		0.250%, 02/15/15	11,464,993	1.4
11,647,000		0.125%–2.625%, 06/30/12–02/28/17	11,809,634	1.5

			127,859,934	15.8

		TOTAL GOVERNMENT BONDS
		(Cost $288,750,607)	291,893,108	36.1

STRUCTURED ASSETS

ASSET BACKED
		Ally Auto Receivables Trust
		Series 2011-5 (Class B)
3,300,000		1.900%, 11/15/16	3,307,817	0.4
		Ally Master Owner Trust
		Series 2010-2 (Class A)
8,000,000		4.250%, 04/15/17	8,662,012	1.1
		Avis Budget Rental Car Funding AESOP LLC
		Series 2010-4A (Class A)
4,500,000		2.090%, 04/20/15	4,547,722	0.6
		CNH Equipment Trust
		Series 2011-C (Class A4)
6,000,000		1.550%, 11/15/17	6,054,296	0.7
		Ford Credit Floorplan Master Owner Trust
		Series 2010-3 (Class A1)
3,175,000		4.200%, 02/15/17	3,436,045	0.4
		Hertz Vehicle Financing LLC
		Series 2009-2A (Class A2)
5,230,000		5.290%, 03/25/16	5,731,630	0.7
		Santander Drive Auto Receivables Trust
		Series 2012-2 (Class B)
5,000,000		2.090%, 08/15/16	5,007,642	0.6
		World Financial Network Credit Card Master Trust
		Series 2011-A (Class A)
4,000,000		1.680%, 08/15/18	4,013,438	0.5
		Other	60,294,267	7.5

			101,054,869	12.5

Principal		Issuer	Value	% of net assets

OTHER MORTGAGE BACKED
		Commercial Mortgage Pass Through Certificates
		Series 2012-9W57 (Class A)
$5,000,000		2.365%, 02/10/29	$5,034,740	0.6%
		Other	8,252,682	1.1

			13,287,422	1.7

		TOTAL STRUCTURED ASSETS
		(Cost $115,396,260)	114,342,291	14.2

		TOTAL BONDS
		(Cost $705,618,926)	712,998,188	88.2

SHORT-TERM INVESTMENTS

TREASURY DEBT
		United States Treasury Bill
17,925,000		0.005%, 05/10/12	17,924,612	2.2

			17,924,612	2.2

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $17,924,612)	17,924,612	2.2

		TOTAL PORTFOLIO
		(Cost $732,643,851)	740,019,672	91.5
		OTHER ASSETS & LIABILITIES, NET	68,491,872	8.5

		NET ASSETS	$808,511,544	100.0%

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2012, the aggregate value of these securities amounted to $175,313,231 or 21.7% of net assets.

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	27

Summary portfolio of investments

High-Yield Fund ▪ March 31, 2012

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS
		Chrysler Group LLC
$8,957,188	i	6.000%, 05/24/17	$9,090,560	0.7%

			9,090,560	0.7

CONSUMER SERVICES			5,224,847	0.4

HEALTH CARE EQUIPMENT & SERVICES			2,943,191	0.2

		TOTAL BANK LOAN OBLIGATIONS
		(Cost $17,031,520)	17,258,598	1.3

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS
		Delphi Corp
9,000,000	g	5.875%, 05/15/19	9,495,000	0.7
		Ford Motor Co
11,250,000		7.450%, 07/16/31	13,753,125	1.0
		Other	9,902,500	0.7

			33,150,625	2.4

BANKS			13,746,000	1.0

CAPITAL GOODS
		FMG Resources August 2006 Pty Ltd
6,500,000	g	8.250%, 11/01/19	6,825,000	0.5
		Huntington Ingalls Industries, Inc
8,250,000		6.875%, 03/15/18	8,745,000	0.6
		Kinetic Concepts, Inc
9,200,000	g	10.500%, 11/01/18	9,556,500	0.7
		Schaeffler Finance BV
8,275,000	g	8.500%, 02/15/19	8,833,562	0.6
		Tomkins LLC
9,531,000		9.000%, 10/01/18	10,555,582	0.8
		Other	67,847,458	5.1

			112,363,102	8.3

COMMERCIAL & PROFESSIONAL SERVICES			20,394,122	1.4

CONSUMER DURABLES & APPAREL
		Hanesbrands, Inc
6,000,000		8.000%, 12/15/16	6,600,000	0.5
		Masco Corp
6,500,000		5.950%, 03/15/22	6,515,126	0.5
		Other	8,031,938	0.6

			21,147,064	1.6

CONSUMER SERVICES
		Ameristar Casinos, Inc
6,970,000		7.500%, 04/15/21	7,309,787	0.5
		DineEquity, Inc
9,250,000		9.500%, 10/30/18	10,128,750	0.7
		Penn National Gaming, Inc
6,310,000		8.750%, 08/15/19	7,082,975	0.5
		Other	47,592,202	3.6

			72,113,714	5.3

Principal		Issuer	Value	% of net assets

DIVERSIFIED FINANCIALS
		CIT Group, Inc
$6,300,000		5.250%, 03/15/18	$6,426,000	0.5%
		Clear Channel Worldwide Holdings, Inc
6,560,000	g	7.625%, 03/15/20	6,428,800	0.5
		Ford Motor Credit Co LLC
18,608,000		5.000%–12.000%, 04/15/15–08/02/21	20,730,997	1.6
		GMAC, Inc
13,000,000		6.750%–8.300%, 12/01/14–11/01/31	14,255,000	1.0
		International Lease Finance Corp
8,000,000		6.250%, 05/15/19	7,896,632	0.6
17,164,000	g	5.625%–8.750%, 09/20/13–12/15/20	18,626,462	1.4
		Other	20,135,000	1.4

			94,498,891	7.0

ENERGY
		Arch Coal, Inc
12,500,000	g	7.000%, 06/15/19	11,531,250	0.8
		Linn Energy LLC
6,750,000	g	6.500%, 05/15/19	6,615,000	0.5
		SESI LLC
6,850,000	g	7.125%, 12/15/21	7,398,000	0.5
		Other	126,685,348	9.3

			152,229,598	11.1

FOOD & STAPLES RETAILING
		Ingles Markets, Inc
7,350,000		8.875%, 05/15/17	7,956,375	0.6
		Susser Holdings LLC
7,060,000		8.500%, 05/15/16	7,748,350	0.6
		Other	28,774,310	2.1

			44,479,035	3.3

FOOD, BEVERAGE & TOBACCO
		Post Holdings, Inc
9,025,000	g	7.375%, 02/15/22	9,453,687	0.7
		Other	11,192,425	0.8

			20,646,112	1.5

HEALTH CARE EQUIPMENT & SERVICES
		HCA, Inc
6,000,000		8.500%, 04/15/19	6,667,500	0.5
6,500,000		7.875%, 02/15/20	7,141,875	0.5
13,600,000		7.500%, 02/15/22	14,484,000	1.1
		LifePoint Hospitals, Inc
7,295,000		6.625%, 10/01/20	7,732,700	0.6
		Other	44,374,186	3.2

			80,400,261	5.9

HOUSEHOLD & PERSONAL PRODUCTS
		Spectrum Brands Holdings, Inc
7,581,000		9.500%, 06/15/18	8,547,578	0.6
		Other	6,297,500	0.5

			14,845,078	1.1

28	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

High-Yield Fund ▪ March 31, 2012

Principal		Issuer	Value	% of net assets

INSURANCE
		CHS
$10,300,000	g	8.000%, 11/15/19	$10,660,500	0.8%
		HCA, Inc
6,800,000		5.875%, 03/15/22	6,808,500	0.5
		Other	6,648,351	0.5

			24,117,351	1.8

MATERIALS
		LyondellBasell Industries NV
9,000,000	g,h	5.000%, 04/15/19	9,000,000	0.7
		United States Steel Corp
6,500,000		7.500%, 03/15/22	6,500,000	0.5
		Other	80,403,338	5.9

			95,903,338	7.1

MEDIA
		AMC Entertainment, Inc
7,000,000		8.750%, 06/01/19	7,332,500	0.5
		CCO Holdings LLC
6,600,000		7.000%, 01/15/19	6,996,000	0.5
		DISH DBS Corp
6,000,000		6.750%, 06/01/21	6,465,000	0.5
		Other	70,797,343	5.2

			91,590,843	6.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Convatec Healthcare
6,250,000	g	10.500%, 12/15/18	6,421,875	0.5
		Mylan, Inc
7,500,000	g	7.875%, 07/15/20	8,362,500	0.6
		NBTY, Inc
7,195,000		9.000%, 10/01/18	7,923,494	0.6
		Other	14,751,950	1.1

			37,459,819	2.8

REAL ESTATE
		DuPont Fabros Technology LP
6,005,000		8.500%, 12/15/17	6,605,500	0.5
		Host Hotels & Resorts LP
7,500,000		5.875%, 06/15/19	7,903,125	0.6
		Other	6,345,689	0.5

			20,854,314	1.6

RETAILING			50,859,359	3.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
		Hynix Semiconductor, Inc
6,750,000	g	7.875%, 06/27/17	7,036,875	0.5

			7,036,875	0.5

SOFTWARE & SERVICES			31,409,750	2.3

TECHNOLOGY HARDWARE & EQUIPMENT
		Scientific Games Corp
9,861,000		9.250%, 06/15/19	10,921,058	0.8
		Other	11,026,175	0.8

			21,947,233	1.6

Principal		Issuer	Value	% of net assets

TELECOMMUNICATION SERVICES
		Intelsat Bermuda Ltd
$10,000,000		11.250%, 02/04/17	$10,400,000	0.8%
		Sprint Capital Corp
7,724,000		6.900%, 05/01/19	6,681,260	0.5
		Other	82,977,773	6.0

			100,059,033	7.3

TRANSPORTATION
		Hertz Corp
13,700,000	g	6.750%–7.500%, 10/15/18–01/15/21	14,318,250	1.1
		Meccanica Holdings USA, Inc
8,750,000	g	6.250%, 07/15/19	7,819,026	0.6
		Other	24,627,632	1.7

			46,764,908	3.4

UTILITIES
		Calpine Corp
6,000,000	g	7.500%, 02/15/21	6,405,000	0.5
6,635,000	g	7.875%, 01/15/23	7,165,800	0.5
		CMS Energy Corp
7,075,000		5.050%, 03/15/22	7,119,290	0.5
		Crosstex Energy, Inc
6,800,000		8.875%, 02/15/18	7,225,000	0.5
		Sabine Pass LNG LP
7,070,000		7.500%, 11/30/16	7,582,575	0.6
		Other	57,743,299	4.2

			93,240,964	6.8

		TOTAL CORPORATE BONDS
		(Cost $1,258,010,691)	1,301,257,389	95.5

		TOTAL BONDS
		(Cost $1,258,010,691)	1,301,257,389	95.5

Shares		Company

PREFERRED STOCKS

DIVERSIFIED FINANCIALS			2,794,742	0.2

		TOTAL PREFERRED STOCKS
		(Cost $3,061,000)	2,794,742	0.2

Principal		Issuer

SHORT-TERM INVESTMENTS

TREASURY DEBT
		United States Treasury Bill
$9,715,000		0.013%, 05/03/12	9,714,655	0.7
		Other	4,029,508	0.3

			13,744,163	1.0

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $13,744,398)	13,744,163	1.0

		TOTAL PORTFOLIO
		(Cost $1,291,847,609)	1,335,054,892	98.0
		OTHER ASSETS & LIABILITIES, NET	27,057,775	2.0

		NET ASSETS	$1,362,112,667	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	29

Summary portfolio of investments	concluded

High-Yield Fund ▪ March 31, 2012

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2012, the aggregate value of these securities amounted to $423,685,832 or 31.1% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

30	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Tax-Exempt Bond Fund ▪ March 31, 2012

Principal	Issuer	Value	% of net assets

LONG-TERM MUNICIPAL BONDS

ALABAMA
	Southeast Alabama Gas District
$1,785,000	5.000%, 06/01/18	$1,951,237	0.6%
	Other	1,239,686	0.3

		3,190,923	0.9

ALASKA		641,284	0.2

ARIZONA
	City of Tucson AZ
2,000,000	5.000%, 07/01/20	2,399,920	0.7
	Other	4,107,515	1.2

		6,507,435	1.9

ARKANSAS		1,198,500	0.3

CALIFORNIA
	California State Department of Water Resources
2,000,000	5.000%, 05/01/20	2,445,320	0.7
	County of San Bernardino CA, COP
2,000,000	5.250%, 08/01/19	2,285,380	0.7
	East Side Union High School District-Santa Clara County
2,500,000	5.250%, 02/01/23	2,821,500	0.8
	Los Angeles Unified School District, COP
2,250,000	5.000%, 10/01/17	2,524,680	0.7
	State of California
2,000,000	5.000%, 02/01/17	2,316,520	0.7
1,855,000	5.000%, 03/01/17	2,152,505	0.6
2,000,000	5.000%, 02/01/22	2,332,560	0.7
2,000,000	5.250%, 10/01/22	2,386,580	0.7
3,000,000	5.000%, 02/01/38	3,164,190	0.9
	West Contra Costa Unified School District
1,710,000	5.700%, 02/01/21	2,086,337	0.6
1,810,000	5.700%, 02/01/22	2,212,743	0.6
	Other	12,823,053	3.6

		39,551,368	11.3

COLORADO
	Colorado Health Facilities Authority
2,045,000	5.000%, 02/01/25	2,299,194	0.7
	Other	5,198,100	1.4

		7,497,294	2.1

CONNECTICUT		1,231,930	0.3

DELAWARE		4,258,990	1.2

DISTRICT OF COLUMBIA		1,120,250	0.3

FLORIDA
	Florida Department of Transportation
2,200,000	5.000%, 07/01/18	2,519,396	0.7
	Orange County School Board, COP
1,820,000	5.000%, 08/01/21	2,008,970	0.6
	Other	14,755,604	4.2

		19,283,970	5.5

GEORGIA		2,282,541	0.6

Principal	Issuer	Value	% of net assets

HAWAII
	State of Hawaii
$2,000,000	5.000%, 12/01/25	$2,360,740	0.7%
	Other	2,412,510	0.7

		4,773,250	1.4

ILLINOIS
	Chicago Board of Education
2,045,000	5.000%, 12/01/17	2,359,787	0.7
1,665,000	5.000%, 12/01/21	1,910,754	0.5
	Regional Transportation Authority
1,650,000	6.000%, 06/01/23	2,042,106	0.6
	State of Illinois
3,000,000	5.000%, 03/01/16	3,318,810	1.0
1,835,000	5.000%, 01/01/20	2,063,843	0.6
2,045,000	5.000%, 01/01/20	2,208,211	0.6
	Other	15,342,725	4.3

		29,246,236	8.3

INDIANA
	Indiana Bond Bank
2,120,000	5.250%, 04/01/19	2,434,672	0.7
	Indianapolis Local Public Improvement Bond Bank
1,940,000	5.500%, 01/01/21	2,331,899	0.7
	Other	8,568,006	2.4

		13,334,577	3.8

KENTUCKY		1,147,715	0.3

LOUISIANA		1,121,410	0.3

MAINE		1,235,771	0.3

MARYLAND		1,727,850	0.5

MASSACHUSETTS
	Commonwealth of Massachusetts
2,000,000	5.000%, 08/01/20	2,461,420	0.7
3,370,000	5.250%, 08/01/25	3,911,289	1.1
	Other	2,381,191	0.7

		8,753,900	2.5

MICHIGAN		6,322,646	1.8

MINNESOTA
	University of Minnesota
1,715,000	5.000%, 08/01/21	2,137,439	0.6
	Other	2,353,780	0.7

		4,491,219	1.3

MISSISSIPPI
	Mississippi Development Bank Special Obligation
2,100,000	5.000%, 07/01/17	2,372,874	0.7
	Other	1,248,195	0.4

		3,621,069	1.1

MISSOURI		1,753,390	0.5

NEW JERSEY
	New Jersey Transportation Trust Fund Authority
1,815,000	5.250%, 12/15/19	2,187,837	0.6
2,000,000	5.750%, 06/15/23	2,466,060	0.7

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	31

Summary portfolio of investments	concluded

Tax-Exempt Bond Fund ▪ March 31, 2012

Principal	Issuer	Value	% of net assets

NEW JERSEY—continued
	State of New Jersey
$2,000,000	5.250%, 08/01/22	$2,485,360	0.7%
	Other	6,989,744	2.0

		14,129,001	4.0

NEW YORK
	City of New York NY
2,000,000	5.000%, 10/01/25	2,272,660	0.6
	New York City Health & Hospital Corp
2,000,000	5.000%, 02/15/20	2,326,960	0.7
	New York City Transitional Finance Authority
2,000,000	5.000%, 11/01/23	2,395,140	0.7
	New York State Dormitory Authority
2,000,000	5.000%, 03/15/20	2,430,640	0.7
	New York State Environmental Facilities Corp
2,190,000	5.000%, 10/15/25	2,518,281	0.7
	New York State Urban Development Corp
2,000,000	5.000%, 03/15/20	2,430,640	0.7
	Tobacco Settlement Financing Corp
2,000,000	5.000%, 06/01/18	2,363,780	0.7
	Other	29,082,543	8.2

		45,820,644	13.0

NORTH CAROLINA		7,246,551	2.1

OHIO
	Cincinnati City School District
1,910,000	5.250%, 06/01/22	2,286,060	0.7
	City of Cincinnati OH
2,000,000	5.000%, 12/01/21	2,488,760	0.7
	State of Ohio, AMT
4,000,000	4.950%, 09/01/20	4,028,480	1.1
	Other	12,031,270	3.4

		20,834,570	5.9

OKLAHOMA		2,932,680	0.8

OREGON		917,844	0.3

PENNSYLVANIA
	Commonwealth of Pennsylvania
1,925,000	5.000%, 02/15/19	2,341,820	0.7
	Philadelphia School District
2,000,000	5.000%, 09/01/20	2,269,820	0.6
	Other	6,922,768	2.0

		11,534,408	3.3

PUERTO RICO
	Commonwealth of Puerto Rico
2,000,000	5.500%, 07/01/20	2,213,180	0.6
	Puerto Rico Commonwealth Infrastructure
	Financing Authority
3,370,000	5.500%, 07/01/19	3,749,799	1.1
	Other	11,564,224	3.3

		17,527,203	5.0

Principal	Issuer	Value	% of net assets

RHODE ISLAND
	State of Rhode Island
$2,000,000	5.000%, 08/01/21	$2,415,380	0.7%
	Other	2,115,987	0.6

		4,531,367	1.3

SOUTH CAROLINA		4,476,834	1.3

SOUTH DAKOTA		580,585	0.2

TENNESSEE		2,834,510	0.8

TEXAS
	Texas Transportation Commission
2,020,000	5.000%, 04/01/22	2,344,028	0.7
	Other	10,514,954	3.0

		12,858,982	3.7

UTAH		4,800,937	1.4

VIRGINIA		2,672,205	0.8

WASHINGTON
	Port of Seattle WA
3,150,000	5.500%, 09/01/17	3,671,986	1.0
	Other	3,740,846	1.1

		7,412,832	2.1

WISCONSIN
	State of Wisconsin
2,000,000	5.000%, 05/01/21	2,447,320	0.7
	Other	2,501,633	0.7

		4,948,953	1.4

	TOTAL LONG-TERM MUNICIPAL BONDS
	(Cost $311,533,432)	330,353,624	94.1

	TOTAL PORTFOLIO
	(Cost $311,533,432)	330,353,624	94.1
	OTHER ASSETS & LIABILITIES, NET	20,671,493	5.9

	NET ASSETS	$351,025,117	100.0%

Abbreviation(s):
AMT – Alternative Minimum Tax (subject to)
COP – Certificate of Participation

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

32	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Portfolio of investments

Inflation-Linked Bond Fund ▪ March 31, 2012

Principal		Issuer	Value	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
$34,606,223	k	0.625%, 04/15/13	$35,509,238	2.2%
51,973,974	k	1.875%, 07/15/13	54,702,608	3.5
53,375,341	k	2.000%, 01/15/14	57,044,896	3.6
35,022,060	k	1.250%, 04/15/14	37,145,272	2.3
55,978,817	k	2.000%, 07/15/14	60,977,557	3.9
36,287,094	k	1.625%, 01/15/15	39,538,744	2.5
46,736,954	k	0.500%, 04/15/15	49,548,462	3.1
41,209,025	k	1.875%, 07/15/15	45,960,920	2.9
42,854,006	k	2.000%, 01/15/16	48,398,243	3.1
65,088,129	k	0.125%, 04/15/16	68,749,336	4.3
40,784,478	k	2.500%, 07/15/16	47,619,059	3.0
37,454,677	k	2.375%, 01/15/17	43,871,712	2.8
32,977,471	k	2.625%, 07/15/17	39,647,693	2.5
31,986,662	k	1.625%, 01/15/18	36,759,680	2.3
30,821,039	k	1.375%, 07/15/18	35,292,494	2.2
31,030,885	k	2.125%, 01/15/19	37,135,250	2.3
33,870,974	k	1.875%, 07/15/19	40,256,194	2.5
40,086,099	k	1.375%, 01/15/20	46,039,527	2.9
61,928,450	k	1.250%, 07/15/20	70,719,379	4.5
68,461,238	k	1.125%, 01/15/21	77,061,680	4.9
67,302,803	k	0.625%, 07/15/21	72,818,470	4.6
31,453,464	k	0.125%, 01/15/22	32,200,484	2.0
55,732,341	k	2.375%, 01/15/25	70,893,266	4.5
38,887,184	k	2.000%, 01/15/26	47,658,072	3.0
33,161,385	k	2.375%, 01/15/27	42,550,203	2.7
33,563,927	k	1.750%, 01/15/28	40,027,601	2.5
37,922,618	k	3.625%, 04/15/28	55,956,605	3.5
33,979,120	k	2.500%, 01/15/29	44,847,138	2.8
45,752,977	k	3.875%, 04/15/29	70,481,042	4.5
12,422,084	k	3.375%, 04/15/32	18,912,624	1.2
17,304,221	k	2.125%, 02/15/40	22,753,700	1.4
41,154,868	k	2.125%, 02/15/41	54,269,772	3.4
19,056,620	k	0.750%, 02/15/42	18,164,827	1.2

			1,563,511,748	98.6

	TOTAL GOVERNMENT BONDS
		(Cost $1,409,946,203)	1,563,511,748	98.6

SHORT-TERM INVESTMENTS

TREASURY DEBT
		United States Treasury Bill
14,000,000		0.048%, 05/31/12	13,998,740	0.9

			13,998,740	0.9

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $13,998,833)	13,998,740	0.9

	TOTAL PORTFOLIO
		(Cost $1,423,945,036)	1,577,510,488	99.5
	OTHER ASSETS & LIABILITIES, NET		7,508,741	0.5

	NET ASSETS		$1,585,019,229	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	33

Summary portfolio of investments

Bond Index Fund ▪ March 31, 2012

Principal		Issuer	Value	% of net assets

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			$2,191,301	0.1%

BANKS			91,914,992	3.1

CAPITAL GOODS			21,098,420	0.7

COMMERCIAL & PROFESSIONAL SERVICES			10,502,122	0.4

CONSUMER DURABLES & APPAREL			1,330,784	0.0

CONSUMER SERVICES			8,014,655	0.3

DIVERSIFIED FINANCIALS			109,558,605	3.8

ENERGY			59,405,315	2.0

FOOD & STAPLES RETAILING			5,106,799	0.2

FOOD, BEVERAGE & TOBACCO			30,407,623	1.0

HEALTH CARE EQUIPMENT & SERVICES			10,229,503	0.3

HOUSEHOLD & PERSONAL PRODUCTS			4,839,328	0.1

INSURANCE			31,052,817	1.0

MATERIALS			30,624,474	1.0

MEDIA			27,008,638	0.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			28,947,796	0.9

REAL ESTATE			10,297,825	0.3

RETAILING			16,957,369	0.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,784,687	0.1

SOFTWARE & SERVICES			9,455,298	0.3

TECHNOLOGY HARDWARE & EQUIPMENT			17,483,809	0.6

TELECOMMUNICATION SERVICES			41,321,086	1.4

TRANSPORTATION			15,030,488	0.5

UTILITIES			58,456,191	2.0

		TOTAL CORPORATE BONDS
		(Cost $624,951,991)	643,019,925	21.6

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Bank (FHLB)
$31,635,000		1.875%–5.375%, 06/21/13–11/17/17	34,170,586	1.1
		Federal Home Loan Mortgage Corp (FHLMC)
11,736,000		5.125%, 10/18/16	13,760,789	0.5
39,398,000		1.000%–6.250%, 07/27/12–07/15/32	42,398,761	1.5
		Federal National Mortgage Association (FNMA)
9,145,000		4.625%, 10/15/14	10,087,237	0.3
10,215,000		5.000%, 03/15/16	11,812,177	0.4
36,783,000		1.125%–5.625%, 07/30/12–07/15/37	39,246,360	1.3
		Other	7,865,764	0.3

			159,341,674	5.4

Principal		Issuer	Value	% of net assets

FOREIGN GOVERNMENT BONDS			$89,299,695	3.0%

MORTGAGE BACKED

		Federal Home Loan Mortgage Corp Gold (FGLMC)
$9,954,558		3.000%, 02/01/27	10,314,986	0.3
11,418,594	h	4.500%, 05/01/40	12,114,645	0.4
218,053,084		2.554%–8.000%, 08/01/12–10/01/41	234,047,341	7.9
		Federal National Mortgage Association (FNMA)
8,930,941		5.500%, 02/01/35	9,814,626	0.3
14,061,967		4.500%, 12/01/39	14,960,899	0.5
11,826,907		4.000%, 09/01/41	12,413,722	0.4
376,151,597		2.250%–8.000%, 06/01/13–03/01/42	403,337,387	13.6
		Government National Mortgage Association (GNMA)
14,695,890		4.500%, 06/15/40	16,037,594	0.5
10,212,681		4.000%, 10/20/41	10,974,308	0.4
171,882,265		2.500%–8.500%, 02/15/18–01/15/44	188,093,014	6.4
		Other	8,638,646	0.3

			920,747,168	31.0

MUNICIPAL BONDS			28,960,721	1.0

U.S. TREASURY SECURITIES
		United States Treasury Bond
17,060,000		5.250%, 02/15/29	22,337,938	0.8
28,829,000		5.375%, 02/15/31	38,775,005	1.3
12,585,000		3.875%, 08/15/40	13,920,193	0.5
11,185,000		4.250%, 11/15/40	13,172,082	0.4
26,350,000		4.375%, 05/15/41	31,677,654	1.1
10,000,000		3.750%, 08/15/41	10,810,940	0.4

		United States Treasury Note
18,000,000		0.625%, 02/28/13	18,066,096	0.6
10,000,000		0.750%, 03/31/13	10,051,560	0.3
12,000,000		0.625%, 04/30/13	12,050,160	0.4
11,155,000		0.750%, 08/15/13	11,226,024	0.4
66,000,000		0.125%, 08/31/13	65,850,444	2.2
13,700,000		0.250%, 10/31/13	13,687,149	0.5
37,000,000		0.250%, 01/31/14	36,946,535	1.2
17,000,000		0.250%, 02/28/14	16,974,772	0.6
36,150,000		1.250%, 03/15/14	36,782,625	1.2
11,198,000		2.250%, 05/31/14	11,645,920	0.4
14,000,000		0.250%, 09/15/14	13,934,368	0.5
9,860,000		2.375%, 10/31/14	10,339,906	0.3
16,000,000		0.375%, 11/15/14	15,960,000	0.5
15,000,000		0.375%, 03/15/15	14,942,580	0.5
11,340,000		1.250%, 08/31/15	11,580,090	0.4
18,805,000		1.250%, 09/30/15	19,191,386	0.6
27,300,000		1.250%, 10/31/15	27,843,871	0.9
23,550,000		1.375%, 11/30/15	24,116,660	0.8
10,650,000		2.125%, 02/29/16	11,208,294	0.4
11,250,000		1.750%, 05/31/16	11,671,875	0.4
10,750,000		1.500%, 07/31/16	11,029,672	0.4
14,000,000		1.000%, 08/31/16	14,060,158	0.5
14,200,000		1.000%, 09/30/16	14,247,698	0.5
23,050,000		1.000%, 10/31/16	23,107,625	0.8
15,250,000		0.875%, 11/30/16	15,185,660	0.5
50,300,000		0.875%, 01/31/17	49,989,548	1.6
16,250,000		0.875%, 02/28/17	16,135,746	0.5
20,000,000		1.000%, 03/31/17	19,957,820	0.7
14,000,000		2.000%, 04/30/16	14,666,092	0.5
13,065,000		2.250%, 07/31/18	13,712,123	0.5
13,350,000		1.500%, 08/31/18	13,386,499	0.5

34	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Index Fund ▪ March 31, 2012

Principal	Issuer	Value	% of net assets

U.S. TREASURY SECURITIES—continued
$27,610,000	2.125%, 08/15/21	$27,590,590	0.9%
13,379,100	8.000%, 11/15/21	20,322,639	0.7
19,250,000	2.000%, 02/15/22	18,880,034	0.6
210,212,100	0.125%–9.000%, 05/15/13–11/15/21	222,431,276	7.4
	Other	28,970,577	1.0

		1,048,437,884	35.2

	TOTAL GOVERNMENT BONDS
	(Cost $2,209,527,419)	2,246,787,142	75.6

STRUCTURED ASSETS

ASSET BACKED		6,584,057	0.2

OTHER MORTGAGE BACKED		59,485,784	2.0

	TOTAL STRUCTURED ASSETS
	(Cost $64,217,677)	66,069,841	2.2

	TOTAL BONDS
	(Cost $2,898,697,087)	2,955,876,908	99.4

	TOTAL PORTFOLIO
	(Cost $2,898,697,087)	2,955,876,908	99.4
	OTHER ASSETS & LIABILITIES, NET	18,257,513	0.6

	NET ASSETS	$2,974,134,421	100.0%

h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/12, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 which may be resold in transactions exempt from registration to qualified institutional buyers amounted to $7,091,283 or 0.2% of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	35

Summary portfolio of investments

Money Market Fund ▪ March 31, 2012

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

BANKERS’ ACCEPTANCES			$3,566,547	0.3%

CERTIFICATE OF DEPOSIT
		Toronto-Dominion Bank
$10,000,000		0.150%, 04/23/12	10,000,000	1.0
6,700,000		0.210%, 05/08/12	6,700,000	0.6
		Other	14,360,000	1.4

			31,060,000	3.0

COMMERCIAL PAPER

		Bank of Nova Scotia
28,393,000		0.110%–0.370%, 04/03/12–08/14/12	28,382,784	2.7
		Coca-Cola Co
10,000,000	y	0.180%, 07/09/12	9,995,050	1.0
20,990,000		0.120%–0.230%, 04/03/12–08/13/12	20,986,237	2.0
		Commonwealth Bank of Australia
13,130,000		0.120%–0.200%, 04/10/12–06/05/12	13,128,038	1.3
		Fairway Finance LLC
7,390,000	y	0.150%, 04/09/12	7,389,754	0.7
8,160,000	y	0.160%–0.170%, 05/22/12	8,158,094	0.8
14,176,000		0.130%–0.260%, 04/05/12–05/03/12	14,173,941	1.3
		General Electric Capital Corp
10,000,000		0.280%, 04/10/12	9,999,300	0.9
7,000,000		0.230%–0.310%, 07/30/12	6,993,566	0.7
		General Electric Co
12,000,000		0.140%–0.150%, 06/27/12–06/29/12	11,995,748	1.1
		Johnson & Johnson
10,000,000	y	0.050%, 04/03/12	9,999,972	0.9
		Jupiter Securitization Co LLC
7,750,000	y	0.155%–0.160%, 04/25/12	7,749,186	0.7
23,380,000		0.130%–0.290%, 04/02/12–08/23/12	23,372,321	2.2
		National Australia Funding(Delaware)
16,860,000		0.120%–0.350%, 04/02/12–09/18/12	16,844,127	1.6
		Novartis Finance Corp
8,225,000		0.140%, 05/09/12	8,223,785	0.8
7,000,000		0.200%, 08/09/12	6,994,944	0.7
		Old Line Funding LLC
8,000,000	y	0.210%, 04/16/12	7,999,300	0.8
28,503,000		0.160%–0.250%, 04/04/12–07/03/12	28,494,348	2.8
		PACCAR Financial Corp
7,300,000		0.150%, 04/23/12	7,299,331	0.7
		Private Export Funding Corp
7,500,000	y	0.175%, 04/17/12	7,499,417	0.7
8,000,000	y	0.130%–0.160%, 06/05/12	7,997,960	0.8
7,000,000	y	0.160%, 06/26/12	6,997,324	0.7
14,980,000		0.150%–0.220%, 05/16/12–07/30/12	14,973,373	1.4
		Procter & Gamble Co
10,380,000	y	0.100%–0.110%, 05/07/12	10,378,908	1.0
25,130,000		0.110%–0.135%, 04/24/12–05/31/12	25,126,330	2.4
		Province of Ontario Canada
8,000,000		0.080%, 04/11/12	7,999,822	0.8
8,000,000		0.090%, 04/13/12	7,999,760	0.8
8,000,000		0.100%, 04/30/12	7,999,355	0.8
12,290,000		0.090%–0.120%, 04/10/12–05/02/12	12,289,354	1.1
		Straight-A Funding LLC
6,483,000		0.190%, 04/02/12	6,482,966	0.6
6,400,000		0.180%, 04/03/12	6,398,976	0.6
8,000,000		0.180%, 05/08/12	7,998,520	0.8
16,350,000		0.180%–0.190%, 04/04/12–06/01/12	16,347,459	1.6

Principal		Issuer	Value	% of net assets

COMMERCIAL PAPER—continued

		Unilever Capital Corp
$17,489,000		0.120%–0.225%, 04/02/12–08/31/12	$17,481,567	1.7%
		Variable Funding Capital Co LLC
15,000,000	y	0.180%, 04/25/12	14,998,200	1.4
13,280,000		0.130%–0.130%, 05/10/12–05/17/12	13,277,948	1.3
		Wal-Mart Stores, Inc
15,630,000		0.090%–0.100%, 04/09/12–05/07/12	15,629,125	1.5
		Other	62,765,015	6.0

			518,821,205	49.7

GOVERNMENT AGENCY DEBT

		Federal Home Loan Bank (FHLB)
9,600,000		0.100%–0.115%, 05/11/12	9,598,857	0.9
14,700,000		0.100%–0.150%, 05/16/12	14,697,732	1.4
10,000,000		0.105%, 05/18/12	9,998,629	0.9
7,831,000		0.090%–0.140%, 06/01/12	7,829,399	0.8
9,555,000		0.110%, 06/13/12	9,552,869	0.9
33,707,000		0.030%–0.150%, 04/04/12–06/08/12	33,704,141	3.2
		Federal Home Loan Mortgage Corp (FHLMC)
6,000,000		0.070%, 04/09/12	5,999,907	0.6
8,400,000		0.085%–0.110%, 04/27/12	8,399,372	0.8
28,890,000		0.040%–0.160%, 04/02/12–08/06/12	28,885,504	2.8
		Federal National Mortgage Association (FNMA)
9,300,000		0.105%–0.120%, 06/06/12	9,298,080	0.9
9,000,000		0.150%, 08/09/12	8,995,125	0.9
24,809,000		0.075%–0.180%, 04/11/12–08/01/12	24,807,015	2.4

			171,766,630	16.5

TREASURY DEBT

		United States Treasury Bill
12,000,000		0.012%–0.045%, 04/05/12	11,999,967	1.2
8,580,000		0.032%–0.086%, 06/07/12	8,579,146	0.8
7,119,000		0.054%–0.113%, 06/28/12	7,117,761	0.7
47,564,000		0.010%–0.136%, 04/19/12–09/20/12	47,553,901	4.5

		United States Treasury Note
13,140,000		1.000%, 04/30/12	13,149,412	1.3
16,555,000		1.375%, 05/15/12	16,581,177	1.6
15,505,000		0.750%, 05/31/12	15,518,551	1.5
9,986,000		1.875%, 06/15/12	10,021,859	1.0
7,740,000		0.625%, 06/30/12	7,749,831	0.7
7,270,000		1.500%, 07/15/12	7,299,097	0.7
12,776,000		0.625%, 07/31/12	12,797,044	1.2
11,530,000		1.750%, 08/15/12	11,599,069	1.1
11,820,000		0.375%, 10/31/12	11,834,860	1.1
8,850,000		0.500%, 11/30/12	8,870,485	0.9
14,115,000		0.375%–1.125%, 08/31/12–01/31/13	14,168,261	1.3

			204,840,421	19.6

VARIABLE RATE SECURITIES

		Federal Farm Credit Bank (FFCB)
10,000,000	i	0.350%, 09/23/13	9,999,403	1.0
39,200,000	i	0.240%–0.612%, 02/01/13–10/15/13	39,183,421	3.8
		Federal Home Loan Bank (FHLB)
7,900,000	i	0.306%, 03/06/13	7,900,722	0.8
9,500,000	i	0.320%, 08/16/13	9,500,000	0.9

36	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Money Market Fund ▪ March 31, 2012

Principal		Issuer	Value	% of net assets

VARIABLE RATE SECURITIES—continued
		Federal Home Loan Mortgage Corp (FHLMC)
$10,900,000	i	0.193%–0.193%, 02/04/13–06/03/13	$10,896,929	1.0%
		Royal Bank of Canada
9,500,000	i	0.340%, 07/11/12	9,500,000	0.9
	i	Other	24,498,633	2.3

			111,479,108	10.7

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $1,041,533,911)	1,041,533,911	99.8

		TOTAL PORTFOLIO
		(Cost $1,041,533,911)	1,041,533,911	99.8
		OTHER ASSETS & LIABILITIES, NET	1,820,529	0.2

		NET ASSETS	$1,043,354,440	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y

Security exempt from registration under Section 4(2) of the Securities Act of 1933 of which are deemed liquid. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 3/31/2012, the aggregate value of these securities was $312,156,628 or 29.9% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	37

Statements of assets and liabilities

TIAA-CREF Funds ▪ March 31, 2012

	Bond Fund	Bond Plus Fund	Short-Term Bond Fund	High-Yield Fund	Tax-Exempt Bond Fund	Inflation-Linked Bond Fund	Bond Index Fund	Money Market Fund

ASSETS
Portfolio investments, at value†	$2,680,349,451	$1,252,759,758	$740,019,672	$1,335,054,892	$330,353,624	$1,577,510,488	$2,955,876,908	$1,041,533,911
Cash	14,884,394	2,008,550	72,159,801	18,869,804	6,113,614	675,956	55,757,612	19,600
Receivable from securities transactions	28,063,595	13,290,176	163,696	11,380,195	10,643,834	—	18,801,653	—
Receivable for delayed delivery securities	184,736,188	37,003,814	—	—	—	—	—	—
Receivable from Fund shares sold	13,379,429	3,781,469	2,495,893	6,889,587	480,535	2,555,499	5,143,126	2,116,946
Dividends and interest receivable	13,215,000	7,786,680	3,886,380	25,556,840	3,929,307	5,923,889	17,470,658	409,907
Due from affiliates	—	—	—	—	741	—	—	446,092
Other	51,801	20,890	12,133	30,001	20,082	37,394	20,061	36,590

Total assets	2,934,679,858	1,316,651,337	818,737,575	1,397,781,319	351,541,737	1,586,703,226	3,053,070,018	1,044,563,046

LIABILITIES
Management fees payable	70,319	35,851	22,012	51,259	11,486	42,726	32,452	11,394
Service agreement fees payable	8,923	2,599	5,132	5,469	—	5,229	1,094	2,204
Distribution fees payable	37,375	125,542	76,749	102,336	153,073	92,352	4,022	222,380
Due to affiliates	15,333	7,377	5,577	7,594	2,467	11,555	16,539	8,466
Payable for securities transactions	4,419,287	6,131,088	6,963,824	6,848,941	—	—	50,183,370	—
Payable for delayed delivery securities	729,079,172	205,674,523	2,342,307	24,259,069	—	—	27,554,890	—
Payable for Fund shares redeemed	509,145	580,962	400,867	1,029,639	166,450	680,510	426,559	728,639
Income distribution payable	3,008,772	1,838,856	297,396	3,219,914	105,851	701,944	471,137	1,785
Accrued expenses & other payables	173,511	158,521	112,167	144,431	77,293	149,681	245,534	233,738

Total liabilities	737,321,837	214,555,319	10,226,031	35,668,652	516,620	1,683,997	78,935,597	1,208,606

NET ASSETS	$2,197,358,021	$1,102,096,018	$808,511,544	$1,362,112,667	$351,025,117	$1,585,019,229	$2,974,134,421	$1,043,354,440

NET ASSETS CONSIST OF:
Paid-in-capital	$2,118,981,181	$1,070,056,058	$801,677,949	$1,321,495,894	$332,007,017	$1,426,653,682	$2,917,481,038	$1,043,358,992
Undistributed net investment income (loss)	(498,836)	(150,339)	(7,655)	(295,279)	11,267	31,868	1,338	(4,552)
Accumulated net realized gain (loss) on total investments	14,319,228	792,700	(534,571)	(2,295,231)	186,641	4,768,227	(527,776)	0
Net unrealized appreciation (depreciation) on total investments	64,556,448	31,397,599	7,375,821	43,207,283	18,820,192	153,565,452	57,179,821	—

NET ASSETS	$2,197,358,021	$1,102,096,018	$808,511,544	$1,362,112,667	$351,025,117	$1,585,019,229	$2,974,134,421	$1,043,354,440

INSTITUTIONAL CLASS:
Net assets	$1,759,982,599	$718,618,715	$431,936,481	$889,869,238	$9,508,458	$1,174,405,747	$2,908,946,566	$469,588,496
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	166,216,836	68,051,187	41,541,390	89,296,999	875,377	97,273,006	270,205,857	469,586,229

Net asset value per share	$10.59	$10.56	$10.40	$9.97	$10.86	$12.07	$10.77	$1.00

RETIREMENT CLASS:
Net assets	$327,833,264	$95,480,006	$188,614,299	$202,282,370	$—	$191,083,423	$40,873,933	$80,689,615
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	30,434,166	9,030,902	18,121,613	20,299,946	—	15,687,886	3,795,243	80,688,427

Net asset value per share	$10.77	$10.57	$10.41	$9.96	$—	$12.18	$10.77	$1.00

RETAIL CLASS:
Net assets	$76,117,166	$275,663,294	$166,750,173	$249,119,179	$341,516,659	$201,227,459	$12,736,689	$486,370,057
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,073,607	26,055,421	16,023,318	24,894,043	31,398,227	17,002,632	1,182,517	486,359,839

Net asset value per share	$10.76	$10.58	$10.41	$10.01	$10.88	$11.84	$10.77	$1.00

PREMIER CLASS:
Net assets	$33,424,992	$12,334,003	$21,210,591	$20,841,880	$—	$18,302,600	$11,577,233	$6,706,272
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,155,229	1,168,238	2,038,280	2,090,758	—	1,517,192	1,075,230	6,706,209

Net asset value per share	$10.59	$10.56	$10.41	$9.97	$—	$12.06	$10.77	$1.00

† Portfolio investments, cost	$2,615,793,003	$1,221,362,159	$732,643,851	$1,291,847,609	$311,533,432	$1,423,945,036	$2,898,697,087	$1,041,533,911

38	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	39

Statements of operations

TIAA-CREF Funds ▪ For the year ended March 31, 2012

	Bond Fund	Bond Plus Fund	Short-Term Bond Fund	High-Yield Fund	Tax-Exempt Bond Fund	Inflation-Linked Bond Fund	Bond Index Fund	Money Market Fund

INVESTMENT INCOME
Dividends	$—	$131,037	$—	$370,057	$—	$—	$—	$—
Dividends from affiliated investments	—	49,021	—	—	—	—	—	—
Interest	64,113,592	38,575,739	15,158,226	75,583,124	11,383,424	46,265,999	50,779,015	1,715,163

Total income	64,113,592	38,755,797	15,158,226	75,953,181	11,383,424	46,265,999	50,779,015	1,715,163

EXPENSES
Management fees	6,080,572	2,927,836	1,719,062	3,640,730	961,727	3,366,927	1,990,129	1,057,679
Distribution fees – Retail Class	135,936	557,850	330,686	388,104	646,015	370,259	22,494	1,064,327
Distribution fees – Premier Class	57,480	18,505	35,429	46,973	—	30,032	8,607	20,984
Fund administration fees	141,658	66,762	46,820	69,864	21,845	92,861	130,901	70,598
Custody and accounting fees	128,719	125,353	57,165	49,671	35,738	21,962	265,816	64,613
Professional fees	96,621	86,547	83,555	86,636	79,903	78,810	94,663	73,209
Shareholder reports	81,317	64,449	52,998	50,962	49,741	55,344	63,965	3,970
Shareholder servicing – Institutional Class	3,539	1,547	2,072	2,763	189	6,527	8,065	2,875
Shareholder servicing – Retirement Class	741,568	209,872	390,018	442,849	—	524,546	52,302	181,803
Shareholder servicing – Retail Class	42,582	232,793	105,238	104,102	104,368	107,163	8,743	533,365
Shareholder servicing – Premier Class	251	209	226	267	—	221	180	229
Trustee fees and expenses	20,673	9,714	6,589	9,820	3,041	12,677	16,651	10,633
Compliance fees	54,621	25,853	18,293	27,297	8,466	36,453	52,314	32,521
Interest expense	267	726	74	3,333	191	22	999	69
Registration fees	66,468	63,967	65,776	65,194	42,287	64,920	69,566	80,074
Other expenses	54,349	50,342	42,949	71,067	17,407	68,301	202,428	24,289

Total expenses	7,706,621	4,442,325	2,956,950	5,059,632	1,970,918	4,837,025	2,987,823	3,221,238
Less: Expenses reimbursed by the investment adviser	—	(11,586)	(33,761)	—	(98,659)	—	(308,665)	—
Fee waiver by investment adviser and TPIS	—	—	—	—	—	—	—	(1,625,415)

Net expenses	7,706,621	4,430,739	2,923,189	5,059,632	1,872,259	4,837,025	2,679,158	1,595,823

Net investment income (loss)	56,406,971	34,325,058	12,235,037	70,893,549	9,511,165	41,428,974	48,099,857	119,340

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	66,409,978	13,653,822	3,245,502	8,144,783	1,930,701	8,579,123	1,761,806	2,971
Affiliated investments	—	112,801	—	—	—	—	—	—
Futures transactions	(1,579,300)	—	—	—	—	—	—	—
Swap transactions	25,496	12,748	12,749	—	—	—	—	—
Foreign currency transactions	(576,366)	(195,987)	—	—	—	—	—	—

Net realized gain (loss) on total investments	64,279,808	13,583,384	3,258,251	8,144,783	1,930,701	8,579,123	1,761,806	2,971

Change in unrealized appreciation (depreciation) on:
Portfolio investments	32,189,029	24,447,771	6,365,633	(2,955,968)	21,579,931	89,389,157	74,500,044	—
Affiliated investments	—	(53,244)	—	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	32,189,029	24,394,527	6,365,633	(2,955,968)	21,579,931	89,389,157	74,500,044	—

Net realized and unrealized gain (loss) on total investments	96,468,837	37,977,911	9,623,884	5,188,815	23,510,632	97,968,280	76,261,850	2,971

Net increase (decrease) in net assets from operations	$152,875,808	$72,302,969	$21,858,921	$76,082,364	$33,021,797	$139,397,254	$124,361,707	$122,311

40	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	41

Statements of changes in net assets

TIAA-CREF Funds ▪ For the year or period ended

		Bond Fund			Bond Plus Fund			Short-Term Bond Fund

		For the year ended March 31, 2012	For the six-month period ended March 31, 2011	For the year ended September 30, 2010	For the year ended March 31, 2012	For the six-month period ended March 31, 2011	For the year ended September 30, 2010	For the year ended March 31, 2012	For the six-month period ended March 31, 2011	For the year ended September 30, 2010

OPERATIONS
Net investment income (loss)		$56,406,971	$29,502,963	$88,292,341	$34,325,058	$13,444,531	$24,924,197	$12,235,037	$5,118,402	$9,095,848
Net realized gain (loss) on total investments		64,279,808	53,057,360	66,220,982	13,583,384	(606)	15,029,816	3,258,251	1,327,458	2,991,482
Net change in unrealized appreciation (depreciation) on total investments		32,189,029	(94,684,353)	67,852,077	24,394,527	(12,780,921)	17,194,742	6,365,633	(7,295,402)	8,864,795

Net increase (decrease) in net assets from operations		152,875,808	(12,124,030)	222,365,400	72,302,969	663,004	57,148,755	21,858,921	(849,542)	20,952,125

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(46,288,718)	(25,165,412)	(80,236,024)	(22,099,978)	(6,918,419)	(9,854,844)	(6,626,202)	(2,256,278)	(3,196,821)
	Retirement Class	(7,487,308)	(3,169,553)	(6,492,164)	(2,816,852)	(1,437,789)	(3,324,496)	(2,572,236)	(1,169,865)	(2,446,968)
	Retail Class	(1,623,598)	(755,988)	(1,448,590)	(8,989,633)	(4,875,223)	(11,669,182)	(2,627,329)	(1,482,570)	(3,293,093)
	Premier Class	(1,009,004)	(412,010)	(115,569)	(425,379)	(206,154)	(75,695)	(413,358)	(209,689)	(158,917)
From realized gains:	Institutional Class	(38,955,497)	(17,950,957)	—	(852,672)	—	—	(2,193,413)	—	—
	Retirement Class	(7,558,514)	(2,758,263)	—	(116,101)	—	—	(966,026)	—	—
	Retail Class	(1,706,224)	(667,786)	—	(373,273)	—	—	(929,557)	—	—
	Premier Class	(966,139)	(379,240)	—	(17,930)	—	—	(154,769)	—	—

Total distributions		(105,595,002)	(51,259,209)	(88,292,347)	(35,691,818)	(13,437,585)	(24,924,217)	(16,482,890)	(5,118,402)	(9,095,799)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	577,051,242	243,797,264	783,516,875	291,918,206	273,291,006	68,336,531	245,790,579	114,990,480	94,544,894
	Retirement Class	91,264,367	45,947,853	193,791,135	37,796,067	7,720,803	69,782,784	106,659,482	38,567,387	122,411,537
	Retail Class	29,145,726	10,062,531	31,267,123	24,781,170	11,592,216	32,951,105	39,060,274	28,043,297	56,845,424
	Premier Class	19,719,846	15,830,867	22,158,416	14,243,028	3,515,581	11,069,571	22,289,784	13,215,772	20,429,281
Reinvestments of distributions:	Institutional Class	51,171,533	40,896,632	78,131,122	2,283,118	6,911,820	9,837,634	5,838,213	2,020,919	2,603,625
	Retirement Class	15,045,822	5,927,816	6,492,137	2,932,953	1,437,789	3,324,496	3,538,262	1,169,650	2,446,968
	Retail Class	3,189,446	1,370,611	1,381,632	8,503,908	4,418,495	10,613,073	3,397,034	1,405,033	3,107,608
	Premier Class	1,975,143	791,250	115,569	443,309	206,154	75,695	568,127	209,689	158,917
Redemptions:	Institutional Class	(588,609,139)	(1,025,283,111)	(658,369,598)	(94,381,113)	(16,325,684)	(59,262,454)	(78,040,225)	(34,871,405)	(26,566,337)
	Retirement Class	(45,873,918)	(21,797,234)	(94,244,228)	(21,025,144)	(27,056,249)	(44,221,173)	(56,967,811)	(25,644,862)	(63,302,350)
	Retail Class	(13,597,920)	(11,662,789)	(11,855,580)	(33,762,315)	(22,039,606)	(29,525,633)	(32,763,717)	(21,735,142)	(26,210,905)
	Premier Class	(24,846,289)	(2,089,784)	(578,902)	(13,935,578)	(3,335,580)	(686,091)	(21,701,509)	(13,164,980)	(1,207,324)

Net increase (decrease) from shareholder transactions		115,635,859	(696,208,094)	351,805,701	219,797,609	240,336,745	72,295,538	237,668,493	104,205,838	185,261,338

Net increase (decrease) in net assets		162,916,665	(759,591,333)	485,878,754	256,408,760	227,562,164	104,520,076	243,044,524	98,237,894	197,117,664

NET ASSETS
Beginning of period		2,034,441,356	2,794,032,689	2,308,153,935	845,687,258	618,125,094	513,605,018	565,467,020	467,229,126	270,111,462

End of period		$2,197,358,021	$2,034,441,356	$2,794,032,689	$1,102,096,018	$845,687,258	$618,125,094	$808,511,544	$565,467,020	$467,229,126

Undistributed net investment income (loss) included in net assets		$(498,836)	$21,966	$21,225	$(150,339)	$34,084	$34,082	$(7,655)	$(7,081)	$(7,081)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	54,436,351	23,279,338	75,599,135	28,102,815	26,750,221	6,767,050	23,659,916	11,102,473	9,169,996
	Retirement Class	8,471,229	4,293,600	18,437,353	3,632,755	754,629	6,955,121	10,252,190	3,719,525	11,976,622
	Retail Class	2,704,915	940,074	2,969,859	2,378,595	1,131,263	3,289,934	3,757,911	2,703,199	5,549,673
	Premier Class	1,852,927	1,496,648	2,092,153	1,373,594	343,304	1,082,140	2,142,745	1,274,577	1,982,974
Shares reinvested:	Institutional Class	4,882,630	3,924,608	7,528,123	219,375	677,453	983,559	563,342	195,248	254,107
	Retirement Class	1,405,823	559,857	613,997	281,381	140,439	330,982	340,855	112,837	238,336
	Retail Class	298,371	129,540	130,854	815,953	431,479	1,059,102	327,227	135,535	303,271
	Premier Class	187,607	76,013	10,849	42,573	20,177	7,358	54,742	20,227	15,411
Shares redeemed:	Institutional Class	(55,365,676)	(96,193,377)	(62,776,645)	(9,097,098)	(1,582,921)	(5,926,502)	(7,510,130)	(3,351,649)	(2,591,691)
	Retirement Class	(4,246,419)	(2,033,572)	(8,807,681)	(2,025,670)	(2,641,826)	(4,374,821)	(5,475,076)	(2,473,095)	(6,142,221)
	Retail Class	(1,265,759)	(1,100,692)	(1,125,808)	(3,247,761)	(2,154,744)	(2,952,209)	(3,151,755)	(2,100,546)	(2,563,689)
	Premier Class	(2,329,903)	(201,127)	(54,448)	(1,333,205)	(326,525)	(66,740)	(2,087,132)	(1,272,894)	(117,098)

Net increase (decrease) from shareholder transactions		11,032,096	(64,829,090)	34,617,741	21,143,307	23,542,949	7,154,974	22,874,835	10,065,437	18,075,691

42	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	43

Statements of changes in net assets	continued

TIAA-CREF Funds ▪ For the year or period ended

		High-Yield Fund			Tax-Exempt Bond Fund			Inflation-Linked Bond Fund

		For the year ended March 31, 2012	For the six-month period ended March 31, 2011	For the year ended September 30, 2010	For the year ended March 31, 2012	For the six-month period ended March 31, 2011	For the year ended September 30, 2010	For the year ended March 31, 2012	For the six-month period ended March 31, 2011	For the year ended September 30, 2010

OPERATIONS
Net investment income (loss)		$70,893,549	$28,359,623	$45,624,004	$9,511,165	$5,527,866	$10,155,076	$41,428,974	$15,766,585	$22,334,823
Net realized gain (loss) on total investments		8,144,783	18,345,284	24,051,329	1,930,701	(1,492,682)	3,320,875	8,579,123	5,925,553	4,274,002
Net change in unrealized appreciation (depreciation) on total investments		(2,955,968)	1,770,165	21,194,800	21,579,931	(18,227,687)	6,001,045	89,389,157	(10,948,529)	54,857,894

Net increase (decrease) in net assets from operations		76,082,364	48,475,072	90,870,133	33,021,797	(14,192,503)	19,476,996	139,397,254	10,743,609	81,466,719

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(45,022,856)	(16,075,075)	(23,073,446)	(308,364)	(227,647)	(625,370)	(29,443,968)	(11,133,676)	(15,483,118)
	Retirement Class	(11,744,615)	(5,612,284)	(11,344,973)	—	—	—	(6,164,646)	(2,325,150)	(3,591,078)
	Retail Class	(12,016,310)	(5,679,780)	(10,617,617)	(9,202,801)	(5,300,220)	(9,529,774)	(5,144,657)	(2,085,181)	(3,169,430)
	Premier Class	(2,109,768)	(1,003,595)	(587,964)	—	—	—	(655,732)	(223,690)	(52,139)
From realized gains:	Institutional Class	—	—	—	—	(146,373)	(27,853)	(1,304,494)	—	—
	Retirement Class	—	—	—	—	—	—	(280,598)	—	—
	Retail Class	—	—	—	—	(3,277,554)	(405,427)	(223,629)	—	—
	Premier Class	—	—	—	—	—	—	(25,815)	—	—

Total distributions		(70,893,549)	(28,370,734)	(45,624,000)	(9,511,165)	(8,951,794)	(10,588,424)	(43,243,539)	(15,767,697)	(22,295,765)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	478,125,845	141,374,570	197,790,236	2,171,201	510,400	2,697,533	448,102,126	101,714,674	239,989,479
	Retirement Class	77,131,912	38,465,048	95,079,140	—	—	—	86,999,141	33,516,771	94,080,296
	Retail Class	105,317,837	25,385,799	38,129,592	73,236,741	26,695,863	98,734,879	71,335,314	19,343,209	40,801,163
	Premier Class	20,688,442	26,074,556	19,143,300	—	—	—	17,495,516	8,562,034	14,334,508
Reinvestments of distributions:	Institutional Class	12,777,250	11,164,031	18,067,942	27,766	29,536	86,949	24,715,991	10,522,062	14,556,717
	Retirement Class	11,744,615	5,609,474	11,344,973	—	—	—	6,445,244	2,324,993	3,590,870
	Retail Class	10,471,254	4,927,196	9,191,656	8,119,250	7,710,106	8,765,349	5,161,676	1,997,604	3,037,653
	Premier Class	2,109,768	1,003,595	587,964	—	—	—	681,547	223,690	52,139
Redemptions:	Institutional Class	(133,470,336)	(35,642,208)	(85,854,685)	(3,420,266)	(4,397,613)	(11,491,638)	(135,342,314)	(74,772,872)	(82,326,380)
	Retirement Class	(62,161,190)	(38,140,059)	(76,438,460)	—	—	—	(94,551,982)	(34,243,048)	(44,762,900)
	Retail Class	(36,574,337)	(21,469,778)	(27,772,219)	(44,603,620)	(49,230,571)	(33,199,853)	(34,809,335)	(20,942,615)	(32,237,076)
	Premier Class	(32,539,868)	(14,079,548)	(3,868,167)	—	—	—	(17,253,654)	(7,317,586)	(488,010)

Net increase (decrease) from shareholder transactions		453,621,192	144,672,676	195,401,272	35,531,072	(18,682,279)	65,593,219	378,979,270	40,928,916	250,628,459

Net increase (decrease) in net assets		458,810,007	164,777,014	240,647,405	59,041,704	(41,826,576)	74,481,791	475,132,985	35,904,828	309,799,413
NET ASSETS
Beginning of period		903,302,660	738,525,646	497,878,241	291,983,413	333,809,989	259,328,198	1,109,886,244	1,073,981,416	764,182,003

End of period		$1,362,112,667	$903,302,660	$738,525,646	$351,025,117	$291,983,413	$333,809,989	$1,585,019,229	$1,109,886,244	$1,073,981,416

Undistributed net investment income (loss) included in net assets		$(295,279)	$(295,279)	$(295,279)	$11,267	$11,267	$45,739	$31,868	$11,897	$13,009

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	48,883,984	14,284,381	21,035,133	201,411	50,384	255,254	37,372,775	9,110,137	22,158,851
	Retirement Class	7,827,751	3,884,199	10,150,586	—	—	—	7,293,353	2,965,100	8,637,641
	Retail Class	10,668,253	2,555,400	4,073,733	6,844,591	2,572,586	9,399,973	6,127,171	1,756,406	3,847,240
	Premier Class	2,124,781	2,641,412	2,048,858	—	—	—	1,482,594	759,807	1,307,248
Shares reinvested:	Institutional Class	1,300,927	1,127,143	1,936,501	2,604	2,889	8,348	2,124,625	950,084	1,345,057
	Retirement Class	1,196,730	566,485	1,215,922	—	—	—	551,184	208,039	329,102
	Retail Class	1,062,073	495,680	981,485	761,472	753,676	833,851	454,080	183,873	286,364
	Premier Class	215,014	101,418	62,463	—	—	—	58,851	20,196	4,694
Shares redeemed:	Institutional Class	(13,662,636)	(3,602,979)	(9,209,662)	(323,233)	(433,608)	(1,102,954)	(11,325,610)	(6,689,268)	(7,560,534)
	Retirement Class	(6,399,316)	(3,862,517)	(8,138,989)	—	—	—	(7,803,684)	(3,005,942)	(4,048,954)
	Retail Class	(3,723,005)	(2,155,455)	(2,976,515)	(4,206,139)	(4,829,251)	(3,171,873)	(2,999,930)	(1,917,139)	(3,041,074)
	Premier Class	(3,300,053)	(1,420,788)	(410,002)	—	—	—	(1,443,886)	(651,999)	(44,055)

Net increase (decrease) from shareholder transactions		46,194,503	14,614,379	20,769,513	3,280,706	(1,883,324)	6,222,599	31,891,523	3,689,294	23,221,580

44	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	45

Statements of changes in net assets	concluded

TIAA-CREF Funds ▪ For the year or period ended

		Bond Index Fund			Money Market Fund

		For the year ended March 31, 2012	For the six-month period ended March 31, 2011	For the year ended September 30, 2010	For the year ended March 31, 2012	For the six-month period ended March 31, 2011	For the year ended September 30, 2010

OPERATIONS
Net investment income (loss)		$48,099,857	$14,010,679	$4,754,056	$119,340	$182,872	$491,519
Net realized gain (loss) on total investments		1,761,806	(1,918,283)	585,662	2,971	475	1,905
Net change in unrealized appreciation (depreciation) on total investments		74,500,044	(25,284,776)	7,529,771	—	—	—

Net increase (decrease) in net assets from operations		124,361,707	(13,192,380)	12,869,489	122,311	183,347	493,424

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(47,347,922)	(13,904,454)	(4,613,903)	(119,340)	(182,872)	(473,302)
	Retirement Class	(437,594)	(27,460)	(43,720)	—	—	(2,398)
	Retail Class	(187,245)	(56,387)	(63,505)	—	—	(15,797)
	Premier Class	(127,096)	(22,378)	(32,915)	—	—	(20)
From realized gains:	Institutional Class	—	(931,923)	(17,947)	—	—	—
	Retirement Class	—	(1,588)	(181)	—	—	—
	Retail Class	—	(3,822)	(276)	—	—	—
	Premier Class	—	(1,121)	(180)	—	—	—

Total distributions		(48,099,857)	(14,949,133)	(4,772,627)	(119,340)	(182,872)	(491,517)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,658,034,153	1,134,156,768	321,957,476	181,215,283	80,862,315	197,525,504
	Retirement Class	40,926,507	2,239,720	1,759,492	196,097,762	18,231,625	42,534,813
	Retail Class	9,153,247	2,816,795	3,410,109	220,902,291	132,307,237	246,031,424
	Premier Class	11,979,400	1,371,642	428,898	19,378,251	10,801,118	13,190,522
Reinvestments of distributions:	Institutional Class	42,093,571	14,828,113	4,631,850	119,340	182,803	472,841
	Retirement Class	437,594	29,048	43,901	—	—	2,398
	Retail Class	172,798	55,983	62,792	—	—	14,855
	Premier Class	127,096	23,499	33,095	—	—	20
Redemptions:	Institutional Class	(249,057,226)	(150,159,088)	(22,201,670)	(138,977,286)	(87,702,934)	(100,248,680)
	Retirement Class	(4,150,591)	(1,952,267)	(11,500)	(180,168,501)	(32,905,616)	(96,517,908)
	Retail Class	(3,168,767)	(724,225)	(392,338)	(316,627,054)	(200,640,157)	(482,770,768)
	Premier Class	(3,455,581)	(25,708)	(64,158)	(28,350,145)	(7,554,193)	(1,009,364)

Net increase (decrease) from shareholder transactions		1,503,092,201	1,002,660,280	309,657,947	(46,410,059)	(86,417,802)	(180,774,343)

Net increase (decrease) in net assets		1,579,354,051	974,518,767	317,754,809	(46,407,088)	(86,417,327)	(180,772,436)

NET ASSETS
Beginning of period		1,394,780,370	420,261,603	102,506,794	1,089,761,528	1,176,178,855	1,356,951,291

End of period		$2,974,134,421	$1,394,780,370	$420,261,603	$1,043,354,440	$1,089,761,528	$1,176,178,855

Undistributed net investment income (loss) included in net assets		$1,338	$1,338	$1,091	$(4,552)	$(7,509)	$(8,234)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	154,712,274	108,594,414	31,042,454	181,215,278	80,862,315	197,525,504
	Retirement Class	3,832,262	217,216	171,728	196,097,762	18,231,625	42,534,813
	Retail Class	854,365	271,987	333,959	220,902,291	132,307,237	246,031,424
	Premier Class	1,114,970	133,372	41,597	19,378,251	10,801,118	13,190,522
Shares reinvested:	Institutional Class	3,939,619	1,438,634	451,476	119,345	182,803	472,841
	Retirement Class	40,739	2,809	4,278	—	—	2,398
	Retail Class	16,169	5,420	6,122	—	—	14,855
	Premier Class	11,860	2,278	3,240	—	—	20
Shares redeemed:	Institutional Class	(23,268,118)	(14,436,475)	(2,174,639)	(138,977,286)	(87,702,934)	(100,248,680)
	Retirement Class	(385,467)	(187,285)	(1,102)	(180,168,501)	(32,905,616)	(96,517,908)
	Retail Class	(296,464)	(70,409)	(38,693)	(316,627,054)	(200,640,157)	(482,770,767)
	Premier Class	(323,059)	(2,476)	(6,155)	(28,350,145)	(7,554,193)	(1,009,364)

Net increase (decrease) from shareholder transactions		140,249,150	95,969,485	29,834,265	(46,410,059)	(86,417,802)	(180,774,342)

46	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	47

Financial highlights

Bond Fund ▪ For the year or period ended

	Institutional Class

	3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.36		$10.70		$10.20		$9.68		$9.94	$9.97

Gain from investment operations:
Net investment income (loss) (a)	0.29		0.15		0.35		0.41		0.48	0.49
Net realized and unrealized gain (loss) on total investments	0.50		(0.22)		0.50		0.52		(0.26)	(0.03)

Total gain (loss) from investment operations	0.79		(0.07)		0.85		0.93		0.22	0.46

Less distributions from:
Net investment income	(0.29)		(0.15)		(0.35)		(0.41)		(0.48)	(0.49)
Net realized gains	(0.27)		(0.12)		—		—		—	—

Total distributions	(0.56)		(0.27)		(0.35)		(0.41)		(0.48)	(0.49)

Net asset value, end of period	$10.59		$10.36		$10.70		$10.20		$9.68	$9.94

TOTAL RETURN	7.81%		(0.67	)%(b)	8.47%		10.00%		2.06%	4.74%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,759,983		$1,681,237		$2,474,347		$2,151,009		$1,883,323	$1,615,363
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33%		0.33	%(c)	0.33%		0.36%		0.32%	0.32%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33%		0.33	%(c)	0.33%		0.34%		0.32%	0.32%
Ratio of net investment income (loss) to average net assets	2.78%		2.80	%(c)	3.35%		4.20%		4.79%	4.91%
Portfolio turnover rate	402	%(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)	113%	189%

	Retirement Class

	3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.54		$10.88		$10.37		$9.84		$10.10	$10.13

Gain from investment operations:
Net investment income (loss) (a)	0.27		0.14		0.32		0.39		0.46	0.47
Net realized and unrealized gain (loss) on total investments	0.50		(0.22)		0.52		0.54		(0.27)	(0.03)

Total gain (loss) from investment operations	0.77		(0.08)		0.84		0.93		0.19	0.44

Less distributions from:
Net investment income	(0.27)		(0.14)		(0.33)		(0.40)		(0.45)	(0.47)
Net realized gains	(0.27)		(0.12)		—		—		—	—

Total distributions	(0.54)		(0.26)		(0.33)		(0.40)		(0.45)	(0.47)

Net asset value, end of period	$10.77		$10.54		$10.88		$10.37		$9.84	$10.10

TOTAL RETURN	7.45%		(0.76	)%(b)	8.22%		9.64%		1.87%	4.43%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$327,833		$261,330		$239,160		$121,753		$28,760	$8,302
Ratio of expenses to average net assets before expense waiver and reimbursement	0.58%		0.58	%(c)	0.58%		0.62%		0.57%	0.59%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.58%		0.58	%(c)	0.58%		0.59%		0.57%	0.59%
Ratio of net investment income (loss) to average net assets	2.53%		2.56	%(c)	3.06%		3.86%		4.56%	4.69%
Portfolio turnover rate	402	%(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)	113%	189%

48	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Bond Fund ▪ For the year or period ended

	Retail Class

	3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.53		$10.87		$10.36		$9.83		$10.09	$10.11

Gain from investment operations:
Net investment income (loss) (a)	0.27		0.14		0.33		0.41		0.48	0.49
Net realized and unrealized gain (loss) on total investments	0.50		(0.22)		0.52		0.53		(0.27)	(0.03)

Total gain (loss) from investment operations	0.77		(0.08)		0.85		0.94		0.21	0.46

Less distributions from:
Net investment income	(0.27)		(0.14)		(0.34)		(0.41)		(0.47)	(0.48)
Net realized gains	(0.27)		(0.12)		—		—		—	—

Total distributions	(0.54)		(0.26)		(0.34)		(0.41)		(0.47)	(0.48)

Net asset value, end of period	$10.76		$10.53		$10.87		$10.36		$9.83	$10.09

TOTAL RETURN	7.44%		(0.74	)%(b)	8.31%		9.75%		2.08%	4.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$76,117		$56,163		$58,330		$35,143		$21,166	$7,078
Ratio of expenses to average net assets before expense waiver and reimbursement	0.60%		0.52	%(c)	0.50%		0.68%		0.56%	0.60%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.60%		0.52	%(c)	0.50%		0.50%		0.39%	0.42%
Ratio of net investment income (loss) to average net assets	2.50%		2.61	%(c)	3.16%		4.04%		4.73%	4.87%
Portfolio turnover rate	402	%(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)	113%	189%

	Premier Class

	3/31/12		3/31/11	†	9/30/10		9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.37		$10.71		$10.20		$10.20

Gain from investment operations:
Net investment income (loss) (a)	0.28		0.14		0.31		0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.49		(0.22)		0.53		—

Total gain (loss) from investment operations	0.77		(0.08)		0.84		0.00	(e)

Less distributions from:
Net investment income	(0.28)		(0.14)		(0.33)		—
Net realized gains	(0.27)		(0.12)		—		—

Total distributions	(0.55)		(0.26)		(0.33)		—

Net asset value, end of period	$10.59		$10.37		$10.71		$10.20

TOTAL RETURN	7.54%		(0.75	)%(b)	8.40%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$33,425		$35,712		$22,196		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.48%		0.48	%(c)	0.48%		220.90	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.48%		0.48	%(c)	0.48%		0.50	%(c)
Ratio of net investment income (loss) to average net assets	2.63%		2.65	%(c)	2.94%		0.00	%(c)
Portfolio turnover rate	402	%(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
(f)	Does not include in-kind transactions.
(g)

The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended March 31, 2012, March 31, 2011, September 30, 2010 and September 30, 2009 were 140%, 49%, 67% and 113%, respectively.

*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	49

Financial highlights

Bond Plus Fund ▪ For the year or period ended

	Institutional Class

	3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.16		$10.36		$9.78		$9.38		$10.00	$10.10

Gain from investment operations:
Net investment income (loss) (a)	0.38		0.20		0.47		0.47		0.51	0.51
Net realized and unrealized gain (loss) on total investments	0.41		(0.20)		0.58		0.40		(0.62)	(0.10)

Total gain (loss) from investment operations	0.79		0.00	(e)	1.05		0.87		(0.11)	0.41

Less distributions from:
Net investment income	(0.38)		(0.20)		(0.47)		(0.47)		(0.51)	(0.51)
Net realized gains	(0.01)		—		—		—		—	(0.00	)(e)

Total distributions	(0.39)		(0.20)		(0.47)		(0.47)		(0.51)	(0.51)

Net asset value, end of period	$10.56		$10.16		$10.36		$9.78		$9.38	$10.00

TOTAL RETURN	7.91%		(0.03	)%(b)	10.98%		9.67%		(1.18)%	4.16%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$718,619		$496,173		$238,020		$206,893		$245,035	$282,159
Ratio of expenses to average net assets before expense waiver and reimbursement	0.35%		0.37	%(c)	0.37%		0.40%		0.38%	0.42%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35%		0.35	%(c)	0.35%		0.35%		0.35%	0.35%
Ratio of net investment income (loss) to average net assets	3.62%		3.90	%(c)	4.68%		5.07%		5.17%	5.12%
Portfolio turnover rate	221	%(g)	99	%(b)(g)	158	%(g)	143	%(g)	92%	137%

	Retirement Class

	3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.17		$10.37		$9.79		$9.39		$10.02	$10.12

Gain from investment operations:
Net investment income (loss) (a)	0.35		0.18		0.43		0.45		0.49	0.49
Net realized and unrealized gain (loss) on total investments	0.41		(0.20)		0.59		0.40		(0.63)	(0.09)

Total gain (loss) from investment operations	0.76		(0.02)		1.02		0.85		(0.14)	0.40

Less distributions from:
Net investment income	(0.35)		(0.18)		(0.44)		(0.45)		(0.49)	(0.50)
Net realized gains	(0.01)		—		—		—		—	(0.00	)(e)

Total distributions	(0.36)		(0.18)		(0.44)		(0.45)		(0.49)	(0.50)

Net asset value, end of period	$10.57		$10.17		$10.37		$9.79		$9.39	$10.02

TOTAL RETURN	7.64%		(0.16	)%(b)	10.70%		9.39%		(1.49)%	4.01%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$95,480		$72,668		$92,179		$58,533		$9,913	$8,830
Ratio of expenses to average net assets before expense waiver and reimbursement	0.60%		0.62	%(c)	0.62%		0.65%		0.63%	0.72%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.60%		0.60	%(c)	0.60%		0.60%		0.61%	0.55%
Ratio of net investment income (loss) to average net assets	3.36%		3.58	%(c)	4.34%		4.80%		4.95%	4.92%
Portfolio turnover rate	221	%(g)	99	%(b)(g)	158	%(g)	143	%(g)	92%	137%

50	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Bond Plus Fund ▪ For the year or period ended

	Retail Class

	3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.18		$10.38		$9.80		$9.40		$10.02	$10.12

Gain from investment operations:
Net investment income (loss) (a)	0.35		0.18		0.45		0.46		0.50	0.50
Net realized and unrealized gain (loss) on total investments	0.41		(0.20)		0.58		0.40		(0.61)	(0.10)

Total gain (loss) from investment operations	0.76		(0.02)		1.03		0.86		(0.11)	0.40

Less distributions from:
Net investment income	(0.35)		(0.18)		(0.45)		(0.46)		(0.51)	(0.50)
Net realized gains	(0.01)		—		—		—		—	(0.00	)(e)

Total distributions	(0.36)		(0.18)		(0.45)		(0.46)		(0.51)	(0.50)

Net asset value, end of period	$10.58		$10.18		$10.38		$9.80		$9.40	$10.02

TOTAL RETURN	7.59%		(0.14	)%(b)	10.78%		9.50%		(1.26)%	4.09%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$275,663		$265,818		$277,069		$247,928		$241,183	$264,897
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64%		0.59	%(c)	0.54%		0.74%		0.74%	0.77%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64%		0.58	%(c)	0.52%		0.49%		0.44%	0.41%
Ratio of net investment income (loss) to average net assets	3.33%		3.62	%(c)	4.50%		4.93%		5.09%	5.07%
Portfolio turnover rate	221	%(g)	99	%(b)(g)	158	%(g)	143	%(g)	92%	137%

	Premier Class

	3/31/12		3/31/11	†	9/30/10		9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.16		$10.36		$9.78		$9.78

Gain from investment operations:
Net investment income (loss) (a)	0.36		0.19		0.40		0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.41		(0.20)		0.63		—

Total gain (loss) from investment operations	0.77		(0.01)		1.03		0.00	(e)

Less distributions from:
Net investment income	(0.36)		(0.19)		(0.45)		—
Net realized gains	(0.01)		—		—		—

Total distributions	(0.37)		(0.19)		(0.45)		—

Net asset value, end of period	$10.56		$10.16		$10.36		$9.78

TOTAL RETURN	7.75%		(0.11	)%(b)	10.82%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$12,334		$11,028		$10,857		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.50%		0.52	%(c)	0.52%		220.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50%		0.50	%(c)	0.50%		0.50	%(c)
Ratio of net investment income (loss) to average net assets	3.45%		3.69	%(c)	3.89%		0.00	%(c)
Portfolio turnover rate	221	%(g)	99	%(b)(g)	158	%(g)	143	%(g)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
(g)

The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended March 31, 2012, March 31, 2011, September 30, 2010 and September 30, 2009 were 105%, 63%, 90% and 108%, respectively.

*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	51

Financial highlights

Short-Term Bond Fund ▪ For the year or period ended

	Institutional Class

	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.30	$10.43		$10.11	$9.78	$10.04	$10.04

Gain from investment operations:
Net investment income (loss) (a)	0.20	0.11		0.28	0.36	0.45	0.48
Net realized and unrealized gain (loss) on total investments	0.16	(0.13)		0.32	0.33	(0.26)	(0.00	)(e)

Total gain (loss) from investment operations	0.36	(0.02)		0.60	0.69	0.19	0.48

Less distributions from:
Net investment income	(0.20)	(0.11)		(0.28)	(0.36)	(0.45)	(0.48)
Net realized gains	(0.06)	—		—	—	—	(0.00	)(e)

Total distributions	(0.26)	(0.11)		(0.28)	(0.36)	(0.45)	(0.48)

Net asset value, end of period	$10.40	$10.30		$10.43	$10.11	$9.78	$10.04

TOTAL RETURN	3.53%	(0.20	)%(b)	6.05%	7.23%	1.88%	4.87%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$431,936	$255,835		$176,043	$101,583	$135,936	$163,035
Ratio of expenses to average net assets before expense waiver and reimbursement	0.31%	0.32	%(c)	0.33%	0.38%	0.37%	0.40%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.30%	0.30	%(c)	0.30%	0.29%	0.31%	0.30%
Ratio of net investment income (loss) to average net assets	1.90%	2.11	%(c)	2.74%	3.66%	4.46%	4.76%
Portfolio turnover rate	146%	93	%(b)	95%	173%	102%	82%

	Retirement Class

	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.31	$10.44		$10.12	$9.78	$10.05	$10.06

Gain from investment operations:
Net investment income (loss) (a)	0.17	0.10		0.25	0.34	0.42	0.46
Net realized and unrealized gain (loss) on total investments	0.16	(0.13)		0.33	0.34	(0.26)	(0.00	)(e)

Total gain (loss) from investment operations	0.33	(0.03)		0.58	0.68	0.16	0.46

Less distributions from:
Net investment income	(0.17)	(0.10)		(0.26)	(0.34)	(0.43)	(0.47)
Net realized gains	(0.06)	—		—	—	—	(0.00	)(e)

Total distributions	(0.23)	(0.10)		(0.26)	(0.34)	(0.43)	(0.47)

Net asset value, end of period	$10.41	$10.31		$10.44	$10.12	$9.78	$10.05

TOTAL RETURN	3.27%	(0.32	)%(b)	5.79%	7.07%	1.56%	4.63%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$188,614	$134,128		$121,535	$56,366	$19,752	$12,785
Ratio of expenses to average net assets before expense waiver and reimbursement	0.55%	0.57	%(c)	0.58%	0.64%	0.63%	0.67%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55%	0.55	%(c)	0.55%	0.54%	0.56%	0.50%
Ratio of net investment income (loss) to average net assets	1.65%	1.86	%(c)	2.42%	3.40%	4.23%	4.58%
Portfolio turnover rate	146%	93	%(b)	95%	173%	102%	82%

52	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Short-Term Bond Fund ▪ For the year or period ended

	Retail Class

	3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.31	$10.44		$10.12	$9.78		$10.05	$10.05

Gain from investment operations:
Net investment income (loss) (a)	0.17	0.10		0.26	0.35		0.44	0.47
Net realized and unrealized gain (loss) on total investments	0.16	(0.13)		0.33	0.34		(0.27)	0.01

Total gain (loss) from investment operations	0.33	(0.03)		0.59	0.69		0.17	0.48

Less distributions from:
Net investment income	(0.17)	(0.10)		(0.27)	(0.35)		(0.44)	(0.48)
Net realized gains	(0.06)	—		—	—		—	(0.00	)(e)

Total distributions	(0.23)	(0.10)		(0.27)	(0.35)		(0.44)	(0.48)

Net asset value, end of period	$10.41	$10.31		$10.44	$10.12		$9.78	$10.05

TOTAL RETURN	3.24%	(0.30	)%(b)	5.87%	7.19%		1.71%	4.86%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$166,750	$155,623		$149,768	$111,912		$104,084	$101,059
Ratio of expenses to average net assets before expense waiver and reimbursement	0.58%	0.52	%(c)	0.50%	0.71%		0.67%	0.76%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.57%	0.50	%(c)	0.47%	0.43%		0.38%	0.34%
Ratio of net investment income (loss) to average net assets	1.64%	1.91	%(c)	2.58%	3.53%		4.40%	4.69%
Portfolio turnover rate	146%	93	%(b)	95%	173%		102%	82%

	Premier Class

	3/31/12	3/31/11	†	9/30/10	9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.31	$10.43		$10.11	$10.11

Gain from investment operations:
Net investment income (loss) (a)	0.18	0.10		0.25	0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.16	(0.12)		0.34	—

Total gain (loss) from investment operations	0.34	(0.02)		0.59	0.00	(e)

Less distributions from:
Net investment income	(0.18)	(0.10)		(0.27)	—
Net realized gains	(0.06)	—		—	—

Total distributions	(0.24)	(0.10)		(0.27)	—

Net asset value, end of period	$10.41	$10.31		$10.43	$10.11

TOTAL RETURN	3.37%	(0.18	)%(b)	5.89%	0.00	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$21,211	$19,881		$19,884	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.45%	0.47	%(c)	0.48%	220.86	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.45%	0.45	%(c)	0.45%	0.45	%(c)
Ratio of net investment income (loss) to average net assets	1.75%	1.95	%(c)	2.39%	0.00	%(c)
Portfolio turnover rate	146%	93	%(b)	95%	173%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	53

Financial highlights

High-Yield Fund ▪ For the year or period ended

	Institutional Class

	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.99	$9.74		$9.04	$8.41	$9.94	$9.92

Gain from investment operations:
Net investment income (loss) (a)	0.68	0.35		0.72	0.78	0.76	0.72
Net realized and unrealized gain (loss) on total investments	(0.02)	0.25		0.70	0.63	(1.52)	0.02

Total gain (loss) from investment operations	0.66	0.60		1.42	1.41	(0.76)	0.74

Less distributions from:
Net investment income	(0.68)	(0.35)		(0.72)	(0.78)	(0.76)	(0.72)
Net realized gains	—	—		—	—	(0.01)	—

Total distributions	(0.68)	(0.35)		(0.72)	(0.78)	(0.77)	(0.72)

Net asset value, end of period	$9.97	$9.99		$9.74	$9.04	$8.41	$9.94

TOTAL RETURN	6.91%	6.22	%(b)	16.41%	18.83%	(8.15)%	7.66%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$889,869	$527,004		$398,933	$245,983	$228,048	$228,834
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39%	0.40	%(c)	0.41%	0.45%	0.43%	0.49%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.39%	0.40	%(c)	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income (loss) to average net assets	6.90%	7.04	%(c)	7.76%	10.07%	8.05%	7.30%
Portfolio turnover rate	62%	43	%(b)	109%	79%	59%	43%

	Retirement Class

	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.99	$9.74		$9.04	$8.41	$9.95	$9.92

Gain from investment operations:
Net investment income (loss) (a)	0.65	0.34		0.70	0.76	0.74	0.71
Net realized and unrealized gain (loss) on total investments	(0.03)	0.25		0.70	0.63	(1.53)	0.03

Total gain (loss) from investment operations	0.62	0.59		1.40	1.39	(0.79)	0.74

Less distributions from:
Net investment income	(0.65)	(0.34)		(0.70)	(0.76)	(0.74)	(0.71)
Net realized gains	—	—		—	—	(0.01)	—

Total distributions	(0.65)	(0.34)		(0.70)	(0.76)	(0.75)	(0.71)

Net asset value, end of period	$9.96	$9.99		$9.74	$9.04	$8.41	$9.95

TOTAL RETURN	6.54%	6.09	%(b)	16.12%	18.54%	(8.45)%	7.61%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$202,282	$176,489		$166,383	$125,322	$28,694	$15,869
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64%	0.65	%(c)	0.66%	0.71%	0.69%	0.73%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64%	0.65	%(c)	0.65%	0.65%	0.65%	0.60%
Ratio of net investment income (loss) to average net assets	6.65%	6.78	%(c)	7.49%	9.38%	7.91%	7.10%
Portfolio turnover rate	62%	43	%(b)	109%	79%	59%	43%

54	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

High-Yield Fund ▪ For the year or period ended

	Retail Class

	3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.03	$9.78		$9.08	$8.44		$9.98	$9.94

Gain from investment operations:
Net investment income (loss) (a)	0.65	0.34		0.71	0.77		0.75	0.72
Net realized and unrealized gain (loss) on total investments	(0.02)	0.25		0.70	0.64		(1.53)	0.03

Total gain (loss) from investment operations	0.63	0.59		1.41	1.41		(0.78)	0.75

Less distributions from:
Net investment income	(0.65)	(0.34)		(0.71)	(0.77)		(0.75)	(0.71)
Net realized gains	—	—		—	—		(0.01)	—

Total distributions	(0.65)	(0.34)		(0.71)	(0.77)		(0.76)	(0.71)

Net asset value, end of period	$10.01	$10.03		$9.78	$9.08		$8.44	$9.98

TOTAL RETURN	6.63%	6.11	%(b)	16.18%	18.78%		(8.28)%	7.76%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$249,119	$169,337		$156,374	$126,323		$101,026	$143,329
Ratio of expenses to average net assets before expense waiver and reimbursement	0.66%	0.59	%(c)	0.58%	0.79%		0.71%	0.76%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.66%	0.59	%(c)	0.57%	0.54%		0.48%	0.47%
Ratio of net investment income (loss) to average net assets	6.62%	6.85	%(c)	7.60%	9.86%		7.94%	7.25%
Portfolio turnover rate	62%	43	%(b)	109%	79%		59%	43%

	Premier Class

	3/31/12	3/31/11	†	9/30/10	9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.99	$9.74		$9.04	$9.04

Gain from investment operations:
Net investment income (loss) (a)	0.66	0.34		0.71	0.00	(e)
Net realized and unrealized gain (loss) on total investments	(0.02)	0.25		0.70	—

Total gain (loss) from investment operations	0.64	0.59		1.41	0.00	(e)

Less distributions from:
Net investment income	(0.66)	(0.34)		(0.71)	—
Net realized gains	—	—		—	—

Total distributions	(0.66)	(0.34)		(0.71)	—

Net asset value, end of period	$9.97	$9.99		$9.74	$9.04

TOTAL RETURN	6.75%	6.14	%(b)	16.23%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$20,842	$30,472		$16,836	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54%	0.55	%(c)	0.56%	220.96	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.54%	0.55	%(c)	0.55%	0.55	%(c)
Ratio of net investment income (loss) to average net assets	6.74%	6.87	%(c)	7.52%	0.00	%(c)
Portfolio turnover rate	62%	43	%(b)	109%	79%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	55

Financial highlights

Tax-Exempt Bond Fund ▪ For the year or period ended

	Institutional Class

	3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08		9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.06	$10.80		$10.51	$9.69		$10.13		$10.19

Gain from investment operations:
Net investment income (loss) (a)	0.34	0.19		0.38	0.38		0.36		0.38
Net realized and unrealized gain (loss) on total investments	0.80	(0.63)		0.31	0.82		(0.44)		(0.06)

Total gain (loss) from investment operations	1.14	(0.44)		0.69	1.20		(0.08)		0.32

Less distributions from:
Net investment income	(0.34)	(0.19)		(0.38)	(0.38)		(0.36)		(0.38)
Net realized gains	—	(0.11)		(0.02)	(0.00	)(e)	(0.00	)(e)	—

Total distributions	(0.34)	(0.30)		(0.40)	(0.38)		(0.36)		(0.38)

Net asset value, end of period	$10.86	$10.06		$10.80	$10.51		$9.69		$10.13

TOTAL RETURN	11.46%	(4.07	)%(b)	6.75%	12.70%		(0.87)%		3.21%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$9,508	$10,003		$14,845	$23,263		$66,144		$75,790
Ratio of expenses to average net assets before expense waiver and reimbursement	0.38%	0.40	%(c)	0.38%	0.42%		0.41%		0.46%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35%	0.35	%(c)	0.35%	0.35%		0.36%		0.35%
Ratio of net investment income (loss) to average net assets	3.21%	3.70	%(c)	3.66%	3.83%		3.51%		3.76%
Portfolio turnover rate	59%	11	%(b)	29%	28%		50%		48%

	Retail Class

	3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08		9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.07	$10.81		$10.52	$9.70		$10.14		$10.20

Gain from investment operations:
Net investment income (loss) (a)	0.32	0.18		0.37	0.36		0.35		0.38
Net realized and unrealized gain (loss) on total investments	0.81	(0.63)		0.31	0.83		(0.44)		(0.06)

Total gain (loss) from investment operations	1.13	(0.45)		0.68	1.19		(0.09)		0.32

Less distributions from:
Net investment income	(0.32)	(0.18)		(0.37)	(0.37)		(0.35)		(0.38)
Net realized gains	—	(0.11)		(0.02)	(0.00	)(e)	(0.00	)(e)	—

Total distributions	(0.32)	(0.29)		(0.39)	(0.37)		(0.35)		(0.38)

Net asset value, end of period	$10.88	$10.07		$10.81	$10.52		$9.70		$10.14

TOTAL RETURN	11.30%	(4.14	)%(b)	6.61%	12.55%		(0.90)%		3.16%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$341,517	$281,980		$318,965	$236,065		$179,559		$179,606
Ratio of expenses to average net assets before expense waiver and reimbursement	0.62%	0.55	%(c)	0.52%	0.70%		0.65%		0.72%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.59%	0.51	%(c)	0.49%	0.47%		0.39%		0.39%
Ratio of net investment income (loss) to average net assets	2.96%	3.56	%(c)	3.52%	3.67%		3.49%		3.76%
Portfolio turnover rate	59%	11	%(b)	29%	28%		50%		48%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

56	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights

Inflation-Linked Bond Fund ▪ For the year or period ended

	Institutional Class

	3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.16	$11.21		$10.53	$10.07		$10.12	$10.08

Gain from investment operations:
Net investment income (loss) (a)	0.36	0.17		0.27	(0.02)		0.71	0.41
Net realized and unrealized gain (loss) on total investments	0.95	(0.05)		0.67	0.48		(0.07)	0.03

Total gain (loss) from investment operations	1.31	0.12		0.94	0.46		0.64	0.44

Less distributions from:
Net investment income	(0.39)	(0.17)		(0.26)	(0.00	)(e)	(0.69)	(0.40)
Net realized gains	(0.01)	—		—	—		—	—

Total distributions	(0.40)	(0.17)		(0.26)	(0.00	)(e)	(0.69)	(0.40)

Net asset value, end of period	$12.07	$11.16		$11.21	$10.53		$10.07	$10.12

TOTAL RETURN	11.92%	1.05	%(b)	9.04%	4.57%		6.20%	4.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,174,406	$771,048		$737,043	$524,468		$440,993	$438,862
Ratio of expenses to average net assets before expense waiver and reimbursement	0.28%	0.29	%(c)	0.32%	0.39%		0.34%	0.36%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.28%	0.29	%(c)	0.32%	0.35%		0.34%	0.35%
Ratio of net investment income (loss) to average net assets	3.07%	3.01	%(c)	2.47%	(0.18)%		6.67%	4.07%
Portfolio turnover rate	13%	7	%(b)	12%	17%		16%	26%

	Retirement Class

	3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.25	$11.31		$10.62	$10.18		$10.23	$10.19

Gain from investment operations:
Net investment income (loss) (a)	0.36	0.15		0.24	(0.02)		0.82	0.45
Net realized and unrealized gain (loss) on total investments	0.94	(0.06)		0.68	0.46		(0.20)	(0.02)

Total gain (loss) from investment operations	1.30	0.09		0.92	0.44		0.62	0.43

Less distributions from:
Net investment income	(0.36)	(0.15)		(0.23)	(0.00	)(e)	(0.67)	(0.39)
Net realized gains	(0.01)	—		—	—		—	—

Total distributions	(0.37)	(0.15)		(0.23)	(0.00	)(e)	(0.67)	(0.39)

Net asset value, end of period	$12.18	$11.25		$11.31	$10.62		$10.18	$10.23

TOTAL RETURN	11.73%	0.83	%(b)	8.80%	4.33%		5.95%	4.29%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$191,083	$176,090		$175,037	$112,192		$88,127	$17,840
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53%	0.54	%(c)	0.57%	0.64%		0.59%	0.61%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53%	0.54	%(c)	0.57%	0.60%		0.59%	0.55%
Ratio of net investment income (loss) to average net assets	3.01%	2.77	%(c)	2.20%	(0.20)%		7.57%	4.47%
Portfolio turnover rate	13%	7	%(b)	12%	17%		16%	26%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	57

Financial highlights	concluded

Inflation-Linked Bond Fund ▪ For the year or period ended

	Retail Class

	3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.95	$11.00		$10.34	$9.90		$9.96	$9.93

Gain from investment operations:
Net investment income (loss) (a)	0.34	0.16		0.24	(0.06)		0.77	0.38
Net realized and unrealized gain (loss) on total investments	0.92	(0.05)		0.66	0.50		(0.15)	0.04

Total gain (loss) from investment operations	1.26	0.11		0.90	0.44		0.62	0.42

Less distributions from:
Net investment income	(0.36)	(0.16)		(0.24)	(0.00	)(e)	(0.68)	(0.39)
Net realized gains	(0.01)	—		—	—		—	—

Total distributions	(0.37)	(0.16)		(0.24)	(0.00	)(e)	(0.68)	(0.39)

Net asset value, end of period	$11.84	$10.95		$11.00	$10.34		$9.90	$9.96

TOTAL RETURN	11.68%	0.98	%(b)	8.84%	4.45%		6.11%	4.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$201,227	$146,917		$147,427	$127,272		$131,575	$56,824
Ratio of expenses to average net assets before expense waiver and reimbursement	0.55%	0.47	%(c)	0.49%	0.66%		0.58%	0.63%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55%	0.47	%(c)	0.49%	0.49%		0.44%	0.48%
Ratio of net investment income (loss) to average net assets	2.91%	2.80	%(c)	2.30%	(0.59)%		7.28%	3.85%
Portfolio turnover rate	13%	7	%(b)	12%	17%		16%	26%

	Premier Class

	3/31/12	3/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.15	$11.21		$10.53	$10.53

Gain from investment operations:
Net investment income (loss) (a)	0.37	0.16		0.13	0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.92	(0.06)		0.80	—

Total gain (loss) from investment operations	1.29	0.10		0.93	0.00	(e)

Less distributions from:
Net investment income	(0.37)	(0.16)		(0.25)	—
Net realized gains	(0.01)	—		—	—

Total distributions	(0.38)	(0.16)		(0.25)	—

Net asset value, end of period	$12.06	$11.15		$11.21	$10.53

TOTAL RETURN	11.77%	0.89	%(b)	8.89%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$18,303	$15,832		$14,474	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.43%	0.44	%(c)	0.47%	220.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.43%	0.44	%(c)	0.47%	0.50	%(c)
Ratio of net investment income (loss) to average net assets	3.13%	2.88	%(c)	1.19%	0.00	%(c)
Portfolio turnover rate	13%	7	%(b)	12%	17	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

58	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights

Bond Index Fund ▪ For the year or period ended

	Institutional Class

	3/31/12	3/31/11	†	9/30/10		9/30/09	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.25	$10.50		$10.04		$10.00

Gain from investment operations:
Net investment income (loss)(a)	0.26	0.13		0.31		0.01
Net realized and unrealized gain (loss) on total investments	0.52	(0.24)		0.46		0.04

Total gain (loss) from investment operations	0.78	(0.11)		0.77		0.05

Less distributions from:
Net investment income	(0.26)	(0.13)		(0.31)		(0.01)
Net realized gains	—	(0.01)		(0. 00	)(e)	—

Total distributions	(0.26)	(0.14)		(0.31)		(0.01)

Net asset value, end of period	$10.77	$10.25		$10.50		$10.04

TOTAL RETURN	7.69%	(1.11	)%(b)	7.87%		0.48	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$2,908,947	$1,382,598		$411,709		$99,497
Ratio of expenses to average net assets before expense waiver and reimbursement	0.15%	0.17	%(c)	0.31%		3.37	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.13%	0.13	%(c)	0.13%		0.12	%(c)
Ratio of net investment income (loss) to average net assets	2.42%	2.44	%(c)	3.08%		1.65	%(c)
Portfolio turnover rate	23%	87	%(b)(f)	66	%(f)	279	%(b)

	Retirement Class

	3/31/12	3/31/11	†	9/30/10		9/30/09	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.26	$10.50		$10.04		$10.00

Gain from investment operations:
Net investment income (loss)(a)	0.23	0.11		0.29		0.01
Net realized and unrealized gain (loss) on total investments	0.52	(0.23)		0.46		0.04

Total gain (loss) from investment operations	0.75	(0.12)		0.75		0.05

Less distributions from:
Net investment income	(0.24)	(0.11)		(0.29)		(0.01)
Net realized gains	—	(0.01)		(0.00	)(e)	—

Total distributions	(0.24)	(0.12)		(0.29)		(0.01)

Net asset value, end of period	$10.77	$10.26		$10.50		$10.04

TOTAL RETURN	7.32%	(1.14	)%(b)	7.61%		0.47	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$40,874	$3,157		$2,887		$1,005
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40%	0.43	%(c)	0.57%		6.81	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.38%	0.38	%(c)	0.38%		0.36	%(c)
Ratio of net investment income (loss) to average net assets	2.11%	2.19	%(c)	2.82%		1.41	%(c)
Portfolio turnover rate	23%	87	%(b)(f)	66	%(f)	279	%(b)

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	59

Financial highlights	concluded

Bond Index Fund ▪ For the year or period ended

	Retail Class

	3/31/12	3/31/11	†	9/30/10		9/30/09	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.26	$10.50		$10.04		$10.00

Gain from investment operations:
Net investment income (loss)(a)	0.22	0.11		0.28		0.01
Net realized and unrealized gain (loss) on total investments	0.52	(0.23)		0.46		0.04

Total gain (loss) from investment operations	0.74	(0.12)		0.74		0.05

Less distributions from:
Net investment income	(0.23)	(0.11)		(0.28)		(0.01)
Net realized gains	—	(0.01)		(0.00	)(e)	—

Total distributions	(0.23)	(0.12)		(0.28)		(0.01)

Net asset value, end of period	$10.77	$10.26		$10.50		$10.04

TOTAL RETURN	7.22%	(1.19	)%(b)	7.51%		0.46	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$12,737	$6,242		$4,215		$1,005
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49%	0.54	%(c)	0.66%		6.81	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.48%	0.48	%(c)	0.48%		0.45	%(c)
Ratio of net investment income (loss) to average net assets	2.08%	2.10	%(c)	2.74%		1.32	%(c)
Portfolio turnover rate	23%	87	%(b)(f)	66	%(f)	279	%(b)

	Premier Class

	3/31/12	3/31/11	†	9/30/10		9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.25	$10.49		$10.04		$10.04

Gain from investment operations:
Net investment income (loss)(a)	0.24	0.12		0.30		—
Net realized and unrealized gain (loss) on total investments	0.53	(0.23)		0.45		—

Total gain (loss) from investment operations	0.77	(0.11)		0.75		—

Less distributions from:
Net investment income	(0.25)	(0.12)		(0.30)		—
Net realized gains	—	(0.01)		(0.00	)(e)	—

Total distributions	(0.25)	(0.13)		(0.30)		—

Net asset value, end of period	$10.77	$10.25		$10.49		$10.04

TOTAL RETURN	7.53%	(1.09	)%(b)	7.61%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$11,577	$2,784		$1,451		$1,000
Ratio of expenses to average net assets before expense waiver and reimbursement	0.30%	0.33	%(c)	0.47%		55.37	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.28%	0.28	%(c)	0.28%		0.28	%(c)
Ratio of net investment income (loss) to average net assets	2.22%	2.31	%(c)	2.94%		0.00	%(c)
Portfolio turnover rate	23%	87	%(b)(f)	66	%(f)	279	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on September 14, 2009.
(e)	Amount represents less than $0.01 per share.
(f)	Does not include in-kind transactions.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations.
The Fund changed its fiscal year end from September 30 to March 31.

60	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights

Money Market Fund ▪ For the year or period ended

	Institutional Class

	3/31/12		3/31/11	†	9/30/10		9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income (loss)(a)	0.00	(e)	0.00	(e)	0.00	(e)	0.01	0.03	0.05
Net realized and unrealized gain on total investments	—		—		—		—	—	—

Total gain (loss) from investment operations	0.00	(e)	0.00	(e)	0.00	(e)	0.01	0.03	0.05

Less distributions from:
Net investment income	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.01)	(0.03)	(0.05)
Net realized gains	—		—		—		—	—	—

Total distributions	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.01)	(0.03)	(0.05)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

TOTAL RETURN	0.03%		0.04	%(b)	0.13%		1.03%	3.51%	5.37%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$469,588		$427,230		$433,888		$336,137	$293,537	$235,421
Ratio of expenses to average net assets before expense waiver and reimbursement	0.13%		0.15	%(c)	0.15%		0.22%	0.14%	0.14%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.13%		0.15	%(c)	0.15%		0.17%	0.14%	0.14%
Ratio of net investment income (loss) to average net assets	0.03%		0.09	%(c)	0.13%		1.00%	3.39%	5.21%

	Retirement Class

	3/31/12		3/31/11	†	9/30/10		9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income (loss)(a)	—		—		0.00	(e)	0.01	0.03	0.05
Net realized and unrealized gain on total investments	—		—		—		—	—	—

Total gain (loss) from investment operations	—		—		0.00	(e)	0.01	0.03	0.05

Less distributions from:
Net investment income	—		—		(0.00	)(e)	(0.01)	(0.03)	(0.05)
Net realized gains	—		—		—		—	—	—

Total distributions	—		—		(0.00	)(e)	(0.01)	(0.03)	(0.05)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

TOTAL RETURN	0.00%		0.00	%(b)	0.00%		0.78%	3.25%	5.12%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$80,690		$64,760		$79,434		$133,415	$97,832	$98,903
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39%		0.40	%(c)	0.40%		0.47%	0.39%	0.39%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.16%		0.23	%(c)	0.27%		0.41%	0.39%	0.35%
Ratio of net investment income (loss) to average net assets	0.00%		0.00	%(c)	0.00%		0.75%	3.26%	5.01%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	61

Financial highlights	concluded

Money Market Fund ▪ For the year or period ended

	Retail Class

	3/31/12	3/31/11	†	9/30/10		9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00

Gain from investment operations:
Net investment income (loss)(a)	—	—		0.00	(e)	0.01		0.03	0.05
Net realized and unrealized gain on total investments	—	—		—		—		—	—

Total gain (loss) from investment operations	—	—		0.00	(e)	0.01		0.03	0.05

Less distributions from:
Net investment income	—	—		(0.00	)(e)	(0.01)		(0.03)	(0.05)
Net realized gains	—	—		—		—		—	—

Total distributions	—	—		(0.00	)(e)	(0.01)		(0.03)	(0.05)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00	$1.00

TOTAL RETURN	0.00%	0.00	%(b)	0.00%		0.91%		3.43%	5.25%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$486,370	$582,093		$650,426		$887,149		$1,093,363	$1,034,417
Ratio of expenses to average net assets before
expense waiver and reimbursement	0.44%	0.39	%(c)	0.33%		0.54%		0.40%	0.43%
Ratio of expenses to average net assets after
expense waiver and reimbursement	0.16%	0.23	%(c)	0.27%		0.28%		0.22%	0.25%
Ratio of net investment income (loss) to average net assets	0.00%	0.00	%(c)	0.00%		0.95%		3.34%	5.11%

	Premier Class

	3/31/12	3/31/11	†	9/30/10		9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00

Gain from investment operations:
Net investment income (loss)(a)	—	—		0.00	(e)	—
Net realized and unrealized gain on total investments	—	—		—		—

Total gain (loss) from investment operations	—	—		0.00	(e)	—

Less distributions from:
Net investment income	—	—		(0.00	)(e)	—
Net realized gains	—	—		—		—

Total distributions	—	—		(0.00	)(e)	—

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00

TOTAL RETURN	0.00%	0.00	%(b)	0.01%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$6,706	$15,678		$12,431		$250
Ratio of expenses to average net assets before
expense waiver and reimbursement	0.28%	0.30	%(c)	0.29%		220.71	%(c)
Ratio of expenses to average net assets after
expense waiver and reimbursement	0.16%	0.23	%(c)	0.27%		0.00	%(c)
Ratio of net investment income (loss) to average net assets	0.00%	0.00	%(c)	0.00%		0.00	%(c)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

62	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Notes to financial statements

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund and the Money Market Fund (the “Funds” or individually the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2008-2012) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2012, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, the utilization of tax equalization credits, dividend reclassifications and income generated from swaps were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	63

Notes to financial statements

Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended March 31, 2012, there were no significant transfers between levels by the Funds.

As of March 31, 2012, 100% of the value of investments in the Bond Fund, Short-Term Bond Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund and the Money Market Fund was valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of March 31, 2012:

64	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Bond Plus
Bank loan obligations	$—	$32,525,322	$—	$32,525,322
Corporate bonds	—	412,228,193	—	412,228,193
Government bonds	—	467,957,675	—	467,957,675
Structured assets	—	128,602,541	—	128,602,541
Preferred stocks	1,242,751	—	—	1,242,751
Short-term investments	—	210,203,276	—	210,203,276

Total	$1,242,751	$1,251,517,007	$—	$1,252,759,758

High-Yield
Bank loan obligations	$—	$17,258,598	$—	$17,258,598
Corporate bonds	—	1,301,257,389	—	1,301,257,389
Preferred stocks	2,794,742	—	—	2,794,742
Short-term investments	—	13,744,163	—	13,744,163

Total	$2,794,742	$1,332,260,150	$—	$1,335,054,892

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

For the year ended March 31, 2012, the effect of derivative contracts on the Funds Statements of Operations were as follows:

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Bond Fund
Credit contracts	Swap transactions	$25,496	$—
Credit contracts	Futures transactions	(1,579,300)

Bond Plus Fund
Credit contracts	Swap transactions	12,748	—

Short-Term Bond Fund
Credit contracts	Swap transactions	12,749	—

Futures contracts: The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the fixed income markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default. During the year ended March 31, 2012, the Bond Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 2% of net assets.

At March 31, 2012, the Funds did not hold any futures contracts.

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Fund is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Fund. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Fund could be required to make under the contract. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event.

The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets and depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	65

Notes to financial statements

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the year ended March 31, 2012, the Bond Fund, the Bond Plus Fund, and the Short-Term Bond Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At March 31, 2012, the Funds did not hold any credit default swap contracts.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations is paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund (except Bond Index Fund) reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Funds’ Retail Class. The Premier Class of each Fund and the Retail Class of the Bond Index Fund are subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund and the Retail Class of the Bond Index Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and the Retail Class of the Bond Index Fund, respectively.

For the Money Market Fund, TPIS is not seeking reimbursement on a portion of distribution Rule 12b-1 plan expenses on the Retail Class, and Advisors is reimbursing certain other Retail Class expenses. In addition, TPIS waived a portion of the distribution Rule 12b-1 plan expenses on the Premier Class and Advisors waived a portion of service agreement fees on the Retirement Class. These waivers and reimbursements are voluntary in nature and can be discontinued at any time.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of March 31, 2012, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range	Investment management fee-effective rate	Service agreement fee	Maximum distribution fee		Maximum expense amounts‡

Fund			Retirement Class	Retail Class	Premier Class	Institutional Class	Retirement Class	Retail Class	Premier Class

Bond*	0.27%–0.30%	0.29%	0.25%	0.25%	0.15%	0.35%	0.60%	0.70%	0.50%
Bond Plus*	0.27–0.30	0.30	0.25	0.25	0.15	0.35	0.60	0.70	0.50
Short-Term Bond*	0.22–0.25	0.25	0.25	0.25	0.15	0.30	0.55	0.65	0.45
High-Yield*	0.32–0.35	0.35	0.25	0.25	0.15	0.40	0.65	0.75	0.55
Tax-Exempt Bond*	0.27–0.30	0.30	—	0.25	—	0.35	—	0.70	—
Inflation-Linked Bond*	0.22–0.25	0.25	0.25	0.25	0.15	0.35	0.60	0.70	0.50
Bond Index	0.10	0.10	0.25	0.25	0.15	0.13	0.38	0.48	0.28
Money Market	0.10	0.10	0.25	0.25	0.15	0.15	0.40	0.50	0.30

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2013. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2011	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Withholding expense	Shares at March 31, 2012		Value at March 31, 2012

Bond Plus Fund
TIAA-CREF High-Yield Fund	$5,403,239	$61,730	$5,493,914	$112,801	$49,021	$—	—	*	$—

*	Not held as of March 31, 2012.

66	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

continued

Certain TIAA-CREF Funds and affiliates make investments in the Funds. The following is the percentage of the Funds’ shares owned by affiliates as of March 31, 2012:

Underlying Fund	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifecycle Index Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total

Bond	64%	—	—	—	1%	65%
Bond Plus	38	—	1%	21%	2	62
Short-Term Bond	20	—	1	—	1	22
High-Yield	21	—	—	—	—	21
Inflation-Linked Bond	10	1%	—	—	—	11
Bond Index	—	9	—	—	—	9

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2012, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

Bond	$2,617,138,444	$70,108,337	$(6,897,330)	$63,211,007
Bond Plus	1,221,583,601	39,598,399	(8,422,242)	31,176,157
Short-Term Bond	732,680,404	10,194,860	(2,855,592)	7,339,268
High-Yield	1,291,869,288	57,677,032	(14,491,428)	43,185,604
Tax-Exempt Bond	311,685,365	19,303,204	(634,945)	18,668,259
Inflation-Linked Bond	1,425,187,388	153,287,555	(964,455)	152,323,100
Bond Index	2,900,428,939	59,957,633	(4,509,664)	55,447,969

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended March 31, 2012 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales

Bond	$928,132,293	$7,279,041,047	$789,906,036	$7,329,268,100
Bond Plus	558,337,077	1,760,559,009	410,236,215	1,668,459,068
Short-Term Bond	349,528,486	806,827,355	154,491,631	792,705,158
High-Yield	978,909,585	—	632,136,052	—
Tax-Exempt Bond	206,755,042	—	183,801,835	—
Inflation-Linked Bond	—	322,349,707	—	173,135,630
Bond Index	275,699,704	1,102,218,284	67,081,158	389,010,698

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	67

Notes to financial statements

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2012, the period ended March 31, 2011, and the year ended September 30, 2010 was as follows:

	3/31/2012			3/31/2011			9/30/2010

Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total

Bond	$83,985,826	$21,609,176	$105,595,002	$46,648,422	$4,610,787	$51,259,209	$88,292,347	$—	$88,292,347
Bond Plus	34,331,842	1,359,976	35,691,818	13,437,585	—	13,437,585	24,924,217	—	24,924,217
Short-Term Bond	13,827,727	2,655,163	16,482,890	5,118,402	—	5,118,402	9,095,799	—	9,095,799
High-Yield	70,893,549	—	70,893,549	28,370,734	—	28,370,734	45,624,000	—	45,624,000
Tax-Exempt Bond *	9,511,165	—	9,511,165	5,901,552	3,050,242	8,951,794	10,155,144	433,280	10,588,424
Inflation-Linked Bond	41,409,003	1,834,536	43,243,539	15,767,697	—	15,767,697	22,295,765	—	22,295,765
Bond Index	48,099,857	—	48,099,857	14,762,388	186,745	14,949,133	4,772,627	—	4,772,627
Money Market	119,340	—	119,340	182,872	—	182,872	491,517	—	491,517

*	Includes ordinary income which will not be taxable for federal income tax purposes in 2012, 2011 and 2010 of $9,502,594, $5,514,672, and $10,123,626 respectively.

As of March 31, 2012, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation)	Capital loss carryover	Post-October losses	Total

Bond	$18,236,031	$—	$63,211,009	$—	$—	$81,447,040
Bond Plus	1,705,234	2,428,496	31,176,155	—	(1,414,352)	33,895,533
Short-Term Bond	1,257,840	—	7,339,267	—	(1,456,142)	7,140,965
High-Yield	2,941,304	—	43,185,604	(406,727)	(1,866,825)	43,853,356
Tax-Exempt Bond	123,248	338,574	18,668,259	—	—	19,130,081
Inflation-Linked Bond	1,252,163	5,517,883	152,323,097	—	—	159,093,143
Bond Index	492,536	1,204,075	55,447,970	—	—	57,144,581
Money Market	24,860	—	—	—	—	24,860

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of tax equalization credits, the utilization of capital loss carryovers, and the treatment of short term gain as ordinary income for tax purposes.

In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for redemption of fund shares (in-kind redemption). A fund may also accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the period ended March 31, 2012, the Bond Index Fund received $740,436,519, the High-Yield Fund $98,999,324, and the Inflation-Linked Bond Fund $195,232,546 of securities for in-kind purchase transactions. During the period ended March 31, 2012, the Funds did not have any in-kind redemption transactions.

At March 31, 2012, the following Fund had capital loss carryovers, which will expire as follows:

	Date of expiration

Fund	3/31/18	Total

High-Yield	$406,727	$406,727

For the year ended March 31, 2012, the Bond Plus Fund, High-Yield Fund, and Inflation-Linked Bond Fund utilized $10,501,679, $9,989,430, and $169,122 respectively, of their capital loss carryover available from prior years.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 28, 2011, the unsecured revolving credit facility was $1.0 billion. For the year ended March 31, 2012, there were no borrowings under this credit facility by the Funds.

68	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

concluded

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	69

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bond Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund and the Money Market Fund (hereafter referred to as the “Funds”), at March 31, 2012, the results of each of their operations for the period then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts
May 18, 2012

70	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Trustees and officers (unaudited)

TIAA-CREF Funds ▪ March 31, 2012

Disinterested trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	76	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	76

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	76	Director of Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	76	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	76	None

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010), Managing Director (2002–2010), Goldman Sachs Asset Management.	76

Investment committee member, College of Mount Saint Vincent; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	76

Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	76	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers; Vice President, Eastern Economics Association.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	71

Trustees and officers (unaudited)

TIAA-CREF Funds ▪ March 31, 2012

Disinterested trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman of the Board and Trustee	Indefinite term as Trustee; Chairman for term ending December 31, 2012. Trustee since 1999. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	76	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust; Member, Duke Children’s Hospital and Health Center National Board of Advisors.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011).	76	Member of the Governing Council, Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

Executive officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Accounts VA-1 and VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).

Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2012.

Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2012). President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).

Eugene Flood, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Executive Vice President	One-year term. Executive Vice President since 2011.

Executive Vice President, President of Diversified Financial Services of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2011). President, Chief Executive Officer, Manager and Chairman of TIAA-CREF Redwood, LLC (“Redwood”) (since 2011). Director and Chairman of Covariance (since 2011). Manager and Chairman of Kaspick & Company LLC (since 2011). Director and Chairman of TIAA-CREF Life Insurance Company (“T-C Life”) (since 2011). Former President and Chief Executive Officer (2000–2010) and Director (1994–2010), Smith Breeden Associates, Inc., an investment adviser. Former Trustee of the TIAA-CREF Fund Complex (2005–2011). Dean’s Advisory Committee, Massachusetts Institute of Technology’s Sloan School of Management (since 2000).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Former Chief Financial Officer, Van Kampen Funds (2005–2006).

72	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

concluded

Executive officers — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of Teachers Personal Investors Services, Inc. (“TPIS”), Advisors and Investment Management (2008).

Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Operating Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Former President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009–2010).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by telephone at 800 223-1200.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	73

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series covered by this Report (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held a meeting on March 29, 2012, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract renewals, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 29, 2012 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and portfolio turnover rates. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI.

In advance of the Board meeting held on March 29, 2012, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its Lipper peer group or (for the Bond Index Fund only) its benchmark index by a specified amount over a three-year period, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

74	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

continued

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 29, 2012, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of the Bond Index Fund before any reductions for fees or expenses and excluding the impact of fair valuation, securities lending and class action litigation as compared to the Fund’s benchmark index. In this regard, the Board considered that the performance of most Funds generally compared favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, the Funds ranked in the top three performance quintiles versus their peer groups and universes of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Fund’s investment performance or TAI had represented that no remedial actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate remedial actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2011 with respect to the Funds. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had earned profits with respect to some of the Funds under the Agreement and expected this trend to continue, but that for certain of the Funds, including the Bond Index Fund and the Money Market Fund, there was no current expectation for TAI to

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	75

Renewal of investment management agreement (unaudited)

earn a profit in the foreseeable future. With respect to those Funds for which the Agreement was profitable to TAI in 2011, the Board concluded that those profits were not excessive in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that TAI incurred operating losses with respect to its services provided to some of the Funds in 2011. The Board also considered the extent to which the current fee “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed lower management fee rates) on many actively-managed Funds (which are profitable to TAI) would have a material effect on their fees. The Board considered TAI’s representation that, although the current breakpoint discounts may be low compared to those of some competitors, the initial maximum fee rates in the Agreement are already at low levels compared to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. In addition, TAI manages institutional client assets through a small number of unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of these funds and accounts, and the management fee rates actually charged to clients with current separate accounts that are managed under similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates charged to these other funds and accounts, this is due in part to the fact that these other funds and accounts: are offered through products that charge additional fees to their investors; are offered in different types of markets; are provided with different types or levels of services by TAI; target different types of investors; and/or are packaged with other products, and that these factors, among others, justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. Additionally, TAI and the Funds may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Retirement Class shares of each Fund (except where otherwise noted). Because the Retirement Class generally has different non-management expenses than the Institutional, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Retirement Class. All time periods referenced below ended as of December 31, 2011. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category. Statements below regarding a Fund’s “aggregate management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account the different management fee rates that apply to higher levels of Fund assets that exceed one or more breakpoints in the Fund’s management fee rate schedule. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2011 under the Agreement.

76	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

continued

Bond Fund
•

The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.295% of average daily net assets.

•

The Fund’s total expenses and management fees were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and 2nd quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

The Fund was in the 3rd quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”) for the one-, five- and ten-year periods, the 4th quintile of its Performance Universe for the two- and four-year periods and the 5th quintile of its Performance Universe for the three-year period.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	TAI made changes to the Fund’s portfolio management team.

Bond Plus Fund
•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and 3rd and 2nd quintiles, respectively, of its Expense Universe.
•

The Fund was in the 3rd and 2nd quintiles of its Performance Universe for the one- and two-year periods, respectively, and in the 4th quintile of its Performance Universe for the three-, four- and five-year periods.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	TAI made changes to the Fund’s portfolio management team.

Short-Term Bond Fund
•	The Fund’s annual contractual management fee rate is 0.25% of average daily net assets with breakpoints.
•	The Fund’s total expenses and management fees were in the 2nd quintile of its Expense Group and the 3rd and 1st quintiles, respectively, of its Expense Universe.
•	The Fund was in the 1st, 1st, 4th, 2nd and 2nd quintiles of its Performance Universe for the one-, two-, three-, four- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	TAI made changes to the Fund’s portfolio management team.

High-Yield Fund
•

The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.349% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of its Performance Universe for the one-, two-, four- and five-year periods and the 3rd quintile of its Performance for the three-year period.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	TAI made changes to the Fund’s portfolio management team.

Tax-Exempt Bond Fund
•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of its Performance Universe for the one-, two-, three-, four- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	TAI made changes to the Fund’s portfolio management team.

Inflation-Linked Bond Fund
•

The Fund’s annual contractual management fee rate is 0.25% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.246% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and the 2nd and 1st quintiles, respectively, of its Expense Universe.
•

The Fund was in the 1st quintile of its Performance Universe for the one-year period, the 2nd quintile of its Performance Universe for the two- and five-year periods and 3rd quintile of its Performance Universe for the three- and four-year periods.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	TAI made changes to the Fund’s portfolio management team.

Bond Index Fund
•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•

The Fund’s management fees were in the 1st and 2nd quintiles of its Expense Group and Expense Universe, respectively, and total expenses were in the 2nd and 4th quintiles of its Expense Group and Expense Universe, respectively.

•	The Fund was in the 2nd, 3rd and 4th quintiles of its Performance Universe for the one- and two-year and since-inception periods, respectively.
•

For the one-year period, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the Barclays U.S. Aggregate Bond Index, was -6 basis points.

•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	TAI made changes to the Fund’s portfolio management team.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	77

Renewal of investment management agreement (unaudited)	concluded

Money Market Fund
•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses and management fees were in the 2nd and 4th quintiles, respectively, of its Expense Group and the 3rd and 1st quintiles, respectively, of its Expense Universe.
•

The Fund was in the 5th quintile of its Performance Universe for the one- and two-year periods, the 4th quintile of its Performance Universe for the three-year period, the 3rd quintile of its Performance Universe for the four- and five-year periods and the 2nd quintile of its Performance Universe for the ten-year period.

•	Money market funds are not rated by Morningstar.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	Since July 2009, TAI and its affiliates have waived over $2.3 million in Fund expenses to maintain a positive yield.
•	TAI made changes to the Fund’s portfolio management team.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

78	2012 Annual Report ▪ TIAA-CREF Funds: Fixed-Income Funds

Important tax information (unaudited)

For the year ended March 31, 2012, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains

Bond	$26,347,331
Bond Plus	1,359,976
Short-Term Bond	2,655,163
High-Yield	—
Tax-Exempt Bond	—
Inflation-Linked Bond	2,189,506
Bond Index	—
Money Market	—

The Tax-Exempt Bond Fund paid distributions to shareholders during the year ended March 31, 2012, the period ended March 31, 2011, and the year ended September 30, 2010 totaling $9,511,165, $8,951,794, and $10,588,424, of which $9,502,594, $5,514,672, and $10,123,626 respectively, was exempt from federal income tax and has been designated as Exempt Interest Dividends.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2012, which will be reported in conjunction with your 2012 Form 1099-DIV.

By early 2013, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

TIAA-CREF Funds: Fixed-Income Funds ▪ 2012 Annual Report	79

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How to reach us

TIAA-CREF website
tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service
800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2012 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert for the reporting period and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

          PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended March 31, 2011 and March 31, 2012, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $525,412 and $552,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended March 31, 2011 and March 31, 2012, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended March 31, 2011 and March 31, 2012, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended March 31, 2011 and March 31, 2012, PwC’s aggregate fees for tax services billed to the Registrant were $55,800 and $100,820, respectively.

For the fiscal years ended March 31, 2011 and March 31, 2012, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended March 31, 2011 and March 31, 2012, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $12,923, respectively.

For the fiscal years ended March 31, 2011 and March 31, 2012, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

          The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

          The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2011 and March 31, 2012 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2011 and March 31, 2012 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2011 and March 31, 2012 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2011 and March 31, 2012 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2011 and March 31, 2012 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2011 and March 31, 2012 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended March 31, 2011 and March 31, 2012, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $126,515 and $259,480, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS – Real Estate Securities Fund

TIAA-CREF FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.8%

DIVERSIFIED CAPITAL MARKETS - 0.5%
360,000	*	HFF, Inc (Class A)	$5,929,200

		TOTAL DIVERSIFIED CAPITAL MARKETS	5,929,200

DIVERSIFIED REITS - 3.1%
225,000		iShares Dow Jones US Real Estate Index Fund	14,015,250
240,000		Vornado Realty Trust	20,208,000

		TOTAL DIVERSIFIED REIT’S	34,223,250

INDUSTRIAL REITS - 6.6%
1,570,000		AMB Property Corp	56,551,400
210,000		EastGroup Properties, Inc	10,546,200
160,000	*	First Industrial Realty Trust, Inc	1,976,000
2,000,000	*	Global Logistic Properties	3,505,431

		TOTAL INDUSTRIAL REIT’S	72,579,031

MORTGAGE REITS - 0.4%
300,000		Annaly Capital Management, Inc	4,746,000

		TOTAL MORTGAGE REIT’S	4,746,000

OFFICE REITS - 11.6%
75,000		Alexandria Real Estate Equities, Inc	5,484,750
380,000		BioMed Realty Trust, Inc	7,212,400
500,000	d	Boston Properties, Inc	52,495,000
240,000		Digital Realty Trust, Inc	17,752,800
105,000		Mack-Cali Realty Corp	3,026,100
400,000		Mission West Properties, Inc	3,944,000
470,000		SL Green Realty Corp	36,448,500

		TOTAL OFFICE REITS	126,363,550

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
211,200	*,f,g,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE OPERATING COMPANIES - 1.6%
3,850,000	a	Thomas Properties Group, Inc	17,671,500

		TOTAL REAL ESTATE OPERATING COMPANIES	17,671,500

REAL ESTATE SERVICES - 0.5%
250,000	*	CBRE Group, Inc	4,990,000

		TOTAL REAL ESTATE SERVICES	4,990,000

TIAA-CREF FUNDS – Real Estate Securities Fund

SHARES		COMPANY	VALUE

RESIDENTIAL REITS - 17.7%
400,000		American Campus Communities, Inc	$17,888,000
340,000		AvalonBay Communities, Inc	48,059,000
200,000		Equity Lifestyle Properties, Inc	13,948,000
865,000		Equity Residential	54,166,300
75,000		Essex Property Trust, Inc	11,363,250
65,000		Home Properties, Inc	3,965,650
280,000		Post Properties, Inc	13,120,800
1,170,000		UDR, Inc	31,250,700

		TOTAL RESIDENTIAL REITS	193,761,700

RETAIL REITS - 25.0%
1,575,000		DDR Corp	22,995,000
250,000		Equity One, Inc	5,055,000
300,000		Federal Realty Investment Trust	29,037,000
950,000		General Growth Properties, Inc	16,140,500
420,000		Kimco Realty Corp	8,089,200
300,000		Macerich Co	17,325,000
145,000		Realty Income Corp	5,615,850
400,000		Regency Centers Corp	17,792,000
779,900		Simon Property Group, Inc	113,615,832
200,000		Tanger Factory Outlet Centers, Inc	5,946,000
320,000		Taubman Centers, Inc	23,344,000
980,000		Westfield Group	8,984,749

		TOTAL RETAIL REIT’S	273,940,131

SPECIALIZED REITS - 30.8%
810,000		American Tower Corp	51,046,200
175,000		Ashford Hospitality Trust, Inc	1,576,750
325,000		CubeSmart	3,867,500
300,000		DiamondRock Hospitality Co	3,087,000
290,000		Entertainment Properties Trust	13,450,200
290,000		Extra Space Storage, Inc	8,349,100
300,000	*	FelCor Lodging Trust, Inc	1,080,000
780,000		HCP, Inc	30,778,800
615,000		Health Care REIT, Inc	33,800,400
250,000		Healthcare Realty Trust, Inc	5,500,000
1,350,000		Hersha Hospitality Trust	7,371,000
1,700,000		Host Marriott Corp	27,914,000
360,000		Plum Creek Timber Co, Inc	14,961,600
90,000		Potlatch Corp	2,820,600
300,000		Public Storage, Inc	41,451,000
180,000		Rayonier, Inc	7,936,200
70,000		Sovran Self Storage, Inc	3,488,100
400,000	*	Strategic Hotels & Resorts, Inc	2,632,000
300,000	*	Sunstone Hotel Investors, Inc	2,922,000
800,000		Ventas, Inc	45,680,000
1,200,000		Weyerhaeuser Co	26,304,000

		TOTAL SPECIALIZED REITS	336,016,450

TIAA-CREF FUNDS – Real Estate Securities Fund

SHARES	COMPANY	VALUE

	TOTAL COMMON STOCKS	$1,070,220,812
	(Cost $948,784,812)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.2%
TREASURY DEBT - 1.2%
$3,000,000	United States Treasury Bill	0.013%	06/14/12	2,999,634
10,000,000	United States Treasury Bill	0.046%	08/23/12	9,995,240

				12,994,874

	TOTAL SHORT-TERM INVESTMENTS			12,994,874
	(Cost $12,997,089)

	TOTAL INVESTMENTS - 99.0%			1,083,215,686
	(Cost $961,781,901)
	OTHER ASSETS & LIABILITIES, NET - 1.0%			10,949,284

	NET ASSETS - 100.0%			$1,094,164,970

	Abbreviation(s):
	REIT Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open written options contracts.
f	Restricted security. At 3/31/2012, the aggregate value of these securities amounted to $0 or 0.0% of net assets.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2012, the aggregate value of these securities amounted to $0 or 0.0% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS – Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 95.7%

CORPORATE BONDS - 33.6%

AUTOMOBILES & COMPONENTS - 0.2%
$1,868,000	g	Delphi Corp	5.875%	05/15/19	$1,970,740
468,000		Ford Motor Co	7.450	07/16/31	572,130
745,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	785,179

		TOTAL AUTOMOBILES & COMPONENTS			3,328,049

BANKS - 6.1%
1,495,000		Abbey National Treasury Services plc	4.000	04/27/16	1,483,240
1,100,000	g	Banco Bradesco S.A.	4.125	05/16/16	1,135,750
250,000	g	Banco Bradesco S.A.	4.500	01/12/17	263,000
845,000	g	Banco de Bogota S.A.	5.000	01/15/17	876,687
2,850,000	g	Banco de Credito del Peru	4.750	03/16/16	2,935,500
600,000	g	Banco del Estado de Chile	3.875	02/08/22	595,500
1,055,000	g	Banco do Brasil S.A.	4.500	01/22/15	1,106,695
1,500,000	g	Banco do Brasil S.A.	5.875	01/26/22	1,543,500
990,000	g,i	Banco Santander Chile	1.811	04/20/12	990,037
925,000	g	Banco Santander Chile	3.750	09/22/15	943,755
1,635,000		BanColombia S.A.	5.950	06/03/21	1,731,056
2,710,000		Bank of America Corp	4.875	01/15/13	2,770,417
2,100,000		Bank of America Corp	3.750	07/12/16	2,110,464
1,690,000		Bank of America Corp	5.300	03/15/17	1,763,633
1,125,000		Bank of America Corp	6.000	09/01/17	1,225,305
1,160,000		Bank of America Corp	5.750	12/01/17	1,244,092
2,150,000		Bank of America Corp	5.875	02/07/42	2,138,411
845,000		Bank of New York Mellon Corp	4.300	05/15/14	904,870
1,250,000		Bank of New York Mellon Corp	1.200	02/20/15	1,251,508
2,500,000		Bank of New York Mellon Corp	2.300	07/28/16	2,562,990
580,000		Bank of New York Mellon Corp	5.450	05/15/19	670,482
2,800,000	g	Bank of Nova Scotia	1.450	07/26/13	2,831,231
14,800,000	g	Bank of Nova Scotia	2.150	08/03/16	15,184,578
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,001,630
615,000		Barclays Bank plc	5.200	07/10/14	651,794
845,000		BB&T Corp	3.850	07/27/27	853,957
1,950,000	g	BBVA Bancomer S.A.	4.500	03/10/16	2,008,500
890,000		Capital One Bank USA NA	8.800	07/15/19	1,088,193
730,000		Capital One Capital V	8.875	05/15/40	734,906
600,000		Capital One Financial Corp	3.150	07/15/16	613,957
1,000,000		Citigroup, Inc	6.000	12/13/13	1,059,497
1,615,000		Citigroup, Inc	5.000	09/15/14	1,672,541
1,050,000		Citigroup, Inc	4.750	05/19/15	1,105,480
800,000		Citigroup, Inc	3.953	06/15/16	822,123
4,100,000		Citigroup, Inc	4.450	01/10/17	4,294,775
730,000		Citigroup, Inc	6.125	05/15/18	818,320

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,700,000		Citigroup, Inc	4.500%	01/14/22	$1,706,655
1,125,000		Citigroup, Inc	6.875	03/05/38	1,298,924
565,000		Citigroup, Inc	8.125	07/15/39	732,234
1,350,000		Citigroup, Inc	5.875	01/30/42	1,398,785
10,335,000	g	Depfa ACS Bank	5.125	03/16/37	7,422,256
600,000		Deutsche Bank AG	3.875	08/18/14	626,951
2,000,000		Deutsche Bank AG	3.250	01/11/16	2,051,992
935,000		Discover Bank	7.000	04/15/20	1,072,871
185,000		Golden West Financial Corp	4.750	10/01/12	188,831
2,835,000	g	HSBC Bank plc	3.500	06/28/15	2,960,554
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,348,414
225,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	216,584
1,700,000		HSBC Holdings plc	4.000	03/30/22	1,685,074
675,000		HSBC Holdings plc	6.500	09/15/37	757,542
1,335,000	g	ICICI Bank Ltd	5.500	03/25/15	1,386,977
1,500,000	g	ICICI Bank Ltd	4.750	11/25/16	1,492,392
660,000		JP Morgan Chase Capital XXV	6.800	10/01/37	663,696
895,000		JPMorgan Chase & Co	5.125	09/15/14	959,065
2,000,000		JPMorgan Chase & Co	4.350	08/15/21	2,043,468
4,100,000		JPMorgan Chase & Co	4.500	01/24/22	4,265,390
925,000		JPMorgan Chase & Co	5.500	10/15/40	998,870
470,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	459,681
1,850,000		Northern Trust Corp	4.625	05/01/14	1,990,226
1,255,000		PNC Funding Corp	5.125	02/08/20	1,421,561
700,000		PNC Funding Corp	3.300	03/08/22	692,502
1,410,000		Rabobank Nederland NV	2.125	10/13/15	1,419,515
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,060,450
1,300,000	g	Shinhan Bank	4.125	10/04/16	1,344,573
670,000	g	Shinhan Bank	4.375	07/27/17	706,020
1,000,000	g,i	Standard Chartered plc	6.409	12/30/49	950,056
925,000		State Street Corp	4.300	05/30/14	991,404
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	583,082
2,970,000	g	Toronto-Dominion Bank	2.200	07/29/15	3,071,283
310,000		Toronto-Dominion Bank	2.500	07/14/16	319,772
5,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	5,018,845
945,000		Union Bank of California NA	5.950	05/11/16	1,031,901
285,000		USB Capital XIII Trust	6.625	12/15/39	287,679
971,000		Wachovia Bank NA	4.800	11/01/14	1,040,714
1,490,000		Wachovia Bank NA	5.850	02/01/37	1,634,418
2,575,000		Wells Fargo & Co	2.625	12/15/16	2,632,814
3,230,000		Wells Fargo Bank NA	4.750	02/09/15	3,464,727
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,220,407

		TOTAL BANKS			133,607,529

CAPITAL GOODS - 0.7%
220,000		Black & Decker Corp	8.950	04/15/14	252,283
750,000		CRH America, Inc	4.125	01/15/16	760,533
415,000		General Electric Co	5.250	12/06/17	479,933
375,000		Harsco Corp	5.125	09/15/13	395,340
468,000		Huntington Ingalls Industries, Inc	6.875	03/15/18	496,080
1,291,000	g	Myriad International Holding BV	6.375	07/28/17	1,413,645
3,500,000		Seagate HDD Cayman	7.750	12/15/18	3,832,500

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,468,000	g	Sealed Air Corp	8.125%	09/15/19	$1,620,305
1,468,000	g	Sealed Air Corp	8.375	09/15/21	1,649,665
2,700,000		Tomkins LLC	9.000	10/01/18	2,990,250
605,000		Tyco International Finance S.A.	6.000	11/15/13	652,406
345,000		Tyco International Finance S.A.	4.125	10/15/14	368,934

		TOTAL CAPITAL GOODS			14,911,874

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
745,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	774,171
1,495,000		Republic Services, Inc	3.800	05/15/18	1,605,226
845,000		Republic Services, Inc	6.200	03/01/40	1,007,731
1,500,000		Waste Management, Inc	2.600	09/01/16	1,537,014
1,585,000		Waste Management, Inc	6.125	11/30/39	1,928,801

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			6,852,943

CONSUMER DURABLES & APPAREL - 0.3%
550,000	g	Grupo Aval Ltd	5.250	02/01/17	570,625
2,870,000		Hanesbrands, Inc	6.375	12/15/20	2,948,925
1,670,000		Phillips-Van Heusen Corp	7.375	05/15/20	1,841,175
810,000		Whirlpool Corp	8.000	05/01/12	814,120

		TOTAL CONSUMER DURABLES & APPAREL			6,174,845

CONSUMER SERVICES - 0.3%
1,775,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,805,816
1,250,000	g	SABMiller Holdings, Inc	4.950	01/15/42	1,295,033
2,800,000		Walt Disney Co	1.125	02/15/17	2,767,556

		TOTAL CONSUMER SERVICES			5,868,405

DIVERSIFIED FINANCIALS - 4.8%
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,755,378
1,370,000		American Express Co	8.125	05/20/19	1,790,991
1,000,000		American Express Credit Corp	2.800	09/19/16	1,027,401
1,425,000	g	Banco Mercantil del Norte S.A.	4.375	07/19/15	1,474,875
1,490,000	g	Bangkok Bank PCL	4.800	10/18/20	1,498,477
1,925,000		Berkshire Hathaway, Inc	1.900	01/31/17	1,947,024
1,125,000		BlackRock, Inc	3.500	12/10/14	1,204,599
1,400,000		BlackRock, Inc	4.250	05/24/21	1,502,089
1,500,000		Credit Suisse	5.000	05/15/13	1,557,448
1,420,000		Credit Suisse	5.500	05/01/14	1,522,663
1,125,000		Credit Suisse	4.375	08/05/20	1,169,330
1,185,000		Eaton Vance Corp	6.500	10/02/17	1,349,109
2,400,000		Ford Motor Credit Co LLC	4.250	02/03/17	2,425,795
1,675,000		Ford Motor Credit Co LLC	5.875	08/02/21	1,806,638
123,357		General Electric Capital Corp	6.000	06/15/12	124,700
465,000		General Electric Capital Corp	2.800	01/08/13	472,892
3,865,000		General Electric Capital Corp	1.875	09/16/13	3,926,009
2,765,000		General Electric Capital Corp	5.500	06/04/14	3,007,413
4,000,000		General Electric Capital Corp	5.300	02/11/21	4,332,132
2,325,000		General Electric Capital Corp	4.650	10/17/21	2,474,544
810,000		General Electric Capital Corp	6.875	01/10/39	1,000,301
990,000		Goldman Sachs Group, Inc	5.450	11/01/12	1,012,558
50,000		Goldman Sachs Group, Inc	4.750	07/15/13	51,762

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,915,000		Goldman Sachs Group, Inc	3.625%	02/07/16	$3,913,888
1,025,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,171,098
8,275,000		Goldman Sachs Group, Inc	5.750	01/24/22	8,512,824
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	130,625
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	327,319
1,500,000		Goldman Sachs Group, Inc	6.250	02/01/41	1,481,477
123,357		HSBC Finance Corp	7.000	05/15/12	124,248
3,875,000		HSBC Finance Corp	4.750	07/15/13	4,017,565
448,000	g	Hyundai Capital America	3.750	04/06/16	458,685
600,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	627,631
400,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	400,939
575,000	g	International Lease Finance Corp	6.500	09/01/14	607,344
1,400,000	g	Inversiones CMPC S.A.	4.750	01/19/18	1,466,853
400,000		Jefferies Group, Inc	6.250	01/15/36	361,000
2,000,000		John Deere Capital Corp	1.400	03/15/17	1,985,562
2,900,000		John Deere Capital Corp	2.750	03/15/22	2,848,267
515,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	521,079
1,975,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,302,785
1,500,000		Lloyds TSB Bank plc	4.200	03/28/17	1,511,265
1,000,000	g	Lukoil International Finance BV	6.125	11/09/20	1,060,000
1,500,000	g	Majapahit Holding BV	7.750	01/20/20	1,807,500
802,000		MBNA Corp	6.125	03/01/13	829,975
1,235,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,269,909
1,565,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,706,687
1,175,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,306,246
3,000,000		Morgan Stanley	2.875	01/24/14	2,993,484
2,125,000		Morgan Stanley	6.000	05/13/14	2,224,125
655,000		Morgan Stanley	6.000	04/28/15	685,577
1,695,000		Morgan Stanley	5.450	01/09/17	1,731,014
4,650,000		Morgan Stanley	4.750	03/22/17	4,651,548
720,000		Morgan Stanley	5.950	12/28/17	741,306
1,090,000		Morgan Stanley	7.300	05/13/19	1,173,017
555,000		Morgan Stanley	5.625	09/23/19	548,573
630,000		NASDAQ OMX Group, Inc	4.000	01/15/15	652,857
445,000		NASDAQ OMX Group, Inc	5.550	01/15/20	456,551
880,000		National Rural Utilities Cooperative Finance Corp	2.625	09/16/12	888,318
1,065,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	1,129,064
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	819,435
750,000	g	Odebrecht Finance Ltd	6.000	04/05/23	779,475
675,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	689,628
1,250,000		Toyota Motor Credit Corp	2.050	01/12/17	1,268,693
1,400,000	g	UBS AG.	1.875	01/23/15	1,410,154
1,975,000		UBS AG.	4.875	08/04/20	2,052,598
425,000		Waha Aerospace BV	3.925	07/28/20	440,215
786,250	g	Waha Aerospace BV	3.925	07/28/20	814,398

		TOTAL DIVERSIFIED FINANCIALS			105,334,929

ENERGY - 3.9%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,469,944
365,000		Anadarko Petroleum Corp	6.950	06/15/19	445,572
625,000		Anadarko Petroleum Corp	6.450	09/15/36	723,501
400,000	g	Baker Hughes, Inc	3.200	08/15/21	402,636

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,715,000		Bill Barrett Corp	7.625%	10/01/19	$1,740,725
5,400,000		BP Capital Markets plc	3.200	03/11/16	5,721,494
468,000		Chesapeake Energy Corp	6.625	08/15/20	476,190
1,400,000		Chesapeake Energy Corp	6.875	11/15/20	1,445,500
1,540,000	h	Cimarex Energy Co	5.875	05/01/22	1,570,800
1,500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,530,000
1,400,000		ConocoPhillips	4.600	01/15/15	1,543,704
1,140,000		ConocoPhillips	6.500	02/01/39	1,514,052
500,000		Devon Energy Corp	5.600	07/15/41	562,606
1,268,565		Dolphin Energy Ltd	5.888	06/15/19	1,373,221
550,000	g	Dolphin Energy Ltd	5.500	12/15/21	579,563
990,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	1,131,243
855,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	885,958
480,000		Enbridge Energy Partners LP	5.200	03/15/20	532,731
235,000		EnCana Corp	6.625	08/15/37	255,840
875,000		Enterprise Products Operating LLC	4.600	08/01/12	886,606
335,000		Enterprise Products Operating LLC	5.600	10/15/14	369,966
170,000		Enterprise Products Operating LLC	5.000	03/01/15	186,532
710,000		Enterprise Products Operating LLC	6.500	01/31/19	842,588
615,000		Enterprise Products Operating LLC	6.125	10/15/39	692,584
705,000		Enterprise Products Operating LLC	5.950	02/01/41	785,399
300,000		Enterprise Products Operating LLC	5.700	02/15/42	324,373
810,000		EOG Resources, Inc	4.100	02/01/21	876,776
1,450,000	g	Gaz Capital S.A.	5.092	11/29/15	1,518,875
465,000		Hess Corp	8.125	02/15/19	600,513
1,295,000		Hess Corp	5.600	02/15/41	1,408,139
800,000	g,h	Korea National Oil Corp	3.125	04/03/17	798,274
1,200,000		Marathon Petroleum Corp	3.500	03/01/16	1,250,222
1,000,000		Marathon Petroleum Corp	5.125	03/01/21	1,087,640
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,257,000
500,000		Noble Holding International Ltd	3.450	08/01/15	526,403
1,320,000		Noble Holding International Ltd	4.900	08/01/20	1,410,287
1,800,000		Noble Holding International Ltd	3.950	03/15/22	1,798,672
1,580,000	g	Novatek Finance Ltd	6.604	02/03/21	1,746,295
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	410,625
400,000		Pemex Project Funding Master Trust	6.625	06/15/35	456,000
250,000		Pemex Project Funding Master Trust	6.625	06/15/38	285,000
1,500,000	g	Pertamina PT	5.250	05/23/21	1,578,750
1,640,000		Petrobras International Finance Co	3.875	01/27/16	1,726,269
1,210,000		Petrobras International Finance Co	7.875	03/15/19	1,492,904
1,048,000		Petrobras International Finance Co	6.875	01/20/40	1,231,265
1,800,000		Petrobras International Finance Co-Pifco	3.500	02/06/17	1,844,944
925,000		Petroleos Mexicanos	4.875	03/15/15	1,001,313
170,000		Petroleos Mexicanos	8.000	05/03/19	215,050
925,000		Petroleos Mexicanos	6.000	03/05/20	1,053,112
735,000		Petroleos Mexicanos	5.500	01/21/21	810,337
1,000,000	g	Petroleos Mexicanos	4.875	01/24/22	1,050,000
1,315,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	1,621,395
1,425,000	g	Petronas Capital Ltd	5.250	08/12/19	1,588,554
1,400,000	g	Phillips 66	1.950	03/05/15	1,409,684
1,200,000	g	Phillips 66	4.300	04/01/22	1,220,639
2,525,000		Plains All American Pipeline LP	3.650	06/01/22	2,478,866

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$625,000	g	Precision Drilling Corp	6.500%	12/15/21	$653,125
1,057,440		Ras Laffan Liquefied Natural Gas Co Ltd	5.298	09/30/20	1,131,461
2,830,000	g	Reliance Holdings USA	4.500	10/19/20	2,729,113
1,870,000	g	SandRidge Energy, Inc	8.000	06/01/18	1,907,400
2,650,000	g	Schlumberger Investment S.A.	3.300	09/14/21	2,684,821
415,000		Statoil ASA	2.900	10/15/14	437,131
2,000,000		Total Capital International S.A.	1.500	02/17/17	1,946,348
150,000		TransCanada Pipelines Ltd	4.000	06/15/13	155,967
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,294,946
660,000		TransCanada Pipelines Ltd	5.850	03/15/36	779,722
235,000		Vale Overseas Ltd	6.250	01/23/17	270,820
450,000	h	Vale Overseas Ltd	4.375	01/11/22	452,001
480,000		Vale Overseas Ltd	6.875	11/21/36	556,723
970,000		Vale Overseas Ltd	6.875	11/10/39	1,133,076
515,000		Valero Energy Corp	4.500	02/01/15	553,032
1,500,000	g	WPX Energy, Inc	6.000	01/15/22	1,500,000

		TOTAL ENERGY			82,932,817

FOOD & STAPLES RETAILING - 0.2%
500,000		CVS Caremark Corp	3.250	05/18/15	529,953
1,750,000		CVS Caremark Corp	5.750	06/01/17	2,065,175
120,000		CVS Caremark Corp	6.600	03/15/19	148,025
580,000		Delhaize Group S.A.	5.875	02/01/14	623,665
565,000		Delhaize Group S.A.	6.500	06/15/17	652,944
335,000		Kroger Co	6.200	06/15/12	338,560
190,000		Kroger Co	5.000	04/15/13	198,017
250,000		Kroger Co	2.200	01/15/17	253,960

		TOTAL FOOD & STAPLES RETAILING			4,810,299

FOOD, BEVERAGE & TOBACCO - 1.0%
2,500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	2,637,040
1,990,000		Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	2,338,640
1,005,000		Bottling Group LLC	6.950	03/15/14	1,126,724
1,000,000		Coca-Cola Co	0.750	03/13/15	997,216
665,000	g	Corp Lindley S.A.	6.750	11/23/21	708,225
650,000		General Mills, Inc	5.200	03/17/15	723,276
1,925,000	g	Grupo Bimbo SAB de C.V.	4.875	06/30/20	2,018,963
455,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	463,362
1,250,000		HJ Heinz Co	1.500	03/01/17	1,241,073
45,357		Kraft Foods, Inc	6.250	06/01/12	45,748
505,000		Kraft Foods, Inc	6.125	02/01/18	606,004
1,450,000		Kraft Foods, Inc	5.375	02/10/20	1,676,262
1,060,000		Kraft Foods, Inc	6.500	02/09/40	1,304,365
105,000		PepsiAmericas, Inc	4.375	02/15/14	111,650
78,000		PepsiCo, Inc	7.900	11/01/18	104,838
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	518,313
1,125,000	g	Pernod-Ricard S.A.	4.450	01/15/22	1,141,167
150,000	g	Pernod-Ricard S.A.	5.500	01/15/42	150,797
565,000		Philip Morris International, Inc	4.875	05/16/13	592,566
1,110,000		Philip Morris International, Inc	6.875	03/17/14	1,244,599
200,000		Philip Morris International, Inc	6.375	05/16/38	248,573
1,050,000	g	Post Holdings, Inc	7.375	02/15/22	1,099,875

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,400,000		TreeHouse Foods, Inc	7.750%	03/01/18	$1,517,250

		TOTAL FOOD, BEVERAGE & TOBACCO			22,616,526

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
600,000		Becton Dickinson and Co	1.750	11/08/16	607,114
630,000		Boston Scientific Corp	4.500	01/15/15	675,810
1,004,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	1,071,770
3,821,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	3,954,735
1,000,000	g	Fresenius Medical Care II	5.625	07/31/19	1,030,000
1,130,000	g	Fresenius Medical Care US Finance, Inc	6.500	09/15/18	1,231,700
3,600,000		HCA, Inc	6.500	02/15/20	3,780,000
1,403,000		HCA, Inc	7.875	02/15/20	1,541,546
572,000		McKesson Corp	3.250	03/01/16	612,737
395,000		Medtronic, Inc	4.750	09/15/15	442,126
765,000		Quest Diagnostics, Inc	6.400	07/01/17	899,497
960,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	968,054

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			16,815,089

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
1,000,000		Clorox Co	3.800	11/15/21	1,010,584
750,000		Ecolab, Inc	4.350	12/08/21	795,087
1,950,000		Procter & Gamble Co	2.300	02/06/22	1,884,938

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,690,609

INSURANCE - 1.5%
565,000		ACE INA Holdings, Inc	5.875	06/15/14	622,384
310,000		Aetna, Inc	6.500	09/15/18	381,705
285,000		Aetna, Inc	6.625	06/15/36	355,007
775,000		Allstate Corp	7.450	05/16/19	971,996
875,000		American Financial Group, Inc	9.875	06/15/19	1,069,649
2,850,000		American International Group, Inc	3.650	01/15/14	2,902,756
500,000		Chubb Corp	6.000	05/11/37	608,407
235,000		CIGNA Corp	5.125	06/15/20	258,864
2,000,000		CIGNA Corp	4.500	03/15/21	2,110,282
1,125,000		Hartford Financial Services Group, Inc	4.000	03/30/15	1,163,251
1,125,000		Hartford Financial Services Group, Inc	5.500	03/30/20	1,202,280
565,000		Hartford Financial Services Group, Inc	6.625	03/30/40	583,475
1,275,000		Lincoln National Corp	7.000	06/15/40	1,497,378
3,000,000		Markel Corp	5.350	06/01/21	3,128,145
170,000		Metlife, Inc	5.000	06/15/15	188,020
1,125,000		Metlife, Inc	6.750	06/01/16	1,336,571
1,655,000		Metlife, Inc	5.700	06/15/35	1,925,074
1,125,000	g	Principal Life Global Funding I	5.125	10/15/13	1,178,109
1,500,000		Progressive Corp	3.750	08/23/21	1,596,711
750,000		Prudential Financial, Inc	3.875	01/14/15	789,752
630,000		Prudential Financial, Inc	7.375	06/15/19	778,754
950,000		Prudential Financial, Inc	6.200	11/15/40	1,068,606
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,277,927
615,000		Travelers Cos, Inc	5.800	05/15/18	742,867
170,000		Travelers Cos, Inc	5.900	06/02/19	205,840
270,000		Unum Group	5.625	09/15/20	285,754
500,000		WellPoint, Inc	5.875	06/15/17	583,815

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$435,000		WellPoint, Inc	5.850%	01/15/36	$503,190
3,350,000		Willis Group Holdings plc	4.125	03/15/16	3,405,231
410,000		WR Berkley Corp	5.375	09/15/20	430,617

		TOTAL INSURANCE			33,152,417

MATERIALS - 1.9%
170,000		Airgas, Inc	4.500	09/15/14	182,089
1,410,000	g	Anglo American Capital plc	2.150	09/27/13	1,422,789
1,050,000	g,h	Anglo American Capital plc	2.625	04/03/17	1,051,124
1,505,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	1,549,145
310,000		ArcelorMittal	3.750	08/05/15	314,892
750,000		ArcelorMittal	4.500	02/25/17	752,194
275,000		ArcelorMittal	9.850	06/01/19	330,902
1,525,000		ArcelorMittal	6.250	02/25/22	1,541,926
468,000		Ball Corp	6.750	09/15/20	512,460
1,750,000	g	Barrick Gold Corp	3.850	04/01/22	1,740,277
1,850,000		Barrick North America Finance LLC	4.400	05/30/21	1,950,011
2,147,000	g	Braskem Finance Ltd	5.750	04/15/21	2,247,480
2,000,000		CF Industries, Inc	6.875	05/01/18	2,307,500
1,500,000		Cliffs Natural Resources, Inc	6.250	10/01/40	1,592,890
1,475,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	1,511,130
1,650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,685,110
468,000		Crown Americas LLC	6.250	02/01/21	503,100
1,000,000		Domtar Corp	4.400	04/01/22	988,178
1,094,000		Dow Chemical Co	4.125	11/15/21	1,125,447
335,000		Eastman Chemical Co	5.500	11/15/19	372,378
2,500,000		Freeport-McMoRan Copper & Gold, Inc	1.400	02/13/15	2,490,515
750,000		Freeport-McMoRan Copper & Gold, Inc	3.550	03/01/22	720,314
468,000		Graphic Packaging International, Inc	9.500	06/15/17	519,480
530,000		International Paper Co	7.300	11/15/39	645,250
900,000		International Paper Co	6.000	11/15/41	976,924
1,000,000	g,h	LyondellBasell Industries NV	5.000	04/15/19	1,000,000
1,750,000	g	LyondellBasell Industries NV	6.000	11/15/21	1,837,500
175,000		Martin Marietta Materials, Inc	6.600	04/15/18	190,531
1,500,000		Newmont Mining Corp	3.500	03/15/22	1,445,117
750,000		Newmont Mining Corp	4.875	03/15/42	697,811
2,000,000		Praxair, Inc	2.450	02/15/22	1,923,558
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	514,113
1,305,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	1,418,131
1,870,000		Solutia, Inc	7.875	03/15/20	2,192,575
2,300,000		Teck Resources Ltd	10.250	05/15/16	2,633,730
275,000		Teck Resources Ltd	6.000	08/15/40	289,590
750,000	g	Xstrata Canada Financial Corp	4.950	11/15/21	785,733

		TOTAL MATERIALS			43,961,894

MEDIA - 1.8%
2,000,000		AMC Entertainment, Inc	8.750	06/01/19	2,095,000
705,000		CBS Corp	4.300	02/15/21	738,975
3,960,000		CCO Holdings LLC	6.625	01/31/22	4,108,500
44,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	47,179
1,150,000	g	DIRECTV Holdings LLC	2.400	03/15/17	1,139,795
3,000,000	g	DIRECTV Holdings LLC	3.800	03/15/22	2,958,816

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,500,000	g	DIRECTV Holdings LLC	5.150%	03/15/42	$2,435,460
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,090,000
4,650,000		Lamar Media Corp	9.750	04/01/14	5,231,250
2,000,000		Lamar Media Corp	7.875	04/15/18	2,187,500
775,000		NBC Universal Media LLC	5.150	04/30/20	877,149
695,000		News America, Inc	7.250	05/18/18	840,792
110,000		News America, Inc	7.625	11/30/28	126,837
85,000		News America, Inc	6.550	03/15/33	93,292
600,000		News America, Inc	6.200	12/15/34	665,413
730,000		News America, Inc	6.650	11/15/37	850,914
600,000		News America, Inc	6.900	08/15/39	711,064
965,000		Nielsen Finance LLC	7.750	10/15/18	1,063,912
990,000		Time Warner Cable, Inc	8.750	02/14/19	1,290,569
2,075,000		Time Warner Cable, Inc	8.250	04/01/19	2,653,722
357		Time Warner, Inc	6.875	05/01/12	359
960,000		Time Warner, Inc	3.150	07/15/15	1,016,654
4,000,000		Time Warner, Inc	4.700	01/15/21	4,370,096
565,000		Time Warner, Inc	6.500	11/15/36	655,603
2,450,000		Viacom, Inc	1.250	02/27/15	2,447,491
1,585,000		Viacom, Inc	2.500	12/15/16	1,622,344

		TOTAL MEDIA			41,318,686

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
680,000		Abbott Laboratories	5.300	05/27/40	786,308
1,200,000	g	Aristotle Holding, Inc	2.100	02/12/15	1,214,789
1,775,000	g	Aristotle Holding, Inc	3.900	02/15/22	1,794,074
480,000		Life Technologies Corp	3.500	01/15/16	498,574
1,450,000		Mead Johnson Nutrition Co	5.900	11/01/39	1,681,823
1,403,000	g	Mylan, Inc	7.875	07/15/20	1,564,345
2,180,000		Novartis Capital Corp	2.900	04/24/15	2,322,956

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			9,862,869

REAL ESTATE - 0.9%
220,000		AMB Property LP	7.625	08/15/14	244,758
345,000		AMB Property LP	4.500	08/15/17	355,389
235,000		Brandywine Operating Partnership LP	7.500	05/15/15	261,346
2,500,000		Brandywine Operating Partnership LP	4.950	04/15/18	2,549,280
630,000		Camden Property Trust	4.625	06/15/21	647,542
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,071,836
40,000		Federal Realty Investment Trust	5.650	06/01/16	44,077
75,000		Federal Realty Investment Trust	5.900	04/01/20	83,000
2,175,000		Health Care REIT, Inc	3.625	03/15/16	2,207,216
250,000	h	Health Care REIT, Inc	4.125	04/01/19	248,008
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	511,781
2,250,000		Highwoods Properties, Inc	5.850	03/15/17	2,391,309
2,068,000		Host Hotels & Resorts LP	5.875	06/15/19	2,179,155
290,000		Kilroy Realty Corp	5.000	11/03/15	308,976
105,000		Kimco Realty Corp	5.700	05/01/17	115,029
650,000		National Retail Properties, Inc	5.500	07/15/21	676,820
55,000		Nationwide Health Properties, Inc	6.250	02/01/13	56,946
350,000		Regency Centers LP	5.250	08/01/15	376,961
40,000		Regency Centers LP	5.875	06/15/17	44,734

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$105,000		Simon Property Group LP	5.250%	12/01/16	$118,745
2,075,000		Simon Property Group LP	2.800	01/30/17	2,124,651
470,000		Simon Property Group LP	10.350	04/01/19	647,415
1,000,000		Simon Property Group LP	3.375	03/15/22	964,406
650,000	g,i	USB Realty Corp	1.719	12/30/49	493,064
340,000		Ventas Realty LP	3.125	11/30/15	348,835
350,000		Ventas Realty LP	4.250	03/01/22	340,095
705,000		Washington Real Estate Investment Trust	4.950	10/01/20	736,392

		TOTAL REAL ESTATE			21,147,766

RETAILING - 0.7%
1,870,000		AmeriGas Partners LP	6.250	08/20/19	1,867,663
1,667,000		AutoNation, Inc	5.500	02/01/20	1,692,005
1,868,000		Limited Brands, Inc	6.625	04/01/21	2,024,445
1,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	1,147,551
1,225,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	1,228,571
400,000		Nordstrom, Inc	4.000	10/15/21	425,593
660,000		O’Reilly Automotive, Inc	4.625	09/15/21	695,757
2,340,000	g	QVC Inc	7.375	10/15/20	2,574,000
2,400,000	g	QVC, Inc	7.500	10/01/19	2,634,000
600,000		Staples, Inc	9.750	01/15/14	681,725
1,250,000		Target Corp	2.900	01/15/22	1,235,463
705,000		Wal-Mart Stores, Inc	5.000	10/25/40	780,365

		TOTAL RETAILING			16,987,138

SOFTWARE & SERVICES - 0.4%
4,000,000		International Business Machines Corp	0.550	02/06/15	3,979,132
2,375,000		International Business Machines Corp	1.250	02/06/17	2,355,952
630,000		Oracle Corp	3.750	07/08/14	674,085
2,000,000		SunGard Data Systems, Inc	7.375	11/15/18	2,125,000

		TOTAL SOFTWARE & SERVICES			9,134,169

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
1,125,000		Amphenol Corp	4.750	11/15/14	1,222,049
1,870,000		Brocade Communications Systems, Inc	6.875	01/15/20	2,061,675
650,000		Hewlett-Packard Co	4.750	06/02/14	695,348
1,868,000		Jabil Circuit, Inc	5.625	12/15/20	1,961,400
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,239,612
1,900,000		Scientific Games Corp	8.125	09/15/18	2,068,625
468,000		Scientific Games Corp	9.250	06/15/19	518,310
450,000		Xerox Corp	8.250	05/15/14	508,135
825,000		Xerox Corp	2.950	03/15/17	833,644

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			11,108,798

TELECOMMUNICATION SERVICES - 2.1%
1,030,000		America Movil SAB de C.V.	5.000	03/30/20	1,145,356
2,250,000		American Tower Corp	4.700	03/15/22	2,268,083
2,635,000		AT&T, Inc	2.500	08/15/15	2,742,619
6,000,000		AT&T, Inc	2.950	05/15/16	6,340,356
620,000		AT&T, Inc	6.150	09/15/34	715,239
1,700,000		AT&T, Inc	6.300	01/15/38	1,998,000
1,500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	1,581,876

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,235,000		BellSouth Corp	5.200%	09/15/14	$1,359,195
120,000		BellSouth Corp	6.875	10/15/31	144,584
275,000		BellSouth Corp	6.550	06/15/34	313,920
2,260,000		Cellco Partnership	8.500	11/15/18	3,103,032
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	247,441
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	865,915
875,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	826,602
1,550,000	g	Oi S.A.	5.750	02/10/22	1,594,563
1,270,000	g	Qtel International Finance	4.750	02/16/21	1,312,926
240,000		Sprint Nextel Corp	6.000	12/01/16	214,200
680,000		Telecom Italia Capital S.A.	6.175	06/18/14	715,700
660,000		Telecom Italia Capital S.A.	6.999	06/04/18	702,900
1,945,000		Telecom Italia Capital S.A.	7.175	06/18/19	2,071,425
2,500,000		Telefonica Emisiones SAU	3.992	02/16/16	2,488,393
1,415,000	g	Telefonica Moviles Chile S.A.	2.875	11/09/15	1,413,872
925,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	1,047,809
2,045,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	2,102,260
760,000		Verizon Communications, Inc	5.250	04/15/13	796,769
1,110,000		Verizon Communications, Inc	6.100	04/15/18	1,336,394
425,000		Verizon Communications, Inc	8.750	11/01/18	576,736
430,000		Verizon Communications, Inc	8.950	03/01/39	664,483
445,000		Verizon New England, Inc	4.750	10/01/13	468,095
335,000		Verizon Virginia, Inc	4.625	03/15/13	347,599
1,300,000	g	Vimpelcom Holdings	6.255	03/01/17	1,294,228
1,500,000	g	Vimpelcom Holdings	7.504	03/01/22	1,455,000
828,000		Virgin Media Finance plc	9.500	08/15/16	933,570
250,000		Virgin Media Finance plc	5.250	02/15/22	247,813
1,000,000		Virgin Media Secured Finance plc	5.250	01/15/21	1,075,009

		TOTAL TELECOMMUNICATION SERVICES			46,511,962

TRANSPORTATION - 0.8%
1,635,000	g	Asciano Finance	5.000	04/07/18	1,688,736
1,500,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	1,523,943
1,500,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	1,474,886
1,400,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	1,460,407
1,000,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	945,391
1,000,000	g	DP World Ltd	6.850	07/02/37	965,000
335,000		Embraer Overseas Ltd	6.375	01/15/20	368,935
1,000,000		Hertz Corp	7.500	10/15/18	1,061,250
1,390,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	1,539,425
415,000		Norfolk Southern Corp	5.750	04/01/18	490,327
1,100,000		Norfolk Southern Corp	3.000	04/01/22	1,081,473
838,000		Norfolk Southern Corp	5.590	05/17/25	985,342
1,275,000	g	TAM Capital 3, Inc	8.375	06/03/21	1,341,937
1,900,000	g	Transnet Ltd	4.500	02/10/16	1,966,726
148,000		Union Pacific Corp	4.163	07/15/22	159,907
1,525,000		Union Pacific Corp	4.750	09/15/41	1,555,697

		TOTAL TRANSPORTATION			18,609,382

UTILITIES - 3.7%
1,000,000	g	Abu Dhabi National Energy Co	6.250	09/16/19	1,105,000
726,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	773,190

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,385,000	g	AES Corp	7.375%	07/01/21	$1,530,425
610,000	g	AES Gener S.A.	5.250	08/15/21	643,550
730,000		AGL Capital Corp	5.250	08/15/19	826,538
1,285,000		Alliant Energy Corp	4.000	10/15/14	1,358,618
775,000		Atmos Energy Corp	8.500	03/15/19	1,013,908
2,805,000	g	Calpine Corp	7.500	02/15/21	2,994,337
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,781,313
225,000		Carolina Power & Light Co	5.700	04/01/35	265,478
335,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	371,693
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	169,461
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	756,654
1,350,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	1,477,575
2,000,000	g,h	CEZ AS.	4.250	04/03/22	1,989,100
820,000	g,h	CEZ AS.	5.625	04/03/42	818,663
550,000	g,h	China Resources Gas Group Ltd	4.500	04/05/22	540,528
1,300,000	g	Colbun S.A.	6.000	01/21/20	1,381,427
675,000	g	Comision Federal de Electricidad	5.750	02/14/42	674,325
3,550,000	g	Comision Federal Electricidad	4.875	05/26/21	3,763,000
1,850,000		Commonwealth Edison Co	4.000	08/01/20	1,996,938
395,000		Commonwealth Edison Co	5.900	03/15/36	479,298
415,000		Connecticut Light & Power Co	5.500	02/01/19	486,461
275,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	309,779
640,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	780,383
225,000		Consolidated Natural Gas Co	5.000	12/01/14	247,127
650,000		Dominion Resources, Inc	4.900	08/01/41	681,934
1,160,000		Duke Energy Carolinas LLC	5.750	11/15/13	1,253,288
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	290,034
2,000,000		Duke Energy Corp	3.950	09/15/14	2,140,864
335,000		Florida Power Corp	6.400	06/15/38	435,863
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,444,480
630,000		Indiana Michigan Power Co	7.000	03/15/19	771,982
765,000	g	Instituto Costarricense de Electricidad	6.950	11/10/21	803,250
555,000		Integrys Energy Group, Inc	4.170	11/01/20	577,400
1,150,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,185,517
195,000	g	Kansas Gas & Electric	6.700	06/15/19	241,126
125,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	127,586
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,053,333
775,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	992,729
1,955,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,990,067
1,710,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	1,772,480
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,012,844
1,160,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,354,716
185,000		National Fuel Gas Co	5.250	03/01/13	191,599
630,000		Nevada Power Co	6.500	08/01/18	775,642
1,335,000		NiSource Finance Corp	5.400	07/15/14	1,451,646
1,975,000		Northern States Power Co	5.350	11/01/39	2,346,353
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	185,622
1,000,000	g	Oncor Electric Delivery Co LLC	4.550	12/01/41	903,176
445,000		ONEOK Partners LP	5.900	04/01/12	445,000
695,000		Pacific Gas & Electric Co	8.250	10/15/18	920,013
500,000		PacifiCorp	6.000	01/15/39	617,543
885,000		Pepco Holdings, Inc	2.700	10/01/15	901,109

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,700,000	g	Perusahaan Listrik Negara PT	5.500%	11/22/21	$2,828,250
1,450,000		PG&E Corp	5.750	04/01/14	1,580,119
135,000		Potomac Electric Power Co	7.900	12/15/38	206,095
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,004,250
565,000		Progress Energy, Inc	7.050	03/15/19	698,812
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,998,858
440,000		Public Service Electric & Gas Co	5.300	05/01/18	520,676
1,190,000		Public Service Electric & Gas Co	5.375	11/01/39	1,396,914
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,486,875
468,000		Questar Market Resources, Inc	6.875	03/01/21	517,140
970,000		San Diego Gas & Electric Co	3.950	11/15/41	938,196
630,000		Sempra Energy	6.000	10/15/39	756,517
1,895,000		Southern California Edison Co	3.875	06/01/21	2,063,625
430,000		Veolia Environnement	5.250	06/03/13	448,129
850,000		Virginia Electric and Power Co	4.750	03/01/13	881,221
845,000		Virginia Electric and Power Co	2.950	01/15/22	836,605
480,000		Williams Partners LP	3.800	02/15/15	510,049
850,000		Williams Partners LP	4.000	11/15/21	858,910
940,000		Williams Partners LP	6.300	04/15/40	1,092,743
650,000		Xcel Energy, Inc	4.800	09/15/41	682,395

		TOTAL UTILITIES			79,708,344

		TOTAL CORPORATE BONDS (Cost $704,648,195)			738,447,339

GOVERNMENT BONDS - 52.9%

AGENCY SECURITIES - 4.3%
962,351		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,076,871
6,590,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	6,582,883
1,655,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	1,678,049
2,880,000		Federal Home Loan Bank (FHLB)	1.875	06/21/13	2,936,045
1,655,000		FHLB	5.000	11/17/17	1,982,809
1,320,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/29/13	1,369,544
1,860,000		FHLMC	2.500	04/23/14	1,940,164
5,050,000		FHLMC	5.125	10/18/16	5,921,266
660,000		Federal National Mortgage Association (FNMA)	1.125	07/30/12	662,107
6,585,000		FNMA	2.750	03/13/14	6,899,006
6,585,000		FNMA	2.500	05/15/14	6,879,415
5,603,796		AMAL Ltd	3.465	08/21/21	5,909,595
1,975,000		General Electric Capital Corp	2.125	12/21/12	2,002,024
660,467		Overseas Private Investment Corp	3.420	01/15/15	680,789
4,940,000		Private Export Funding Corp	3.550	04/15/13	5,104,463
3,125,000		Private Export Funding Corp	3.050	10/15/14	3,307,019
5,000,000		Private Export Funding Corp	2.125	07/15/16	5,246,345
8,560,000		Private Export Funding Corp	5.450	09/15/17	10,280,252
1,410,000		Private Export Funding Corp	2.250	12/15/17	1,466,200
3,295,000		Private Export Funding Corp	4.375	03/15/19	3,836,023
9,940,000		Private Export Funding Corp	4.300	12/15/21	11,401,985
1,336,746		Rowan Cos, Inc	3.525	05/01/20	1,424,236
2,707,426		Rowan Cos, Inc	3.158	07/15/21	2,868,680
535,000		Totem Ocean Trailer Express, Inc	4.514	12/18/19	576,232

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,295,000		Western Corporate Federal Credit Union	1.750%	11/02/12	$3,324,368

		TOTAL AGENCY SECURITIES			95,356,370

FOREIGN GOVERNMENT BONDS - 7.0%
3,955,000	g	Bank of Montreal	2.850	06/09/15	4,168,218
4,500,000	g	Bank of Montreal	2.625	01/25/16	4,718,957
750,000	g	Barbados Government International Bond	7.000	08/04/22	757,500
475,000		Brazilian Government International Bond	5.875	01/15/19	568,100
2,579,000		Brazilian Government International Bond	4.875	01/22/21	2,919,428
170,000		Brazilian Government International Bond	7.125	01/20/37	233,325
1,970,000		Brazilian Government International Bond	5.625	01/07/41	2,270,425
1,320,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	1,374,764
12,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	11,889,024
1,975,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	2,065,271
3,000,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	3,160,068
805,000		Chile Government International Bond	3.875	08/05/20	865,375
890,000		Colombia Government International Bond	4.375	07/12/21	967,875
800,000		Colombia Government International Bond	6.125	01/18/41	980,000
1,000,000	g	Croatia Government International Bond	6.375	03/24/21	960,000
1,135,000		Eksportfinans ASA	2.000	09/15/15	1,007,017
1,164,000	g	Eskom Holdings Ltd	5.750	01/26/21	1,222,200
395,000		European Investment Bank	4.875	02/15/36	427,143
3,625,000		Export Development Canada	2.250	05/28/15	3,806,656
279,000		Export-Import Bank of Korea	4.125	09/09/15	292,612
2,000,000		Export-Import Bank of Korea	3.750	10/20/16	2,063,088
1,425,000		Export-Import Bank of Korea	5.125	06/29/20	1,527,366
1,965,000		Export-Import Bank of Korea	4.375	09/15/21	1,981,164
300,000		Federative Republic of Brazil	6.000	01/17/17	355,500
263,333		Federative Republic of Brazil	8.000	01/15/18	314,288
875,000		Hungary Government International Bond	6.375	03/29/21	800,625
2,010,000		Israel Government International Bond	4.000	06/30/22	1,987,824
845,000		Italy Government International Bond	5.375	06/12/17	866,774
355,000		Italy Government International Bond	6.875	09/27/23	372,928
2,000,000		KFW	2.625	01/25/22	1,982,334
1,210,000	g	Korea Housing Finance Corp	3.500	12/15/16	1,232,454
1,000,000	g	Lithuania Government International Bond	5.125	09/14/17	1,040,000
615,000	g	Lithuania Government International Bond	6.625	02/01/22	681,113
3,000,000		Mexico Government International Bond	3.625	03/15/22	3,067,500
500,000		Mexico Government International Bond	6.750	09/27/34	642,500
1,000,000		Mexico Government International Bond	6.050	01/11/40	1,205,000
900,000		Mexico Government International Bond	4.750	03/08/44	882,000
800,000	g	Namibia International Bonds	5.500	11/03/21	838,000
1,500,000	g	National Bank of Canada	1.650	01/30/14	1,526,044
5,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	4,971,705
1,500,000		Panama Government International Bond	5.200	01/30/20	1,719,750
100,000		Peruvian Government International Bond	7.125	03/30/19	127,500
450,000		Peruvian Government International Bond	7.350	07/21/25	614,700
500,000		Philippine Government International Bond	5.000	01/13/37	521,250
1,500,000		Poland Government International Bond	3.875	07/16/15	1,576,050
1,250,000		Poland Government International Bond	6.375	07/15/19	1,453,125
2,833,000		Poland Government International Bond	5.125	04/21/21	3,025,644
250,000		Poland Government International Bond	5.000	03/23/22	263,505

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,945,000		Province of British Columbia Canada	2.850%	06/15/15	$2,069,297
1,320,000		Province of Manitoba Canada	2.125	04/22/13	1,343,257
10,000,000		Province of Manitoba Canada	1.375	04/28/14	10,158,280
4,500,000		Province of New Brunswick Canada	2.750	06/15/18	4,734,621
3,295,000		Province of Nova Scotia Canada	2.375	07/21/15	3,445,255
3,955,000		Province of Ontario Canada	4.100	06/16/14	4,257,225
4,015,000		Province of Ontario Canada	2.950	02/05/15	4,256,434
1,975,000		Province of Ontario Canada	4.000	10/07/19	2,197,820
1,715,000		Province of Quebec Canada	5.125	11/14/16	1,997,104
850,000		Province of Quebec Canada	4.625	05/14/18	987,181
3,955,000		Province of Quebec Canada	3.500	07/29/20	4,250,897
6,000,000		Province of Quebec Canada	2.750	08/25/21	6,023,160
620,000		Province of Quebec Canada	7.500	09/15/29	910,945
1,390,000	g	Qatar Government International Bond	4.500	01/20/22	1,450,882
620,000	g	Qatar Government International Bond	6.400	01/20/40	723,850
700,000	g	Republic of El Salvador	7.750	01/24/23	760,900
880,000	g	Republic of Ghana	8.500	10/04/17	1,007,600
965,000		Republic of Hungary	6.250	01/29/20	880,360
1,050,000	g	Republic of Indonesia	5.250	01/17/42	1,101,187
925,000		Republic of Korea	5.750	04/16/14	997,082
525,000	g	Republic of Latvia	5.250	02/22/17	540,750
1,500,000		Republic of Philippines	4.000	01/15/21	1,561,875
900,000	g	Romanian Government International Bond	6.750	02/07/22	940,500
750,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	780,000
750,000	g,h	Russian Foreign Bond - Eurobond	3.250	04/04/17	750,375
800,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	852,680
900,000	g,h	Russian Foreign Bond - Eurobond	4.500	04/04/22	897,300
1,470,000	g,h	Russian Foreign Bond - Eurobond	5.625	04/04/42	1,458,240
240,000		South Africa Government International Bond	6.875	05/27/19	288,900
1,175,000		South Africa Government International Bond	5.500	03/09/20	1,310,125
1,000,000		South Africa Government International Bond	4.665	01/17/24	1,022,500
500,000		South Africa Government International Bond	6.250	03/08/41	585,000
540,000	g	Sri Lanka Government International Bond	6.250	07/27/21	537,447
1,220,000		Svensk Exportkredit AB	5.125	03/01/17	1,386,470
1,310,000		Turkey Government International Bond	5.125	03/25/22	1,300,175
1,150,000		Turkey Government International Bond	6.250	09/26/22	1,236,250
227,000		United Mexican States	5.875	02/17/14	246,522
500,000		United Mexican States	5.950	03/19/19	599,500
1,032,000		United Mexican States	5.125	01/15/20	1,184,220

		TOTAL FOREIGN GOVERNMENT BONDS			153,325,855

MORTGAGE BACKED - 30.8%
3,738,640		Federal Home Loan Mortgage Corp (FHLMC) (Interest Only)	4.000	06/15/34	385,689
482,422	i	FHLMC	2.380	02/01/36	508,195
193,061	i	FHLMC	2.571	07/01/36	205,022
602,876	i	FHLMC	2.540	09/01/36	648,976
446,502	i	FHLMC	2.602	09/01/36	467,730
482,267	i	FHLMC	2.645	09/01/36	510,535
1,148,484	i	FHLMC	2.887	03/01/37	1,226,876
1,078,141	i	FHLMC	5.969	04/01/37	1,172,518
456,287	i	FHLMC	5.748	05/01/37	492,797
160,040	i	FHLMC	5.573	06/01/37	169,401

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$726,120	i	FHLMC	5.221%	08/01/37	$776,657
699,705	i	FHLMC	5.072	09/01/37	748,856
2,809,216		FHLMC	5.500	08/01/39	3,093,324
15,075		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	15,405
1,550		FGLMC	7.500	05/01/16	1,680
1,497		FGLMC	7.500	06/01/16	1,613
657,995		FGLMC	4.500	09/01/18	715,762
748,896		FGLMC	4.500	01/01/19	817,921
952,950		FGLMC	4.500	05/01/19	1,022,318
320,469		FGLMC	4.500	01/01/20	343,797
457,981		FGLMC	5.000	05/01/20	496,571
123,952		FGLMC	4.500	07/01/20	134,834
16,256		FGLMC	7.000	10/01/20	19,078
2,707,711		FGLMC	4.500	06/01/21	2,903,123
1,529,851		FGLMC	4.500	06/01/21	1,640,258
1,167,572		FGLMC	4.000	07/01/24	1,233,590
393,645		FGLMC	4.500	09/01/24	420,147
3,000,000	h	FGLMC	5.000	04/15/27	3,223,125
955		FGLMC	6.500	10/01/28	1,092
16,602		FGLMC	6.500	01/01/29	18,980
4,940		FGLMC	6.500	03/01/29	5,648
36,485		FGLMC	6.500	07/01/29	41,712
3,416		FGLMC	8.000	01/01/31	4,109
32,653		FGLMC	6.500	09/01/31	37,167
55,921		FGLMC	8.000	09/01/31	67,835
300,854		FGLMC	7.000	12/01/31	350,995
507,019		FGLMC	6.000	03/01/33	567,407
592,106		FGLMC	4.500	07/01/33	629,494
1,405,797		FGLMC	5.000	09/01/33	1,558,523
447,650		FGLMC	5.500	09/01/33	494,511
550,660		FGLMC	5.500	09/01/33	613,123
609,673		FGLMC	5.500	09/01/33	673,495
766,855		FGLMC	5.500	10/01/33	847,131
1,756,708	d	FGLMC	5.500	12/01/33	1,924,135
2,360,263		FGLMC	7.000	12/01/33	2,753,626
859,727		FGLMC	5.000	01/01/34	928,143
922,432		FGLMC	5.000	05/01/34	995,838
593,766		FGLMC	6.000	09/01/34	661,609
2,779,499		FGLMC	5.000	12/01/34	3,000,685
231,734		FGLMC	5.500	12/01/34	254,182
1,426,838		FGLMC	4.500	04/01/35	1,516,267
878,241		FGLMC	6.000	05/01/35	976,049
949,772		FGLMC	7.000	05/01/35	1,108,062
271,571		FGLMC	6.000	07/01/35	301,031
117,254		FGLMC	5.500	08/01/35	128,283
273,896		FGLMC	5.000	10/01/35	295,435
309,464		FGLMC	5.000	02/01/36	333,801
64,991		FGLMC	6.500	05/01/36	72,920
463,938		FGLMC	6.500	10/01/36	520,541
1,507,557		FGLMC	5.500	04/01/37	1,640,874
1,046,101		FGLMC	6.000	08/01/37	1,162,522
413,168		FGLMC	6.000	09/01/37	459,150

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$76,937		FGLMC	6.500%	11/01/37	$86,324
1,247,159		FGLMC	5.000	04/01/38	1,365,503
2,817,995		FGLMC	4.500	05/01/39	2,989,773
523,263		FGLMC	4.000	06/01/39	547,649
880,929		FGLMC	5.000	07/01/39	948,830
4,798,870		FGLMC	4.500	11/01/40	5,227,866
5,375,869		FGLMC	4.500	12/01/40	5,831,246
5,000,000	h	FGLMC	4.000	04/15/42	5,227,344
24,000,000	h	FGLMC	4.500	04/15/42	25,447,500
7,000,000	h	FGLMC	5.000	04/15/42	7,535,664
5,313		Federal National Mortgage Association (FNMA)	5.000	06/01/13	5,542
1,183,595		FNMA	4.440	07/01/13	1,213,879
2,661		FNMA	6.000	09/01/13	2,695
1,158,667		FNMA	4.754	10/01/13	1,161,821
2,216		FNMA	6.500	12/01/13	2,302
918,545		FNMA	4.777	02/01/14	959,896
3,482,803		FNMA	4.640	11/01/14	3,719,804
681,098		FNMA	4.869	03/01/16	695,362
12,175		FNMA	6.500	10/01/16	13,418
94,626		FNMA	6.500	11/01/16	104,287
66,118		FNMA	6.500	04/01/17	73,095
214,070		FNMA	5.000	12/01/17	232,363
955,820		FNMA	5.500	04/01/18	1,044,659
85,730		FNMA	5.500	04/01/18	94,260
51,354		FNMA	5.500	05/01/18	56,465
372,105		FNMA	4.500	10/01/18	400,122
937,191		FNMA	5.000	11/01/18	1,017,273
51,327		FNMA	6.000	01/01/19	56,570
116,956		FNMA	4.500	05/01/19	125,689
304,890		FNMA	4.500	06/01/19	327,655
214,434		FNMA	5.000	03/01/20	232,758
151,023		FNMA	4.500	11/01/20	162,299
397,879		FNMA	5.000	12/01/20	432,251
337,443		FNMA	5.000	03/01/21	366,277
263,141		FNMA	5.500	08/01/21	286,941
286,294		FNMA	4.500	06/01/23	306,777
636,106		FNMA	5.000	07/01/23	688,075
631,731		FNMA	5.000	07/01/23	683,343
192,199		FNMA	5.000	11/01/23	210,714
163,774		FNMA	5.500	02/01/24	180,184
390,025		FNMA	4.000	05/01/24	413,480
93,242		FNMA	5.500	07/01/24	102,526
1,458		FNMA	8.000	07/01/24	1,724
255,055		FNMA	4.500	08/01/24	273,143
2,202,602	d	FNMA	4.000	09/01/24	2,335,060
1,131,901		FNMA	5.000	03/01/25	1,240,943
2,470,904		FNMA	5.000	10/01/25	2,702,763
3,000,000	h	FNMA	3.000	04/25/27	3,105,469
5,000,000	h	FNMA	4.000	04/25/27	5,297,656
4,000,000	h	FNMA	4.500	04/25/27	4,281,250
1,332		FNMA	7.500	01/01/29	1,575
3,393		FNMA	6.500	04/01/29	3,881

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,031		FNMA	7.500%	07/01/29	$1,033
12,143		FNMA	7.500	07/01/29	12,679
597		FNMA	7.500	02/01/31	636
5,644		FNMA	7.500	03/01/31	6,752
3,944		FNMA	7.500	05/01/31	4,722
3,983		FNMA	6.500	09/01/31	4,537
31,697		FNMA	6.500	11/01/31	36,102
80,102		FNMA	6.000	01/01/32	89,487
540,163		FNMA	6.500	07/01/32	615,230
259,100		FNMA	5.500	01/01/33	284,737
91,033		FNMA	5.000	02/01/33	98,565
814,453		FNMA	4.500	03/25/33	861,937
349,277		FNMA	5.000	08/01/33	378,177
370,600		FNMA	5.000	10/01/33	401,264
272,875		FNMA	5.000	10/01/33	295,453
100,219		FNMA	5.000	03/01/34	108,511
117,965		FNMA	5.000	03/01/34	127,726
327,657		FNMA	5.000	03/01/34	354,768
156,677		FNMA	5.000	03/01/34	169,641
930,392		FNMA	5.000	04/01/34	1,006,938
2,835,577		FNMA	5.000	08/01/34	3,074,492
347,624		FNMA	6.000	11/01/34	386,669
123,683		FNMA	6.000	12/01/34	138,124
888,930		FNMA	6.000	05/01/35	987,246
16,768		FNMA	7.500	06/01/35	18,593
103,215		FNMA	5.500	10/01/35	114,234
196,371		FNMA	5.000	11/01/35	211,300
867,147	i	FNMA	2.700	02/01/36	927,279
158,342		FNMA	5.000	02/01/36	169,538
97,876		FNMA	5.000	02/01/36	104,797
665,393		FNMA	6.500	02/01/36	751,002
398,059	i	FNMA	2.385	07/01/36	420,811
421,904		FNMA	6.500	09/01/36	475,923
121,493		FNMA	7.000	02/01/37	139,262
350,354		FNMA	6.500	03/01/37	395,211
791,755		FNMA	7.000	04/01/37	907,553
1,128,330		FNMA	6.500	08/01/37	1,272,795
316,943		FNMA	6.500	08/01/37	357,721
581,824		FNMA	6.000	09/01/37	652,719
672,747		FNMA	6.000	09/01/37	754,721
969,700		FNMA	6.500	09/01/37	1,093,854
1,565,038	i	FNMA	5.904	10/01/37	1,675,655
287,739		FNMA	7.000	11/01/37	329,822
132,720		FNMA	6.500	01/01/38	149,090
23,687		FNMA	6.500	03/01/38	26,557
465,210	i	FNMA	4.917	10/01/38	498,366
76,343,313	h	FNMA	4.000	12/01/39	80,143,255
5,000,000		FNMA	4.000	02/25/40	5,334,732
5,109,358	h	FNMA	4.500	03/01/40	5,504,638
10,221,985		FNMA	4.500	09/01/40	10,888,218
5,684,569		FNMA	4.500	09/01/40	6,055,069
898,038		FNMA	4.000	11/01/40	942,174

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,865,193		FNMA	4.500%	11/01/40	$5,223,293
38,003,752	h	FNMA	4.500	04/01/41	40,551,959
47,000,000	h	FNMA	5.000	04/25/42	50,767,341
81,000,000	h	FNMA	5.500	04/25/42	88,252,027
56,000,000	h	FNMA	6.000	04/25/42	61,696,253
10,000,000	h	FNMA	6.500	04/25/42	11,200,000
18,000,000	h	FNMA	3.500	05/25/42	18,430,313
226		Government National Mortgage Association (GNMA)	7.000	01/15/28	267
1,911		GNMA	7.000	02/15/28	2,258
2,017		GNMA	7.000	06/15/28	2,383
1,905		GNMA	7.000	06/15/28	2,250
21,596		GNMA	6.500	09/15/28	25,199
5,051		GNMA	6.500	09/15/28	5,905
12,615		GNMA	6.500	11/15/28	14,727
3,458		GNMA	7.500	11/15/28	4,000
617		GNMA	8.500	07/15/30	629
19,300		GNMA	8.500	10/15/30	21,070
14,528		GNMA	8.500	10/20/30	17,822
2,244		GNMA	8.500	12/15/30	2,730
3,429		GNMA	7.000	06/20/31	4,076
2,137		GNMA	6.500	07/15/31	2,484
14,457		GNMA	7.000	07/15/31	17,191
7,662		GNMA	7.000	07/15/31	9,111
10,114		GNMA	7.500	02/15/32	10,446
1,851		GNMA	6.500	03/15/33	2,133
340,896		GNMA	5.500	07/15/33	383,196
894,118		GNMA	5.500	09/15/33	1,008,975
288,578		GNMA	5.500	02/20/35	322,582
1,932,280		GNMA	5.500	05/20/35	2,153,928
679,385		GNMA	5.500	02/20/36	757,316
117,099		GNMA	6.000	10/20/36	132,208
123,643		GNMA	6.000	01/20/37	139,597
400,324		GNMA	6.000	02/20/37	451,979
264,460		GNMA	5.500	07/15/38	295,870
1,042,216		GNMA	5.500	07/20/38	1,159,486
16,861		GNMA	6.000	08/15/38	19,035
381,284		GNMA	6.000	08/20/38	429,290
357,693		GNMA	6.500	11/20/38	409,772
1,627,027		GNMA	5.000	06/15/39	1,809,592
1,851,777		GNMA	4.500	07/20/39	2,015,487
717,800		GNMA	4.000	08/15/39	771,909
819,225		GNMA	4.000	10/15/40	883,029
26,850,289	h	GNMA	4.000	01/20/42	28,852,692
3,000,000	h	GNMA	3.500	04/15/42	3,126,094
21,000,000	h	GNMA	4.500	04/15/42	22,847,345
10,000,000	h	GNMA	5.000	04/15/42	11,043,750
9,000,000	h	GNMA	5.500	04/15/42	10,057,500
6,000,000	h	GNMA	6.000	04/15/42	6,770,625
17,000,000	h	GNMA	4.500	04/20/42	18,490,157
13,000,000	h	GNMA	5.000	04/20/42	14,316,250
2,567,765		GNMA	6.500	01/15/44	2,809,397

		TOTAL MORTGAGE BACKED			675,647,361

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MUNICIPAL BONDS - 1.1%
$445,000		Charlotte-Mecklenburg Hospital Authority	5.000%	08/01/15	$483,729
9,920,000		City of New York, NY	5.817	10/01/31	11,153,651
1,655,000		Grant County Public Utility District No 2	5.630	01/01/27	1,919,320
1,900,000		State of California	5.450	04/01/15	2,112,268
1,900,000		State of California	5.950	04/01/16	2,177,115
2,470,000		State of California	7.625	03/01/40	3,217,076
2,505,000		State of Illinois	6.725	04/01/35	2,767,975

		TOTAL MUNICIPAL BONDS			23,831,134

U.S. TREASURY SECURITIES - 9.7%
1,975,000		United States Treasury Bond	6.375	08/15/27	2,849,246
5,520,000		United States Treasury Bond	5.250	02/15/29	7,227,750
76,000		United States Treasury Bond	4.500	02/15/36	92,768
12,663,000		United States Treasury Bond	3.125	11/15/41	12,146,590
19,000,000		United States Treasury Bond	3.125	02/15/42	18,213,286
29,050,000	d	United States Treasury Note	1.000	04/30/12	29,069,289
1,925,000		United States Treasury Note	1.375	10/15/12	1,937,482
1,525,000		United States Treasury Note	0.625	01/31/13	1,530,302
125,000		United States Treasury Note	0.125	08/31/13	124,717
615,000		United States Treasury Note	0.500	10/15/13	616,802
40,000		United States Treasury Note	0.250	10/31/13	39,962
14,000,000		United States Treasury Note	0.250	02/28/14	13,979,224
4,755,000		United States Treasury Note	2.625	06/30/14	4,991,266
1,861,000		United States Treasury Note	2.375	08/31/14	1,947,216
10,687,000		United States Treasury Note	0.250	02/15/15	10,610,182
81,000,000		United States Treasury Note	0.375	03/15/15	80,689,932
11,951,000		United States Treasury Note	0.875	02/28/17	11,866,973
4,000,000		United States Treasury Note	2.625	01/31/18	4,301,248
10,000,000		United States Treasury Note	1.375	11/30/18	9,905,470
44,000		United States Treasury Note	2.625	11/15/20	46,272
1,730,000		United States Treasury Note	2.000	02/15/22	1,696,751

		TOTAL U.S. TREASURY SECURITIES			213,882,728

		TOTAL GOVERNMENT BONDS (Cost $1,134,236,234)			1,162,043,448

STRUCTURED ASSETS - 9.2%

ASSET BACKED - 3.4%
4,800,000		AEP Texas Central Transition Funding LLC	1.976	06/01/21	4,763,218
		Series - 2012 1 (Class A2)
14,800,000		AEP Texas Central Transition Funding LLC	2.845	03/01/26	14,620,593
		Series - 2012 1 (Class A3)
1,410,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	1,457,622
		Series - 2010 3 (Class C)
650,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	665,971
		Series - 2011 1 (Class C)
125,000	g,i,m	ARTS Ltd	0.724	06/15/13	118,750
		Series - 2005 BA (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$350,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150%	03/20/17	$360,870
		Series - 2010 5A (Class A)
778,565	i	Bear Stearns Asset Backed Securities Trust	0.612	11/25/39	698,141
		Series - 2005 SD3 (Class 2A1)
478,798	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	257,026
		Series - 2004 2 (Class 1M1)
478,798	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	104,790
		Series - 2004 2 (Class 1B)
464,786		CIT Group Home Equity Loan Trust	6.200	02/25/30	463,471
		Series - 2002 1 (Class AF6)
167,617		Citicorp Mortgage Securities, Inc	5.706	07/25/36	168,417
		Series - 2006 1 (Class A3)
567,287	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	568,281
		Series - 2006 15 (Class A2)
525,162	g	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	503,532
		Series - 2007 MX1 (Class A1)
6,410,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	6,672,374
		Series - 2011 LC1A (Class C)
19,800,000	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	20,278,229
		Series - 2012 1A (Class A2)
2,209,052	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	2,098,916
		Series - 2007 1A (Class AF3)
23,633		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	23,510
		Series - 2006 HLTV (Class A3)
890,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	732,001
		Series - 2006 HLTV (Class A4)
3,461,959		Lehman XS Trust	6.500	06/25/46	1,925,379
		Series - 2006 13 (Class 2A1)
500,760	i	Long Beach Mortgage Loan Trust	0.742	02/25/35	493,939
		Series - 2005 1 (Class M1)
75,289	i	Morgan Stanley ABS Capital I	0.282	01/25/37	74,483
		Series - 2007 HE2 (Class A2A)
481,003	i	Park Place Securities, Inc	1.187	09/25/34	429,981
		Series - 2004 WHQ1 (Class M1)
120,973	i	Residential Asset Securities Corp	6.489	10/25/30	110,651
		Series - 2001 KS2 (Class AI6)
424,023	i	Residential Asset Securities Corp	0.672	04/25/35	399,006
		Series - 2005 KS3 (Class M3)
1,603,522		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	1,374,770
		Series - 2006 HI5 (Class A3)
977,619		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	931,597
		Series - 2006 HI3 (Class A3)
185,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	155,430
		Series - 2006 HI1 (Class M2)
956,469	i	Securitized Asset Backed Receivables LLC Trust	0.392	03/25/36	931,924
		Series - 2006 NC2 (Class A2)
10,000,000	g,m	Sierra Receivables Funding Co LLC	3.580	11/20/28	10,015,543
		Series - 2012 1A (Class B)
850,000	g	SLM Student Loan Trust	3.740	02/15/29	857,947
		Series - 2011 B (Class A2)
446,204	i	Soundview Home Equity Loan Trust	0.352	10/25/36	440,569

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

		Series - 2006 EQ1 (Class A2)
$432,815	i	Structured Asset Investment Loan Trust	0.642%	05/25/35	$413,902
		Series - 2005 4 (Class M1)
899,179	i	Structured Asset Investment Loan Trust	0.522	12/25/35	882,177
		Series - 2005 10 (Class A5)
344,551	g,i	Wachovia Loan Trust	0.602	05/25/35	267,642
		Series - 2005 SD1 (Class A)
473,027	i	Wells Fargo Home Equity Trust	0.382	07/25/36	426,543
		Series - 2006 2 (Class A3)
565,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	621,775
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			75,308,971

OTHER MORTGAGE BACKED - 5.8%
6,500,000	g,h	7 WTC Depositor LLC Trust	4.082	03/13/31	6,500,000
		Series - 2012 7WTC (Class A)
2,500,000	g,i	Banc of America Commercial Mortgage, Inc	5.320	07/10/43	2,420,102
		Series - 2005 2 (Class E)
3,737,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	3,971,684
		Series - 2006 4 (Class AM)
411,733	g,i	Banc of America Large Loan, Inc	0.502	03/15/22	409,705
		Series - 2005 MIB1 (Class B)
2,181,665	g,i	Banc of America Large Loan, Inc	0.552	03/15/22	2,138,193
		Series - 2005 MIB1 (Class C)
184,000	g,i	Banc of America Large Loan, Inc	0.602	03/15/22	178,954
		Series - 2005 MIB1 (Class D)
152,000	g,i	Banc of America Large Loan, Inc	0.642	03/15/22	147,679
		Series - 2005 MIB1 (Class E)
126,094		Bank of America Alternative Loan Trust	5.500	09/25/19	126,154
		Series - 2004 8 (Class 3A1)
646,704		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	599,525
		Series - 2005 AC2 (Class 1A)
630,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	708,263
		Series - 2006 PW14 (Class A4)
1,050,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	1,118,195
		Series - 2006 PW13 (Class AM)
1,070,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	1,145,457
		Series - 2006 T24 (Class AM)
1,290,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	1,387,158
		Series - 2004 T16 (Class A6)
260,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	295,998
		Series - 2007 PW17 (Class A4)
430,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	490,641
		Series - 2007 PW18 (Class A4)
300,000		Citicorp Mortgage Securities, Inc	5.750	11/25/36	301,834
		Series - 2006 6 (Class A2)
199,623	g,i	Citigroup Commercial Mortgage Trust	0.382	04/15/22	189,311
		Series - 2007 FL3A (Class A2)
4,628,000	g	Commercial Mortgage Pass Through Certificates	4.305	12/10/24	4,668,393
		Series - 2011 STRT (Class B)
3,175,000	g	Commercial Mortgage Pass Through Certificates	4.755	12/10/24	3,209,563
		Series - 2011 STRT (Class C)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,935,000	g	Commercial Mortgage Pass Through Certificates	2.365%	02/10/29	$4,969,288
		Series - 2012 9W57 (Class A)
2,260,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,330,311
		Series - 2007 C9 (Class AM)
836,555		Countrywide Alternative Loan Trust	5.500	08/25/16	858,009
		Series - 2004 30CB (Class 1A15)
777,682		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	775,270
		Series - 2005 6 (Class 1A10)
408,560		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	400,635
		Series - 2005 12 (Class 1A5)
193,016		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	194,082
		Series - 2005 J3 (Class 1A1)
579,076	g,i	Credit Suisse Mortgage Capital Certificates	0.422	04/15/22	521,530
		Series - 2007 TF2A (Class A1)
1,600,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	1,774,558
		Series - 2006 OMA (Class D)
1,050,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	1,033,743
		Series - 2009 RR1 (Class A3C)
580,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	592,429
		Series - 2003 C3 (Class B)
977,306	g	DBUBS Mortgage Trust	3.742	11/10/46	1,038,987
		Series - 2011 LC1A (Class A1)
715,476	i	GMAC Mortgage Corp Loan Trust	4.566	10/19/33	738,676
		Series - 2003 AR1 (Class A5)
7,970,000	i	Greenwich Capital Commercial Funding Corp	5.883	07/10/38	8,296,611
		Series - 2006 GG7 (Class AM)
1,380,000	g	GS Mortgage Securities Corp II	5.148	08/10/43	1,480,323
		Series - 2010 C1 (Class B)
795,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	790,721
		Series - 2010 C2 (Class C)
1,170,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	1,254,988
		Series - 2010 C2 (Class B)
180,000	g,i	HVB Mortgage Capital Corp	2.292	09/10/22	173,970
		Series - 2003 FL1A (Class J)
8,335,187	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.617	07/15/19	8,085,481
		Series - 2007 FL1A (Class A1)
227,386	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.422	02/15/20	222,527
		Series - 2006 FL1A (Class A2)
4,555,739	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.562	02/15/20	4,253,365
		Series - 2006 FL1A (Class D)
726,605	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	7.675	10/12/37	740,205
		Series - 2002 CIB5 (Class S1)
263,827	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	8.369	10/12/37	267,968
		Series - 2002 CIB5 (Class S2)
8,445,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	9,045,304
		Series - 2006 LDP8 (Class AM)
1,010,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.252	07/15/46	1,014,597
		Series - 2011 C4 (Class C)
2,060,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	2,256,279
		Series - 2006 LDP9 (Class A3)
2,795,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.816	06/15/49	3,063,558
		Series - 2007 LD11 (Class A4)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$288,305	i	JP Morgan Mortgage Trust	4.298%	04/25/35	$288,898
		Series - 2005 A2 (Class 5A1)
810,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	890,913
		Series - 2005 C2 (Class A5)
1,976,000		LB-UBS Commercial Mortgage Trust	5.455	02/15/40	2,041,036
		Series - 2007 C1 (Class AM)
459,284		MASTER Asset Securitization Trust	5.000	05/25/35	463,082
		Series - 2005 1 (Class 2A5)
571,063	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	604,100
		Series - 2005 CIP1 (Class AM)
925,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.428	02/12/39	1,037,634
		Series - 2006 1 (Class A4)
1,945,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.172	12/12/49	2,144,888
		Series - 2006 4 (Class A3)
550,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	502,541
		Series - 2011 C1 (Class D)
2,675,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	2,663,107
		Series - 2011 C1 (Class C)
415,000	i	Morgan Stanley Capital I	5.544	11/12/49	445,744
		Series - 2007 T25 (Class AM)
2,000,000	i	Nomura Asset Securities Corp	6.831	03/15/30	2,080,060
		Series - 1998 D6 (Class A2)
1,060,000	g,i	RBSCF Trust	4.674	04/15/24	1,015,262
		Series - 2010 MB1 (Class D)
2,834,793	i	Residential Accredit Loans, Inc	0.432	05/25/46	1,607,197
		Series - 2006 QO5 (Class 2A1)
185,089	i	Structured Adjustable Rate Mortgage Loan Trust	0.622	03/25/35	178,652
		Series - 2005 6XS (Class A3)
10,823	i	Wachovia Bank Commercial Mortgage Trust	4.957	08/15/35	10,814
		Series - 2003 C6 (Class A3)
223,612		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	227,331
		Series - 2007 C30 (Class A3)
11,000,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	11,877,019
		Series - 2007 C30 (Class A5)
3,460,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	3,244,051
		Series - 2007 C30 (Class AM)
4,950,000	i	Wachovia Bank Commercial Mortgage Trust	5.968	06/15/45	5,443,708
		Series - 2006 C26 (Class AM)
1,200,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	1,290,508
		Series - 2007 C31 (Class A5)
1,765,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	1,805,385
		Series - 2006 C29 (Class AM)
1,025,000	i	Wachovia Bank Commercial Mortgage Trust	5.899	02/15/51	1,135,680
		Series - 2007 C33 (Class A4)
386,008		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	386,965
		Series - 2005 2 (Class 1A1)

		TOTAL OTHER MORTGAGE BACKED			127,564,799

		TOTAL STRUCTURED ASSETS			202,873,770
		(Cost $199,914,414)

		TOTAL BONDS			2,103,364,557
		(Cost $2,038,798,843)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 26.3%
GOVERNMENT AGENCY DEBT - 1.4%
$13,900,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.006%	04/16/12	$13,899,624
17,000,000	d	FHLMC	0.022	05/21/12	16,998,229

		TOTAL GOVERNMENT AGENCY DEBT			30,897,853

TREASURY DEBT - 24.9%
3,100,000		United States Treasury Bill	0.008	04/05/12	3,099,981
9,150,000	d	United States Treasury Bill	0.002-0.003	04/12/12	9,149,900
90,100,000	d	United States Treasury Bill	0.003-0.051	04/19/12	90,096,594
47,000,000	d	United States Treasury Bill	0.009	04/26/12	46,998,858
63,000,000	d	United States Treasury Bill	0.004-0.014	05/03/12	62,998,058
18,100,000	d	United States Treasury Bill	0.041	05/10/12	18,099,000
3,900,000	d	United States Treasury Bill	0.007-0.017	05/17/12	3,899,856
25,900,000	d	United States Treasury Bill	0.010-0.012	05/24/12	25,898,596
96,000,000	d	United States Treasury Bill	0.008-0.012	05/31/12	95,991,360
17,600,000	d	United States Treasury Bill	0.013-0.056	06/07/12	17,598,064
22,300,000	d	United States Treasury Bill	0.017	06/14/12	22,297,279
50,000,000	d	United States Treasury Bill	0.011	06/28/12	49,991,550
1,300,000		United States Treasury Bill	0.028	07/12/12	1,299,727
98,700,000		United States Treasury Bill	0.088	08/02/12	98,668,218

		TOTAL TREASURY DEBT			546,087,041

		TOTAL SHORT-TERM INVESTMENTS			576,984,894
		(Cost $576,994,160)

		TOTAL INVESTMENTS - 122.0% (Cost $2,615,793,003)			2,680,349,451
		OTHER ASSETS & LIABILITIES, NET - (22.0)%			(482,991,430)

		NET ASSETS - 100.0%			$2,197,358,021

Abbreviation(s):
	ABS	Asset-Based Security
	REIT	Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2012, the aggregate value of these securities amounted to $353,238,581 or 16.1% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS – Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 3.0%

AUTOMOBILES & COMPONENTS - 0.2%
$1,902,769	i	Delphi Automotive LLP	3.500%	03/31/17	$1,899,363

		TOTAL AUTOMOBILES & COMPONENTS			1,899,363

CAPITAL GOODS - 0.2%
1,979,962	i	TransDigm, Inc	4.000	02/14/17	1,978,596

		TOTAL CAPITAL GOODS			1,978,596

CONSUMER SERVICES - 0.5%
3,281,239	i	Burger King Corp	4.500	10/19/16	3,274,906
1,667,575		DineEquity, Inc	4.250	10/19/17	1,667,375

		TOTAL CONSUMER SERVICES			4,942,281

DIVERSIFIED FINANCIALS - 0.4%
2,219,505	i	Pinafore LLC	4.250	09/29/16	2,219,505
1,980,000	i	TransUnion LLC	4.750	02/10/18	1,994,850

		TOTAL DIVERSIFIED FINANCIALS			4,214,355

FOOD & STAPLES RETAILING - 0.3%
3,473,750	i	Del Monte Foods Co	4.500	03/08/18	3,421,157

		TOTAL FOOD & STAPLES RETAILING			3,421,157

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
783,623	i	Fresenius US Finance I, Inc	3.500	09/10/14	782,401
2,179,454	i	Fresenius US Finance I, Inc	3.500	09/10/14	2,176,054
3,000,000	i	HCA, Inc	3.619	05/01/18	2,935,500
980,015	i,m	IMS Health, Inc	4.500	08/26/17	981,064

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,875,019

MATERIALS - 0.3%
2,983,929	i	Ashland, Inc	3.750	08/23/18	2,983,212

		TOTAL MATERIALS			2,983,212

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
1,979,130	i	Capsugel	5.250	08/01/18	1,993,420
1,731,515	i	NBTY, Inc	4.250	10/01/17	1,731,688

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,725,108

RETAILING - 0.1%
997,500	i	Academy Ltd	6.000	08/03/18	1,001,231

		TOTAL RETAILING			1,001,231

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SOFTWARE & SERVICES - 0.1%
$1,500,000	h	Lawson Software, Inc	6.250%	03/16/18	$1,485,000

		TOTAL SOFTWARE & SERVICES			1,485,000

		TOTAL BANK LOAN OBLIGATIONS			32,525,322
		(Cost $32,581,227)

BONDS - 91.5%

CORPORATE BONDS - 37.4%

AUTOMOBILES & COMPONENTS - 0.3%
1,000,000		DaimlerChrysler Group LLC	8.000	06/15/19	1,005,000
1,000,000	g	Delphi Corp	5.875	05/15/19	1,055,000
500,000		Ford Motor Co	7.450	07/16/31	611,250
500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	526,966

		TOTAL AUTOMOBILES & COMPONENTS			3,198,216

BANKS - 5.3%
675,000		Abbey National Treasury Services plc	4.000	04/27/16	669,690
610,000	g	Akbank TAS	5.125	07/22/15	609,085
2,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	2,016,866
750,000	g	Banco de Bogota S.A.	5.000	01/15/17	778,125
750,000	g	Banco de Credito del Peru	4.750	03/16/16	772,500
450,000	g	Banco del Estado de Chile	3.875	02/08/22	446,625
865,000		BanColombia S.A.	5.950	06/03/21	915,819
235,000		Bank of America Corp	4.875	01/15/13	240,239
25,000		Bank of America Corp	4.900	05/01/13	25,746
3,475,000		Bank of America Corp	3.750	07/12/16	3,492,316
650,000		Bank of America Corp	5.300	03/15/17	678,320
25,000		Bank of America Corp	6.000	09/01/17	27,229
350,000		Bank of America Corp	5.750	12/01/17	375,373
1,100,000		Bank of America Corp	5.875	02/07/42	1,094,071
375,000		Bank of New York Mellon Corp	4.300	05/15/14	401,569
500,000		Bank of New York Mellon Corp	1.200	02/20/15	500,603
275,000		Bank of New York Mellon Corp	5.450	05/15/19	317,901
1,450,000	g	Bank of Nova Scotia	1.450	07/26/13	1,466,173
1,500,000	g	Bank of Nova Scotia	1.650	10/29/15	1,523,974
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,924,728
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,000,815
250,000		Barclays Bank plc	5.200	07/10/14	264,957
150,000		BB&T Corp	3.850	07/27/27	151,590
500,000	g	BBVA Bancomer S.A.	4.500	03/10/16	515,000
250,000		Capital One Bank USA NA	8.800	07/15/19	305,672
350,000		Capital One Capital V	8.875	05/15/40	352,352
1,575,000		Capital One Financial Corp	3.150	07/15/16	1,611,638
625,000		Citigroup, Inc	6.000	12/13/13	662,186
285,000		Citigroup, Inc	5.000	09/15/14	295,154
50,000		Citigroup, Inc	4.750	05/19/15	52,642
4,550,000		Citigroup, Inc	3.953	06/15/16	4,675,826
1,525,000		Citigroup, Inc	4.450	01/10/17	1,597,447
300,000		Citigroup, Inc	6.125	05/15/18	336,296
100,000		Citigroup, Inc	4.500	01/14/22	100,392
525,000		Citigroup, Inc	6.875	03/05/38	606,164

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$275,000		Citigroup, Inc	8.125%	07/15/39	$356,397
2,700,000	g	Depfa ACS Bank	5.125	03/16/37	1,939,051
250,000		Deutsche Bank AG	3.875	08/18/14	261,229
1,000,000		Deutsche Bank AG	3.250	01/11/16	1,025,996
345,000		Discover Bank	7.000	04/15/20	395,872
250,000		Golden West Financial Corp	4.750	10/01/12	255,177
1,000,000	g	HSBC Bank plc	3.100	05/24/16	1,018,612
500,000	g	HSBC Bank plc	4.125	08/12/20	510,763
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	264,714
800,000		HSBC Holdings plc	4.000	03/30/22	792,976
1,150,000		HSBC USA, Inc	2.375	02/13/15	1,157,886
500,000	g	ICICI Bank Ltd	4.750	11/25/16	497,464
335,000		JPMorgan Chase & Co	5.125	09/15/14	358,980
2,948,000		JPMorgan Chase & Co	3.150	07/05/16	3,038,987
250,000		JPMorgan Chase & Co	4.350	08/15/21	255,433
700,000		JPMorgan Chase & Co	4.500	01/24/22	728,237
475,000		JPMorgan Chase & Co	5.500	10/15/40	512,933
750,000		JPMorgan Chase & Co	5.400	01/06/42	796,359
250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	244,511
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	889,000
1,005,000	g	Shinhan Bank	4.375	07/27/17	1,059,030
800,000	g,i	Standard Chartered plc	6.409	12/30/49	760,045
450,000		State Street Corp	4.300	05/30/14	482,305
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	130,152
425,000		Toronto-Dominion Bank	2.500	07/14/16	438,396
2,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,007,538
100,000		Union Bank of California NA	5.950	05/11/16	109,196
125,000		USB Capital XIII Trust	6.625	12/15/39	126,175
375,000		Wachovia Bank NA	4.800	11/01/14	401,924
350,000		Wachovia Bank NA	5.850	02/01/37	383,924
650,000		Wells Fargo & Co	2.625	12/15/16	664,594
1,150,000		Wells Fargo & Co	3.500	03/08/22	1,132,139
1,850,000		Wells Fargo Bank NA	4.750	02/09/15	1,984,441

		TOTAL BANKS			58,785,519

CAPITAL GOODS - 1.7%
1,000,000		Alliant Techsystems, Inc	6.750	04/01/16	1,022,500
250,000		Alliant Techsystems, Inc	6.875	09/15/20	266,875
100,000		Black & Decker Corp	8.950	04/15/14	114,674
1,200,000		Caterpillar, Inc	1.375	05/27/14	1,219,086
1,000,000	g	Chesapeake Midstream Partners LP	6.125	07/15/22	1,007,500
150,000		CRH America, Inc	4.125	01/15/16	152,107
1,600,000		Danaher Corp	1.300	06/23/14	1,625,435
1,500,000	g	Empresas ICA SAB de C.V.	8.900	02/04/21	1,503,750
75,000		General Electric Co	5.250	12/06/17	86,735
500,000		Harsco Corp	5.125	09/15/13	527,120
837,500		Huntington Ingalls Industries, Inc	6.875	03/15/18	887,750
750,000	g	Hyva Global BV	8.625	03/24/16	643,125
900,000	g	Kinetic Concepts, Inc	10.500	11/01/18	934,875
660,000	g	Rexel S.A.	6.125	12/15/19	668,250
100,000	g	Schaeffler Finance BV	7.750	02/15/17	105,750
600,000	g	Schaeffler Finance BV	8.500	02/15/19	640,500

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Seagate HDD Cayman	7.750%	12/15/18	$547,500
500,000		Seagate HDD Cayman	6.875	05/01/20	531,875
1,420,000	g	Seagate HDD Cayman	7.000	11/01/21	1,526,500
947,000	g	Sealed Air Corp	8.125	09/15/19	1,045,251
947,000	g	Sealed Air Corp	8.375	09/15/21	1,064,191
1,000,000		SPX Corp	6.875	09/01/17	1,095,000
972,000		Tomkins LLC	9.000	10/01/18	1,076,490
500,000		TransDigm, Inc	7.750	12/15/18	541,250
145,000		Tyco International Finance S.A.	4.125	10/15/14	155,059

		TOTAL CAPITAL GOODS			18,989,148

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
500,000		Corrections Corp of America	7.750	06/01/17	545,000
670,000		Republic Services, Inc	3.800	05/15/18	719,399
375,000		Republic Services, Inc	6.200	03/01/40	447,218
335,000		Waste Management, Inc	6.125	11/30/39	407,664

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,119,281

CONSUMER DURABLES & APPAREL - 0.4%
325,000	g	Grupo Aval Ltd	5.250	02/01/17	337,188
598,000	i	Hanesbrands, Inc	4.146	12/15/14	598,754
1,000,000		Hanesbrands, Inc	8.000	12/15/16	1,100,000
500,000		Hanesbrands, Inc	6.375	12/15/20	513,750
500,000		Phillips-Van Heusen Corp	7.375	05/15/20	551,250
400,000		Whirlpool Corp	8.000	05/01/12	402,035
1,100,000		Whirlpool Corp	8.600	05/01/14	1,234,159

		TOTAL CONSUMER DURABLES & APPAREL			4,737,136

CONSUMER SERVICES - 0.7%
795,000		Ameristar Casinos, Inc	7.500	04/15/21	833,756
1,000,000		DineEquity, Inc	9.500	10/30/18	1,095,000
1,000,000		Marina District Finance Co, Inc	9.500	10/15/15	912,500
1,000,000		Penn National Gaming, Inc	8.750	08/15/19	1,122,500
750,000	g	SABMiller Holdings, Inc	3.750	01/15/22	763,021
1,000,000		Speedway Motorsports, Inc	6.750	02/01/19	1,040,000
1,000,000		Walt Disney Co	1.125	02/15/17	988,413
500,000		Wendy’s Restaurants, LLC	10.000	07/15/16	546,250
500,000		Wynn Las Vegas LLC	7.875	11/01/17	545,000

		TOTAL CONSUMER SERVICES			7,846,440

DIVERSIFIED FINANCIALS - 4.7%
875,000		American Express Centurion Bank	6.000	09/13/17	1,023,970
600,000		American Express Co	8.125	05/20/19	784,376
1,000,000		American Express Credit Corp	5.875	05/02/13	1,051,587
250,000		American Express Credit Corp	2.800	09/19/16	256,850
925,000		Berkshire Hathaway, Inc	1.900	01/31/17	935,583
500,000		BlackRock, Inc	3.500	12/10/14	535,377
1,350,000		BlackRock, Inc	4.250	05/24/21	1,448,443
300,000		Countrywide Financial Corp	6.250	05/15/16	312,620
1,000,000		Credit Suisse	5.500	05/01/14	1,072,298
200,000		Eaton Vance Corp	6.500	10/02/17	227,698
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,078,960

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$225,000		General Electric Capital Corp	2.800%	01/08/13	$228,819
850,000		General Electric Capital Corp	1.875	09/16/13	863,417
1,850,000		General Electric Capital Corp	5.500	06/04/14	2,012,193
2,000,000		General Electric Capital Corp	5.300	02/11/21	2,166,066
265,000		General Electric Capital Corp	4.650	10/17/21	282,045
400,000		General Electric Capital Corp	6.875	01/10/39	493,976
500,000	i	Goldman Sachs Capital II	5.793	06/01/43	343,125
600,000		Goldman Sachs Group, Inc	5.450	11/01/12	613,672
600,000		Goldman Sachs Group, Inc	4.750	07/15/13	621,144
2,790,000		Goldman Sachs Group, Inc	3.625	02/07/16	2,789,208
175,000		Goldman Sachs Group, Inc	7.500	02/15/19	199,944
5,900,000		Goldman Sachs Group, Inc	5.750	01/24/22	6,069,566
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	145,139
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	366,402
500,000		Goldman Sachs Group, Inc	6.250	02/01/41	493,826
1,000,000	g	Harley-Davidson Financial Services, Inc	3.875	03/15/16	1,042,864
1,165,000		HSBC Finance Corp	4.750	07/15/13	1,207,862
325,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	325,763
200,000	g	International Lease Finance Corp	6.500	09/01/14	211,250
150,000		International Lease Finance Corp	8.625	09/15/15	165,000
2,070,000		International Lease Finance Corp	5.750	05/15/16	2,067,680
100,000		Jefferies Group, Inc	6.250	01/15/36	90,250
1,705,000		John Deere Capital Corp	2.250	06/07/16	1,769,048
500,000		John Deere Capital Corp	1.400	03/15/17	496,391
375,000		John Deere Capital Corp	2.750	03/15/22	368,311
300,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	347,907
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	505,902
750,000		Lloyds TSB Bank plc	4.200	03/28/17	755,632
750,000	g	Lukoil International Finance BV	6.125	11/09/20	795,000
500,000	g	Majapahit Holding BV	7.875	06/29/37	626,250
275,000		MBNA Corp	6.125	03/01/13	284,593
1,650,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,696,639
800,000		Merrill Lynch & Co, Inc	6.400	08/28/17	872,428
1,000,000		Morgan Stanley	2.875	01/24/14	997,828
500,000		Morgan Stanley	5.375	10/15/15	516,499
900,000		Morgan Stanley	5.450	01/09/17	919,122
3,000,000		Morgan Stanley	4.750	03/22/17	3,000,999
725,000		Morgan Stanley	7.300	05/13/19	780,217
220,000		Morgan Stanley	5.625	09/23/19	217,452
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	259,070
175,000		NASDAQ OMX Group, Inc	5.550	01/15/20	179,543
400,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	424,062
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	362,582
500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	557,400
720,000	g	Odebrecht Finance Ltd	6.000	04/05/23	748,296
250,000		PCCW-HKT Capital No 4 Ltd	4.250	02/24/16	257,416
500,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	510,835
500,000		Toyota Motor Credit Corp	2.050	01/12/17	507,477
1,000,000		UBS AG.	2.250	01/28/14	1,004,105
250,000		UBS AG.	4.875	08/04/20	259,822

		TOTAL DIVERSIFIED FINANCIALS			51,547,799

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

ENERGY - 4.1%
$160,000		Anadarko Petroleum Corp	6.950%	06/15/19	$195,319
260,000		Anadarko Petroleum Corp	6.450	09/15/36	300,977
250,000		Apache Corp	5.100	09/01/40	272,931
500,000		Arch Coal, Inc	8.750	08/01/16	525,000
833,000	g	Arch Coal, Inc	7.000	06/15/19	768,442
350,000	g	Baker Hughes, Inc	3.200	08/15/21	352,306
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,068,615
2,045,000		BP Capital Markets plc	3.200	03/11/16	2,166,751
250,000		Chesapeake Energy Corp	7.625	07/15/13	263,750
250,000		Chesapeake Energy Corp	6.500	08/15/17	266,250
1,000,000		Chesapeake Energy Corp	6.625	08/15/20	1,017,500
525,000		Chesapeake Energy Corp	6.125	02/15/21	519,750
770,000	h	Cimarex Energy Co	5.875	05/01/22	785,400
500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	510,000
575,000		ConocoPhillips	6.500	02/01/39	763,667
500,000		Consol Energy Inc	8.250	04/01/20	522,500
415,000	g	Continental Resources, Inc	5.000	09/15/22	417,075
500,000		Devon Energy Corp	5.600	07/15/41	562,606
875,000	g	Dolphin Energy Ltd	5.500	12/15/21	922,031
500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	571,335
470,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	487,018
100,000		EnCana Corp	6.625	08/15/37	108,868
250,000		Encore Acquisition Co	9.500	05/01/16	275,000
425,000		Enterprise Products Operating LLC	4.600	08/01/12	430,637
275,000		Enterprise Products Operating LLC	5.600	10/15/14	303,703
75,000		Enterprise Products Operating LLC	5.000	03/01/15	82,293
115,000		Enterprise Products Operating LLC	6.125	10/15/39	129,508
135,000		Enterprise Products Operating LLC	5.950	02/01/41	150,396
425,000		Enterprise Products Operating LLC	5.700	02/15/42	459,528
350,000		EOG Resources, Inc	4.100	02/01/21	378,854
350,000	g	Gaz Capital S.A.	5.092	11/29/15	366,625
500,000		Gaz Capital S.A.	6.212	11/22/16	544,045
175,000		Hess Corp	8.125	02/15/19	226,000
285,000		Hess Corp	6.000	01/15/40	326,436
750,000	g,h	Korea National Oil Corp	3.125	04/03/17	748,382
750,000		Marathon Petroleum Corp	3.500	03/01/16	781,389
500,000		Marathon Petroleum Corp	5.125	03/01/21	543,820
275,000		MarkWest Energy Partners LP	6.750	11/01/20	297,000
1,000,000		Newfield Exploration Co	6.625	04/15/16	1,022,500
300,000		Newfield Exploration Co	5.750	01/30/22	314,250
125,000		Noble Holding International Ltd	3.450	08/01/15	131,601
350,000		Noble Holding International Ltd	4.900	08/01/20	373,940
1,400,000		Occidental Petroleum Corp	1.750	02/15/17	1,415,560
350,000		Occidental Petroleum Corp	4.100	02/01/21	382,826
500,000		Peabody Energy Corp	7.375	11/01/16	548,750
100,000		Pemex Project Funding Master Trust	5.750	03/01/18	112,500
150,000		Pemex Project Funding Master Trust	6.625	06/15/35	171,000
125,000		Pemex Project Funding Master Trust	6.625	06/15/38	142,500
675,000	g	Pertamina PT	5.250	05/23/21	710,437
500,000	g	Pertamina PT	6.500	05/27/41	540,000
230,000		Petrobras International Finance Co	3.875	01/27/16	242,099

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Petrobras International Finance Co	7.875%	03/15/19	$616,903
494,000		Petrobras International Finance Co	6.875	01/20/40	580,386
1,200,000		Petrobras International Finance Co-Pifco	3.500	02/06/17	1,229,963
100,000		Petroleos Mexicanos	8.000	05/03/19	126,500
325,000		Petroleos Mexicanos	5.500	01/21/21	358,313
1,200,000	g	Petroleos Mexicanos	4.875	01/24/22	1,260,000
540,000	g	Petroleos Mexicanos	6.500	06/02/41	607,500
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	530,190
700,000	g	Phillips 66	1.950	03/05/15	704,842
625,000	g	Phillips 66	4.300	04/01/22	635,749
800,000		Precision Drilling Trust	6.625	11/15/20	838,000
100,000		Range Resources Corp	7.250	05/01/18	105,500
500,000		Range Resources Corp	5.750	06/01/21	525,000
600,000		Regency Energy Partners LP	6.500	07/15/21	636,000
730,000	g	Reliance Holdings USA	4.500	10/19/20	703,976
450,000	g	Reliance Holdings USA	5.400	02/14/22	447,659
1,000,000	g	SandRidge Energy, Inc	8.000	06/01/18	1,020,000
1,185,000	g	Schlumberger Investment S.A.	3.300	09/14/21	1,200,571
675,000	g	SESI LLC	7.125	12/15/21	729,000
250,000		Shell International Finance BV	3.100	06/28/15	267,602
525,000		Shell International Finance BV	4.300	09/22/19	595,192
125,000		Shell International Finance BV	6.375	12/15/38	165,382
1,495,000		Southwestern Energy Co	7.500	02/01/18	1,801,257
200,000		Statoil ASA	2.900	10/15/14	210,666
1,000,000		Total Capital International S.A.	1.500	02/17/17	973,174
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	590,698
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	258,402
125,000		Vale Overseas Ltd	6.250	01/23/17	144,053
215,000	h	Vale Overseas Ltd	4.375	01/11/22	215,956
125,000		Vale Overseas Ltd	6.875	11/21/36	144,980
205,000		Vale Overseas Ltd	6.875	11/10/39	239,465
600,000		XTO Energy, Inc	6.250	04/15/13	633,452
300,000		XTO Energy, Inc	4.625	06/15/13	313,774

		TOTAL ENERGY			44,929,775

FOOD & STAPLES RETAILING - 0.4%
185,000		CVS Caremark Corp	3.250	05/18/15	196,083
50,000		CVS Caremark Corp	6.600	03/15/19	61,677
275,000		Delhaize Group S.A.	5.875	02/01/14	295,703
250,000		Delhaize Group S.A.	6.500	06/15/17	288,913
500,000		Ingles Markets, Inc	8.875	05/15/17	541,250
75,000		Kroger Co	5.000	04/15/13	78,164
500,000		Kroger Co	2.200	01/15/17	507,920
295,000		Stater Bros Holdings, Inc	7.750	04/15/15	301,269
300,000		Stater Bros Holdings, Inc	7.375	11/15/18	325,125
1,045,000		SuperValu, Inc	8.000	05/01/16	1,094,638
500,000		Susser Holdings LLC	8.500	05/15/16	548,750

		TOTAL FOOD & STAPLES RETAILING			4,239,492

FOOD, BEVERAGE & TOBACCO - 0.8%
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	527,408
700,000		Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	822,637

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$750,000		Coca-Cola Co	0.750%	03/13/15	$747,912
500,000		Constellation Brands, Inc	8.375	12/15/14	564,375
335,000	g	Corp Lindley S.A.	6.750	11/23/21	356,775
750,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	763,784
650,000		HJ Heinz Co	1.500	03/01/17	645,358
620,000		Kraft Foods, Inc	6.500	02/09/40	762,930
25,000		PepsiAmericas, Inc	4.375	02/15/14	26,583
38,000		PepsiCo, Inc	7.900	11/01/18	51,075
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,010,129
550,000	g	Pernod-Ricard S.A.	4.450	01/15/22	557,904
550,000		Philip Morris International, Inc	6.875	03/17/14	616,693
100,000		Philip Morris International, Inc	6.375	05/16/38	124,287
900,000	g	Post Holdings, Inc	7.375	02/15/22	942,750
500,000		TreeHouse Foods, Inc	7.750	03/01/18	541,875

		TOTAL FOOD, BEVERAGE & TOBACCO			9,062,475

HEALTH CARE EQUIPMENT & SERVICES - 1.2%
250,000		Becton Dickinson and Co	1.750	11/08/16	252,964
1,000,000	g	CHS	8.000	11/15/19	1,032,500
1,079,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	1,151,832
1,722,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,782,270
400,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	461,000
500,000		HCA, Inc	8.500	04/15/19	555,625
165,000		HCA, Inc	6.500	02/15/20	173,250
500,000		HCA, Inc	7.875	02/15/20	549,375
500,000		Healthsouth Corp	7.250	10/01/18	533,750
500,000		Healthsouth Corp	7.750	09/15/22	540,000
1,500,000		LifePoint Hospitals, Inc	6.625	10/01/20	1,590,000
228,000		McKesson Corp	3.250	03/01/16	244,238
275,000		Medtronic, Inc	4.750	09/15/15	307,809
500,000		Quest Diagnostics, Inc	6.400	07/01/17	587,907
750,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	799,041
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	491,581
160,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	179,155
650,000		Thermo Fisher Scientific, Inc	3.600	08/15/21	686,077

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			11,918,374

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
500,000		Clorox Co	3.800	11/15/21	505,292
375,000		Ecolab, Inc	4.350	12/08/21	397,544
380,000		Procter & Gamble Co	2.300	02/06/22	367,321
250,000		Procter & Gamble Co	5.550	03/05/37	312,452

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,582,609

INSURANCE - 1.3%
275,000		ACE INA Holdings, Inc	5.875	06/15/14	302,930
240,000		Aetna, Inc	6.500	09/15/18	295,514
150,000		Aetna, Inc	6.625	06/15/36	186,846
375,000		Allstate Corp	7.450	05/16/19	470,321
500,000		American International Group, Inc	3.650	01/15/14	509,255
400,000		Chubb Corp	6.000	05/11/37	486,726
80,000		CIGNA Corp	5.125	06/15/20	88,124

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		CIGNA Corp	4.500%	03/15/21	$1,055,141
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	542,851
525,000		Hartford Financial Services Group, Inc	5.500	03/30/20	561,064
275,000		Hartford Financial Services Group, Inc	6.625	03/30/40	283,992
975,000		HCA, Inc	5.875	03/15/22	976,219
250,000		Lincoln National Corp	7.000	06/15/40	293,604
1,500,000		Markel Corp	5.350	06/01/21	1,564,072
550,000		Metlife, Inc	5.000	06/15/15	608,299
525,000		Metlife, Inc	6.750	06/01/16	623,733
275,000		Metlife, Inc	5.700	06/15/35	319,876
600,000	g	Principal Life Global Funding I	5.125	10/15/13	628,325
650,000		Prudential Financial, Inc	6.200	11/15/40	731,151
300,000	g	Prudential Funding LLC	6.750	09/15/23	322,166
300,000		Travelers Cos, Inc	5.800	05/15/18	362,374
75,000		Travelers Cos, Inc	5.900	06/02/19	90,812
100,000		Unum Group	5.625	09/15/20	105,835
275,000		WellPoint, Inc	5.850	01/15/36	318,108
2,000,000		Willis Group Holdings plc	4.125	03/15/16	2,032,974
150,000		WR Berkley Corp	5.375	09/15/20	157,543

		TOTAL INSURANCE			13,917,855

MATERIALS - 3.2%
300,000		3M Co	5.700	03/15/37	383,203
350,000		Air Products & Chemicals, Inc	4.150	02/01/13	360,527
75,000		Airgas, Inc	4.500	09/15/14	80,334
250,000		Airgas, Inc	7.125	10/01/18	271,240
1,000,000		Albemarle Corp	4.500	12/15/20	1,075,312
750,000	g,h	Anglo American Capital plc	2.625	04/03/17	750,803
325,000	g	Anglo American Capital plc	4.450	09/27/20	336,137
560,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	576,426
440,000		ArcelorMittal	4.500	02/25/17	441,287
500,000		ArcelorMittal	9.850	06/01/19	601,640
425,000		ArcelorMittal	6.250	02/25/22	429,717
537,000		Ball Corp	7.125	09/01/16	585,330
120,000		Ball Corp	7.375	09/01/19	132,600
1,000,000		Ball Corp	5.750	05/15/21	1,062,500
1,000,000	g	Barrick Gold Corp	3.850	04/01/22	994,444
850,000		Barrick North America Finance LLC	4.400	05/30/21	895,951
750,000	g	Braskem America Finance Co	7.125	07/22/41	752,625
1,500,000		Celanese US Holdings LLC	6.625	10/15/18	1,597,500
777,500	g	Cemex SAB de C.V.	9.000	01/11/18	732,794
1,500,000		CF Industries, Inc	7.125	05/01/20	1,786,875
500,000		Cliffs Natural Resources, Inc	6.250	10/01/40	530,964
325,000	g	CommScope, Inc	8.250	01/15/19	346,125
800,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	819,596
750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	765,959
1,385,000		Crown Americas LLC	6.250	02/01/21	1,488,875
500,000		Domtar Corp	4.400	04/01/22	494,089
469,000		Dow Chemical Co	4.125	11/15/21	482,481
250,000	g	Fibria Overseas Finance Ltd	6.750	03/03/21	255,625
500,000		Fibria Overseas Finance Ltd	7.500	05/04/20	528,150
1,250,000		Freeport-McMoRan Copper & Gold, Inc	1.400	02/13/15	1,245,258

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$375,000		Freeport-McMoRan Copper & Gold, Inc	3.550%	03/01/22	$360,157
750,000	g	Georgia-Pacific LLC	8.250	05/01/16	827,211
975,000		Graphic Packaging International, Inc	9.500	06/15/17	1,082,250
250,000		International Paper Co	7.300	11/15/39	304,363
400,000		International Paper Co	6.000	11/15/41	434,189
455,000	g	Longview Fibre Paper & Packaging, Inc	8.000	06/01/16	463,531
2,000,000	g,h	LyondellBasell Industries NV	5.000	04/15/19	2,000,000
75,000		Martin Marietta Materials, Inc	6.600	04/15/18	81,656
750,000		Newmont Mining Corp	3.500	03/15/22	722,558
375,000		Newmont Mining Corp	4.875	03/15/42	348,906
200,000		Praxair, Inc	5.250	11/15/14	222,820
500,000		Praxair, Inc	2.450	02/15/22	480,889
1,450,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	1,490,926
680,000	g	Rock-Tenn Co	4.450	03/01/19	683,055
820,000	g	Rock-Tenn Co	4.900	03/01/22	818,797
250,000	g	Sappi Papier Holding AG.	6.625	04/15/21	233,750
500,000	g	Silgan Holdings, Inc	5.000	04/01/20	497,500
500,000		Solutia, Inc	7.875	03/15/20	586,250
1,000,000		Teck Resources Ltd	10.250	05/15/16	1,145,100
125,000		Teck Resources Ltd	6.000	08/15/40	131,632
900,000		Teck Resources Ltd	5.200	03/01/42	853,850
355,000	g,h	USG Corp	7.875	03/30/20	355,444
500,000	g	Verso Paper Holdings LLC	11.750	01/15/19	515,000
350,000	g	Xstrata Canada Financial Corp	4.950	11/15/21	366,675

		TOTAL MATERIALS			35,810,876

MEDIA - 2.2%
1,000,000		AMC Entertainment, Inc	8.750	06/01/19	1,047,500
1,000,000		Cablevision Systems Corp	8.625	09/15/17	1,088,750
200,000		CBS Corp	4.300	02/15/21	209,638
1,100,000		CCO Holdings LLC	7.000	01/15/19	1,166,000
1,300,000		CCO Holdings LLC	6.500	04/30/21	1,345,500
1,462,000		Cinemark USA, Inc	8.625	06/15/19	1,622,820
446,000		CSC Holdings LLC	8.500	04/15/14	496,175
750,000		DIRECTV Holdings LLC	7.625	05/15/16	785,625
750,000	g	DIRECTV Holdings LLC	2.400	03/15/17	743,344
1,500,000	g	DIRECTV Holdings LLC	3.800	03/15/22	1,479,408
1,250,000	g	DIRECTV Holdings LLC	5.150	03/15/42	1,217,730
250,000		Interpublic Group of Cos, Inc	6.250	11/15/14	272,500
1,000,000		Lamar Media Corp	9.750	04/01/14	1,125,000
2,935,000		Lamar Media Corp	7.875	04/15/18	3,210,156
100,000		NBC Universal Media LLC	5.150	04/30/20	113,180
2,000,000		NBC Universal Media LLC	4.375	04/01/21	2,142,290
100,000		News America, Inc	7.250	05/18/18	120,977
125,000		News America, Inc	7.625	11/30/28	144,133
90,000		News America, Inc	6.550	03/15/33	98,780
250,000		News America, Inc	6.200	12/15/34	277,255
325,000		News America, Inc	6.650	11/15/37	378,832
250,000		News America, Inc	6.900	08/15/39	296,277
963,000		Nielsen Finance LLC	7.750	10/15/18	1,061,708
350,000		Time Warner Cable, Inc	8.750	02/14/19	456,262
625,000		Time Warner Cable, Inc	8.250	04/01/19	799,314

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		Time Warner, Inc	3.150%	07/15/15	$264,754
1,000,000		Time Warner, Inc	4.700	01/15/21	1,092,524
275,000		Time Warner, Inc	6.500	11/15/36	319,099
1,500,000		Viacom, Inc	1.250	02/27/15	1,498,464
700,000		Viacom, Inc	2.500	12/15/16	716,493

		TOTAL MEDIA			25,590,488

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
600,000	g	Aristotle Holding, Inc	2.100	02/12/15	607,394
625,000	g	Aristotle Holding, Inc	3.900	02/15/22	631,716
250,000		Merck & Co, Inc	3.875	01/15/21	274,501
1,000,000	g	Mylan, Inc	7.625	07/15/17	1,100,000
1,000,000	g	Mylan, Inc	7.875	07/15/20	1,115,000
910,000		NBTY, Inc	9.000	10/01/18	1,002,138
135,000		Novartis Capital Corp	4.125	02/10/14	143,798
150,000		Novartis Capital Corp	2.900	04/24/15	159,836
175,000		Pfizer, Inc	5.350	03/15/15	197,839
2,000,000		Sanofi-Aventis S.A.	2.625	03/29/16	2,094,138
220,000		Schering-Plough Corp	6.550	09/15/37	300,643
1,055,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	1,068,188
555,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	552,225

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			9,247,416

REAL ESTATE - 1.2%
100,000		AMB Property LP	7.625	08/15/14	111,254
150,000		AMB Property LP	4.500	08/15/17	154,517
100,000		Brandywine Operating Partnership LP	7.500	05/15/15	111,211
1,250,000		Brandywine Operating Partnership LP	4.950	04/15/18	1,274,640
170,000		Camden Property Trust	4.625	06/15/21	174,734
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,035,918
500,000		Developers Diversified Realty Corp	7.875	09/01/20	591,327
835,000		DuPont Fabros Technology LP	8.500	12/15/17	918,500
25,000		Federal Realty Investment Trust	5.650	06/01/16	27,548
1,325,000		Health Care REIT, Inc	3.625	03/15/16	1,344,626
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	204,713
1,783,000		Highwoods Properties, Inc	5.850	03/15/17	1,894,980
1,000,000		Host Hotels & Resorts LP	5.875	06/15/19	1,053,750
125,000		Kilroy Realty Corp	5.000	11/03/15	133,179
250,000		Kilroy Realty LP	4.800	07/15/18	259,759
300,000		National Retail Properties, Inc	5.500	07/15/21	312,378
150,000		Regency Centers LP	5.250	08/01/15	161,555
25,000		Regency Centers LP	5.875	06/15/17	27,959
25,000		Simon Property Group LP	5.250	12/01/16	28,272
825,000		Simon Property Group LP	2.800	01/30/17	844,741
210,000		Simon Property Group LP	10.350	04/01/19	289,270
1,000,000		Simon Property Group LP	3.375	03/15/22	964,406
185,000		Ventas Realty LP	3.125	11/30/15	189,807
100,000		Ventas Realty LP	4.250	03/01/22	97,170
200,000		Washington Real Estate Investment Trust	4.950	10/01/20	208,905
750,000	g	Yanlord Land Group Ltd	10.625	03/29/18	665,625

		TOTAL REAL ESTATE			13,080,744

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

RETAILING - 1.0%
$907,000		Amerigas Partners LP	6.500%	05/20/21	$920,605
1,500,000		Ferrellgas LP	6.500	05/01/21	1,353,750
1,000,000		Limited Brands, Inc	7.000	05/01/20	1,115,000
625,000		Limited Brands, Inc	6.625	04/01/21	677,344
810,000		Limited Brands, Inc	5.625	02/15/22	817,088
1,805,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	2,071,330
325,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	325,947
150,000		Nordstrom, Inc	4.000	10/15/21	159,597
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	310,982
1,500,000	g	QVC, Inc	7.125	04/15/17	1,597,500
250,000		Staples, Inc	9.750	01/15/14	284,052
500,000		Target Corp	2.900	01/15/22	494,185
250,000		Wal-Mart Stores, Inc	5.000	10/25/40	276,725
700,000		Wal-Mart Stores, Inc	5.625	04/15/41	847,258

		TOTAL RETAILING			11,251,363

SOFTWARE & SERVICES - 0.7%
100,000		Fidelity National Information Services, Inc	7.625	07/15/17	109,500
3,000,000	g	Fidelity National Information Services, Inc	5.000	03/15/22	2,955,000
750,000		International Business Machines Corp	0.550	02/06/15	746,087
950,000		International Business Machines Corp	1.250	02/06/17	942,381
500,000	g,h	Lawson Software, Inc	9.375	04/01/19	517,500
165,000		Microsoft Corp	0.875	09/27/13	166,210
200,000		Oracle Corp	5.750	04/15/18	243,142
185,000		Oracle Corp	3.875	07/15/20	203,653
400,000	g	Sophia LP	9.750	01/15/19	427,000
500,000		SunGard Data Systems, Inc	4.875	01/15/14	513,750
1,000,000		SunGard Data Systems, Inc	7.375	11/15/18	1,062,500

		TOTAL SOFTWARE & SERVICES			7,886,723

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
785,000		Brocade Communications Systems, Inc	6.625	01/15/18	824,250
287,000		Brocade Communications Systems, Inc	6.875	01/15/20	316,418
350,000		Hewlett-Packard Co	4.750	06/02/14	374,418
1,160,000		Jabil Circuit, Inc	5.625	12/15/20	1,218,000
112,000		L-3 Communications Corp	6.375	10/15/15	114,660
1,000,000		L-3 Communications Corp	4.950	02/15/21	1,046,086
1,000,000		NII Capital Corp	7.625	04/01/21	977,500
500,000	g	PCCW-HKT Capital No 3 Ltd	5.250	07/20/15	532,944
500,000		Scientific Games Corp	8.125	09/15/18	544,375
814,000		Scientific Games Corp	9.250	06/15/19	901,505
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,001,759
525,000		Xerox Corp	8.250	05/15/14	592,824
375,000		Xerox Corp	2.950	03/15/17	378,929

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			8,823,668

TELECOMMUNICATION SERVICES - 1.5%
1,150,000		American Tower Corp	4.700	03/15/22	1,159,243
2,250,000		AT&T, Inc	2.950	05/15/16	2,377,634
275,000		AT&T, Inc	6.150	09/15/34	317,243
800,000		AT&T, Inc	6.300	01/15/38	940,235

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Axiata SPV1 (Labuan) Ltd	5.375%	04/28/20	$527,292
85,000		BellSouth Corp	6.550	06/15/34	97,030
550,000		Cellco Partnership	8.500	11/15/18	755,163
500,000		Cricket Communications, Inc	7.750	05/15/16	527,500
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	742,322
425,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	401,492
1,000,000		Intelsat Bermuda Ltd	11.250	02/04/17	1,040,000
1,050,000	g	Oi S.A.	5.750	02/10/22	1,080,187
500,000		Qwest Communications International, Inc	7.125	04/01/18	533,750
75,000		Telecom Italia Capital S.A.	6.999	06/04/18	79,875
75,000		Telecom Italia Capital S.A.	7.175	06/18/19	79,875
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	995,357
370,000	g	Telefonica Moviles Chile S.A.	2.875	11/09/15	369,705
500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	566,384
885,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	909,780
275,000		Verizon Communications, Inc	5.250	04/15/13	288,304
210,000		Verizon Communications, Inc	8.750	11/01/18	284,975
225,000		Verizon Communications, Inc	8.950	03/01/39	347,695
275,000		Verizon Virginia, Inc	4.625	03/15/13	285,342
750,000	g	Vimpelcom Holdings	7.504	03/01/22	727,500
207,000		Virgin Media Finance plc	9.500	08/15/16	233,393
500,000		Virgin Media Secured Finance plc	5.250	01/15/21	537,504
400,000		Windstream Corp	7.750	10/15/20	428,000

		TOTAL TELECOMMUNICATION SERVICES			16,632,780

TRANSPORTATION - 1.2%
655,000	g	Asciano Finance	5.000	04/07/18	676,527
750,000	g	Bombardier, Inc	7.500	03/15/18	825,000
600,000	g	Bombardier, Inc	7.750	03/15/20	669,000
500,000		Bristow Group, Inc	7.500	09/15/17	522,500
750,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	737,443
725,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	756,282
1,000,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	945,391
1,000,000	g	DP World Ltd	6.850	07/02/37	965,000
150,000		Embraer Overseas Ltd	6.375	01/15/20	165,195
580,000	g	Gulfmark Offshore, Inc	6.375	03/15/22	582,900
500,000		Hertz Corp	7.500	10/15/18	530,625
1,000,000		Hertz Corp	7.375	01/15/21	1,065,000
625,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	692,188
875,000		Norfolk Southern Corp	3.000	04/01/22	860,262
300,000		Norfolk Southern Corp	5.590	05/17/25	352,748
640,000	g	TAM Capital 3, Inc	8.375	06/03/21	673,600
580,000	g	Transnet Ltd	4.500	02/10/16	600,369
262,000		Union Pacific Corp	4.163	07/15/22	283,079
500,000		Union Pacific Corp	4.750	09/15/41	510,065

		TOTAL TRANSPORTATION			12,413,174

UTILITIES - 3.6%
726,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	773,190
500,000		AES Corp	7.750	03/01/14	540,000
1,750,000		AES Corp	8.000	10/15/17	1,970,938
305,000	g	AES Gener S.A.	5.250	08/15/21	321,775

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$350,000		AGL Capital Corp	5.250%	08/15/19	$396,285
365,000		Alliant Energy Corp	4.000	10/15/14	385,911
250,000		Atmos Energy Corp	8.500	03/15/19	327,067
1,000,000	g	Calpine Corp	7.250	10/15/17	1,060,000
750,000	g	Calpine Corp	7.500	02/15/21	800,625
705,000	g	Calpine Corp	7.875	01/15/23	761,400
190,000		Carolina Power & Light Co	5.125	09/15/13	202,290
250,000		Carolina Power & Light Co	5.300	01/15/19	293,946
275,000		Carolina Power & Light Co	5.700	04/01/35	324,473
200,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	221,906
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	343,934
300,000		CenterPoint Energy Resources Corp	5.850	01/15/41	341,519
750,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	820,875
1,500,000	g,h	CEZ AS.	4.250	04/03/22	1,491,825
775,000	g,h	CEZ AS.	5.625	04/03/42	773,737
500,000	g,h	China Resources Gas Group Ltd	4.500	04/05/22	491,390
1,000,000		CMS Energy Corp	5.050	03/15/22	1,006,260
450,000	g	Colbun S.A.	6.000	01/21/20	478,186
625,000	g	Comision Federal de Electricidad	5.750	02/14/42	624,375
375,000	g	Comision Federal Electricidad	4.875	05/26/21	397,500
1,895,000		Commonwealth Edison Co	4.000	08/01/20	2,045,512
200,000		Commonwealth Edison Co	5.900	03/15/36	242,682
200,000		Connecticut Light & Power Co	5.500	02/01/19	234,439
575,000		Crosstex Energy, Inc	8.875	02/15/18	610,937
300,000		Dominion Resources, Inc	4.900	08/01/41	314,739
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	223,103
1,000,000		Duke Energy Corp	3.950	09/15/14	1,070,432
250,000		Indiana Michigan Power Co	7.000	03/15/19	306,342
765,000	g	Instituto Costarricense de Electricidad	6.950	11/10/21	803,250
125,000		Integrys Energy Group, Inc	4.170	11/01/20	130,045
1,125,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,159,744
100,000	g	Kansas Gas & Electric	6.700	06/15/19	123,654
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,053,333
715,000	g	KMG Finance Sub BV	6.375	04/09/21	789,753
870,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	901,788
350,000		LG&E and KU Energy LLC	3.750	11/15/20	348,510
250,000		Midamerican Energy Holdings Co	5.950	05/15/37	291,965
250,000		National Fuel Gas Co	5.250	03/01/13	258,918
250,000		Nevada Power Co	6.650	04/01/36	319,993
1,000,000		Nevada Power Co	5.450	05/15/41	1,142,071
1,000,000		NRG Energy, Inc	7.375	01/15/17	1,040,000
500,000	g	Oncor Electric Delivery Co LLC	4.550	12/01/41	451,588
50,000		ONEOK Partners LP	5.900	04/01/12	50,000
325,000		Pacific Gas & Electric Co	8.250	10/15/18	430,222
150,000		PacifiCorp	6.000	01/15/39	185,263
250,000		Pepco Holdings, Inc	2.700	10/01/15	254,551
1,500,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	1,571,250
500,000		PG&E Corp	5.750	04/01/14	544,868
50,000		Potomac Electric Power Co	7.900	12/15/38	76,331
275,000		Progress Energy, Inc	7.050	03/15/19	340,130
550,000		Public Service Co of Colorado	4.750	08/15/41	596,539
400,000		Public Service Co of Oklahoma	5.150	12/01/19	449,182

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,750,000		Questar Market Resources, Inc	6.875%	03/01/21	$1,933,750
500,000		Sabine Pass LNG LP	7.500	11/30/16	536,250
150,000		San Diego Gas & Electric Co	3.000	08/15/21	153,473
300,000		San Diego Gas & Electric Co	3.950	11/15/41	290,164
175,000		Veolia Environnement	5.250	06/03/13	182,378
420,000		Virginia Electric and Power Co	2.950	01/15/22	415,827
225,000		Williams Partners LP	3.800	02/15/15	239,085
1,000,000	g	Wpd Investment Holdings Ltd	3.900	05/01/16	1,040,423
300,000		Xcel Energy, Inc	4.800	09/15/41	314,951

		TOTAL UTILITIES			38,616,842

		TOTAL CORPORATE BONDS			412,228,193
		(Cost $395,382,310)

GOVERNMENT BONDS - 42.4%

AGENCY SECURITIES - 0.3%
1,597,263		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,787,337
1,000,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	1,013,927
415,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	432,886

		TOTAL AGENCY SECURITIES			3,234,150

FOREIGN GOVERNMENT BONDS - 5.9%
6,450,000	g	Bank of Montreal	2.625	01/25/16	6,763,838
1,235,000		Brazilian Government International Bond	4.875	01/22/21	1,398,020
500,000		Brazilian Government International Bond	5.625	01/07/41	576,250
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,082,976
1,275,000		Canada Government International Bond	0.875	02/14/17	1,259,541
3,000,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	3,035,976
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,843,373
215,000		Chile Government International Bond	3.875	08/05/20	231,125
475,000		Colombia Government International Bond	4.375	07/12/21	516,562
400,000		Colombia Government International Bond	6.125	01/18/41	490,000
540,000	g	Croatia Government International Bond	6.375	03/24/21	518,400
260,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	274,950
500,000		Egypt Government AID Bonds	4.450	09/15/15	561,745
1,776,000		Eksportfinans ASA	2.000	09/15/15	1,575,738
778,000	g	Eskom Holdings Ltd	5.750	01/26/21	816,900
275,000		European Investment Bank	4.875	02/15/36	297,378
500,000		Export Development Canada	2.250	05/28/15	525,056
240,000		Export-Import Bank of Korea	3.750	10/20/16	247,571
525,000		Export-Import Bank of Korea	5.125	06/29/20	562,714
100,000		Federative Republic of Brazil	6.000	01/17/17	118,500
333,333		Federative Republic of Brazil	8.000	01/15/18	397,833
500,000		Hungary Government International Bond	4.750	02/03/15	470,000
750,000		Israel Government International Bond	4.000	06/30/22	741,725
225,000		Italy Government International Bond	5.375	06/12/17	230,798
180,000		Italy Government International Bond	6.875	09/27/23	189,090
3,000,000		KFW	2.625	01/25/22	2,973,501
750,000	g	Lithuania Government International Bond	5.125	09/14/17	780,000
765,000	g	Lithuania Government International Bond	6.625	02/01/22	847,238
750,000		Mexico Government International Bond	3.625	03/15/22	766,875

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Mexico Government International Bond	6.750%	09/27/34	$192,750
250,000		Mexico Government International Bond	4.750	03/08/44	245,000
500,000	g	Namibia International Bonds	5.500	11/03/21	523,750
575,000	g	National Bank of Canada	1.650	01/30/14	584,984
3,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	2,983,023
500,000		Panama Government International Bond	5.200	01/30/20	573,250
135,000		Peruvian Government International Bond	7.350	07/21/25	184,410
500,000		Philippine Government International Bond	5.500	03/30/26	569,375
300,000		Philippine Government International Bond	5.000	01/13/37	312,750
420,000		Poland Government International Bond	3.875	07/16/15	441,294
1,183,000		Poland Government International Bond	5.125	04/21/21	1,263,444
500,000		Poland Government International Bond	5.000	03/23/22	527,010
750,000		Province of British Columbia Canada	2.850	06/15/15	797,929
1,400,000		Province of Ontario Canada	4.100	06/16/14	1,506,982
500,000		Province of Ontario Canada	2.950	02/05/15	530,067
1,750,000		Province of Ontario Canada	2.700	06/16/15	1,846,509
5,000,000		Province of Ontario Canada	2.300	05/10/16	5,178,040
620,000		Province of Quebec Canada	4.625	05/14/18	720,062
1,000,000		Province of Quebec Canada	3.500	07/29/20	1,074,816
3,000,000		Province of Quebec Canada	2.750	08/25/21	3,011,580
500,000		Qatar Government International Bond	5.250	01/20/20	551,250
500,000	g	Qatar Government International Bond	4.500	01/20/22	521,900
750,000	g	Republic of Ghana	8.500	10/04/17	858,750
770,000	g	Republic of Indonesia	4.875	05/05/21	834,488
433,333		Republic of Serbia	6.750	11/01/24	430,083
840,000	g	Romanian Government International Bond	6.750	02/07/22	877,800
240,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	249,600
750,000	g,h	Russian Foreign Bond - Eurobond	3.250	04/04/17	750,375
320,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	341,072
220,000	g,h	Russian Foreign Bond - Eurobond	4.500	04/04/22	219,340
370,000	g,h	Russian Foreign Bond - Eurobond	5.625	04/04/42	367,040
400,000		South Africa Government International Bond	5.875	05/30/22	456,000
750,000		South Africa Government International Bond	4.665	01/17/24	766,875
75,000		South Africa Government International Bond	6.250	03/08/41	87,750
270,000	g	Sri Lanka Government International Bond	6.250	07/27/21	268,723
395,000		Turkey Government International Bond	5.125	03/25/22	392,037
1,150,000		Turkey Government International Bond	6.250	09/26/22	1,236,250
465,000		Turkey Government International Bond	6.750	05/30/40	506,850
152,000		United Mexican States	5.875	02/17/14	165,072
300,000		United Mexican States	5.950	03/19/19	359,700
500,000		United Mexican States	5.125	01/15/20	573,750

		TOTAL FOREIGN GOVERNMENT BONDS			64,975,403

MORTGAGE BACKED - 25.4%
1,430,513		Federal Home Loan Mortgage Corp (FHLMC) (Interest Only)	4.000	06/15/34	147,576
403,043	i	FHLMC	2.380	02/01/36	424,575
1,264,661	i	FHLMC	2.571	07/01/36	1,343,014
358,950	i	FHLMC	2.540	09/01/36	386,398
280,976	i	FHLMC	2.645	09/01/36	297,445
248,923	i	FHLMC	5.729	02/01/37	268,457
498,565	i	FHLMC	2.887	03/01/37	532,595
68,200	i	FHLMC	5.969	04/01/37	74,170

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$51,954	i	FHLMC	5.748%	05/01/37	$56,111
1,051,866	i	FHLMC	5.573	06/01/37	1,113,393
373,148	i	FHLMC	5.221	08/01/37	399,119
1,123,687		FHLMC	5.500	08/01/39	1,237,329
31,586		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	34,400
486,322		FGLMC	5.500	01/01/19	531,226
112,958		FGLMC	4.500	01/01/20	121,181
713,652		FGLMC	4.500	07/01/20	776,307
209,203		FGLMC	4.500	09/01/20	224,301
222,775		FGLMC	5.000	10/01/20	240,662
403,703		FGLMC	5.500	10/01/20	440,562
27,502		FGLMC	7.000	10/01/20	32,276
180,021		FGLMC	4.500	06/01/21	193,013
315,274		FGLMC	5.500	08/01/21	341,330
109,811		FGLMC	5.000	04/01/23	118,045
141,010		FGLMC	4.500	09/01/24	150,504
55,839		FGLMC	6.500	01/01/29	63,838
5,360		FGLMC	8.000	01/01/31	6,448
349,341		FGLMC	6.000	03/01/33	390,730
1,310,161	d	FGLMC	5.500	12/01/33	1,435,029
1,038,528		FGLMC	7.000	12/01/33	1,211,610
879,148		FGLMC	5.000	01/01/34	949,108
370,300		FGLMC	5.000	05/01/34	399,768
520,238		FGLMC	4.500	10/01/34	553,089
260,501		FGLMC	5.500	12/01/34	285,736
688,773		FGLMC	5.500	03/01/35	751,620
336,841		FGLMC	6.000	04/01/35	373,381
417,635		FGLMC	7.000	05/01/35	487,239
1,365,124		FGLMC	5.500	06/01/35	1,493,524
612,648		FGLMC	5.500	06/01/35	670,398
116,951		FGLMC	5.000	02/01/36	126,148
246,085		FGLMC	5.500	04/01/36	269,923
19,363		FGLMC	6.500	05/01/36	21,726
235,041		FGLMC	6.500	10/01/36	263,717
573,041		FGLMC	5.500	04/01/37	623,717
240,541		FGLMC	6.000	08/01/37	265,869
48,184		FGLMC	6.000	09/01/37	53,546
207,643		FGLMC	6.500	11/01/37	232,977
854,825		FGLMC	5.000	04/01/38	935,939
440,402		FGLMC	6.000	11/01/38	486,249
591,166		FGLMC	4.000	06/01/39	618,716
436,261		FGLMC	4.500	11/01/40	475,261
1,308,010		FGLMC	4.000	12/01/40	1,385,113
3,292,127		FGLMC	4.000	12/01/40	3,486,186
2,900,237		FGLMC	4.000	12/01/40	3,060,321
488,035		FGLMC	4.500	12/01/40	529,376
6,105,003		FGLMC	4.000	01/01/41	6,423,074
3,000,000	h	FGLMC	4.000	04/15/42	3,136,406
9,000,000	h	FGLMC	4.500	04/15/42	9,542,812
3,000,000	h	FGLMC	5.000	04/15/42	3,229,570
5,335		Federal National Mortgage Association (FNMA)	5.000	06/01/13	5,565
2,065,155		FNMA	4.777	02/01/14	2,158,124

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,646,688		FNMA	4.640%	11/01/14	$2,826,792
365,704		FNMA	4.563	01/01/15	388,429
55,514		FNMA	6.500	10/01/16	61,181
33,994		FNMA	6.500	11/01/16	37,465
161,222		FNMA	5.000	12/01/17	174,999
53,118		FNMA	6.500	02/01/18	58,724
144,426		FNMA	5.500	04/01/18	158,798
73,631		FNMA	5.500	05/01/18	80,958
69,991		FNMA	6.000	01/01/19	77,142
1,000,000		FNMA	4.000	02/25/19	1,067,738
449,115		FNMA	4.500	04/01/19	482,650
107,409		FNMA	4.500	06/01/19	115,429
162,449		FNMA	5.000	03/01/20	176,330
52,897		FNMA	4.500	11/01/20	56,847
58,015		FNMA	4.500	12/01/20	63,289
149,490		FNMA	5.000	12/01/20	162,404
255,636		FNMA	5.000	03/01/21	277,480
21,247		FNMA	8.000	03/01/23	24,249
276,157		FNMA	5.500	02/01/24	303,827
364,198		FNMA	4.000	05/01/24	386,100
632,049		FNMA	5.500	07/01/24	694,984
272,577		FNMA	4.500	08/01/24	291,908
1,353,545		FNMA	5.000	10/01/25	1,480,556
12,109		FNMA	9.000	11/01/25	14,716
16,000,000	h	FNMA	3.000	04/25/27	16,562,499
1,000,000	h	FNMA	4.000	04/25/27	1,059,531
11,801		FNMA	7.500	01/01/29	13,955
291,707		FNMA	7.000	07/01/32	338,157
58,769		FNMA	5.000	02/01/33	63,632
457,782		FNMA	4.500	03/25/33	484,471
187,004		FNMA	5.000	07/01/33	202,478
807,117		FNMA	5.500	07/01/33	886,979
529,344		FNMA	4.500	08/01/33	564,258
610,702		FNMA	4.500	10/01/33	650,983
204,840		FNMA	5.000	10/01/33	221,788
278,199		FNMA	5.000	10/01/33	301,218
629,831		FNMA	5.000	11/01/33	700,150
612,883		FNMA	5.000	11/01/33	681,311
367,478		FNMA	5.500	12/01/33	403,839
163,713		FNMA	5.500	12/01/33	179,911
491,926		FNMA	5.000	03/01/34	532,629
113,172		FNMA	5.000	03/01/34	122,536
116,321		FNMA	5.000	03/01/34	125,946
96,053		FNMA	5.000	03/01/34	104,001
956,853		FNMA	5.000	03/01/34	1,036,025
783,446		FNMA	5.000	04/01/34	847,902
1,819,716		FNMA	5.000	08/01/34	1,973,038
348,843		FNMA	6.000	08/01/34	389,715
125,028		FNMA	6.000	12/01/34	139,627
280,801		FNMA	5.500	01/01/35	308,586
600,720		FNMA	5.500	02/01/35	660,159
226,851		FNMA	6.000	04/01/35	252,331

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,622,311		FNMA	5.500%	05/01/35	$1,795,507
2,524,749		FNMA	5.500	05/01/35	2,794,289
798,633		FNMA	6.000	05/01/35	886,962
22,732		FNMA	7.500	06/01/35	25,207
411,785		FNMA	6.000	07/01/35	455,913
432,783		FNMA	5.000	08/01/35	467,984
1,376,104		FNMA	5.000	10/01/35	1,488,030
120,158		FNMA	5.000	10/01/35	129,931
351,448		FNMA	5.500	12/01/35	384,795
359,821		FNMA	5.000	02/01/36	389,087
392,372		FNMA	6.000	03/01/36	433,438
367,473		FNMA	5.000	04/01/36	397,246
762,684		FNMA	6.000	04/01/36	842,509
256,747		FNMA	6.500	04/01/36	288,416
377,911	i	FNMA	2.385	07/01/36	399,511
563,909	i	FNMA	2.653	09/01/36	604,869
213,519		FNMA	6.500	09/01/36	240,856
251,175		FNMA	6.000	12/01/36	277,464
119,756		FNMA	7.000	02/01/37	137,271
368,872		FNMA	6.500	03/01/37	416,100
36,487		FNMA	7.000	04/01/37	41,824
145,656		FNMA	6.500	08/01/37	164,396
114,249		FNMA	6.500	08/01/37	128,877
42,887		FNMA	6.000	09/01/37	48,112
57,721		FNMA	6.000	09/01/37	64,755
67,827		FNMA	6.000	09/01/37	76,092
78,549		FNMA	6.000	09/01/37	88,120
306,492		FNMA	6.500	09/01/37	344,297
97,432		FNMA	6.500	09/01/37	109,480
158,833		FNMA	6.500	09/01/37	178,425
352,462		FNMA	6.500	09/01/37	395,937
98,119		FNMA	6.500	09/01/37	110,682
154,552	i	FNMA	5.904	10/01/37	165,476
3,330,441		FNMA	6.000	11/01/37	3,672,768
114,416		FNMA	6.000	11/01/37	126,176
614,801		FNMA	6.000	11/01/38	677,994
253,588	d	FNMA	5.500	01/01/39	276,540
239,324		FNMA	6.000	01/01/39	263,924
331,084		FNMA	6.000	01/01/39	365,115
467,153		FNMA	4.500	02/01/39	497,017
967,296		FNMA	4.500	02/01/39	1,029,131
252,809		FNMA	5.500	02/01/39	275,690
8,293,378		FNMA	6.000	04/01/39	9,145,832
463,580		FNMA	4.500	05/01/39	493,215
515,603		FNMA	4.500	08/01/39	548,563
3,000,000		FNMA	4.000	02/25/40	3,200,839
1,772,000		FNMA	4.500	09/01/40	1,887,493
1,686,768		FNMA	4.500	09/01/40	1,796,706
4,692,564		FNMA	4.500	10/01/40	5,029,204
1,682,333		FNMA	4.000	11/01/40	1,765,016
1,832,171		FNMA	4.500	11/01/40	1,967,027
36,000,000	h	FNMA	4.000	04/25/42	37,743,750

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$13,000,000	h	FNMA	4.500%	04/25/42	$13,826,719
12,000,000	h	FNMA	5.000	04/25/42	12,961,874
3,000,000	h	FNMA	5.500	04/25/42	3,268,594
5,000,000	h	FNMA	6.000	04/25/42	5,508,594
21,000,000	h	FNMA	3.500	05/25/42	21,502,031
26,190		Government National Mortgage Association (GNMA)	7.500	11/15/23	30,623
4,781		GNMA	7.500	08/15/28	4,922
33,977		GNMA	6.500	12/15/28	39,720
82,277		GNMA	6.500	03/15/29	96,056
26,604		GNMA	8.500	10/20/30	32,638
8,749		GNMA	7.000	06/20/31	10,399
144,337		GNMA	5.000	02/15/33	159,856
128,895		GNMA	5.500	07/15/33	144,889
911,289		GNMA	5.000	09/15/33	1,009,271
203,902		GNMA	5.500	11/20/33	228,183
828,270		GNMA	5.500	02/20/35	925,867
287,447		GNMA	5.500	03/20/35	321,317
147,729		GNMA	6.000	10/20/36	166,791
155,638		GNMA	6.000	01/20/37	175,721
226,749		GNMA	6.000	02/20/37	256,007
418,792		GNMA	6.000	12/15/37	472,808
338,316		GNMA	5.000	04/15/38	374,057
347,786		GNMA	5.500	07/15/38	389,093
395,785		GNMA	5.500	07/20/38	440,318
146,897		GNMA	6.000	08/15/38	165,844
149,460		GNMA	6.000	08/20/38	168,278
698,843		GNMA	4.500	03/15/39	762,482
213,121		GNMA	5.000	07/20/39	234,970
257,128		GNMA	4.000	08/15/39	276,511
7,885,723		GNMA	4.500	01/20/41	8,605,057
2,000,000	h	GNMA	3.500	04/15/42	2,084,062
10,000,000	h	GNMA	4.000	04/15/42	10,731,250
1,000,000	h	GNMA	4.500	04/15/42	1,087,969
3,000,000	h	GNMA	5.000	04/15/42	3,313,125
1,000,000	h	GNMA	5.500	04/15/42	1,117,500
5,000,000	h	GNMA	4.500	04/20/42	5,438,282
3,000,000	h	GNMA	5.000	04/20/42	3,303,750

		TOTAL MORTGAGE BACKED			280,325,778

MUNICIPAL BONDS - 0.2%
600,000		Grant County Public Utility District No 2	5.630	01/01/27	695,826
775,000		State of California	7.625	03/01/40	1,009,407
775,000		State of Illinois	6.725	04/01/35	856,359

		TOTAL MUNICIPAL BONDS			2,561,592

U.S. TREASURY SECURITIES - 10.6%
3,902,500		United States Treasury Bond	5.250	02/15/29	5,109,836
11,450,000		United States Treasury Bond	5.375	02/15/31	15,400,250
507,000		United States Treasury Bond	4.500	02/15/36	618,857
742,500		United States Treasury Bond	4.750	02/15/41	946,339
14,130,000		United States Treasury Bond	4.375	05/15/41	16,986,916
9,784,000		United States Treasury Bond	3.125	11/15/41	9,384,999

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		United States Treasury Note	1.875%	06/15/12	$2,007,110
100,000		United States Treasury Note	0.250	10/31/13	99,906
830,000		United States Treasury Note	0.125	12/31/13	827,146
200,000		United States Treasury Note	0.250	01/31/14	199,711
1,585,000		United States Treasury Note	0.250	02/15/15	1,573,607
2,887,000		United States Treasury Note	2.500	04/30/15	3,057,512
9,502,000		United States Treasury Note	1.250	09/30/15	9,697,238
1,000,000		United States Treasury Note	2.375	03/31/16	1,062,109
8,840,000		United States Treasury Note	1.500	06/30/16	9,074,119
10,047,000		United States Treasury Note	0.875	02/28/17	9,976,360
18,830,000		United States Treasury Note	2.375	05/31/18	19,930,388
530,000		United States Treasury Note	1.750	10/31/18	538,405
280,000		United States Treasury Note	2.625	11/15/20	294,459
4,302,000		United States Treasury Note	8.000	11/15/21	6,534,669
3,610,200		United States Treasury Note	2.000	02/15/22	3,540,816

		TOTAL U.S. TREASURY SECURITIES			116,860,752

		TOTAL GOVERNMENT BONDS			467,957,675
		(Cost $450,353,925)

STRUCTURED ASSETS - 11.7%

ASSET BACKED - 5.4%
611,719		Accredited Mortgage Loan Trust	4.330	06/25/33	483,768
		Series - 2003 1 (Class A1)
1,000,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	1,024,570
		Series - 2011 1 (Class C)
2,676,613	i	Ameriquest Mortgage Securities	0.562	05/25/35	2,616,036
		Series - 0 R3 (Class A3D)
125,000	g,i,m	ARTS Ltd	0.724	06/15/13	118,750
		Series - 2005 BA (Class B)
375,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	386,646
		Series - 2010 5A (Class A)
1,038,263	i	Bear Stearns Asset Backed Securities Trust	0.612	11/25/39	931,013
		Series - 2005 SD3 (Class 2A1)
1,537,230	i	BNC Mortgage Loan Trust	0.342	05/25/37	1,390,959
		Series - 0 2 (Class A2)
994,412		Centex Home Equity	5.540	01/25/32	1,002,201
		Series - 2002 A (Class AF6)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	362,009
		Series - 2004 2 (Class 1M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	147,592
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	101,277
		Series - 2002 2 (Class MF2)
21,818		CIT Group Home Equity Loan Trust	6.830	06/25/33	145
		Series - 2002 2 (Class BF)
672,028	i	Countrywide Asset-Backed Certificates	0.662	02/25/36	666,488
		Series - 2005 11 (Class 3AV3)
1,774,554	i	Countrywide Asset-Backed Certificates	0.482	04/25/36	1,728,610
		Series - 2005 14 (Class 3A2)
780,837		Countrywide Asset-Backed Certificates	0.352	11/25/36	756,007
		Series - 0 S1 (Class)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$720,019	i	Countrywide Asset-Backed Certificates	5.683%	10/25/46	$721,279
		Series - 2006 15 (Class A2)
81,420	g	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	78,067
		Series - 2007 MX1 (Class A1)
1,025,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	1,066,955
		Series - 2011 LC1A (Class C)
2,650,000	i	First Franklin Mortgage Loan Asset Backed Certificates	0.682	03/25/35	2,483,405
		Series - 2005 FF2 (Class M2)
1,392,260	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	1,322,846
		Series - 2007 1A (Class AF3)
400,000		Ford Credit Auto Owner Trust	3.210	07/15/17	412,336
		Series - 2011 A (Class D)
59,363		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	59,053
		Series - 2006 HLTV (Class A3)
2,650,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	2,179,553
		Series - 2006 HLTV (Class A4)
1,123,510	i	HSI Asset Securitization Corp Trust	0.602	07/25/35	1,064,610
		Series - 2005 NC1 (Class 2A3)
3,002,984	i	HSI Asset Securitization Corp Trust	0.432	12/25/35	2,545,759
		Series - 2006 OPT1 (Class 2A3)
2,487,250	i	JP Morgan Mortgage Acquisition Corp	0.662	09/25/35	2,093,086
		Series - 2005 WMC1 (Class M1)
4,142,446	i	JP Morgan Mortgage Acquisition Corp	0.392	05/25/36	3,585,283
		Series - 2006 ACC1 (Class A4)
1,384,784		Lehman XS Trust	6.500	06/25/46	770,152
		Series - 2006 13 (Class 2A1)
4,628,354	i	Lehman XS Trust	0.402	08/25/46	3,623,788
		Series - 2006 GP4 (Class 3A2A)
1,001,520	i	Long Beach Mortgage Loan Trust	0.742	02/25/35	987,879
		Series - 2005 1 (Class M1)
19,738	i	Morgan Stanley ABS Capital I	0.282	01/25/37	19,526
		Series - 2007 HE2 (Class A2A)
1,934,589		Renaissance Home Equity Loan Trust	5.392	07/25/34	1,974,981
		Series - 2004 2 (Class AF4)
1,235,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	611,330
		Series - 2006 3 (Class AF3)
435,848		Residential Asset Mortgage Products, Inc	4.970	09/25/33	444,323
		Series - 2003 RZ5 (Class A7)
196,936	i	Residential Asset Mortgage Products, Inc	0.682	07/25/35	194,827
		Series - 2005 EFC2 (Class M1)
208,574	i	Residential Asset Securities Corp	6.489	10/25/30	190,777
		Series - 2001 KS2 (Class AI6)
160,187	i	Residential Asset Securities Corp	0.672	04/25/35	150,736
		Series - 2005 KS3 (Class M3)
1,850,000		Residential Funding Mortgage Securities II, Inc	6.130	09/25/35	1,092,847
		Series - 2005 HI3 (Class M5)
4,925,083		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	4,927,014
		Series - 2006 HI2 (Class A3)
732,299		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	697,825
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	465,066
		Series - 2006 HI1 (Class M1)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000		Residential Funding Mortgage Securities II, Inc	6.060%	02/25/36	$1,260,246
		Series - 2006 HI1 (Class M2)
911,190	i	SACO I, Inc	0.802	09/25/35	881,380
		Series - 2005 7 (Class A)
850,322	i	SACO I, Inc	0.802	11/25/35	758,247
		Series - 2005 8 (Class A1)
2,624,546	i	SACO I, Inc	1.002	11/25/35	2,353,417
		Series - 2005 8 (Class A3)
621,576		Saxon Asset Securities Trust	6.120	11/25/30	622,541
		Series - 2002 2 (Class AF6)
2,040,370	i	Securitized Asset Backed Receivables LLC Trust	0.392	03/25/36	1,988,010
		Series - 2006 NC2 (Class A2)
500,000	g	SLM Student Loan Trust	4.370	04/17/28	518,539
		Series - 2011 A (Class A2)
340,000	g	SLM Student Loan Trust	3.740	02/15/29	343,179
		Series - 2011 B (Class A2)
431,275	i	Soundview Home Equity Loan Trust	0.352	10/25/36	425,829
		Series - 2006 EQ1 (Class A2)
1,180,404	i	Structured Asset Investment Loan Trust	0.642	05/25/35	1,128,825
		Series - 2005 4 (Class M1)
1,146,893	i	Structured Asset Investment Loan Trust	0.522	12/25/35	1,125,208
		Series - 2005 10 (Class A5)
1,500,000	i	Structured Asset Securities Corp	0.722	07/25/35	676,081
		Series - 2005 WF3 (Class M1)
455,000	g	Vornado DP LLC	5.280	09/13/28	487,396
		Series - 2010 VNO (Class C)
732,956	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	666,990
		Series - 2006 N1 (Class N1)
186,748	g,i	Wachovia Loan Trust	0.602	05/25/35	145,063
		Series - 2005 SD1 (Class A)
127,593	i	Wells Fargo Home Equity Trust	0.382	07/25/36	115,054
		Series - 2006 2 (Class A3)
200,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	220,097
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			59,195,476

OTHER MORTGAGE BACKED - 6.3%
2,000,000	g,h	7 WTC Depositor LLC Trust	4.082	03/13/31	2,000,000
		Series - 2012 7WTC (Class A)
2,423,000	g,i	Banc of America Commercial Mortgage, Inc	5.320	07/10/43	2,345,563
		Series - 2005 2 (Class E)
800,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	850,240
		Series - 2006 4 (Class AM)
411,733	g,i	Banc of America Large Loan, Inc	0.502	03/15/22	409,705
		Series - 2005 MIB1 (Class B)
1,231,665	g,i	Banc of America Large Loan, Inc	0.552	03/15/22	1,207,123
		Series - 2005 MIB1 (Class C)
184,000	g,i	Banc of America Large Loan, Inc	0.602	03/15/22	178,954
		Series - 2005 MIB1 (Class D)
152,000	g,i	Banc of America Large Loan, Inc	0.642	03/15/22	147,679
		Series - 2005 MIB1 (Class E)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,174,077	g,i	Banc of America Large Loan, Inc	5.898%	02/15/51	$2,251,618
		Series - 2010 UB3 (Class A4B3)
94,186		Bank of America Alternative Loan Trust	5.500	09/25/19	94,231
		Series - 2004 8 (Class 3A1)
921,554		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	854,323
		Series - 2005 AC2 (Class 1A)
200,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	224,845
		Series - 2006 PW14 (Class A4)
330,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	351,433
		Series - 2006 PW13 (Class AM)
100,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	107,052
		Series - 2006 T24 (Class AM)
115,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	130,922
		Series - 2007 PW17 (Class A4)
140,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	159,744
		Series - 2007 PW18 (Class A4)
728,067		Chase Mortgage Finance Corp	5.500	10/25/35	739,626
		Series - 2005 S2 (Class A25)
1,059,445		Citicorp Mortgage Securities, Inc	5.500	07/25/35	1,021,690
		Series - 2005 4 (Class 1A7)
500,000		Citicorp Mortgage Securities, Inc	5.750	11/25/36	503,056
		Series - 2006 6 (Class A2)
647,974		Citicorp Mortgage Securities, Inc	6.000	05/25/37	652,964
		Series - 2007 4 (Class 1A7)
48,464	g,i	Citigroup Commercial Mortgage Trust	0.382	04/15/22	45,960
		Series - 2007 FL3A (Class A2)
2,340,000	g	Commercial Mortgage Pass Through Certificates	4.305	12/10/24	2,360,424
		Series - 2011 STRT (Class B)
1,625,000	g	Commercial Mortgage Pass Through Certificates	4.755	12/10/24	1,642,690
		Series - 2011 STRT (Class C)
560,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	577,422
		Series - 2007 C9 (Class AM)
415,758		Countrywide Alternative Loan Trust	5.500	08/25/16	426,420
		Series - 2004 30CB (Class 1A15)
213,297		Countrywide Alternative Loan Trust	5.500	09/25/35	212,610
		Series - 2005 34CB (Class 1A6)
1,713,367		Countrywide Alternative Loan Trust	5.500	10/25/35	151,239
		Series - 2005 42CB (Class A12)
2,013,765	i	Countrywide Alternative Loan Trust	0.412	05/25/36	1,523,336
		Series - 2006 OC3 (Class 2A2)
1,977,667	i	Countrywide Alternative Loan Trust	0.382	07/25/46	1,922,462
		Series - 2006 OA8 (Class 2A2)
155,642		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	152,623
		Series - 2005 12 (Class 1A5)
1,635,140	i	Countrywide Home Loan Mortgage Pass Through Trust	0.542	08/25/35	1,535,117
		Series - 2005 J2 (Class 3A6)
393,462		Countrywide Home Loan Mortgage Pass Through Trust	4.500	09/25/35	394,533
		Series - 2005 J3 (Class 2A3)
2,743,012		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	2,758,378
		Series - 2005 17 (Class 1A10)
57,516		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	57,834
		Series - 2005 J3 (Class 1A1)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$142,839	g,i	Credit Suisse Mortgage Capital Certificates	0.422%	04/15/22	$128,644
		Series - 2007 TF2A (Class A1)
725,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	804,097
		Series - 2006 OMA (Class D)
2,400,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	2,362,841
		Series - 2009 RR1 (Class A3C)
170,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	173,643
		Series - 2003 C3 (Class B)
977,306	g	DBUBS Mortgage Trust	3.742	11/10/46	1,038,987
		Series - 2011 LC1A (Class A1)
1,855,000	i	Greenwich Capital Commercial Funding Corp	5.883	07/10/38	1,931,018
		Series - 2006 GG7 (Class AM)
430,000	g	GS Mortgage Securities Corp II	5.148	08/10/43	461,260
		Series - 2010 C1 (Class B)
305,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	303,358
		Series - 2010 C2 (Class C)
515,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	552,409
		Series - 2010 C2 (Class B)
100,000	g,i	HVB Mortgage Capital Corp	2.292	09/10/22	96,650
		Series - 2003 FL1A (Class J)
3,227,511	i	Impac CMB Trust	0.882	08/25/35	2,351,726
		Series - 2005 5 (Class A1)
4,321,949	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.617	07/15/19	4,192,472
		Series - 2007 FL1A (Class A1)
1,172,300	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.562	02/15/20	1,094,492
		Series - 2006 FL1A (Class D)
363,302	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	7.675	10/12/37	370,103
		Series - 2002 CIB5 (Class S1)
129,751	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	8.369	10/12/37	131,788
		Series - 2002 CIB5 (Class S2)
2,090,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	2,238,566
		Series - 2006 LDP8 (Class AM)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.252	07/15/46	311,411
		Series - 2011 C4 (Class C)
720,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	788,602
		Series - 2006 LDP9 (Class A3)
1,040,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.816	06/15/49	1,139,928
		Series - 2007 LD11 (Class A4)
85,688	i	JP Morgan Mortgage Trust	4.298	04/25/35	85,865
		Series - 2005 A2 (Class 5A1)
1,120,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,255,582
		Series - 2007 C1 (Class A4)
320,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	353,830
		Series - 2007 C2 (Class A3)
733,000		LB-UBS Commercial Mortgage Trust	5.455	02/15/40	757,125
		Series - 2007 C1 (Class AM)
75,000	i	LB-UBS Commercial Mortgage Trust	5.858	07/15/40	84,823
		Series - 2007 C6 (Class A4)
167,012		MASTER Asset Securitization Trust	5.000	05/25/35	168,393
		Series - 2005 1 (Class 2A5)
1,407,700		MASTR Alternative Loans Trust	5.500	02/25/35	1,048,997
		Series - 2005 1 (Class 6A5)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,459,000	i	Merrill Lynch Mortgage Investors, Inc	2.572%	12/25/35	$3,259,004
		Series - 2005 A9 (Class 2A1B)
241,897	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	255,891
		Series - 2005 CIP1 (Class AM)
1,445,000	i	Morgan Stanley Capital I	5.447	02/12/44	1,616,269
		Series - 2007 HQ11 (Class A4)
420,000		Morgan Stanley Capital I	5.364	03/15/44	460,575
		Series - 2007 IQ13 (Class A4)
82,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	74,924
		Series - 2011 C1 (Class D)
1,242,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	1,236,478
		Series - 2011 C1 (Class C)
125,000	i	Morgan Stanley Capital I	5.544	11/12/49	134,260
		Series - 2007 T25 (Class AM)
1,000,000	i	Nomura Asset Securities Corp	6.831	03/15/30	1,040,030
		Series - 1998 D6 (Class A2)
535,709	i	Opteum Mortgage Acceptance Corp	0.642	02/25/35	513,224
		Series - 2005 1 (Class A4)
1,145,000	g,i	RBSCF Trust	4.641	04/15/24	1,199,270
		Series - 2010 MB1 (Class B)
370,000	g,i	RBSCF Trust	4.674	04/15/24	354,384
		Series - 2010 MB1 (Class D)
880,893		Residential Accredit Loans, Inc	5.750	05/25/35	137,122
		Series - 2005 QS6 (Class A7)
2,686,282	i	Residential Accredit Loans, Inc	0.432	05/25/46	1,522,998
		Series - 2006 QO5 (Class 2A1)
55,405	i	Structured Adjustable Rate Mortgage Loan Trust	0.622	03/25/35	53,478
		Series - 2005 6XS (Class A3)
1,623,031	i	Structured Asset Mortgage Investments, Inc	0.552	09/25/45	1,064,431
		Series - 2005 AR6 (Class 2A1)
5,141	i	Wachovia Bank Commercial Mortgage Trust	4.957	08/15/35	5,137
		Series - 2003 C6 (Class A3)
111,806		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	113,665
		Series - 2007 C30 (Class A3)
1,425,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	1,336,061
		Series - 2007 C30 (Class AM)
880,000	i	Wachovia Bank Commercial Mortgage Trust	5.968	06/15/45	967,770
		Series - 2006 C26 (Class AM)
415,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	446,301
		Series - 2007 C31 (Class A5)
225,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	230,148
		Series - 2006 C29 (Class AM)
100,000	i	Wachovia Bank Commercial Mortgage Trust	5.899	02/15/51	110,798
		Series - 2007 C33 (Class A4)
810,617		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	812,627
		Series - 2005 2 (Class 1A1)
225,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	243,794
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			69,407,065

		TOTAL STRUCTURED ASSETS			128,602,541
		(Cost $131,478,515)

		TOTAL BONDS			1,008,788,409
		(Cost $977,214,750)

TIAA-CREF FUNDS – Bond Plus Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.1%

DIVERSIFIED FINANCIALS - 0.1%
54,446		GMAC Capital Trust I	8.125%	02/15/40	$1,242,751

		TOTAL DIVERSIFIED FINANCIALS			1,242,751

		TOTAL PREFERRED STOCKS			1,242,751
		(Cost $1,361,150)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 19.1%
GOVERNMENT AGENCY DEBT - 0.8%
$8,500,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.006	04/16/12	8,499,770

		TOTAL GOVERNMENT AGENCY DEBT			8,499,770

TREASURY DEBT - 18.3%
1,500,000		United States Treasury Bill	0.008	04/05/12	1,499,991
64,900,000	d	United States Treasury Bill	0.003-0.046	04/19/12	64,898,495
9,100,000		United States Treasury Bill	0.014	05/03/12	9,099,636
22,530,000	d	United States Treasury Bill	0.003-0.045	05/10/12	22,529,548
26,100,000	d	United States Treasury Bill	0.007-0.015	05/17/12	26,099,109
6,490,000		United States Treasury Bill	0.010	05/24/12	6,489,752
20,000,000	d	United States Treasury Bill	0.012	05/31/12	19,998,200
7,400,000	d	United States Treasury Bill	0.056	06/07/12	7,399,186
1,100,000		United States Treasury Bill	0.059	06/21/12	1,099,849
22,600,000	d	United States Treasury Bill	0.011-0.075	06/28/12	22,596,180
20,000,000		United States Treasury Bill	0.088	08/02/12	19,993,560

		TOTAL TREASURY DEBT			201,703,506

TIAA-CREF FUNDS – Bond Plus Fund

	ISSUER	VALUE

	TOTAL SHORT-TERM INVESTMENTS	$210,203,276
	(Cost $210,205,032)

	TOTAL INVESTMENTS - 113.7%	1,252,759,758
	(Cost $1,221,362,159)
	OTHER ASSETS & LIABILITIES, NET - (13.7)%	(150,663,740)

	NET ASSETS - 100.0%	$1,102,096,018

	Abbreviation(s):
	ABS Asset-Based Security
	REIT Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2012, the aggregate value of these securities amounted to $173,654,074 or 15.8% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS – Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.1%

CAPITAL GOODS - 0.1%
$493,750	i	TransDigm, Inc	4.000%	02/14/17	$493,409

		TOTAL CAPITAL GOODS			493,409

CONSUMER SERVICES - 0.2%
1,485,000	i	Ameristar Casinos, Inc	4.000	04/14/18	1,485,163

		TOTAL CONSUMER SERVICES			1,485,163

DIVERSIFIED FINANCIALS - 0.2%
1,980,000	i	TransUnion LLC	4.750	02/10/18	1,994,850

		TOTAL DIVERSIFIED FINANCIALS			1,994,850

FOOD & STAPLES RETAILING - 0.2%
1,985,000	i	Del Monte Foods Co	4.500	03/08/18	1,954,947

		TOTAL FOOD & STAPLES RETAILING			1,954,947

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
653,019	i	Fresenius US Finance I, Inc	3.500	09/10/14	652,001
1,816,211	i	Fresenius US Finance I, Inc	3.500	09/10/14	1,813,378
704,441	i	HCA, Inc	1.496	11/17/12	703,124

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,168,503

		TOTAL BANK LOAN OBLIGATIONS			9,096,872
		(Cost $9,100,313)

BONDS - 88.2%

CORPORATE BONDS - 37.9%

BANKS - 11.5%
7,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	7,059,031
500,000	g,i	Banco Bradesco S.A.	2.598	05/16/14	507,650
500,000	g	Banco Bradesco S.A.	4.125	05/16/16	516,250
500,000	g	Banco Continental S.A. via Continental Senior Trustees II Cayman Ltd	5.750	01/18/17	525,000
260,000	g	Banco de Bogota S.A.	5.000	01/15/17	269,750
500,000	g	Banco de Credito del Peru	4.750	03/16/16	515,000
500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	481,707
285,000	g	Banco do Brasil S.A.	4.500	01/22/15	298,965
500,000		Banco do Brasil S.A.	3.875	01/23/17	513,750
500,000	g,i	Banco Santander Chile	1.811	04/20/12	500,019
280,000	g	Banco Santander Chile	3.750	09/22/15	285,677
1,000,000		Bank of America Corp	4.750	08/15/13	1,029,984
2,675,000		Bank of America Corp	3.750	07/12/16	2,688,330

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Bank of New York Mellon Corp	4.300%	05/15/14	$214,170
1,000,000		Bank of New York Mellon Corp	1.200	02/20/15	1,001,206
1,000,000		Bank of New York Mellon Corp	2.300	07/28/16	1,025,196
1,000,000	g	Bank of Nova Scotia	1.450	07/26/13	1,011,154
4,160,000	g	Bank of Nova Scotia	1.650	10/29/15	4,226,489
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,924,728
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.250	02/24/14	1,015,746
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,000,815
125,000		Barclays Bank plc	5.200	07/10/14	132,478
3,250,000		Capital One Financial Corp	2.125	07/15/14	3,268,525
1,000,000		Capital One Financial Corp	3.150	07/15/16	1,023,262
1,500,000		Citigroup, Inc	6.000	12/13/13	1,589,246
4,565,000		Citigroup, Inc	5.000	09/15/14	4,727,646
3,100,000		Citigroup, Inc	4.750	05/19/15	3,263,798
1,000,000		Citigroup, Inc	4.450	01/10/17	1,047,506
250,000		Deutsche Bank AG	3.875	08/18/14	261,230
500,000		Deutsche Bank AG	3.250	01/11/16	512,998
1,000,000	g	HSBC Bank plc	1.625	08/12/13	997,819
1,000,000	g	HSBC Bank plc	3.500	06/28/15	1,044,287
900,000		HSBC USA, Inc	2.375	02/13/15	906,171
618,000	g	ICICI Bank Ltd	5.500	03/25/15	642,061
500,000	g	ICICI Bank Ltd	4.750	11/25/16	497,464
2,297,000		JPMorgan Chase & Co	3.150	07/05/16	2,367,895
500,000	g	National Australia Bank Ltd	2.500	01/08/13	506,928
7,500,000	g	NIBC Bank NV	2.800	12/02/14	7,786,928
275,000		Northern Trust Corp	4.625	05/01/14	295,844
1,000,000		Rabobank Nederland NV	2.125	10/13/15	1,006,748
500,000	g	Shinhan Bank	4.125	10/04/16	517,144
1,330,000	g	Shinhan Bank	4.375	07/27/17	1,401,502
225,000		State Street Corp	4.300	05/30/14	241,152
1,000,000	g	Sumitomo Mitsui Banking Corp	2.150	07/22/13	1,011,974
4,200,000	g	Toronto-Dominion Bank	2.200	07/29/15	4,343,228
10,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	10,037,690
1,000,000		US Bancorp	1.125	10/30/13	1,005,098
1,000,000		US Bancorp	3.125	04/01/15	1,054,708
3,500,000		Wells Fargo & Co	2.625	12/15/16	3,578,582
1,000,000		Westpac Banking Corp	2.100	08/02/13	1,012,237
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,035,155
6,000,000	g	Westpac Banking Corp	2.450	11/28/16	6,061,968

		TOTAL BANKS			92,789,889

CAPITAL GOODS - 0.7%
50,000		Black & Decker Corp	8.950	04/15/14	57,337
2,500,000		Caterpillar Financial Services Corp	1.550	12/20/13	2,539,163
250,000		CRH America, Inc	4.125	01/15/16	253,511
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,020,059
1,000,000		Lockheed Martin Corp	2.125	09/15/16	1,017,178
1,000,000		Tyco International Finance S.A.	6.000	11/15/13	1,078,357
75,000		Tyco International Finance S.A.	4.125	10/15/14	80,203

		TOTAL CAPITAL GOODS			6,045,808

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
$1,000,000		Johnson Controls, Inc	1.750%	03/01/14	$1,016,463
1,000,000		Thomson Corp	5.250	08/15/13	1,053,518
1,000,000		Waste Management, Inc	2.600	09/01/16	1,024,676

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,094,657

CONSUMER DURABLES & APPAREL - 0.3%
475,000	g	Grupo Aval Ltd	5.250	02/01/17	492,813
598,000	i	Hanesbrands, Inc	4.146	12/15/14	598,753
1,000,000		Hanesbrands, Inc	8.000	12/15/16	1,100,000
200,000		Whirlpool Corp	8.000	05/01/12	201,017

		TOTAL CONSUMER DURABLES & APPAREL			2,392,583

CONSUMER SERVICES - 0.7%
1,000,000	g	SABMiller Holdings, Inc	2.450	01/15/17	1,012,543
1,000,000		Walt Disney Co	0.875	12/01/14	1,004,441
3,500,000		Walt Disney Co	1.125	02/15/17	3,459,446

		TOTAL CONSUMER SERVICES			5,476,430

DIVERSIFIED FINANCIALS - 6.0%
2,000,000	g	Abbey National Treasury Services plc	3.875	11/10/14	2,013,084
250,000		American Express Centurion Bank	5.550	10/17/12	256,422
500,000		American Express Centurion Bank	6.000	09/13/17	585,126
1,000,000		American Express Credit Corp	5.875	05/02/13	1,051,587
1,000,000		American Express Credit Corp	2.800	09/19/16	1,027,401
1,000,000	g	American Honda Finance Corp	4.625	04/02/13	1,040,465
500,000	g	Banco Mercantil del Norte S.A.	4.375	07/19/15	517,500
750,000		Berkshire Hathaway, Inc	1.900	01/31/17	758,581
500,000		BlackRock, Inc	3.500	12/10/14	535,377
2,000,000		Canadian Imperial Bank of Commerce	1.450	09/13/13	2,020,092
1,000,000	i	Countrywide Financial Corp	0.967	05/07/12	1,000,391
130,000		Credit Suisse	5.000	05/15/13	134,979
500,000		Credit Suisse	5.500	05/01/14	536,149
2,000,000	g	Credit Suisse AG.	1.625	03/06/15	2,006,772
100,000		Eaton Vance Corp	6.500	10/02/17	113,849
500,000		FIA Card Services NA	7.125	11/15/12	512,523
2,500,000		Ford Motor Credit Co LLC	4.250	02/03/17	2,526,870
1,000,000		General Electric Capital Corp	2.800	01/08/13	1,016,973
1,250,000		General Electric Capital Corp	1.875	09/16/13	1,269,731
500,000		General Electric Capital Corp	3.750	11/14/14	531,769
500,000	i	Goldman Sachs Capital II	5.793	06/01/43	343,125
650,000		Goldman Sachs Group, Inc	5.450	11/01/12	664,811
50,000		Goldman Sachs Group, Inc	4.750	07/15/13	51,762
3,015,000		Goldman Sachs Group, Inc	3.625	02/07/16	3,014,144
1,350,000	g	Harley-Davidson Financial Services, Inc	3.875	03/15/16	1,407,866
500,000		HSBC Finance Corp	4.750	07/15/13	518,396
160,000	g	Hyundai Capital America	3.750	04/06/16	163,816
200,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	209,210
1,000,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	1,002,347
150,000	g	International Lease Finance Corp	6.500	09/01/14	158,437
300,000		International Lease Finance Corp	5.750	05/15/16	299,664
385,000	g	Inversiones CMPC S.A.	4.750	01/19/18	403,385
1,000,000		Jefferies Group, Inc	3.875	11/09/15	987,500

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		John Deere Capital Corp	1.400%	03/15/17	$992,781
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	308,480
1,500,000		Morgan Stanley	2.875	01/24/14	1,496,742
1,525,000		Morgan Stanley	6.000	05/13/14	1,596,137
150,000		Morgan Stanley	6.000	04/28/15	157,002
2,250,000		Morgan Stanley	4.750	03/22/17	2,250,749
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	259,070
535,000		National Rural Utilities Cooperative Finance Corp	2.625	09/16/12	540,057
1,000,000		National Rural Utilities Cooperative Finance Corp	1.000	02/02/15	1,001,222
500,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	510,835
1,000,000		Royal Bank of Scotland plc	3.400	08/23/13	1,013,426
1,000,000		Toyota Motor Credit Corp	1.375	08/12/13	1,011,968
500,000		Toyota Motor Credit Corp	2.050	01/12/17	507,477
1,000,000		UBS AG.	2.250	08/12/13	1,006,284
5,000,000	g	UBS AG.	1.875	01/23/15	5,036,265
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,054,193
1,000,000	g	Volkswagen International Finance NV	1.625	08/12/13	1,008,417

		TOTAL DIVERSIFIED FINANCIALS			48,431,209

ENERGY - 2.4%
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,068,615
530,000		BP Capital Markets plc	3.200	03/11/16	561,554
2,500,000		Chesapeake Energy Corp	7.625	07/15/13	2,637,500
350,000		ConocoPhillips	4.600	01/15/15	385,926
500,000		Devon Energy Corp	5.625	01/15/14	542,765
421,450		Dolphin Energy Ltd	5.888	06/15/19	456,220
390,000	g	Empresa Nacional del Petroleo	4.875	03/15/14	407,659
225,000		Enterprise Products Operating LLC	4.600	08/01/12	227,984
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,213,793
500,000	g	Gaz Capital S.A.	7.510	07/31/13	532,425
350,000	g	Gaz Capital S.A.	5.092	11/29/15	366,625
750,000	g,h	Korea National Oil Corp	3.125	04/03/17	748,382
350,000		Marathon Petroleum Corp	3.500	03/01/16	364,648
375,000		Noble Holding International Ltd	3.450	08/01/15	394,802
1,550,000		Noble Holding International Ltd	2.500	03/15/17	1,562,775
500,000	g	Novatek Finance Ltd	5.326	02/03/16	525,725
500,000		Occidental Petroleum Corp	2.500	02/01/16	524,762
975,000		Petrobras International Finance Co	3.875	01/27/16	1,026,288
750,000		Petrobras International Finance Co-Pifco	2.875	02/06/15	769,561
925,000		Petrobras International Finance Co-Pifco	3.500	02/06/17	948,096
500,000		Petroleos Mexicanos	4.875	03/15/15	541,250
400,000	g	Phillips 66	1.950	03/05/15	402,767
500,000		Shell International Finance BV	3.100	06/28/15	535,204
100,000		Statoil ASA	2.900	10/15/14	105,333
1,000,000		Total Capital Canada Ltd	1.625	01/28/14	1,004,410
750,000		Total Capital International S.A.	1.500	02/17/17	729,880
475,000		Valero Energy Corp	4.500	02/01/15	510,078
250,000		XTO Energy, Inc	4.625	06/15/13	261,479

		TOTAL ENERGY			19,356,506

FOOD & STAPLES RETAILING - 0.6%
1,075,000		CVS Caremark Corp	3.250	05/18/15	1,139,400

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Kroger Co	5.000%	04/15/13	$1,042,193
500,000		Safeway, Inc	3.400	12/01/16	518,501
2,000,000		SUPERVALU, Inc	7.500	05/15/12	2,010,000

		TOTAL FOOD & STAPLES RETAILING			4,710,094

FOOD, BEVERAGE & TOBACCO - 1.5%
700,000		Anheuser-Busch InBev Worldwide, Inc	4.125	01/15/15	758,503
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	527,408
2,000,000		Coca-Cola Co	0.750	03/13/15	1,994,432
600,000		Coca-Cola Co	1.800	09/01/16	612,759
1,000,000		Coca-Cola Enterprises, Inc	1.125	11/12/13	1,003,927
2,000,000		Constellation Brands, Inc	8.375	12/15/14	2,257,500
135,000		General Mills, Inc	5.200	03/17/15	150,219
2,000,000		HJ Heinz Co	1.500	03/01/17	1,985,716
1,000,000		Kraft Foods, Inc	5.250	10/01/13	1,063,415
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,010,129
150,000		Philip Morris International, Inc	4.875	05/16/13	157,318
250,000		Philip Morris International, Inc	6.875	03/17/14	280,315

		TOTAL FOOD, BEVERAGE & TOBACCO			11,801,641

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
200,000		Becton Dickinson and Co	1.750	11/08/16	202,371
250,000		Boston Scientific Corp	4.500	01/15/15	268,179
1,000,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	1,152,500
1,538,000		HCA, Inc	6.300	10/01/12	1,561,070
1,000,000		HCA, Inc	6.500	02/15/16	1,065,000
904,000		McKesson Corp	3.250	03/01/16	968,382
1,000,000		Medco Health Solutions, Inc	2.750	09/15/15	1,028,024
200,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	201,678
1,000,000		Thermo Fisher Scientific, Inc	2.050	02/21/14	1,025,591
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	259,702

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			7,732,497

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,000,000		Ecolab, Inc	3.000	12/08/16	1,039,791

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,039,791

INSURANCE - 1.6%
1,000,000		American International Group, Inc	3.650	01/15/14	1,018,511
7,240,004	g	Hospital for Special Surgery	3.500	01/01/23	7,524,319
2,000,000		MetLife, Inc	2.375	02/06/14	2,049,676
1,000,000		Prudential Financial, Inc	3.875	01/14/15	1,053,003
250,000		United Health Group, Inc	4.875	02/15/13	259,020
1,500,000		Willis Group Holdings plc	4.125	03/15/16	1,524,731

		TOTAL INSURANCE			13,429,260

MATERIALS - 1.3%
200,000		Air Products & Chemicals, Inc	4.150	02/01/13	206,015
2,000,000		Airgas, Inc	2.850	10/01/13	2,047,802
40,000		Airgas, Inc	4.500	09/15/14	42,845
1,665,000	g	Anglo American Capital plc	2.150	09/27/13	1,680,102

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$675,000		ArcelorMittal	3.750%	08/05/15	$685,652
250,000		ArcelorMittal	4.500	02/25/17	250,732
500,000		Bemis Co, Inc	4.875	04/01/12	500,000
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,094,983
1,000,000		EI Du Pont de Nemours & Co	3.250	01/15/15	1,068,774
1,000,000		Freeport-McMoRan Copper & Gold, Inc	1.400	02/13/15	996,206
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	514,112
1,500,000		Teck Resources Ltd	10.250	05/15/16	1,717,650

		TOTAL MATERIALS			10,804,873

MEDIA - 1.4%
600,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	643,348
1,000,000	g	DIRECTV Holdings LLC	2.400	03/15/17	991,126
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,090,000
2,000,000		Interpublic Group of Cos, Inc	6.250	11/15/14	2,180,000
1,000,000		Lamar Media Corp	9.750	04/01/14	1,125,000
1,000,000		NBCUniversal Media LLC	3.650	04/30/15	1,067,234
1,000,000		Nielsen Finance LLC	11.500	05/01/16	1,152,500
1,000,000		Time Warner Cable, Inc	7.500	04/01/14	1,125,568
250,000		Time Warner, Inc	3.150	07/15/15	264,754
1,000,000		Viacom, Inc	1.250	02/27/15	998,976
325,000		Viacom, Inc	2.500	12/15/16	332,657

		TOTAL MEDIA			10,971,163

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
1,000,000		Abbott Laboratories	2.700	05/27/15	1,052,980
600,000	g	Aristotle Holding, Inc	2.100	02/12/15	607,394
1,000,000		GlaxoSmithKline Capital, Inc	4.850	05/15/13	1,049,658
600,000		Johnson & Johnson	2.150	05/15/16	624,727
120,000		Life Technologies Corp	3.500	01/15/16	124,643
1,000,000		Merck & Co, Inc	2.250	01/15/16	1,037,859
1,500,000	g	Mylan, Inc	7.625	07/15/17	1,650,000
180,000		Novartis Capital Corp	4.125	02/10/14	191,731
500,000		Novartis Capital Corp	2.900	04/24/15	532,788
175,000		Pfizer, Inc	5.350	03/15/15	197,839

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			7,069,619

REAL ESTATE - 0.2%
75,000		AMB Property LP	7.625	08/15/14	83,440
1,175,000		Health Care REIT, Inc	3.625	03/15/16	1,192,404
100,000		Ventas Realty LP	3.125	11/30/15	102,599

		TOTAL REAL ESTATE			1,378,443

RETAILING - 1.4%
2,000,000		Limited Brands, Inc	5.250	11/01/14	2,120,000
1,000,000		Macy’s Retail Holdings, Inc	5.875	01/15/13	1,036,047
2,212,000		Macy’s Retail Holdings, Inc	5.750	07/15/14	2,424,661
700,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	803,286
1,000,000	g	QVC, Inc	7.500	10/01/19	1,097,500
500,000		Staples, Inc	9.750	01/15/14	568,105
2,300,000		Target Corp	1.125	07/18/14	2,323,306
1,000,000		Wal-Mart Stores, Inc	3.000	02/03/14	1,045,195

		TOTAL RETAILING			11,418,100

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SOFTWARE & SERVICES - 1.3%
$1,000,000		International Business Machines Corp	0.550%	02/06/15	$994,783
1,610,000		International Business Machines Corp	1.950	07/22/16	1,652,116
1,075,000		International Business Machines Corp	1.250	02/06/17	1,066,378
5,000,000		Microsoft Corp	0.875	09/27/13	5,036,655
650,000		Microsoft Corp	1.625	09/25/15	669,336
1,000,000		Oracle Corp	4.950	04/15/13	1,047,208

		TOTAL SOFTWARE & SERVICES			10,466,476

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
250,000		Amphenol Corp	4.750	11/15/14	271,567
100,000		Hewlett-Packard Co	4.750	06/02/14	106,977
1,000,000		IBM International Group Capital LLC	5.050	10/22/12	1,027,334
112,000		L-3 Communications Corp	6.375	10/15/15	114,660
500,000		L-3 Communications Corp	3.950	11/15/16	526,443
1,500,000		Seagate Technology HDD Holdings	6.800	10/01/16	1,653,750
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,001,759
175,000		Xerox Corp	8.250	05/15/14	197,608
275,000		Xerox Corp	2.950	03/15/17	277,881

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5,177,979

TELECOMMUNICATION SERVICES - 1.3%
1,000,000		AT&T, Inc	2.500	08/15/15	1,040,842
1,000,000		AT&T, Inc	2.950	05/15/16	1,056,726
1,000,000		British Telecommunications plc	5.150	01/15/13	1,033,190
1,000,000		Cellco Partnership	7.375	11/15/13	1,102,166
1,000,000		France Telecom S.A.	2.125	09/16/15	1,019,037
1,000,000		Telecom Italia Capital S.A.	5.250	11/15/13	1,027,500
850,000		Telecom Italia Capital S.A.	6.175	06/18/14	894,625
1,000,000		Telefonica Emisiones SAU	2.582	04/26/13	1,004,208
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	995,357
190,000		Verizon Communications, Inc	5.250	04/15/13	199,192
500,000	g	Vimpelcom Holdings	6.255	03/01/17	497,780
414,000		Virgin Media Finance plc	9.500	08/15/16	466,785
250,000		Windstream Corp	8.125	08/01/13	266,250

		TOTAL TELECOMMUNICATION SERVICES			10,603,658

TRANSPORTATION - 0.6%
350,000	g	Asciano Finance Ltd	3.125	09/23/15	347,937
1,600,000		CSX Corp	5.750	03/15/13	1,672,549
1,000,000	g	ERAC USA Finance LLC	5.800	10/15/12	1,024,186
1,000,000	g	ERAC USA Finance LLC	2.750	07/01/13	1,012,116
890,000	g	Transnet Ltd	4.500	02/10/16	921,256
175,000		Union Pacific Corp	4.163	07/15/22	189,079

		TOTAL TRANSPORTATION			5,167,123

UTILITIES - 2.1%
500,000	g	Abu Dhabi National Energy Co	6.600	08/01/13	528,750
750,000	g	Abu Dhabi National Energy Co	4.125	03/13/17	768,750

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		AES Corp	7.750%	03/01/14	$1,080,000
180,000		Alliant Energy Corp	4.000	10/15/14	190,312
250,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	277,382
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,098,955
1,000,000		Dominion Resources, Inc	1.800	03/15/14	1,021,666
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	540,211
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,946,463
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	566,986
500,000	g	KazMunaiGaz Finance Sub BV	8.375	07/02/13	532,635
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,053,333
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	203,587
500,000		Korea Midland Power Co Ltd	5.375	02/11/13	513,636
1,000,000		Northeast Utilities	5.650	06/01/13	1,046,535
625,000		ONEOK Partners LP	5.900	04/01/12	625,000
500,000		Pepco Holdings, Inc	2.700	10/01/15	509,101
500,000		PG&E Corp	5.750	04/01/14	544,869
500,000	g	Ras Laffan Liquefied Natural Gas Co Ltd	5.500	09/30/14	538,750
1,000,000		Sabine Pass LNG LP	7.250	11/30/13	1,055,000
2,000,000		Sempra Energy	2.300	04/01/17	2,024,358
250,000		Veolia Environnement	5.250	06/03/13	260,540
450,000		Williams Partners LP	3.800	02/15/15	478,171

		TOTAL UTILITIES			17,404,990

		TOTAL CORPORATE BONDS			306,762,789
		(Cost $301,472,059)

GOVERNMENT BONDS - 36.1%

AGENCY SECURITIES - 11.6%
3,000,000		Citigroup Funding, Inc	2.250	12/10/12	3,041,829
2,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	1,997,840
1,000,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	1,013,927
3,000,000		Federal Home Loan Bank (FHLB)	1.875	06/21/13	3,058,380
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.750	03/28/13	5,025,210
20,000,000		FHLMC	0.500	04/17/15	19,917,020
2,000,000		Federal National Mortgage Association (FNMA)	3.625	02/12/13	2,058,114
6,500,000		FNMA	1.250	08/20/13	6,580,821
1,500,000		FNMA	2.750	03/13/14	1,571,527
1,000,000		FNMA	2.500	05/15/14	1,044,710
25,000,000		FNMA	1.125	06/27/14	25,437,825
2,000,000		FNMA	3.000	09/16/14	2,123,320
3,350,000		FNMA	1.125	04/27/17	3,329,163
300,000		General Electric Capital Corp	2.125	12/21/12	304,105
2,000,000		General Electric Capital Corp	2.625	12/28/12	2,035,414
2,800,000		GMAC, Inc	1.750	10/30/12	2,824,814
3,600,000		GMAC, Inc	2.200	12/19/12	3,650,494
2,000,000		Private Export Funding Corp	3.550	04/15/13	2,066,584
5,000,000		Private Export Funding Corp	1.375	02/15/17	5,022,775
1,000,000		State Street Corp	2.150	04/30/12	1,001,686
500,000		US Central Federal Credit Union	1.900	10/19/12	504,623
500,000		Wells Fargo & Co	2.125	06/15/12	501,970

		TOTAL AGENCY SECURITIES			94,112,151

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOREIGN GOVERNMENT BONDS - 5.3%
$1,250,000	g	Bank of Montreal	2.625%	01/25/16	$1,310,821
4,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	3,963,008
4,750,000		Canada Government International Bond	0.875	02/14/17	4,692,406
800,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	836,566
750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	790,017
1,014,000		Eksportfinans ASA	2.000	09/15/15	899,661
1,000,000		Export Development Canada	2.250	05/28/15	1,050,112
300,000		Export-Import Bank of Korea	8.125	01/21/14	331,262
225,000		Export-Import Bank of Korea	4.125	09/09/15	235,977
500,000		Export-Import Bank of Korea	3.750	10/20/16	515,772
125,000		Hungary Government International Bond	4.750	02/03/15	117,500
370,000	g	Indonesia Government International Bond	6.875	03/09/17	436,138
3,000,000	g	Kommunalbanken AS.	1.000	02/09/15	2,999,244
410,000	g	Korea Housing Finance Corp	3.500	12/15/16	417,608
2,280,000	g	National Bank of Canada	1.650	01/30/14	2,319,588
4,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	3,977,364
420,000		Poland Government International Bond	3.875	07/16/15	441,294
3,000,000		Province of British Columbia Canada	2.850	06/15/15	3,191,718
3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,156,414
2,000,000		Province of Nova Scotia Canada	2.375	07/21/15	2,091,202
700,000		Province of Ontario Canada	2.950	02/05/15	742,093
1,300,000		Province of Ontario Canada	2.700	06/16/15	1,371,692
791,000	g	Qatar Government International Bond	4.000	01/20/15	832,528
1,000,000	g	Qatar Government International Bond	3.125	01/20/17	1,020,000
550,000		Republic of Italy	4.500	01/21/15	565,900
500,000		Republic of Korea	5.750	04/16/14	538,963
400,000	g	Republic of Latvia	5.250	02/22/17	412,000
700,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	728,000
1,600,000	g,h	Russian Foreign Bond - Eurobond	3.250	04/04/17	1,600,800
500,000		South Africa Government International Bond	6.500	06/02/14	553,750
516,000		United Mexican States	5.875	02/17/14	560,376

		TOTAL FOREIGN GOVERNMENT BONDS			42,699,774

MORTGAGE BACKED - 3.3%
4,849,950		Federal Home Loan Mortgage Corp (FHLMC)	3.000	03/15/26	5,092,446
4,938,328		FHLMC	3.000	01/15/27	5,189,667
4,373,062		FHLMC	4.000	05/15/37	4,524,700
36,532		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	39,246
207,817		FGLMC	5.500	01/01/19	227,006
194,529		FGLMC	5.500	01/01/19	212,490
8,003		Federal National Mortgage Association (FNMA)	5.000	06/01/13	8,347
3,451,840		FNMA	4.000	10/25/24	3,619,229
3,749,242		FNMA	4.500	10/25/28	3,916,337
3,741,563		Government National Mortgage Association (GNMA)	2.300	10/15/19	3,853,081

		TOTAL MORTGAGE BACKED			26,682,549

MUNICIPAL BONDS - 0.1%
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	538,700

		TOTAL MUNICIPAL BONDS			538,700

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

U.S. TREASURY SECURITIES - 15.8%
$24,052,940	k	United States Treasury Inflation Indexed Bonds	0.500%	04/15/15	$25,499,869
10,267,400	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	10,844,941
140,000		United States Treasury Note	0.625	06/30/12	140,175
60,000		United States Treasury Note	1.375	10/15/12	60,389
22,720,000		United States Treasury Note	1.125	06/15/13	22,955,197
575,000		United States Treasury Note	0.125	08/31/13	573,697
7,395,000		United States Treasury Note	3.125	09/30/13	7,706,684
3,125,000		United States Treasury Note	0.500	10/15/13	3,134,156
1,980,000		United States Treasury Note	0.250	10/31/13	1,978,143
3,565,000		United States Treasury Note	0.125	12/31/13	3,552,744
3,800,000		United States Treasury Note	0.250	01/31/14	3,794,509
29,700,000		United States Treasury Note	1.250	04/15/14	30,231,363
1,635,000		United States Treasury Note	2.625	06/30/14	1,716,240
1,865,000		United States Treasury Note	2.375	10/31/14	1,955,773
11,548,000		United States Treasury Note	0.250	02/15/15	11,464,993
2,267,000		United States Treasury Note	0.875	02/28/17	2,251,061

		TOTAL U.S. TREASURY SECURITIES			127,859,934

		TOTAL GOVERNMENT BONDS			291,893,108
		(Cost $288,750,607)

STRUCTURED ASSETS - 14.2%

ASSET BACKED - 12.5%
230,520		Aames Mortgage Trust	6.896	06/25/32	202,609
		Series - 2002 1 (Class A3)
326,578	i	Accredited Mortgage Loan Trust	0.482	09/25/35	308,639
		Series - 2005 3 (Class A1)
224,555	i	ACE Securities Corp	0.712	08/25/35	218,200
		Series - 2005 HE5 (Class M1)
3,000,000	g	AESOP Funding II	3.270	02/20/18	3,085,088
		Series - 2011 5A (Class A)
2,000,000		Ally Auto Receivables Trust	2.230	03/15/16	2,058,493
		Series - 2011 1 (Class A4)
2,700,000	g	Ally Auto Receivables Trust	2.590	07/15/16	2,764,873
		Series - 2011 2 (Class B)
3,300,000	g	Ally Auto Receivables Trust	1.900	11/15/16	3,307,817
		Series - 2011 5 (Class B)
8,000,000	g	Ally Master Owner Trust	4.250	04/15/17	8,662,012
		Series - 2010 2 (Class A)
2,000,000		AmeriCredit Automobile Receivables Trust	2.040	09/08/15	2,016,362
		Series - 2010 3 (Class B)
2,000,000		AmeriCredit Automobile Receivables Trust	2.330	03/08/16	2,033,332
		Series - 2011 2 (Class B)
3,000,000		AmeriCredit Automobile Receivables Trust	2.450	12/08/16	3,062,412
		Series - 2011 5 (Class B)
1,443,474	i	Ameriquest Mortgage Securities	0.562	05/25/35	1,410,805
		Series - 0 R3 (Class A3D)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	515,369
		Series - 2009 2A (Class A)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,500,000	g	Avis Budget Rental Car Funding AESOP LLC	2.090%	04/20/15	$4,547,722
		Series - 2010 4A (Class A)
778,565	i	Bear Stearns Asset Backed Securities Trust	0.612	11/25/39	698,141
		Series - 2005 SD3 (Class 2A1)
538,030	i	BNC Mortgage Loan Trust	0.342	05/25/37	486,836
		Series - 0 2 (Class A2)
1,000,000		CarMax Auto Owner Trust	2.630	11/15/16	1,030,336
		Series - 2011 1 (Class B)
155,000		CarMax Auto Owner Trust	2.830	02/15/17	160,036
		Series - 2011 1 (Class C)
132,588		Centex Home Equity	5.540	01/25/32	133,627
		Series - 2002 A (Class AF6)
744,385	i	Centex Home Equity	0.672	03/25/34	606,196
		Series - 2004 B (Class M1)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	114,154
		Series - 2004 2 (Class 1M2)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	73,796
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	101,277
		Series - 2002 2 (Class MF2)
21,818		CIT Group Home Equity Loan Trust	6.830	06/25/33	145
		Series - 2002 2 (Class BF)
86,556		Citicorp Mortgage Securities, Inc	5.706	07/25/36	86,969
		Series - 2006 1 (Class A3)
6,000,000		CNH Equipment Trust	1.550	11/15/17	6,054,296
		Series - 2011 C (Class A4)
38,200	i	Countrywide Asset-Backed Certificates	4.454	10/25/35	37,931
		Series - 2005 7 (Class AF3)
109,094	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	109,285
		Series - 2006 15 (Class A2)
1,030,398		Credit-Based Asset Servicing and Securitization LLC	4.831	08/25/35	1,000,273
		Series - 2005 CB5 (Class AF2)
121,947		Credit-Based Asset Servicing and Securitization LLC	5.844	04/25/37	120,755
		Series - 2007 CB4 (Class A2A)
2,000,000		DaimlerChrysler Financial Auto Securitization Trust	1.650	11/08/13	1,998,399
		Series - 2010 A (Class B)
928,173	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	881,897
		Series - 2007 1A (Class AF3)
2,000,000		Ford Credit Auto Owner Trust	2.380	07/15/16	2,048,005
		Series - 2011 A (Class B)
2,000,000	g	Ford Credit Floorplan Master Owner Trust	2.410	02/15/16	2,033,200
		Series - 2011 1 (Class B)
3,175,000	g	Ford Credit Floorplan Master Owner Trust	4.200	02/15/17	3,436,045
		Series - 2010 3 (Class A1)
44,803		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	44,568
		Series - 2006 HLTV (Class A3)
2,000,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,644,946
		Series - 2006 HLTV (Class A4)
5,230,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	5,731,630
		Series - 2009 2A (Class A2)
760,943	i	HSI Asset Securitization Corp Trust	0.602	07/25/35	721,051
		Series - 2005 NC1 (Class 2A3)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		Hyundai Auto Receivables Trust	2.450%	04/15/16	$2,056,157
		Series - 2011 A (Class B)
1,958,150	i	Lehman XS Trust	0.402	08/25/46	1,533,141
		Series - 2006 GP4 (Class 3A2A)
667,680	i	Long Beach Mortgage Loan Trust	0.742	02/25/35	658,586
		Series - 2005 1 (Class M1)
2,000,000	g	MMCA Automobile Trust	2.720	10/17/16	2,061,864
		Series - 2011 A (Class B)
12,207	i	Morgan Stanley ABS Capital I	0.282	01/25/37	12,076
		Series - 2007 HE2 (Class A2A)
406,255	g	Morgan Stanley Capital I	2.602	09/15/47	415,731
		Series - 2011 C1 (Class A1)
1,000,000	g	Navistar Financial Corp Owner Trust	1.080	03/18/14	1,000,045
		Series - 2010 B (Class A3)
500,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	247,502
		Series - 2006 3 (Class AF3)
3,000,000	g	Rental Car Finance Corp	2.510	02/25/16	3,001,243
		Series - 2011 1A (Class A1)
487,846	i	Residential Asset Mortgage Products, Inc	0.542	04/25/35	420,258
		Series - 2005 RZ1 (Class A3)
760,979		Residential Funding Mortgage Securities II, Inc	5.570	02/25/36	758,365
		Series - 2006 HI1 (Class A3)
2,814,333		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	2,815,436
		Series - 2006 HI2 (Class A3)
951,989		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	907,173
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	420,082
		Series - 2006 HI1 (Class M2)
5,000,000		Santander Drive Auto Receivables Trust	2.090	08/15/16	5,007,642
		Series - 2012 2 (Class B)
621,576		Saxon Asset Securities Trust	6.120	11/25/30	622,541
		Series - 2002 2 (Class AF6)
1,028,795	i	Securitized Asset Backed Receivables LLC Trust	0.392	03/25/36	1,002,394
		Series - 2006 NC2 (Class A2)
2,000,000	g	SLM Student Loan Trust	4.370	04/17/28	2,074,157
		Series - 2011 A (Class A2)
3,000,000	g	SLM Student Loan Trust	3.830	01/17/45	2,989,867
		Series - 2012 A (Class A2)
984,303	i	Soundview Home Equity Loan Trust	0.352	10/25/36	971,873
		Series - 2006 EQ1 (Class A2)
713,127	i	Structured Asset Investment Loan Trust	0.772	11/25/34	680,983
		Series - 2004 10 (Class A9)
629,549	i	Structured Asset Investment Loan Trust	0.642	05/25/35	602,040
		Series - 2005 4 (Class M1)
899,179	i	Structured Asset Investment Loan Trust	0.522	12/25/35	882,177
		Series - 2005 10 (Class A5)
173,066	i	Structured Asset Securities Corp	0.292	02/25/37	167,967
		Series - 2007 BC1 (Class A2)
18,929	i	Structured Asset Securities Corp	0.332	02/25/37	18,855
		Series - 2007 WF1 (Class A2)
77,801	i	Wells Fargo Home Equity Trust	0.382	07/25/36	70,155
		Series - 2006 2 (Class A3)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		World Financial Network Credit Card Master Trust	4.660%	05/15/17	$2,095,593
		Series - 2009 D (Class A)
4,000,000		World Financial Network Credit Card Master Trust	1.680	08/15/18	4,013,438
		Series - 2011 A (Class A)

		TOTAL ASSET BACKED			101,054,869

OTHER MORTGAGE BACKED - 1.7%
256,000		Citicorp Mortgage Securities, Inc	5.750	11/25/36	257,565
		Series - 2006 6 (Class A2)
609,858		Citicorp Mortgage Securities, Inc	6.000	05/25/37	614,555
		Series - 2007 4 (Class 1A7)
5,000,000	g	Commercial Mortgage Pass Through Certificates	2.365	02/10/29	5,034,740
		Series - 2012 9W57 (Class A)
2,316,186	i	Countrywide Alternative Loan Trust	0.382	07/25/46	2,251,532
		Series - 2006 OA8 (Class 2A2)
393,462		Countrywide Home Loan Mortgage Pass Through Trust	4.500	09/25/35	394,533
		Series - 2005 J3 (Class 2A3)
129	i	Greenpoint Mortgage Funding Trust	0.342	09/25/46	129
		Series - 2006 AR4 (Class A1A)
178,977	i	Greenpoint Mortgage Funding Trust	0.322	10/25/46	175,133
		Series - 0 AR5 (Class A1A)
2,968,316		GS Mortgage Securities Corp II	1.282	01/10/45	2,971,439
		Series - 2012 GC6 (Class A1)
681,967		MASTER Asset Securitization Trust	5.000	05/25/35	687,607
		Series - 2005 1 (Class 2A5)
535,709	i	Opteum Mortgage Acceptance Corp	0.642	02/25/35	513,224
		Series - 2005 1 (Class A4)
386,008		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	386,965
		Series - 2005 2 (Class 1A1)

		TOTAL OTHER MORTGAGE BACKED			13,287,422

		TOTAL STRUCTURED ASSETS			114,342,291
		(Cost $115,396,260)

		TOTAL BONDS			712,998,188
		(Cost $705,618,926)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.2%
TREASURY DEBT - 2.2%
$17,925,000	United States Treasury Bill	0.005%	05/10/12	$17,924,612

	TOTAL TREASURY DEBT			17,924,612

	TOTAL SHORT-TERM INVESTMENTS			17,924,612
	(Cost $17,924,612)

	TOTAL INVESTMENTS - 91.5%			740,019,672
	(Cost $732,643,851)
	OTHER ASSETS & LIABILITIES, NET - 8.5%			68,491,872

	NET ASSETS - 100.0%			$808,511,544

Abbreviation(s):
ABS Asset-Based Security
REIT Real Estate Investment Trust

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2012, the aggregate value of these securities amounted to $175,313,231 or 21.7% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF FUNDS – High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.3%

AUTOMOBILES & COMPONENTS - 0.7%
$8,957,188	i	Chrysler Group LLC	6.000%	05/24/17	$9,090,560

		TOTAL AUTOMOBILES & COMPONENTS			9,090,560

CONSUMER SERVICES - 0.4%
5,234,950	i	Burger King Corp	4.500	10/19/16	5,224,847

		TOTAL CONSUMER SERVICES			5,224,847

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
2,940,046	i,m	IMS Health, Inc	4.500	08/26/17	2,943,191

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,943,191

		TOTAL BANK LOAN OBLIGATIONS			17,258,598
		(Cost $17,031,520)

BONDS - 95.5%

CORPORATE BONDS - 95.5%

AUTOMOBILES & COMPONENTS - 2.4%
5,000,000		DaimlerChrysler Group LLC	8.000	06/15/19	5,025,000
9,000,000	g	Delphi Corp	5.875	05/15/19	9,495,000
11,250,000		Ford Motor Co	7.450	07/16/31	13,753,125
2,760,000		Goodyear Tire & Rubber Co	8.250	08/15/20	2,932,500
2,000,000		Goodyear Tire & Rubber Co	7.000	05/15/22	1,945,000

		TOTAL AUTOMOBILES & COMPONENTS			33,150,625

BANKS - 1.0%
1,683,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	1,653,547
2,000,000		Amsouth Bank	4.850	04/01/13	2,030,000
2,600,000	i	JPMorgan Chase & Co	7.900	04/29/49	2,848,352
1,800,000		Regions Bank	7.500	05/15/18	2,038,500
900,000		Regions Bank	6.450	06/26/37	895,500
450,000		Regions Financial Corp	7.375	12/10/37	446,625
4,035,000	g,i	Standard Chartered plc	6.409	12/30/49	3,833,476

		TOTAL BANKS			13,746,000

CAPITAL GOODS - 8.3%
3,000,000		Alliant Techsystems, Inc	6.750	04/01/16	3,067,500
2,875,000		Alliant Techsystems, Inc	6.875	09/15/20	3,069,062
4,250,000		Case New Holland, Inc	7.875	12/01/17	4,940,625
4,000,000	g	Chesapeake Midstream Partners LP	6.125	07/15/22	4,030,000
3,610,000	g	FMG Resources August 2006 Pty Ltd	7.000	11/01/15	3,682,200
6,500,000	g	FMG Resources August 2006 Pty Ltd	8.250	11/01/19	6,825,000

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$6,300,000	g	FMG Resources August 2006 Pty Ltd	6.875%	04/01/22	$6,142,500
8,250,000		Huntington Ingalls Industries, Inc	6.875	03/15/18	8,745,000
2,350,000		Huntington Ingalls Industries, Inc	7.125	03/15/21	2,517,438
4,450,000	g	Hyva Global BV	8.625	03/24/16	3,815,875
9,200,000	g	Kinetic Concepts, Inc	10.500	11/01/18	9,556,500
2,700,000	g	Rexel S.A.	6.125	12/15/19	2,733,750
1,000,000		Russel Metals, Inc	6.375	03/01/14	1,000,000
1,375,000	g	Schaeffler Finance BV	7.750	02/15/17	1,454,063
8,275,000	g	Schaeffler Finance BV	8.500	02/15/19	8,833,562
3,000,000		Seagate HDD Cayman	7.750	12/15/18	3,285,000
5,000,000		Seagate HDD Cayman	6.875	05/01/20	5,318,750
4,975,000	g	Seagate HDD Cayman	7.000	11/01/21	5,348,125
3,158,000	g	Sealed Air Corp	8.125	09/15/19	3,485,643
4,158,000	g	Sealed Air Corp	8.375	09/15/21	4,672,552
2,000,000		SPX Corp	7.625	12/15/14	2,220,000
2,250,000		SPX Corp	6.875	09/01/17	2,463,750
9,531,000		Tomkins LLC	9.000	10/01/18	10,555,582
4,250,000		TransDigm, Inc	7.750	12/15/18	4,600,625

		TOTAL CAPITAL GOODS			112,363,102

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
2,500,000	g	American Achievement Corp	10.875	04/15/16	1,812,500
5,450,000		RR Donnelley & Sons Co	5.500	05/15/15	5,518,125
4,025,000		RR Donnelley & Sons Co	8.250	03/15/19	4,004,875
2,700,000	g	ServiceMaster Co	8.000	02/15/20	2,875,500
2,000,000	g	UR Financing Escrow Corp	5.750	07/15/18	2,047,500
1,000,000	g	UR Financing Escrow Corp	7.375	05/15/20	1,022,500
3,334,000		Visant Corp	10.000	10/01/17	3,113,122

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			20,394,122

CONSUMER DURABLES & APPAREL - 1.6%
6,000,000		Hanesbrands, Inc	8.000	12/15/16	6,600,000
3,525,000		Hanesbrands, Inc	6.375	12/15/20	3,621,938
6,500,000		Masco Corp	5.950	03/15/22	6,515,126
4,000,000		Phillips-Van Heusen Corp	7.375	05/15/20	4,410,000

		TOTAL CONSUMER DURABLES & APPAREL			21,147,064

CONSUMER SERVICES - 5.3%
5,875,000		AMC Entertainment Holdings, Inc	9.750	12/01/20	5,537,187
6,970,000		Ameristar Casinos, Inc	7.500	04/15/21	7,309,787
2,750,000		Burger King Corp	9.875	10/15/18	3,080,000
1,000,000		Caesars Entertainment Operating Co, Inc	11.250	06/01/17	1,090,000
9,250,000		DineEquity, Inc	9.500	10/30/18	10,128,750
750,000		Harrahs Operating Co, Inc	12.750	04/15/18	650,625
290,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	240,700
2,748,000	g	Live Nation Entertainment, Inc	8.125	05/15/18	2,926,620
6,750,000		Marina District Finance Co, Inc	9.500	10/15/15	6,159,375
3,040,000		MGM Mirage	10.375	05/15/14	3,446,600
1,500,000		MGM Mirage	9.000	03/15/20	1,668,750
6,000,000		MGM Resorts International	6.625	07/15/15	6,165,000
6,310,000		Penn National Gaming, Inc	8.750	08/15/19	7,082,975
3,000,000		Speedway Motorsports, Inc	8.750	06/01/16	3,285,000

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,500,000		Speedway Motorsports, Inc	6.750%	02/01/19	$3,640,000
4,874,000		Wendy’s Restaurants, LLC	10.000	07/15/16	5,324,845
2,000,000		Wynn Las Vegas LLC	7.875	11/01/17	2,180,000
2,000,000		Wynn Las Vegas LLC	7.750	08/15/20	2,197,500

		TOTAL CONSUMER SERVICES			72,113,714

DIVERSIFIED FINANCIALS - 7.0%
2,000,000	g	CIT Group, Inc	5.250	04/01/14	2,042,500
2,000,000	g	CIT Group, Inc	7.000	05/04/15	2,002,400
6,300,000		CIT Group, Inc	5.250	03/15/18	6,426,000
2,000,000	g	CIT Group, Inc	6.625	04/01/18	2,167,500
4,500,000	g	CIT Group, Inc	5.500	02/15/19	4,590,000
3,000,000	i	Citigroup Capital XXI	8.300	12/21/57	3,028,500
6,560,000	g	Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	6,428,800
940,000	g	Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	907,100
1,600,000	g	CNH Capital LLC	6.250	11/01/16	1,716,000
1,000,000		Ford Motor Credit Co LLC	7.000	04/15/15	1,092,359
1,875,000		Ford Motor Credit Co LLC	12.000	05/15/15	2,315,625
1,750,000		Ford Motor Credit Co LLC	5.625	09/15/15	1,861,038
3,000,000		Ford Motor Credit Co LLC	8.000	12/15/16	3,478,212
3,650,000		Ford Motor Credit Co LLC	5.000	05/15/18	3,780,874
2,250,000		Ford Motor Credit Co LLC	8.125	01/15/20	2,719,676
2,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	2,157,920
3,083,000		Ford Motor Credit Co LLC	5.875	08/02/21	3,325,293
1,000,000		GMAC, Inc	6.750	12/01/14	1,047,500
2,000,000		GMAC, Inc	8.300	02/12/15	2,177,500
5,000,000		GMAC, Inc	8.000	03/15/20	5,562,500
2,000,000		GMAC, Inc	7.500	09/15/20	2,160,000
3,000,000		GMAC, Inc	8.000	11/01/31	3,307,500
3,600,000	g	Hexion US Finance Corp	6.625	04/15/20	3,681,000
1,825,000		International Lease Finance Corp	5.625	09/20/13	1,847,812
5,232,000		International Lease Finance Corp	8.625	09/15/15	5,755,200
4,275,000	g	International Lease Finance Corp	6.750	09/01/16	4,579,594
2,232,000		International Lease Finance Corp	8.750	03/15/17	2,483,100
8,000,000		International Lease Finance Corp	6.250	05/15/19	7,896,632
3,600,000		International Lease Finance Corp	8.250	12/15/20	3,960,756

		TOTAL DIVERSIFIED FINANCIALS			94,498,891

ENERGY - 11.1%
1,000,000		Arch Coal, Inc	8.750	08/01/16	1,050,000
12,500,000	g	Arch Coal, Inc	7.000	06/15/19	11,531,250
3,855,000		Bill Barrett Corp	7.625	10/01/19	3,912,825
5,500,000		Chaparral Energy, Inc	8.250	09/01/21	5,857,500
1,250,000		Chesapeake Energy Corp	9.500	02/15/15	1,431,250
3,600,000		Chesapeake Energy Corp	6.625	08/15/20	3,663,000
2,375,000		Chesapeake Energy Corp	6.875	11/15/20	2,452,187
2,000,000		Chesapeake Energy Corp	6.125	02/15/21	1,980,000
4,500,000	g	Chesapeake Oilfield Operating LLC	6.625	11/15/19	4,466,250
2,276,000		Cimarex Energy Co	7.125	05/01/17	2,344,280
5,000,000	h	Cimarex Energy Co	5.875	05/01/22	5,100,000
4,200,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	4,284,000
1,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,042,500

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,090,000		Consol Energy Inc	8.000%	04/01/17	$5,306,325
2,500,000		Consol Energy Inc	8.250	04/01/20	2,612,500
1,820,000		Continental Resources, Inc	7.125	04/01/21	2,020,200
2,695,000	g	Continental Resources, Inc	5.000	09/15/22	2,708,475
1,390,000		Energy Transfer Equity LP	7.500	10/15/20	1,542,900
1,250,000		Inergy LP	7.000	10/01/18	1,218,750
1,000,000		Inergy LP	6.875	08/01/21	962,500
6,750,000	g	Linn Energy LLC	6.500	05/15/19	6,615,000
2,000,000	g	Linn Energy LLC	6.250	11/01/19	1,940,000
875,000		Linn Energy LLC	8.625	04/15/20	942,813
1,000,000		Linn Energy LLC	7.750	02/01/21	1,037,500
406,000		Lyondell Chemical Co	8.000	11/01/17	455,735
2,560,000		MarkWest Energy Partners LP	6.750	11/01/20	2,764,800
4,500,000		MarkWest Energy Partners LP	6.250	06/15/22	4,725,000
2,800,000		Newfield Exploration Co	6.875	02/01/20	2,933,000
3,000,000		Newfield Exploration Co	5.750	01/30/22	3,142,500
2,750,000	g	NGPL PipeCo LLC	6.514	12/15/12	2,653,714
2,532,000		Niska Gas Storage US	8.875	03/15/18	2,380,080
1,000,000		Peabody Energy Corp	6.500	09/15/20	1,000,000
3,000,000		Peabody Energy Corp	4.750	12/15/41	2,850,000
1,500,000		Pioneer Natural Resources Co	6.875	05/01/18	1,764,251
2,665,000	g	Precision Drilling Corp	6.500	12/15/21	2,784,925
2,841,000		Precision Drilling Trust	6.625	11/15/20	2,975,947
1,000,000		Range Resources Corp	6.750	08/01/20	1,085,000
6,000,000		Range Resources Corp	5.000	08/15/22	5,925,000
1,125,000		Regency Energy Partners LP	6.875	12/01/18	1,189,687
4,800,000		Regency Energy Partners LP	6.500	07/15/21	5,088,000
1,500,000		SandRidge Energy, Inc	9.875	05/15/16	1,627,500
3,125,000	g	SandRidge Energy, Inc	8.000	06/01/18	3,187,500
5,175,000		SandRidge Energy, Inc	7.500	03/15/21	5,097,375
6,850,000	g	SESI LLC	7.125	12/15/21	7,398,000
3,000,000		SM Energy Co	6.500	11/15/21	3,195,000
4,777,200		Southwestern Energy Co	7.500	02/01/18	5,755,829
4,250,000	g	WPX Energy, Inc	5.250	01/15/17	4,228,750
2,000,000	g	WPX Energy, Inc	6.000	01/15/22	2,000,000

		TOTAL ENERGY			152,229,598

FOOD & STAPLES RETAILING - 3.3%
7,350,000		Ingles Markets, Inc	8.875	05/15/17	7,956,375
2,039,000		New Albertsons, Inc	7.450	08/01/29	1,559,835
1,980,000		New Albertsons, Inc	8.000	05/01/31	1,499,850
1,600,000		Rite Aid Corp	10.375	07/15/16	1,704,000
5,500,000		Rite Aid Corp	7.500	03/01/17	5,610,000
2,000,000		Rite Aid Corp	8.000	08/15/20	2,302,500
1,600,000		Stater Bros Holdings, Inc	7.750	04/15/15	1,634,000
3,800,000		Stater Bros Holdings, Inc	7.375	11/15/18	4,118,250
6,050,000		SuperValu, Inc	7.500	11/15/14	6,155,875
4,000,000		SuperValu, Inc	8.000	05/01/16	4,190,000
7,060,000		Susser Holdings LLC	8.500	05/15/16	7,748,350

		TOTAL FOOD & STAPLES RETAILING			44,479,035

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD, BEVERAGE & TOBACCO - 1.5%
$3,825,000		Del Monte Corp	7.625%	02/15/19	$3,805,875
9,025,000	g	Post Holdings, Inc	7.375	02/15/22	9,453,687
1,634,000		Smithfield Foods, Inc	7.750	07/01/17	1,846,420
5,112,000		TreeHouse Foods, Inc	7.750	03/01/18	5,540,130

		TOTAL FOOD, BEVERAGE & TOBACCO			20,646,112

HEALTH CARE EQUIPMENT & SERVICES - 5.9%
3,500,000		Apria Healthcare Group, Inc	11.250	11/01/14	3,661,875
2,415,000		Apria Healthcare Group, Inc	12.375	11/01/14	2,408,962
1,650,000	g	CHS	8.000	11/15/19	1,703,625
1,550,000		DaVita, Inc	6.375	11/01/18	1,623,625
5,768,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	6,157,340
1,250,000		Endo Pharmaceuticals Holdings, Inc	7.000	12/15/20	1,337,500
5,047,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	5,223,645
5,000,000	g	Fresenius Medical Care II	5.625	07/31/19	5,150,000
1,350,000	g	Fresenius Medical Care US Finance, Inc	6.500	09/15/18	1,471,500
2,200,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	2,535,500
705,000		HCA Holdings, Inc	7.750	05/15/21	728,794
4,000,000		HCA, Inc	6.500	02/15/16	4,260,000
98,000		HCA, Inc	9.875	02/15/17	106,820
6,000,000		HCA, Inc	8.500	04/15/19	6,667,500
6,500,000		HCA, Inc	7.875	02/15/20	7,141,875
13,600,000		HCA, Inc	7.500	02/15/22	14,484,000
900,000		HCA, Inc	7.500	11/06/33	843,750
3,750,000		Healthsouth Corp	7.750	09/15/22	4,050,000
500,000	g	Kinetic Concepts, Inc	12.500	11/01/19	470,000
7,295,000		LifePoint Hospitals, Inc	6.625	10/01/20	7,732,700
1,000,000		Tenet Healthcare Corp	10.000	05/01/18	1,145,000
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,496,250

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			80,400,261

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
5,000,000	g	Reynolds Group Issuer, Inc	8.750	10/15/16	5,287,500
7,581,000		Spectrum Brands Holdings, Inc	9.500	06/15/18	8,547,578
1,000,000	g	Spectrum Brands, Inc	6.750	03/15/20	1,010,000

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			14,845,078

INSURANCE - 1.8%
1,975,000		American Financial Group, Inc	9.875	06/15/19	2,414,351
4,000,000	i	American International Group, Inc	8.175	05/15/58	4,234,000
10,300,000	g	CHS	8.000	11/15/19	10,660,500
6,800,000		HCA, Inc	5.875	03/15/22	6,808,500

		TOTAL INSURANCE			24,117,351

MATERIALS - 7.1%
480,000		Ball Corp	7.375	09/01/19	530,400
2,500,000		Ball Corp	5.000	03/15/22	2,506,250
3,570,000		Celanese US Holdings LLC	6.625	10/15/18	3,802,050
1,640,000		CF Industries, Inc	6.875	05/01/18	1,892,150
2,000,000		CF Industries, Inc	7.125	05/01/20	2,382,500
4,500,000	g	CommScope, Inc	8.250	01/15/19	4,792,500
2,000,000		Crown Americas LLC	6.250	02/01/21	2,150,000

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,402,000	g	Fibria Overseas Finance Ltd	6.750%	03/03/21	$3,478,545
2,000,000		Georgia-Pacific LLC	8.875	05/15/31	2,698,086
3,300,000		Graphic Packaging International, Inc	9.500	06/15/17	3,663,000
4,000,000		Graphic Packaging International, Inc	7.875	10/01/18	4,430,000
1,260,000		Greif, Inc	6.750	02/01/17	1,354,500
600,000		Greif, Inc	7.750	08/01/19	678,000
2,500,000		Lafarge S.A.	7.125	07/15/36	2,306,057
4,090,000	g	Longview Fibre Paper & Packaging, Inc	8.000	06/01/16	4,166,688
9,000,000	g,h	LyondellBasell Industries NV	5.000	04/15/19	9,000,000
3,700,000	g	LyondellBasell Industries NV	6.000	11/15/21	3,885,000
1,460,000		Momentive Performance Materials, Inc	9.000	01/15/21	1,277,500
2,270,000	g	Rock-Tenn Co	4.450	03/01/19	2,280,199
2,730,000	g	Rock-Tenn Co	4.900	03/01/22	2,725,995
6,028,000	g	Sappi Papier Holding AG.	6.625	04/15/21	5,636,180
1,000,000		Silgan Holdings, Inc	7.250	08/15/16	1,123,750
5,000,000		Solutia, Inc	7.875	03/15/20	5,862,500
500,000		Steel Dynamics, Inc	7.750	04/15/16	518,750
1,250,000		Steel Dynamics, Inc	7.625	03/15/20	1,353,125
6,500,000		United States Steel Corp	7.500	03/15/22	6,500,000
4,290,000	g,h	USG Corp	7.875	03/30/20	4,295,363
3,740,000		Verso Paper Holdings LLC	11.375	08/01/16	2,384,250
5,000,000	g	Verso Paper Holdings LLC	11.750	01/15/19	5,150,000
5,600,000		Verso Paper Holdings LLC	8.750	02/01/19	3,080,000

		TOTAL MATERIALS			95,903,338

MEDIA - 6.7%
7,000,000		AMC Entertainment, Inc	8.750	06/01/19	7,332,500
2,835,000		Cablevision Systems Corp	8.625	09/15/17	3,086,606
6,600,000		CCO Holdings LLC	7.000	01/15/19	6,996,000
5,375,000		CCO Holdings LLC	8.125	04/30/20	5,966,250
5,450,000		CCO Holdings LLC	6.500	04/30/21	5,640,750
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,033,500
4,733,000		Cinemark USA, Inc	8.625	06/15/19	5,253,630
1,000,000		Cinemark USA, Inc	7.375	06/15/21	1,072,500
2,950,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	3,233,937
350,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	381,938
5,500,000	g	CSC Holdings LLC	6.750	11/15/21	5,726,875
3,000,000		DISH DBS Corp	7.750	05/31/15	3,408,750
6,000,000		DISH DBS Corp	6.750	06/01/21	6,465,000
3,000,000		Echostar DBS Corp	6.625	10/01/14	3,270,000
2,000,000	g	Kabel BW Erste Beteiligungs	7.500	03/15/19	2,160,000
5,225,000		Lamar Media Corp	7.875	04/15/18	5,714,844
5,875,000	g	Lamar Media Corp	5.875	02/01/22	5,977,813
4,750,000		Nexstar Broadcasting, Inc	8.875	04/15/17	5,094,375
5,630,000		Nielsen Finance LLC	7.750	10/15/18	6,207,075
2,000,000		Regal Entertainment Group	9.125	08/15/18	2,190,000
4,170,000	g	Univision Communications, Inc	7.875	11/01/20	4,378,500

		TOTAL MEDIA			91,590,843

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.8%
6,250,000	g	Convatec Healthcare	10.500	12/15/18	6,421,875
4,000,000	g	Mylan, Inc	7.625	07/15/17	4,400,000

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	g	Mylan, Inc	6.000%	11/15/18	$2,090,000
7,500,000	g	Mylan, Inc	7.875	07/15/20	8,362,500
7,195,000		NBTY, Inc	9.000	10/01/18	7,923,494
2,760,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	2,794,500
2,510,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	2,497,450
3,000,000	g	Valeant Pharmaceuticals International	7.250	07/15/22	2,970,000

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			37,459,819

REAL ESTATE - 1.6%
6,005,000		DuPont Fabros Technology LP	8.500	12/15/17	6,605,500
7,500,000		Host Hotels & Resorts LP	5.875	06/15/19	7,903,125
1,000,000	g	Host Hotels & Resorts LP	6.000	10/01/21	1,067,500
2,000,000		Weyerhaeuser Co	7.375	10/01/19	2,295,388
2,800,000		Weyerhaeuser Co	7.375	03/15/32	2,982,801

		TOTAL REAL ESTATE			20,854,314

RETAILING - 3.7%
4,500,000	g	Ace Hardware Corp	9.125	06/01/16	4,736,250
4,000,000		AmeriGas Finance LLC	7.000	05/20/22	4,080,000
2,000,000		AmeriGas Partners LP	6.250	08/20/19	1,997,500
4,500,000		Asbury Automotive Group, Inc	8.375	11/15/20	4,848,750
2,000,000		AutoNation, Inc	6.750	04/15/18	2,155,000
4,166,000		AutoNation, Inc	5.500	02/01/20	4,228,490
2,180,000		Ferrellgas LP	6.500	05/01/21	1,967,450
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,246,313
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,636,250
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,090,625
1,000,000		Limited Brands, Inc	6.625	04/01/21	1,083,750
4,055,000		Limited Brands, Inc	5.625	02/15/22	4,090,481
5,000,000	g	QVC, Inc	7.125	04/15/17	5,325,000
4,600,000	g	QVC, Inc	7.500	10/01/19	5,048,500
5,000,000	g	Sally Holdings LLC	6.875	11/15/19	5,325,000

		TOTAL RETAILING			50,859,359

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
6,750,000	g	Hynix Semiconductor, Inc	7.875	06/27/17	7,036,875

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,036,875

SOFTWARE & SERVICES - 2.3%
4,500,000		Fidelity National Information Services, Inc	7.625	07/15/17	4,927,500
500,000	g	Fidelity National Information Services, Inc	7.625	07/15/17	545,000
3,750,000	g	Fidelity National Information Services, Inc	5.000	03/15/22	3,693,750
800,000	g	First Data Corp	7.375	06/15/19	815,000
4,800,000	g	IMS Health, Inc	12.500	03/01/18	5,676,000
6,000,000	g,h	Lawson Software, Inc	9.375	04/01/19	6,210,000
3,000,000	g	Sophia LP	9.750	01/15/19	3,202,500
1,000,000		SunGard Data Systems, Inc	4.875	01/15/14	1,027,500
5,000,000		SunGard Data Systems, Inc	7.375	11/15/18	5,312,500

		TOTAL SOFTWARE & SERVICES			31,409,750

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
$4,580,000		Brocade Communications Systems, Inc	6.625%	01/15/18	$4,809,000
2,475,000		Jabil Circuit, Inc	5.625	12/15/20	2,598,750
860,000	g	Scientific Games Corp	7.875	06/15/16	896,550
2,500,000		Scientific Games Corp	8.125	09/15/18	2,721,875
9,861,000		Scientific Games Corp	9.250	06/15/19	10,921,058

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			21,947,233

TELECOMMUNICATION SERVICES - 7.3%
5,000,000		CenturyLink, Inc	6.450	06/15/21	5,132,545
5,000,000		CenturyTel, Inc	7.600	09/15/39	4,729,575
1,300,000		Citizens Communications Co	7.125	03/15/19	1,303,250
2,000,000		Cricket Communications, Inc	7.750	05/15/16	2,110,000
5,000,000		Frontier Communications Corp	7.875	04/15/15	5,375,000
10,000,000		Intelsat Bermuda Ltd	11.250	02/04/17	10,400,000
3,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	3,153,750
5,000,000		Intelsat Jackson Holdings S.A.	8.500	11/01/19	5,487,500
4,000,000		Intelsat Jackson Holdings S.A.	7.250	10/15/20	4,205,000
5,000,000		Qwest Corp	6.750	12/01/21	5,581,250
7,724,000		Sprint Capital Corp	6.900	05/01/19	6,681,260
5,057,000		Sprint Capital Corp	6.875	11/15/28	3,868,605
4,800,000		Sprint Capital Corp	8.750	03/15/32	4,116,000
4,650,000		Sprint Nextel Corp	6.000	12/01/16	4,150,125
4,500,000	g	Sprint Nextel Corp	9.000	11/15/18	4,938,750
3,125,000	g	Sprint Nextel Corp	7.000	03/01/20	3,171,875
2,525,000		Syniverse Holdings, Inc	9.125	01/15/19	2,783,813
2,350,000	g	VIP Finance Ireland Ltd	7.748	02/02/21	2,320,625
2,604,000		Virgin Media Finance plc	9.500	08/15/16	2,936,010
3,000,000		Virgin Media Finance plc	8.375	10/15/19	3,360,000
3,500,000		Virgin Media Finance plc	5.250	02/15/22	3,469,375
2,750,000	g	Wind Acquisition Finance S.A.	11.750	07/15/17	2,708,750
1,750,000	g	Wind Acquisition Finance S.A.	7.250	02/15/18	1,649,375
2,500,000		Windstream Corp	7.875	11/01/17	2,756,250
1,105,000		Windstream Corp	8.125	09/01/18	1,182,350
400,000		Windstream Corp	7.750	10/15/20	428,000
2,000,000		Windstream Corp	7.500	04/01/23	2,060,000

		TOTAL TELECOMMUNICATION SERVICES			100,059,033

TRANSPORTATION - 3.4%
2,652,301		Avis Budget Car Rental LLC	9.625	03/15/18	2,877,747
4,000,000	g	Bombardier, Inc	7.500	03/15/18	4,400,000
4,000,000	g	Bombardier, Inc	7.750	03/15/20	4,460,000
5,278,000		Bristow Group, Inc	7.500	09/15/17	5,515,510
5,840,000	g	Gulfmark Offshore, Inc	6.375	03/15/22	5,869,200
3,000,000		Hertz Corp	7.500	10/15/18	3,183,750
6,000,000		Hertz Corp	6.750	04/15/19	6,210,000
2,700,000	g	Hertz Corp	6.750	04/15/19	2,794,500
2,000,000		Hertz Corp	7.375	01/15/21	2,130,000
8,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	7,819,026
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,505,175

		TOTAL TRANSPORTATION			46,764,908

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

UTILITIES - 6.8%
$2,813,000		AES Corp	7.750%	03/01/14	$3,038,040
5,600,000		AES Corp	8.000	10/15/17	6,307,000
2,395,000	g	AES Corp	7.375	07/01/21	2,646,475
2,000,000	g	Calpine Construction Finance Co LP and CCFC Finance Corp	8.000	06/01/16	2,175,000
6,000,000	g	Calpine Corp	7.250	10/15/17	6,360,000
2,000,000	g	Calpine Corp	7.875	07/31/20	2,175,000
6,000,000	g	Calpine Corp	7.500	02/15/21	6,405,000
6,635,000	g	Calpine Corp	7.875	01/15/23	7,165,800
2,000,000		CMS Energy Corp	6.550	07/17/17	2,263,876
1,080,000		CMS Energy Corp	6.250	02/01/20	1,179,744
7,075,000		CMS Energy Corp	5.050	03/15/22	7,119,290
6,800,000		Crosstex Energy, Inc	8.875	02/15/18	7,225,000
2,750,000		El Paso Corp	7.750	01/15/32	3,131,543
2,000,000	g	Ipalco Enterprises, Inc	7.250	04/01/16	2,180,000
3,000,000		NRG Energy, Inc	7.625	05/15/19	2,895,000
5,000,000		NRG Energy, Inc	8.500	06/15/19	5,037,500
5,570,000		NRG Energy, Inc	7.875	05/15/21	5,347,200
1,765,000		QEP Resources, Inc	5.375	10/01/22	1,749,556
2,335,000		Questar Market Resources, Inc	6.875	03/01/21	2,580,175
2,100,000		Reliant Energy, Inc	7.625	06/15/14	2,115,750
3,289,000		Sabine Pass LNG LP	7.250	11/30/13	3,469,895
7,070,000		Sabine Pass LNG LP	7.500	11/30/16	7,582,575
4,738,000	g	Texas Competitive Electric Holdings Co LLC	11.500	10/01/20	3,091,545

		TOTAL UTILITIES			93,240,964

		TOTAL CORPORATE BONDS			1,301,257,389
		(Cost $1,258,010,691)

		TOTAL BONDS			1,301,257,389
		(Cost $1,258,010,691)

SHARES		COMPANY

PREFERRED STOCKS - 0.2%

DIVERSIFIED FINANCIALS - 0.2%
122,440		GMAC Capital Trust I	8.125	02/15/40	2,794,742

		TOTAL DIVERSIFIED FINANCIALS			2,794,742

		TOTAL PREFERRED STOCKS			2,794,742
		(Cost $3,061,000)

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.0%
TREASURY DEBT - 1.0%
$9,715,000		United States Treasury Bill	0.013%	05/03/12	$9,714,655
4,030,000		United States Treasury Bill	0.013	06/14/12	4,029,508

		TOTAL TREASURY DEBT			13,744,163

		TOTAL SHORT-TERM INVESTMENTS			13,744,163
		(Cost $13,744,398)

		TOTAL INVESTMENTS - 98.0%			1,335,054,892
		(Cost $1,291,847,609)
		OTHER ASSETS & LIABILITIES, NET - 2.0%			27,057,775

		NET ASSETS - 100.0%			$1,362,112,667

		Abbreviation(s):
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2012, the aggregate value of these securities amounted to $423,685,832 or 31.1% of net assets.

	h	All or a portion of these securities were purchased on a delayed delivery basis.
	i	Floating or variable rate security. Coupon reflects the rate at period end.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2012

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

LONG-TERM MUNICIPAL BONDS - 94.1%

ALABAMA - 0.9%
$1,025,000	Alabama Public School & College Authority	5.000%	05/01/19	$1,239,686
1,785,000	Southeast Alabama Gas District	5.000	06/01/18	1,951,237

	TOTAL ALABAMA			3,190,923

ALASKA - 0.2%
560,000	Alaska Railroad Corp	5.250	08/01/16	641,284

	TOTAL ALASKA			641,284

ARIZONA - 1.9%
1,110,000	Arizona School Facilities Board, COP	5.750	09/01/18	1,321,633
1,225,000	Arizona School Facilities Board, COP	5.000	09/01/19	1,418,354
2,000,000	City of Tucson AZ	5.000	07/01/20	2,399,920
1,260,000	Tucson AZ, COP	5.250	07/01/14	1,367,528

	TOTAL ARIZONA			6,507,435

ARKANSAS - 0.3%
1,000,000	Arkansas Development Finance Authority	5.500	12/01/18	1,198,500

	TOTAL ARKANSAS			1,198,500

CALIFORNIA - 11.3%
1,000,000	California Health Facilities Financing Authority	5.000	08/15/21	1,182,790
2,000,000	California State Department of Water Resources	5.000	05/01/20	2,445,320
1,000,000	City of Los Angeles CA	5.000	09/01/22	1,188,120
1,000,000	City of Los Angeles CA	5.000	09/01/23	1,171,810
2,000,000	County of San Bernardino CA, COP	5.250	08/01/19	2,285,380
10,000	Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	10,212
1,030,000	Desert Sands Unified School District	5.500	08/01/25	1,184,984
2,500,000	East Side Union High School District-Santa Clara County	5.250	02/01/23	2,821,500
2,250,000	Los Angeles Unified School District, COP	5.000	10/01/17	2,524,680
635,000	Sacramento City Financing Authority	5.400	11/01/20	718,502
2,000,000	State of California	5.000	02/01/17	2,316,520
1,855,000	State of California	5.000	03/01/17	2,152,505
375,000	State of California	5.000	03/01/18	439,673
1,000,000	State of California	5.000	11/01/18	1,184,630
1,000,000	State of California	5.000	03/01/19	1,175,020
1,430,000	State of California	5.000	07/01/19	1,724,251
850,000	State of California	5.250	02/01/20	1,009,188
2,000,000	State of California	5.000	02/01/22	2,332,560
2,000,000	State of California	5.250	10/01/22	2,386,580
3,000,000	State of California	5.000	02/01/38	3,164,190

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,710,000	West Contra Costa Unified School District	5.700%	02/01/21	$2,086,337
1,450,000	West Contra Costa Unified School District	6.000	08/01/21	1,833,873
1,810,000	West Contra Costa Unified School District	5.700	02/01/22	2,212,743

	TOTAL CALIFORNIA			39,551,368

COLORADO - 2.1%
2,045,000	Colorado Health Facilities Authority	5.000	02/01/25	2,299,194
1,375,000	Denver City & County School District No	5.000	12/01/23	1,708,135
1,000,000	Denver City & County School District No	5.500	12/01/23	1,286,520
1,000,000	Jefferson County Colorado School District	5.000	12/15/23	1,231,600
200,000	Rangely Hospital District	3.000	11/01/14	204,386
350,000	Rangely Hospital District	5.000	11/01/15	382,249
350,000	Rangely Hospital District	5.000	11/01/16	385,210

	TOTAL COLORADO			7,497,294

CONNECTICUT - 0.3%
1,000,000	State of Connecticut	5.000	05/15/21	1,231,930

	TOTAL CONNECTICUT			1,231,930

DELAWARE - 1.2%
1,500,000	State of Delaware	5.000	07/01/22	1,839,030
1,000,000	State of Delaware	5.000	07/01/23	1,215,010
1,000,000	State of Delaware	5.000	07/01/24	1,204,950

	TOTAL DELAWARE			4,258,990

DISTRICT OF COLUMBIA - 0.3%
1,000,000	District of Columbia	5.000	10/01/24	1,120,250

	TOTAL DISTRICT OF COLUMBIA			1,120,250

FLORIDA - 5.5%
1,485,000	Broward County School Board, COP	5.250	07/01/16	1,683,530
450,000	City of Jacksonville FL	5.000	10/01/19	541,062
1,500,000	City of Jacksonville FL	5.000	10/01/19	1,742,520
552,000	City of Lakeland FL, ETM	5.750	10/01/19	613,537
345,000	County of Brevard FL	5.000	07/01/16	403,578
845,000	County of Brevard FL	5.000	07/01/16	928,055
1,365,000	County of Brevard FL	5.000	01/01/21	1,674,691
1,000,000	County of Miami-Dade FL	5.000	07/01/17	1,170,270
1,000,000	County of Orange FL	5.000	10/01/21	1,180,430
1,600,000	First Governmental Financing Commission	5.500	07/01/15	1,769,024
2,200,000	Florida Department of Transportation	5.000	07/01/18	2,519,396
1,000,000	Florida State Department of Management Services, COP	5.000	08/01/18	1,164,460
1,820,000	Orange County School Board, COP	5.000	08/01/21	2,008,970
1,000,000	State of Florida	5.000	06/01/19	1,214,750
535,000	Town of Jupiter FL	5.500	07/01/21	669,697

	TOTAL FLORIDA			19,283,970

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

GEORGIA - 0.6%
$435,000	Cherokee County Water & Sewer Authority	5.500%	08/01/18	$498,884
215,000	City of Atlanta GA	5.500	11/01/17	259,167
75,000	City of Atlanta GA	5.500	11/01/19	92,712
125,000	City of Atlanta GA	5.500	11/01/22	150,805
635,000	Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	733,946
480,000	Municipal Electric Authority of Georgia	6.500	01/01/17	547,027

	TOTAL GEORGIA			2,282,541

HAWAII - 1.4%
1,000,000	State of Hawaii	5.000	12/01/22	1,220,030
1,000,000	State of Hawaii	5.000	12/01/24	1,192,480
2,000,000	State of Hawaii	5.000	12/01/25	2,360,740

	TOTAL HAWAII			4,773,250

ILLINOIS - 8.3%
2,045,000	Chicago Board of Education	5.000	12/01/17	2,359,787
1,230,000	Chicago Board of Education	6.000	01/01/20	1,411,855
1,665,000	Chicago Board of Education	5.000	12/01/21	1,910,754
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,122,510
1,000,000	Chicago State University	5.500	12/01/23	1,123,370
970,000	Chicago Transit Authority	5.000	12/01/22	1,121,019
465,000	Chicago Transit Authority	5.250	12/01/23	541,544
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,410,954
470,000	City of Chicago IL	5.000	01/01/21	542,568
470,000	Cook County Community Consolidated School District No 64, GO	5.500	12/01/14	518,805
250,000	Cook-Kane Lake & Mchenry Counties Community College District No 512	5.000	12/01/18	312,975
200,000	Illinois Municipal Electric Agency	5.250	02/01/17	234,778
115,000	Madison-Bond Etc Counties Community Unit School District No 5, GO	5.000	02/01/19	123,008
1,650,000	Regional Transportation Authority	6.000	06/01/23	2,042,106
3,000,000	State of Illinois	5.000	03/01/16	3,318,810
1,500,000	State of Illinois	5.000	06/15/19	1,771,545
2,045,000	State of Illinois	5.000	01/01/20	2,208,211
1,650,000	State of Illinois	5.000	01/01/20	1,853,363
1,835,000	State of Illinois	5.000	01/01/20	2,063,843
1,000,000	State of Illinois	5.250	01/01/20	1,140,280
1,020,000	State of Illinois	6.250	12/15/20	1,155,895
875,000	State of Illinois	5.000	04/01/21	958,256

	TOTAL ILLINOIS			29,246,236

INDIANA - 3.8%
770,000	Franklin Community Multi-School Building Corp	5.000	07/15/22	881,134
1,000,000	Griffith Multi-School Building Corp	5.000	07/15/15	1,124,620
1,520,000	Hammond Multi-School Building Corp	5.000	07/15/17	1,747,392
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,434,672
250,000	Indiana Finance Authority	5.000	09/15/17	270,120
250,000	Indiana Finance Authority	5.000	09/15/18	269,080
250,000	Indiana Finance Authority	5.000	09/15/19	266,455
320,000	Indiana State Finance Authority Revenue	5.000	02/01/15	358,419

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Indiana University	5.000%	08/01/19	$611,635
500,000	Indiana University	5.000	08/01/20	613,635
500,000	Indiana University	5.000	08/01/21	617,435
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,331,899
400,000	Lawrence Township School Building Corp	5.000	07/10/19	464,328
535,000	New Albany Floyd County School Building Corp	5.000	07/15/15	588,928
625,000	South Bend Redevelopment Authority	5.750	08/15/18	754,825

	TOTAL INDIANA			13,334,577

KENTUCKY - 0.3%
500,000	Lexington-Fayette Urban County Government Public Facilities Corp	5.000	06/01/17	569,475
500,000	Lexington-Fayette Urban County Government Public Facilities Corp	5.000	06/01/21	578,240

	TOTAL KENTUCKY			1,147,715

LOUISIANA - 0.3%
1,000,000	Louisiana Public Facilities Authority	5.250	10/01/24	1,121,410

	TOTAL LOUISIANA			1,121,410

MAINE - 0.3%
90,000	Maine Health & Higher Educational Facilities Authority	5.000	07/01/15	97,781
1,000,000	Maine Health & Higher Educational Facilities Authority	5.000	07/01/20	1,137,990

	TOTAL MAINE			1,235,771

MARYLAND - 0.5%
500,000	Maryland Health & Higher Educational Facilities Authority	5.000	05/15/23	584,860
1,000,000	Maryland Health & Higher Educational Facilities Authority	5.000	05/15/25	1,142,990

	TOTAL MARYLAND			1,727,850

MASSACHUSETTS - 2.5%
2,000,000	Commonwealth of Massachusetts	5.000	08/01/20	2,461,420
3,370,000	Commonwealth of Massachusetts	5.250	08/01/25	3,911,289
500,000	Massachusetts Bay Transportation Authority	5.250	07/01/20	623,750
1,000,000	Massachusetts Bay Transportation Authority	5.500	07/01/22	1,275,780
470,000	Massachusetts Housing Finance Agency	4.700	12/01/16	481,661

	TOTAL MASSACHUSETTS			8,753,900

MICHIGAN - 1.8%
1,005,000	Michigan Municipal Bond Authority	5.000	10/01/19	1,219,246
250,000	Michigan State Building Authority	5.000	10/15/19	289,682
1,000,000	Michigan State Building Authority	5.000	10/15/20	1,160,150
1,050,000	Otsego Public Schools	5.000	05/01/23	1,149,939
565,000	State of Michigan	5.250	05/15/18	676,277
1,485,000	State of Michigan	5.500	11/01/18	1,827,352

	TOTAL MICHIGAN			6,322,646

MINNESOTA - 1.3%
1,000,000	Minnesota Public Facilities Authority	5.000	03/01/16	1,153,770

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,715,000	University of Minnesota	5.000%	08/01/21	$2,137,439
1,000,000	University of Minnesota	5.000	12/01/25	1,200,010

	TOTAL MINNESOTA			4,491,219

MISSISSIPPI - 1.1%
2,100,000	Mississippi Development Bank Special Obligation	5.000	07/01/17	2,372,874
590,000	Mississippi Development Bank Special Obligation	5.000	11/01/17	657,525
500,000	University of Mississippi Educational Building Corp	5.000	10/01/23	590,670

	TOTAL MISSISSIPPI			3,621,069

MISSOURI - 0.5%
1,640,000	St Louis Regional Convention & Sports Complex Authority	5.250	08/15/14	1,753,390

	TOTAL MISSOURI			1,753,390

NEW JERSEY - 4.0%
25,000	Garden State Preservation Trust	5.125	11/01/18	30,636
500,000	New Jersey Educational Facilities Authority	5.000	07/01/16	565,045
500,000	New Jersey Educational Facilities Authority	5.000	07/01/17	575,350
1,115,000	New Jersey Environmental Infrastructure Trust	5.250	09/01/21	1,433,176
25,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	30,284
45,000	New Jersey State Turnpike Authority	6.500	01/01/16	53,264
40,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	44,769
75,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	85,745
1,815,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/19	2,187,837
500,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/20	590,080
1,025,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,239,615
2,000,000	New Jersey Transportation Trust Fund Authority	5.750	06/15/23	2,466,060
1,000,000	New Jersey Transportation Trust Fund Authority	5.250	06/15/23	1,178,750
1,000,000	New Jersey Transportation Trust Fund Authority	5.250	06/15/24	1,163,030
2,000,000	State of New Jersey	5.250	08/01/22	2,485,360

	TOTAL NEW JERSEY			14,129,001

NEW YORK - 13.0%
1,000,000	City of New York NY	5.000	10/01/23	1,188,680
2,000,000	City of New York NY	5.000	10/01/25	2,272,660
150,000	County of Onondaga NY	5.000	12/01/20	178,642
100,000	County of Onondaga NY	5.000	12/01/21	119,718
195,000	Lackawanna Housing Authority	5.000	09/01/16	219,389
1,000,000	Metropolitan Transportation Authority	5.000	11/15/20	1,196,060
1,000,000	Metropolitan Transportation Authority	5.250	11/15/20	1,215,360
1,000,000	Metropolitan Transportation Authority	5.250	11/15/23	1,225,850
2,000,000	New York City Health & Hospital Corp	5.000	02/15/20	2,326,960
1,500,000	New York City Transitional Finance Authority	5.000	11/01/20	1,835,745
1,500,000	New York City Transitional Finance Authority	5.000	11/01/21	1,847,700
2,000,000	New York City Transitional Finance Authority	5.000	11/01/23	2,395,140
1,250,000	New York State Dormitory Authority	5.000	07/01/15	1,386,225
1,050,000	New York State Dormitory Authority	5.000	01/15/16	1,174,688
1,000,000	New York State Dormitory Authority	5.000	07/01/16	1,137,550
500,000	New York State Dormitory Authority	5.000	07/01/17	529,465

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	New York State Dormitory Authority	5.000%	02/15/19	$1,185,150
500,000	New York State Dormitory Authority	5.000	07/01/19	556,095
1,405,000	New York State Dormitory Authority	5.000	07/01/19	1,606,280
2,000,000	New York State Dormitory Authority	5.000	03/15/20	2,430,640
1,100,000	New York State Dormitory Authority	5.000	07/01/20	1,229,712
500,000	New York State Dormitory Authority	5.000	11/01/20	569,425
500,000	New York State Dormitory Authority	5.000	11/01/21	570,165
1,175,000	New York State Dormitory Authority	5.000	02/15/24	1,349,805
250,000	New York State Environmental Facilities Corp	5.000	08/15/19	307,845
250,000	New York State Environmental Facilities Corp	5.000	08/15/20	307,927
2,190,000	New York State Environmental Facilities Corp	5.000	10/15/25	2,518,281
130,000	New York State Thruway Authority	5.500	04/01/12	130,000
1,000,000	New York State Thruway Authority	5.000	04/01/21	1,210,950
1,000,000	New York State Thruway Authority	5.000	01/01/24	1,129,480
1,100,000	New York State Urban Development Corp	5.000	03/15/18	1,311,354
2,000,000	New York State Urban Development Corp	5.000	03/15/20	2,430,640
1,635,000	Port Authority of New York & New Jersey, AMT	5.000	09/15/20	1,905,233
1,000,000	State of New York	5.000	12/15/20	1,228,510
1,000,000	State of New York	5.000	12/15/22	1,229,540
2,000,000	Tobacco Settlement Financing Corp	5.000	06/01/18	2,363,780

	TOTAL NEW YORK			45,820,644

NORTH CAROLINA - 2.1%
540,000	City of Charlotte NC	5.000	07/01/22	637,573
1,000,000	City of Charlotte NC	5.000	07/01/23	1,166,480
500,000	City of Charlotte NC	5.000	07/01/25	571,920
1,000,000	County of New Hanover NC	5.000	12/01/20	1,247,300
485,000	North Carolina Eastern Municipal Power Agency, ETM	5.000	01/01/21	601,463
1,500,000	State of North Carolina	5.000	03/01/19	1,846,605
1,000,000	State of North Carolina	5.000	05/01/25	1,175,210

	TOTAL NORTH CAROLINA			7,246,551

OHIO - 5.9%
1,910,000	Cincinnati City School District	5.250	06/01/22	2,286,060
1,445,000	Cincinnati City School District	5.250	06/01/23	1,709,652
2,000,000	City of Cincinnati OH	5.000	12/01/21	2,488,760
1,500,000	City of Columbus OH	5.000	07/01/21	1,857,945
750,000	County of Lucas OH	5.000	11/15/22	883,365
1,000,000	Ohio Air Quality Development Authority	5.625	06/01/18	1,132,140
1,000,000	Ohio State Water Development Authority	5.500	06/01/22	1,288,380
25,000	Ohio State Water Development Authority, ETM	6.000	12/01/16	27,809
150,000	State of Ohio	5.000	05/01/17	177,331
1,000,000	State of Ohio	5.000	09/15/20	1,221,660
1,000,000	State of Ohio	5.000	08/01/21	1,224,470
1,200,000	State of Ohio	5.000	01/01/23	1,376,328
1,000,000	State of Ohio	5.000	01/01/24	1,132,190
4,000,000	State of Ohio, AMT	4.950	09/01/20	4,028,480

	TOTAL OHIO			20,834,570

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

OKLAHOMA - 0.8%
$1,000,000	Oklahoma Turnpike Authority	5.000%	01/01/24	$1,179,690
500,000	Oklahoma Turnpike Authority	5.000	01/01/25	584,330
1,000,000	Oklahoma Turnpike Authority	5.000	01/01/25	1,168,660

	TOTAL OKLAHOMA			2,932,680

OREGON - 0.3%
740,000	State of Oregon	5.000	05/01/21	917,844

	TOTAL OREGON			917,844

PENNSYLVANIA - 3.3%
1,120,000	Carbon County Hospital Authority	5.400	11/15/14	1,157,822
1,500,000	City of Pittsburgh PA	5.000	09/01/23	1,693,410
1,500,000	City of Pittsburgh PA	5.000	09/01/24	1,675,380
350,000	Commonwealth of Pennsylvania	5.000	01/01/16	402,539
1,925,000	Commonwealth of Pennsylvania	5.000	02/15/19	2,341,820
2,000,000	Philadelphia School District	5.000	09/01/20	2,269,820
1,425,000	Philadelphia School District, GO	5.000	06/01/24	1,558,195
415,000	Pittsburgh Urban Redevelopment Authority, ETM	6.500	09/01/13	435,422

	TOTAL PENNSYLVANIA			11,534,408

PUERTO RICO - 5.0%
510,000	Commonwealth of Puerto Rico	5.000	07/01/13	532,578
1,000,000	Commonwealth of Puerto Rico	5.250	07/01/16	1,093,530
1,500,000	Commonwealth of Puerto Rico	5.500	07/01/19	1,679,160
2,000,000	Commonwealth of Puerto Rico	5.500	07/01/20	2,213,180
250,000	Commonwealth of Puerto Rico	5.500	07/01/21	276,075
1,250,000	Government Development Bank for Puerto Rico	5.000	12/01/16	1,352,225
3,370,000	Puerto Rico Commonwealth Infrastructure Financing Authority	5.500	07/01/19	3,749,799
1,000,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/21	1,094,640
145,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/22	186,580
255,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/22	283,823
1,225,000	Puerto Rico Infrastructure Financing Authority	5.500	07/01/18	1,363,413
5,000	Puerto Rico Public Buildings Authority, ETM	5.500	07/01/13	5,315
1,500,000	Puerto Rico Public Buildings Authority	6.000	07/01/20	1,723,515
475,000	Puerto Rico Public Buildings Authority	6.250	07/01/21	555,660
250,000	Puerto Rico Public Finance Corp	6.000	08/01/24	285,030
1,000,000	Puerto Rico Public Finance Corp	6.000	08/01/25	1,132,680

	TOTAL PUERTO RICO			17,527,203

RHODE ISLAND - 1.3%
315,000	Providence Housing Authority	5.000	09/01/18	344,742
790,000	Rhode Island State & Providence Plantations, COP	5.250	10/01/14	864,221
800,000	Rhode Island State & Providence Plantations, COP	5.000	10/01/16	907,024
2,000,000	State of Rhode Island	5.000	08/01/21	2,415,380

	TOTAL RHODE ISLAND			4,531,367

SOUTH CAROLINA - 1.3%
315,000	County of Richland SC	4.600	09/01/12	319,555

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$750,000	Lexington County Health Services District, Inc	5.000%	11/01/19	$871,905
750,000	Lexington County Health Services District, Inc	5.000	11/01/21	859,230
1,120,000	Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,296,814
1,000,000	Scago Public Facilities Corp for Georgetown County	5.000	12/01/19	1,129,330

	TOTAL SOUTH CAROLINA			4,476,834

SOUTH DAKOTA - 0.2%
500,000	State of South Dakota	6.700	09/01/17	580,585

	TOTAL SOUTH DAKOTA			580,585

TENNESSEE - 0.8%
1,000,000	Memphis-Shelby County Airport Authority, AMT	5.625	07/01/20	1,180,760
1,500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	6.000	12/01/16	1,653,750

	TOTAL TENNESSEE			2,834,510

TEXAS - 3.7%
970,000	Bexar Metropolitan Water District	5.000	05/01/17	1,086,361
725,000	County of Harris TX	5.000	08/15/16	845,481
160,000	Harris County Flood Control District	5.000	10/01/14	177,807
1,515,000	Lower Colorado River Authority, ETM	6.000	01/01/17	1,850,739
500,000	Lower Colorado River Authority	5.000	05/15/21	600,400
500,000	Lower Colorado River Authority	5.000	05/15/22	576,625
500,000	Lower Colorado River Authority	5.000	05/15/23	566,840
1,000,000	Lubbock Health Facilities Development Corp	5.000	07/01/19	1,168,230
310,000	North Central Texas Health Facility Development Corp, ETM	5.500	06/01/21	379,747
1,000,000	State of Texas	5.000	10/01/22	1,224,280
630,000	Tarrant County Health Facilities Development Corp, ETM	6.000	09/01/24	800,654
2,020,000	Texas Transportation Commission	5.000	04/01/22	2,344,028
1,000,000	University of Texas System	5.000	08/15/20	1,237,790

	TOTAL TEXAS			12,858,982

UTAH - 1.4%
1,100,000	City of Salt Lake City UT	4.000	06/15/18	1,276,979
1,000,000	State of Utah	5.000	07/01/18	1,221,110
1,000,000	State of Utah	5.000	07/01/21	1,256,760
900,000	Utah State Board of Regents	5.000	08/01/22	1,046,088

	TOTAL UTAH			4,800,937

VIRGINIA - 0.8%
320,000	Tobacco Settlement Financing Corp, ETM	5.500	06/01/26	350,205
1,000,000	Virginia College Building Authority	5.000	02/01/23	1,228,320
1,000,000	Virginia College Building Authority	4.500	09/01/26	1,093,680

	TOTAL VIRGINIA			2,672,205

WASHINGTON - 2.1%
3,150,000	Port of Seattle WA	5.500	09/01/17	3,671,986
500,000	State of Washington	5.000	06/01/24	591,850

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$600,000	Washington Economic Development Finance Authority	5.000%	06/01/16	$686,946
560,000	Washington Higher Education Facilities Authority	5.000	05/01/18	641,497
290,000	Washington Higher Education Facilities Authority	5.000	05/01/19	334,912
625,000	Washington Higher Education Facilities Authority	5.000	05/01/20	720,331
660,000	Washington Higher Education Facilities Authority	5.000	05/01/21	765,310

	TOTAL WASHINGTON			7,412,832

WISCONSIN - 1.4%
1,040,000	State of Wisconsin	5.000	05/01/19	1,277,973
2,000,000	State of Wisconsin	5.000	05/01/21	2,447,320
1,000,000	State of Wisconsin	5.000	05/01/21	1,223,660

	TOTAL WISCONSIN			4,948,953

	TOTAL LONG-TERM MUNICIPAL BONDS			330,353,624
	(Cost $311,533,432)

	TOTAL INVESTMENTS - 94.1%			330,353,624
	(Cost $311,533,432)

	OTHER ASSETS & LIABILITIES, NET - 5.9%			20,671,493

	NET ASSETS - 100.0%			$351,025,117

	Abbreviation(s):
	AMT Alternative Minimum Tax (subject to)
	COP Certificate of Participation
	ETM Escrowed to Maturity
	GO General Obligation

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 98.6%

U.S. TREASURY SECURITIES - 98.6%
$34,606,223	k	United States Treasury Inflation Indexed Bonds	0.625%	04/15/13	$35,509,238
51,973,974	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/13	54,702,608
53,375,341	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/14	57,044,896
35,022,060	k	United States Treasury Inflation Indexed Bonds	1.250	04/15/14	37,145,272
55,978,817	k	United States Treasury Inflation Indexed Bonds	2.000	07/15/14	60,977,557
36,287,094	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	39,538,744
46,736,954	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/15	49,548,462
41,209,025	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	45,960,920
42,854,006	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	48,398,243
65,088,129	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	68,749,336
40,784,478	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	47,619,059
37,454,677	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	43,871,712
32,977,471	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	39,647,693
31,986,662	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	36,759,680
30,821,039	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	35,292,494
31,030,885	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	37,135,250
33,870,974	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	40,256,194
40,086,099	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	46,039,527
61,928,450	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	70,719,379
68,461,238	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	77,061,680
67,302,803	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	72,818,470
31,453,464	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	32,200,484
55,732,341	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	70,893,266
38,887,184	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	47,658,072
33,161,385	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	42,550,203
33,563,927	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	40,027,601
37,922,618	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	55,956,605
33,979,120	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	44,847,138
45,752,977	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	70,481,042
12,422,084	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	18,912,624
17,304,221	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	22,753,700
41,154,868	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/41	54,269,772
19,056,620	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/42	18,164,827

		TOTAL U.S. TREASURY SECURITIES			1,563,511,748

		TOTAL GOVERNMENT BONDS			1,563,511,748
		(Cost $1,409,946,203)

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.9%

TREASURY DEBT - 0.9%
$14,000,000		United States Treasury Bill	0.048%	05/31/12	$13,998,740

					13,998,740

		TOTAL SHORT-TERM INVESTMENTS			13,998,740
		(Cost $13,998,833)
		TOTAL INVESTMENTS - 99.5%			1,577,510,488
		(Cost $1,423,945,036)
		OTHER ASSETS AND LIABILITIES, NET - 0.5%			7,508,741

		NET ASSETS - 100.0%			$1,585,019,229

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF FUNDS – Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.4%

CORPORATE BONDS - 21.6%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000		BorgWarner, Inc	4.625%	09/15/20	$53,448
400,000		Honeywell International, Inc	5.400	03/15/16	459,204
400,000		Honeywell International, Inc	5.000	02/15/19	469,089
282,000		Honeywell International, Inc	5.700	03/15/37	344,358
210,000		Johnson Controls, Inc	5.500	01/15/16	236,856
150,000		Johnson Controls, Inc	2.600	12/01/16	154,509
160,000		Johnson Controls, Inc	4.250	03/01/21	169,514
270,000		Johnson Controls, Inc	6.000	01/15/36	304,323

		TOTAL AUTOMOBILES & COMPONENTS			2,191,301

BANKS - 3.1%
100,000		Allied World Assurance Co Ltd	7.500	08/01/16	114,527
650,000		American Express Bank FSB	5.500	04/16/13	680,432
1,800,000		Asian Development Bank	0.875	06/10/14	1,815,041
1,750,000		Asian Development Bank	2.500	03/15/16	1,857,917
1,000,000		Asian Development Bank	1.125	03/15/17	997,515
75,000		Asian Development Bank	5.820	06/16/28	93,778
500,000		Banco do Brasil S.A.	3.875	01/23/17	513,750
100,000		BanColombia S.A.	4.250	01/12/16	103,250
200,000		BanColombia S.A.	5.950	06/03/21	211,750
1,500,000		Bank of America Corp	4.900	05/01/13	1,544,746
470,000		Bank of America Corp	4.500	04/01/15	486,809
2,045,000		Bank of America Corp	3.700	09/01/15	2,064,145
550,000		Bank of America Corp	3.625	03/17/16	549,049
1,200,000		Bank of America Corp	6.500	08/01/16	1,319,381
585,000		Bank of America Corp	5.300	03/15/17	610,488
600,000		Bank of America Corp	3.875	03/22/17	603,309
575,000		Bank of America Corp	6.000	09/01/17	626,267
590,000		Bank of America Corp	5.750	12/01/17	632,771
320,000		Bank of America Corp	5.650	05/01/18	341,601
600,000		Bank of America Corp	5.490	03/15/19	601,421
700,000		Bank of America Corp	5.875	01/05/21	740,488
500,000		Bank of America Corp	5.700	01/24/22	529,292
700,000		Bank of America Corp	5.875	02/07/42	696,227
100,000		Bank of New York Mellon Corp	1.500	01/31/14	101,178
530,000		Bank of New York Mellon Corp	4.300	05/15/14	567,552
300,000		Bank of New York Mellon Corp	1.700	11/24/14	304,696
1,150,000		Bank of New York Mellon Corp	2.300	07/28/16	1,178,975
295,000		Bank of New York Mellon Corp	5.450	05/15/19	341,021
500,000		Bank of New York Mellon Corp	3.550	09/23/21	512,136
510,000		Barclays Bank plc	5.200	07/10/14	540,512
190,000	i	BB&T Capital Trust IV	6.820	06/12/57	191,900

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	BB&T Corp	5.200%	12/23/15	$554,670
100,000	BB&T Corp	3.200	03/15/16	105,123
200,000	BB&T Corp	2.150	03/22/17	199,419
70,000	BB&T Corp	4.900	06/30/17	76,820
400,000	BB&T Corp	6.850	04/30/19	492,365
200,000	BB&T Corp	3.950	03/22/22	200,522
150,000	BBVA US Senior SAU	3.250	05/16/14	149,547
460,000	BHP Billiton Finance Ltd	5.400	03/29/17	538,347
400,000	BHP Billiton Finance USA Ltd	5.500	04/01/14	437,507
300,000	BHP Billiton Finance USA Ltd	1.000	02/24/15	299,693
300,000	BHP Billiton Finance USA Ltd	1.875	11/21/16	302,701
500,000	BHP Billiton Finance USA Ltd	1.625	02/24/17	497,499
450,000	BHP Billiton Finance USA Ltd	6.500	04/01/19	558,027
100,000	BHP Billiton Finance USA Ltd	3.250	11/21/21	100,922
300,000	BHP Billiton Finance USA Ltd	2.875	02/24/22	292,582
200,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	187,952
810,000	Capital One Bank USA NA	8.800	07/15/19	990,378
250,000	Capital One Financial Corp	3.150	07/15/16	255,816
200,000	Citigroup, Inc	5.850	07/02/13	209,238
1,600,000	Citigroup, Inc	6.000	12/13/13	1,695,195
1,460,000	Citigroup, Inc	5.500	10/15/14	1,566,449
350,000	Citigroup, Inc	2.650	03/02/15	349,936
1,750,000	Citigroup, Inc	3.953	06/15/16	1,798,394
200,000	Citigroup, Inc	4.450	01/10/17	209,501
650,000	Citigroup, Inc	6.000	08/15/17	722,699
915,000	Citigroup, Inc	6.125	11/21/17	1,021,287
1,320,000	Citigroup, Inc	6.125	05/15/18	1,479,702
2,310,000	Citigroup, Inc	5.375	08/09/20	2,481,143
1,000,000	Citigroup, Inc	4.500	01/14/22	1,003,915
1,070,000	Citigroup, Inc	6.875	03/05/38	1,235,421
200,000	Citigroup, Inc	5.875	01/30/42	207,227
250,000	Comerica Bank	5.750	11/21/16	280,979
50,000	Comerica Bank	5.200	08/22/17	55,058
200,000	Compass Bank	5.500	04/01/20	192,888
400,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	408,936
200,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	193,414
400,000	Deutsche Bank AG	4.875	05/20/13	414,906
700,000	Deutsche Bank AG	3.875	08/18/14	731,443
900,000	Deutsche Bank AG	3.450	03/30/15	933,534
600,000	Deutsche Bank AG	3.250	01/11/16	615,598
215,000	Discover Bank	7.000	04/15/20	246,703
450,000	Fifth Third Bancorp	3.625	01/25/16	473,933
200,000	Fifth Third Bancorp	3.500	03/15/22	195,420
140,000	Fifth Third Bancorp	8.250	03/01/38	185,843
250,000	Fifth Third Bank	4.750	02/01/15	266,822
100,000	First Horizon National Corp	5.375	12/15/15	106,244
200,000	First Niagara Financial Group, Inc	7.250	12/15/21	214,084
600,000	HSBC Bank USA NA	4.625	04/01/14	630,505
750,000	HSBC Bank USA NA	4.875	08/24/20	768,488
266,000	HSBC Bank USA NA	5.875	11/01/34	276,582
33,000	HSBC Bank USA NA	7.000	01/15/39	38,532
150,000	HSBC Holdings plc	4.875	01/14/22	158,918

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,325,000		HSBC Holdings plc	6.500%	09/15/37	$1,487,026
150,000		HSBC Holdings plc	6.100	01/14/42	174,529
700,000		HSBC USA, Inc	2.375	02/13/15	704,800
1,000,000		Inter-American Development Bank	1.750	08/24/18	1,010,520
340,000		JP Morgan Chase Capital XXV	6.800	10/01/37	341,904
2,475,000		JPMorgan Chase & Co	2.050	01/24/14	2,517,887
634,000		JPMorgan Chase & Co	5.125	09/15/14	679,382
225,000		JPMorgan Chase & Co	3.700	01/20/15	237,251
800,000		JPMorgan Chase & Co	1.875	03/20/15	802,042
610,000		JPMorgan Chase & Co	3.400	06/24/15	639,120
700,000		JPMorgan Chase & Co	5.150	10/01/15	761,508
250,000		JPMorgan Chase & Co	3.450	03/01/16	260,665
300,000		JPMorgan Chase & Co	3.150	07/05/16	309,259
335,000		JPMorgan Chase & Co	6.000	01/15/18	387,531
180,000		JPMorgan Chase & Co	4.950	03/25/20	194,151
700,000		JPMorgan Chase & Co	4.400	07/22/20	726,189
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,863,436
750,000		JPMorgan Chase & Co	4.625	05/10/21	783,803
1,950,000		JPMorgan Chase & Co	4.350	08/15/21	1,992,381
500,000		JPMorgan Chase & Co	4.500	01/24/22	520,169
1,408,000		JPMorgan Chase & Co	5.500	10/15/40	1,520,441
200,000		JPMorgan Chase & Co	5.400	01/06/42	212,362
50,000		KeyBank NA	5.800	07/01/14	54,214
600,000		KeyCorp	3.750	08/13/15	634,210
150,000		KeyCorp	5.100	03/24/21	165,330
150,000		M&I Marshall & Ilsley Bank	5.000	01/17/17	161,390
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	273,853
250,000		National Australia Bank	2.000	03/09/15	250,310
250,000		National Australia Bank	2.750	03/09/17	248,718
100,000		Noble Holding International Ltd	6.200	08/01/40	111,171
150,000		Noble Holding International Ltd	5.250	03/15/42	149,014
600,000		Nordic Investment Bank	3.625	06/17/13	622,659
500,000		Nordic Investment Bank	2.250	03/15/16	524,454
400,000		Northern Trust Corp	4.625	05/01/14	430,319
580,000		PNC Funding Corp	5.400	06/10/14	632,224
700,000		PNC Funding Corp	2.700	09/19/16	721,263
645,000		PNC Funding Corp	5.125	02/08/20	730,603
50,000		PNC Funding Corp	4.375	08/11/20	54,282
400,000		PNC Funding Corp	3.300	03/08/22	395,715
240,000		Rabobank Nederland NV	2.125	10/13/15	241,620
250,000		Royal Bank of Scotland Group plc	6.400	10/21/19	262,196
250,000		Sovereign Bank	8.750	05/30/18	292,712
350,000		State Street Corp	4.300	05/30/14	375,126
300,000		SunTrust Bank	7.250	03/15/18	343,090
100,000		SunTrust Banks, Inc	3.600	04/15/16	103,330
150,000		SunTrust Banks, Inc	3.500	01/20/17	153,000
100,000		SunTrust Banks, Inc	6.000	09/11/17	112,370
50,000		SVB Financial Group	5.375	09/15/20	54,074
200,000		Svenska Handelsbanken AB	3.125	07/12/16	203,792
300,000	h	Svenska Handelsbanken AB	2.875	04/04/17	299,903
100,000		Toronto-Dominion Bank	2.500	07/14/16	103,152
650,000		Toronto-Dominion Bank	2.375	10/19/16	666,742

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$315,000		Union Bank of California NA	5.950%	05/11/16	$343,967
60,000		UnionBanCal Corp	5.250	12/16/13	63,472
400,000		US Bancorp	2.000	06/14/13	406,711
300,000		US Bancorp	2.200	11/15/16	305,825
325,000		US Bancorp	3.000	03/15/22	320,091
970,000		US Bank NA	6.300	02/04/14	1,062,063
250,000	i	US Bank NA	3.778	04/29/20	261,016
240,000		USB Capital XIII Trust	6.625	12/15/39	242,256
1,029,000		Wachovia Bank NA	4.800	11/01/14	1,102,878
900,000		Wachovia Bank NA	5.600	03/15/16	1,001,654
1,110,000		Wachovia Bank NA	5.850	02/01/37	1,217,587
800,000		Wachovia Corp	5.500	05/01/13	840,179
500,000		Wells Fargo & Co	1.250	02/13/15	497,960
350,000		Wells Fargo & Co	3.676	06/15/16	373,770
300,000		Wells Fargo & Co	5.125	09/15/16	330,263
1,200,000		Wells Fargo & Co	4.600	04/01/21	1,286,903
1,000,000		Wells Fargo & Co	3.500	03/08/22	984,469
264,000		Wells Fargo & Co	5.375	02/07/35	281,744
1,670,000		Wells Fargo Bank NA	4.750	02/09/15	1,791,361
20,000		Western Union Co	5.930	10/01/16	23,061
100,000		Western Union Co	3.650	08/22/18	106,915
400,000		Western Union Co	5.253	04/01/20	446,506
100,000		Westpac Banking Corp	1.850	12/09/13	101,114
1,455,000		Westpac Banking Corp	3.000	08/04/15	1,506,151
150,000		Westpac Banking Corp	3.000	12/09/15	155,587
75,000		Westpac Banking Corp	4.875	11/19/19	80,971
185,000		Zions Bancorporation	7.750	09/23/14	202,575

		TOTAL BANKS			91,914,992

CAPITAL GOODS - 0.7%
165,000		Agilent Technologies, Inc	2.500	07/15/13	167,615
50,000		Agilent Technologies, Inc	6.500	11/01/17	60,139
100,000		Agilent Technologies, Inc	5.000	07/15/20	111,168
200,000		Applied Materials, Inc	4.300	06/15/21	217,600
100,000		Applied Materials, Inc	5.850	06/15/41	114,953
100,000		Arrow Electronics, Inc	6.875	07/01/13	106,741
200,000		Arrow Electronics, Inc	5.125	03/01/21	204,396
225,000		Avnet, Inc	6.625	09/15/16	254,988
115,000		Black & Decker Corp	8.950	04/15/14	131,875
100,000		Cameron International Corp	6.375	07/15/18	118,104
100,000		Cameron International Corp	5.950	06/01/41	113,601
100,000		Carlisle Cos, Inc	5.125	12/15/20	106,690
136,000		Caterpillar Financial Services Corp	6.125	02/17/14	149,495
150,000		Caterpillar Financial Services Corp	1.375	05/20/14	152,237
250,000		Caterpillar Financial Services Corp	2.050	08/01/16	256,880
300,000		Caterpillar Financial Services Corp	1.750	03/24/17	301,540
500,000		Caterpillar Financial Services Corp	5.850	09/01/17	598,996
200,000		Caterpillar Financial Services Corp	5.450	04/15/18	237,241
1,361,000		Caterpillar Financial Services Corp	7.150	02/15/19	1,758,035
50,000		Caterpillar, Inc	5.700	08/15/16	59,135
200,000		Caterpillar, Inc	3.900	05/27/21	219,196
10,000		Caterpillar, Inc	7.300	05/01/31	13,665

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000		Caterpillar, Inc	5.200%	05/27/41	$461,462
75,000		CRH America, Inc	5.300	10/15/13	78,737
150,000		CRH America, Inc	4.125	01/15/16	152,107
350,000		CRH America, Inc	6.000	09/30/16	381,170
450,000		Danaher Corp	5.625	01/15/18	533,967
218,000		Deere & Co	5.375	10/16/29	263,437
200,000		Dover Corp	4.875	10/15/15	224,182
150,000		Dover Corp	5.450	03/15/18	176,377
100,000		Dover Corp	5.375	03/01/41	116,896
200,000		Eaton Corp	5.600	05/15/18	235,912
300,000		Emerson Electric Co	5.250	10/15/18	348,716
400,000		Emerson Electric Co	4.875	10/15/19	459,864
100,000		Energizer Holdings, Inc	4.700	05/19/21	103,999
400,000		General Dynamics Corp	5.250	02/01/14	433,874
11,000		General Dynamics Corp	5.375	08/15/15	12,605
300,000		General Dynamics Corp	2.250	07/15/16	310,911
750,000		General Electric Co	5.250	12/06/17	867,348
265,000		Goodrich Corp	6.125	03/01/19	312,387
25,000		Goodrich Corp	4.875	03/01/20	28,319
185,000		Harsco Corp	5.125	09/15/13	195,035
100,000		IDEX Corp	4.500	12/15/20	103,132
200,000		IDEX Corp	4.200	12/15/21	201,270
100,000		Illinois Tool Works, Inc	6.250	04/01/19	121,996
200,000	g	Illinois Tool Works, Inc	4.875	09/15/41	215,701
200,000		Ingersoll-Rand Global Holding Co Ltd	6.000	08/15/13	213,572
170,000		Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	207,655
695,000		John Deere Capital Corp	2.950	03/09/15	737,027
100,000		John Deere Capital Corp	2.000	01/13/17	102,006
800,000		John Deere Capital Corp	5.500	04/13/17	950,403
200,000		John Deere Capital Corp	3.150	10/15/21	203,501
100,000		Joy Global, Inc	5.125	10/15/21	108,280
150,000		Kennametal, Inc	3.875	02/15/22	151,043
100,000		KLA-Tencor Corp	6.900	05/01/18	119,230
100,000		Legrand France S.A.	8.500	02/15/25	127,521
400,000		Lockheed Martin Corp	7.650	05/01/16	485,875
239,000		Lockheed Martin Corp	5.500	11/15/39	263,537
350,000		Lockheed Martin Corp	4.850	09/15/41	357,022
100,000		Mosaic Co	4.875	11/15/41	99,713
250,000		Parker Hannifin Corp	3.500	09/15/22	257,106
100,000		Raytheon Co	1.400	12/15/14	101,657
50,000		Raytheon Co	4.400	02/15/20	55,172
300,000		Raytheon Co	3.125	10/15/20	305,340
200,000		Raytheon Co	7.200	08/15/27	260,253
100,000		Raytheon Co	4.700	12/15/41	103,369
100,000		Rockwell Automation, Inc	6.250	12/01/37	120,200
100,000		Rockwell Collins, Inc	3.100	11/15/21	101,318
100,000		Roper Industries, Inc	6.250	09/01/19	117,321
100,000		Snap-on, Inc	4.250	01/15/18	109,238
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	253,260
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	105,794
250,000		Textron, Inc	5.600	12/01/17	271,089
170,000		Tyco International Finance S.A.	4.125	10/15/14	181,793

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Tyco International Finance S.A.	3.375%	10/15/15	$211,742
400,000		Tyco International Finance S.A.	3.750	01/15/18	429,152
200,000		United Technologies Corp	4.875	05/01/15	223,371
200,000		United Technologies Corp	5.375	12/15/17	239,480
490,000		United Technologies Corp	4.500	04/15/20	559,444
280,000		United Technologies Corp	5.400	05/01/35	324,646
280,000		United Technologies Corp	6.050	06/01/36	348,628
145,000		United Technologies Corp	5.700	04/15/40	174,579
100,000		Valmont Industries, Inc	6.625	04/20/20	114,439
100,000	g	Xylem, Inc	3.550	09/20/16	103,243
100,000	g	Xylem, Inc	4.875	10/01/21	106,707

		TOTAL CAPITAL GOODS			21,098,420

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
200,000		Celgene Corp	3.950	10/15/20	203,657
30,000		Corp Andina de Fomento	5.125	05/05/15	31,931
500,000		Corp Andina de Fomento	3.750	01/15/16	518,332
100,000		Corp Andina de Fomento	8.125	06/04/19	123,939
1,000,000		Council Of Europe Development Bank	2.625	02/16/16	1,044,308
350,000		Daimler Finance North America LLC	6.500	11/15/13	381,163
300,000		Daimler Finance North America LLC	8.500	01/18/31	436,699
200,000		eBay, Inc	3.250	10/15/20	203,381
150,000		Equifax, Inc	6.300	07/01/17	171,706
1,500,000		European Investment Bank	1.125	04/15/15	1,510,243
1,200,000		European Investment Bank	1.750	03/15/17	1,211,842
25,000		Howard Hughes Medical Institute	3.450	09/01/14	26,622
200,000		McGraw-Hill Cos, Inc	5.900	11/15/17	234,020
44,000		Quest Diagnostics, Inc	5.450	11/01/15	49,315
200,000		Quest Diagnostics, Inc	4.700	04/01/21	216,483
150,000		Quest Diagnostics, Inc	6.950	07/01/37	183,177
150,000		Reed Elsevier Capital, Inc	7.750	01/15/14	166,468
100,000		Reed Elsevier Capital, Inc	8.625	01/15/19	126,080
63,000		Republic Services, Inc	5.500	09/15/19	72,903
265,000		Republic Services, Inc	5.000	03/01/20	296,752
580,000		Republic Services, Inc	5.250	11/15/21	661,318
30,000		Republic Services, Inc	6.200	03/01/40	35,777
150,000		SAIC, Inc	4.450	12/01/20	158,087
100,000		Svensk Exportkredit AB	3.250	09/16/14	104,975
300,000		Thomson Corp	5.700	10/01/14	330,873
345,000		Thomson Reuters Corp	6.500	07/15/18	426,497
145,000		Thomson Reuters Corp	5.850	04/15/40	160,590
200,000	g	URS Corp	5.000	04/01/22	197,698
25,000		Vanderbilt University	5.250	04/01/19	29,368
500,000		Waste Management, Inc	5.000	03/15/14	537,180
310,000		Waste Management, Inc	4.600	03/01/21	340,426
255,000		Waste Management, Inc	6.125	11/30/39	310,312

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			10,502,122

CONSUMER DURABLES & APPAREL - 0.0%
100,000		Hasbro, Inc	6.125	05/15/14	108,759
100,000		Hasbro, Inc	6.350	03/15/40	108,393
100,000		Mattel Inc	4.350	10/01/20	103,460

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	Mattel, Inc	5.450%	11/01/41	$104,138
100,000	Newell Rubbermaid, Inc	5.500	04/15/13	104,277
100,000	Newell Rubbermaid, Inc	4.700	08/15/20	106,260
200,000	Rio Tinto Finance USA plc	4.750	03/22/42	199,584
220,000	VF Corp	6.450	11/01/37	271,520
200,000	Whirlpool Corp	8.600	05/01/14	224,393

	TOTAL CONSUMER DURABLES & APPAREL			1,330,784

CONSUMER SERVICES - 0.3%
200,000	Board of Trustees of The Leland Stanford Junior University	3.625	05/01/14	212,714
100,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	116,550
100,000	Cintas Corp No 2	4.300	06/01/21	106,073
500,000	Continental Airlines 2012 Class A Pass Thru Trusts	4.150	04/11/24	490,000
100,000	Cornell University	5.450	02/01/19	118,393
100,000	Darden Restaurants, Inc	6.200	10/15/17	112,814
100,000	Darden Restaurants, Inc	6.800	10/15/37	113,190
75,000	Dartmouth College	4.750	06/01/19	86,261
100,000	George Washington University	3.485	09/15/22	102,423
100,000	Hyatt Hotels Corp	3.875	08/15/16	104,217
150,000	Johns Hopkins University	5.250	07/01/19	177,054
160,000	Marriott International, Inc	5.625	02/15/13	166,166
200,000	Marriott International, Inc	3.000	03/01/19	196,705
250,000	Massachusetts Institute of Technology	5.600	07/01/11	316,553
720,000	McDonald’s Corp	3.500	07/15/20	771,417
550,000	McDonald’s Corp	2.625	01/15/22	543,289
280,000	McDonald’s Corp	6.300	03/01/38	372,672
100,000	Princeton University	4.950	03/01/19	116,073
20,000	Princeton University	5.700	03/01/39	25,493
350,000	Sheraton Holding Corp	7.375	11/15/15	402,500
700,000	Walt Disney Co	4.500	12/15/13	746,912
350,000	Walt Disney Co	0.875	12/01/14	351,554
70,000	Walt Disney Co	5.625	09/15/16	82,535
750,000	Walt Disney Co	2.550	02/15/22	728,362
200,000	Walt Disney Co	7.000	03/01/32	273,609
100,000	Walt Disney Co	4.375	08/16/41	101,357
100,000	Walt Disney Co	4.125	12/01/41	97,520
2,000	Wyndham Worldwide Corp	6.000	12/01/16	2,229
200,000	Wyndham Worldwide Corp	4.250	03/01/22	196,065
200,000	Yale University	2.900	10/15/14	211,432
330,000	Yum! Brands, Inc	6.250	03/15/18	393,123
50,000	Yum! Brands, Inc	3.875	11/01/20	51,685
100,000	Yum! Brands, Inc	6.875	11/15/37	127,715

	TOTAL CONSUMER SERVICES			8,014,655

DIVERSIFIED FINANCIALS - 3.8%
300,000	Abbey National Treasury Services plc	2.875	04/25/14	298,672
150,000	ABN Amro Bank NV	4.650	06/04/18	146,209
500,000	African Development Bank	3.000	05/27/14	526,660
250,000	African Development Bank	1.250	09/02/16	252,020
300,000	African Development Bank	1.125	03/15/17	299,035
20,000	Ahold Finance USA LLC	6.875	05/01/29	24,420
400,000	American Express Co	6.150	08/28/17	469,952

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$190,000	American Express Co	7.000%	03/19/18	$233,253
255,000	American Express Co	8.125	05/20/19	333,360
244,000	American Express Co	8.150	03/19/38	360,100
1,750,000	American Express Credit Corp	2.750	09/15/15	1,815,672
1,000,000	American Express Credit Corp	2.800	09/19/16	1,027,401
400,000	American Express Credit Corp	2.375	03/24/17	400,615
295,000	Ameriprise Financial, Inc	5.300	03/15/20	321,553
100,000	Bank of Montreal	2.125	06/28/13	101,687
450,000	Bank of Montreal	2.500	01/11/17	458,902
40,000	Bank of Nova Scotia	2.250	01/22/13	40,552
220,000	Bank of Nova Scotia	2.375	12/17/13	226,309
900,000	Bank of Nova Scotia	3.400	01/22/15	952,915
100,000	Bank of Nova Scotia	2.050	10/07/15	102,717
250,000	Bank of Nova Scotia	2.900	03/29/16	261,396
150,000	Bank of Nova Scotia	2.550	01/12/17	153,790
500,000	Barclays Bank plc	2.750	02/23/15	504,761
1,900,000	Barclays Bank plc	5.000	09/22/16	2,043,568
200,000	Barclays Bank plc	5.125	01/08/20	209,192
80,000	Bear Stearns Cos LLC	5.300	10/30/15	88,311
116,000	Bear Stearns Cos LLC	5.550	01/22/17	128,078
50,000	Berkshire Hathaway, Inc	3.200	02/11/15	53,266
200,000	Berkshire Hathaway, Inc	1.900	01/31/17	202,288
200,000	Berkshire Hathaway, Inc	3.750	08/15/21	206,574
275,000	BlackRock, Inc	3.500	12/10/14	294,458
20,000	BlackRock, Inc	6.250	09/15/17	24,146
390,000	BlackRock, Inc	5.000	12/10/19	446,089
100,000	Block Financial LLC	5.125	10/30/14	103,468
480,000	BNP Paribas	3.250	03/11/15	484,609
800,000	BNP Paribas	3.600	02/23/16	808,316
250,000	BNP Paribas	5.000	01/15/21	252,317
100,000	Canadian Imperial Bank of Commerce	1.450	09/13/13	101,005
425,000	Canadian Imperial Bank of Commerce	2.350	12/11/15	436,268
250,000	Capital One Bank USA NA	6.500	06/13/13	263,881
200,000	Capital One Financial Corp	7.375	05/23/14	221,394
300,000	Capital One Financial Corp	2.150	03/23/15	300,463
250,000	Capital One Financial Corp	4.750	07/15/21	263,056
200,000	Charles Schwab Corp	4.950	06/01/14	216,923
100,000	Charles Schwab Corp	4.450	07/22/20	107,175
120,000	CME Group, Inc	5.750	02/15/14	130,854
400,000	Commonwealth Bank of Australia	1.950	03/16/15	402,680
1,780,000	Credit Suisse	5.500	05/01/14	1,908,690
1,310,000	Credit Suisse	5.300	08/13/19	1,444,056
110,000	Credit Suisse	4.375	08/05/20	114,334
1,300,000	Credit Suisse USA, Inc	5.375	03/02/16	1,436,259
100,000	Credit Suisse USA, Inc	7.125	07/15/32	120,491
155,000	Digital Realty Trust LP	4.500	07/15/15	162,721
100,000	Discover Financial Services	10.250	07/15/19	131,280
90,000	Eaton Vance Corp	6.500	10/02/17	102,464
500,000	European Bank for Reconstruction & Development	1.375	10/20/16	500,234
300,000	Export-Import Bank of Korea	5.000	04/11/22	316,499
125,000	Franklin Resources, Inc	3.125	05/20/15	131,591
1,435,000	General Electric Capital Corp	1.875	09/16/13	1,457,651

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,335,000		General Electric Capital Corp	5.500%	06/04/14	$2,539,714
200,000		General Electric Capital Corp	2.150	01/09/15	204,292
1,605,000		General Electric Capital Corp	3.500	06/29/15	1,706,213
400,000		General Electric Capital Corp	2.250	11/09/15	411,089
150,000		General Electric Capital Corp	2.950	05/09/16	156,468
200,000		General Electric Capital Corp	2.900	01/09/17	207,472
625,000		General Electric Capital Corp	5.625	09/15/17	727,616
630,000		General Electric Capital Corp	5.500	01/08/20	714,584
1,105,000		General Electric Capital Corp	4.375	09/16/20	1,163,768
250,000		General Electric Capital Corp	4.625	01/07/21	266,805
300,000		General Electric Capital Corp	5.300	02/11/21	324,910
200,000		General Electric Capital Corp	4.650	10/17/21	212,864
2,025,000		General Electric Capital Corp	6.750	03/15/32	2,419,361
700,000		General Electric Capital Corp	5.875	01/14/38	769,465
927,000		General Electric Capital Corp	6.875	01/10/39	1,144,789
340,000	i	Goldman Sachs Capital II	5.793	06/01/43	233,325
1,630,000		Goldman Sachs Group, Inc	3.700	08/01/15	1,658,761
1,875,000		Goldman Sachs Group, Inc	3.625	02/07/16	1,874,467
550,000		Goldman Sachs Group, Inc	5.950	01/18/18	592,468
60,000		Goldman Sachs Group, Inc	6.150	04/01/18	64,718
1,195,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,365,329
2,505,000		Goldman Sachs Group, Inc	5.375	03/15/20	2,546,525
1,150,000		Goldman Sachs Group, Inc	6.000	06/15/20	1,210,038
800,000		Goldman Sachs Group, Inc	5.250	07/27/21	791,933
1,425,000		Goldman Sachs Group, Inc	5.750	01/24/22	1,465,954
65,000		Goldman Sachs Group, Inc	6.450	05/01/36	62,893
1,050,000		Goldman Sachs Group, Inc	6.250	02/01/41	1,037,034
580,000		HSBC Finance Corp	4.750	07/15/13	601,339
600,000		HSBC Finance Corp	5.500	01/19/16	650,171
532,000		HSBC Finance Corp	6.676	01/15/21	567,875
130,000		Jefferies Group, Inc	3.875	11/09/15	128,375
425,000		Jefferies Group, Inc	8.500	07/15/19	471,750
100,000		Jefferies Group, Inc	6.450	06/08/27	98,500
300,000		John Deere Capital Corp	1.400	03/15/17	297,834
1,500,000		KFW	3.250	03/15/13	1,541,835
1,000,000		KFW	1.250	02/15/17	995,678
100,000		Korea Finance Corp	3.250	09/20/16	100,528
635,000		Kreditanstalt fuer Wiederaufbau	3.500	05/16/13	656,796
1,250,000		Kreditanstalt fuer Wiederaufbau	4.000	10/15/13	1,317,021
1,000,000		Kreditanstalt fuer Wiederaufbau	1.375	01/13/14	1,014,764
3,000,000		Kreditanstalt fuer Wiederaufbau	1.250	10/26/15	3,026,991
1,350,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	1,565,583
1,105,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,277,778
5,175,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	5,799,597
1,125,000		Landwirtschaftliche Rentenbank	4.125	07/15/13	1,175,618
1,025,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	1,195,116
203,000		Lazard Group LLC	7.125	05/15/15	220,113
600,000		Lloyds TSB Bank plc	4.875	01/21/16	622,102
400,000		Lloyds TSB Bank plc	4.200	03/28/17	403,004
250,000		Lloyds TSB Bank plc	6.375	01/21/21	268,350
1,260,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,374,074
1,050,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,167,284

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Merrill Lynch & Co, Inc	6.110%	01/29/37	$951,798
100,000		Merrill Lynch & Co, Inc	7.750	05/14/38	109,142
300,000		Morgan Stanley	4.750	04/01/14	304,909
3,300,000		Morgan Stanley	6.000	05/13/14	3,453,935
100,000		Morgan Stanley	2.875	07/28/14	99,547
720,000		Morgan Stanley	6.000	04/28/15	753,611
200,000		Morgan Stanley	3.800	04/29/16	194,682
970,000		Morgan Stanley	5.450	01/09/17	990,610
300,000		Morgan Stanley	4.750	03/22/17	300,100
550,000		Morgan Stanley	5.550	04/27/17	562,822
245,000		Morgan Stanley	5.950	12/28/17	252,250
796,000		Morgan Stanley	7.300	05/13/19	856,625
300,000		Morgan Stanley	5.625	09/23/19	296,526
590,000		Morgan Stanley	5.500	01/26/20	575,415
200,000		Morgan Stanley	5.750	01/25/21	196,356
600,000		Morgan Stanley	5.500	07/28/21	586,370
600,000		Morgan Stanley	7.250	04/01/32	650,447
200,000	i	MUFG Capital Finance Ltd	6.346	12/30/49	210,839
400,000		Murray Street Investment Trust	4.647	03/09/17	400,296
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	225,711
150,000		National Rural Utilities Cooperative Finance Corp	3.875	09/16/15	163,488
735,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	1,065,991
150,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	148,756
250,000		Nomura Holdings, Inc	5.000	03/04/15	259,981
260,000		Nomura Holdings, Inc	4.125	01/19/16	262,104
430,000		Nomura Holdings, Inc	6.700	03/04/20	465,370
40,000		NYSE Euronext	4.800	06/28/13	41,920
150,000		Oesterreichische Kontrollbank AG.	3.625	06/17/13	155,075
1,000,000		Oesterreichische Kontrollbank AG.	1.375	01/21/14	1,007,874
300,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	341,570
600,000		ORIX Corp	5.000	01/12/16	632,122
200,000		ORIX Corp	3.750	03/09/17	197,233
165,000		PACCAR Financial Corp	2.050	06/17/13	167,806
300,000		PACCAR Financial Corp	1.600	03/15/17	297,564
300,000		Principal Life Income Funding Trusts	5.300	04/24/13	313,393
200,000		Principal Life Income Funding Trusts	5.550	04/27/15	220,582
500,000		Rabobank Nederland NV	4.500	01/11/21	514,911
200,000		Rabobank Nederland NV	5.250	05/24/41	204,421
100,000		Raymond James Financial, Inc	4.250	04/15/16	103,282
300,000		Raymond James Financial, Inc	5.625	04/01/24	306,000
200,000		Royal Bank of Canada	2.100	07/29/13	204,021
500,000		Royal Bank of Canada	1.125	01/15/14	503,593
500,000		Royal Bank of Canada	1.150	03/13/15	499,768
335,000		Royal Bank of Canada	2.625	12/15/15	350,276
200,000		Royal Bank of Canada	2.300	07/20/16	205,265
150,000		Royal Bank of Scotland plc	3.400	08/23/13	152,014
50,000		Royal Bank of Scotland plc	4.875	03/16/15	51,973
500,000		Royal Bank of Scotland plc	3.950	09/21/15	505,548
1,200,000		Royal Bank of Scotland plc	4.375	03/16/16	1,225,420
100,000		Royal Bank of Scotland plc	5.625	08/24/20	103,073
200,000		Santander UK plc	7.950	10/26/29	203,729
80,000		SLM Corp	5.375	01/15/13	81,602

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$950,000		SLM Corp	6.250%	01/25/16	$988,000
100,000		SLM Corp	6.000	01/25/17	103,000
680,000		SLM Corp	8.450	06/15/18	758,200
200,000		SLM Corp	7.250	01/25/22	208,965
300,000		State Street Corp	4.375	03/07/21	329,912
300,000		Syngenta Finance NV	3.125	03/28/22	301,974
150,000		TD Ameritrade Holding Corp	4.150	12/01/14	160,246
92,000		Telefonica Europe BV	8.250	09/15/30	100,353
50,000		Toyota Motor Credit Corp	1.375	08/12/13	50,598
500,000		Toyota Motor Credit Corp	1.000	02/17/15	499,914
250,000		Toyota Motor Credit Corp	3.200	06/17/15	265,613
700,000		Toyota Motor Credit Corp	2.800	01/11/16	733,956
300,000		Toyota Motor Credit Corp	2.000	09/15/16	306,143
150,000		Toyota Motor Credit Corp	2.050	01/12/17	152,243
300,000		Toyota Motor Credit Corp	3.400	09/15/21	308,111
1,500,000		UBS AG.	2.250	01/28/14	1,506,158
330,000		UBS AG.	5.750	04/25/18	361,309
1,125,000		UBS AG.	4.875	08/04/20	1,169,201
400,000		UFJ Finance Aruba AEC	6.750	07/15/13	424,528
500,000		Unilever Capital Corp	2.750	02/10/16	527,097
30,000		Unilever Capital Corp	5.900	11/15/32	37,837

		TOTAL DIVERSIFIED FINANCIALS			109,558,605

ENERGY - 2.0%
650,000		Anadarko Petroleum Corp	5.950	09/15/16	749,383
100,000		Anadarko Petroleum Corp	6.375	09/15/17	118,822
165,000		Anadarko Petroleum Corp	8.700	03/15/19	216,692
825,000		Anadarko Petroleum Corp	6.200	03/15/40	934,822
150,000		Apache Corp	5.250	04/15/13	157,241
400,000		Apache Corp	6.900	09/15/18	504,953
480,000		Apache Corp	5.100	09/01/40	524,027
450,000	g	Baker Hughes, Inc	3.200	08/15/21	452,965
215,000		Baker Hughes, Inc	5.125	09/15/40	244,601
200,000		Boardwalk Pipelines LP	5.750	09/15/19	217,405
250,000		BP Capital Markets plc	5.250	11/07/13	267,154
100,000		BP Capital Markets plc	1.700	12/05/14	101,818
395,000		BP Capital Markets plc	3.875	03/10/15	423,634
590,000		BP Capital Markets plc	3.125	10/01/15	623,611
1,000,000		BP Capital Markets plc	3.200	03/11/16	1,059,536
150,000		BP Capital Markets plc	4.742	03/11/21	167,999
650,000		BP Capital Markets plc	3.561	11/01/21	669,317
100,000		Buckeye Partners LP	5.300	10/15/14	107,188
200,000		Buckeye Partners LP	4.875	02/01/21	208,091
575,000		Burlington Resources Finance Co	7.200	08/15/31	763,192
600,000		Canadian Natural Resources Ltd	5.700	05/15/17	710,533
550,000		Canadian Natural Resources Ltd	6.250	03/15/38	672,008
45,000		Cenovus Energy, Inc	4.500	09/15/14	48,595
340,000		Cenovus Energy, Inc	5.700	10/15/19	405,049
200,000		Cenovus Energy, Inc	6.750	11/15/39	258,096
500,000		Chevron Corp	3.950	03/03/14	532,537
200,000		Chevron Corp	4.950	03/03/19	236,246
1,005,000		ConocoPhillips	4.600	01/15/15	1,108,159

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$600,000	ConocoPhillips	5.750%	02/01/19	$730,120
485,000	ConocoPhillips	6.500	02/01/39	644,136
500,000	ConocoPhillips Holding Co	6.950	04/15/29	671,729
200,000	DCP Midstream Operating LP	4.950	04/01/22	200,488
350,000	Devon Energy Corp	6.300	01/15/19	427,140
600,000	Devon Energy Corp	7.950	04/15/32	843,126
100,000	Diamond Offshore Drilling, Inc	5.875	05/01/19	115,662
100,000	Diamond Offshore Drilling, Inc	5.700	10/15/39	111,320
250,000	Ecopetrol S.A.	7.625	07/23/19	308,125
495,000	Enbridge Energy Partners LP	5.200	03/15/20	549,379
100,000	Enbridge Energy Partners LP	5.500	09/15/40	106,077
220,000	EnCana Corp	6.500	05/15/19	259,747
515,000	EnCana Corp	6.625	08/15/37	560,670
150,000	EnCana Corp	5.150	11/15/41	138,397
400,000	EnCana Holdings Finance Corp	5.800	05/01/14	436,228
400,000	Ensco plc	3.250	03/15/16	417,304
500,000	Ensco plc	4.700	03/15/21	539,441
40,000	Enterprise Products Operating LLC	5.600	10/15/14	44,175
145,000	Enterprise Products Operating LLC	5.000	03/01/15	159,101
735,000	Enterprise Products Operating LLC	6.300	09/15/17	866,475
130,000	Enterprise Products Operating LLC	6.500	01/31/19	154,277
600,000	Enterprise Products Operating LLC	5.200	09/01/20	670,111
480,000	Enterprise Products Operating LLC	6.125	10/15/39	540,553
300,000	Enterprise Products Operating LLC	4.850	08/15/42	286,548
300,000	EOG Resources, Inc	6.125	10/01/13	322,810
100,000	EOG Resources, Inc	2.500	02/01/16	103,242
440,000	EOG Resources, Inc	4.100	02/01/21	476,274
50,000	EQT Corp	6.500	04/01/18	56,967
350,000	EQT Corp	8.125	06/01/19	408,954
200,000	Halliburton Co	6.150	09/15/19	243,731
400,000	Halliburton Co	7.450	09/15/39	561,294
100,000	Halliburton Co	4.500	11/15/41	101,249
275,000	Hess Corp	8.125	02/15/19	355,142
200,000	Hess Corp	7.875	10/01/29	266,155
540,000	Hess Corp	5.600	02/15/41	587,178
300,000	Husky Energy, Inc	5.900	06/15/14	328,363
30,000	Husky Energy, Inc	7.250	12/15/19	36,989
200,000	Husky Energy, Inc	3.950	04/15/22	201,345
130,000	Husky Energy, Inc	6.800	09/15/37	159,523
200,000	Magellan Midstream Partners LP	6.550	07/15/19	236,526
125,000	Magellan Midstream Partners LP	4.250	02/01/21	129,482
200,000	Marathon Oil Corp	6.000	10/01/17	233,787
255,000	Marathon Oil Corp	6.600	10/01/37	305,388
200,000	Marathon Petroleum Corp	3.500	03/01/16	208,370
250,000	Marathon Petroleum Corp	5.125	03/01/21	271,910
150,000	Marathon Petroleum Corp	6.500	03/01/41	162,036
424,000	Nabors Industries, Inc	9.250	01/15/19	544,302
100,000	Nabors Industries, Inc	4.625	09/15/21	104,331
635,000	Nexen, Inc	6.400	05/15/37	698,169
150,000	Noble Energy, Inc	8.250	03/01/19	188,367
150,000	Noble Energy, Inc	4.150	12/15/21	153,317
200,000	Noble Energy, Inc	6.000	03/01/41	221,757

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Noble Holding International Ltd	3.450%	08/01/15	$105,280
100,000		Noble Holding International Ltd	2.500	03/15/17	100,824
305,000		Noble Holding International Ltd	4.900	08/01/20	325,862
100,000		NuStar Logistics LP	7.650	04/15/18	118,373
25,000		NuStar Logistics LP	4.800	09/01/20	25,400
150,000		NuStar Logistics LP	4.750	02/01/22	147,472
350,000		Occidental Petroleum Corp	2.500	02/01/16	367,333
350,000		Occidental Petroleum Corp	1.750	02/15/17	353,890
250,000		Occidental Petroleum Corp	3.125	02/15/22	252,218
206,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	241,806
185,000		Pemex Project Funding Master Trust	5.750	03/01/18	208,125
350,000		Petrobras International Finance Co	3.875	01/27/16	368,411
47,000		Petrobras International Finance Co	6.125	10/06/16	53,157
625,000		Petrobras International Finance Co	7.875	03/15/19	771,128
100,000		Petrobras International Finance Co	5.750	01/20/20	110,780
350,000		Petrobras International Finance Co	5.375	01/27/21	376,859
875,000		Petrobras International Finance Co	6.875	01/20/40	1,028,012
200,000		Petrobras International Finance Co-Pifco	9.125	07/02/13	219,000
500,000		Petrobras International Finance Co-Pifco	2.875	02/06/15	513,041
625,000		Petrobras International Finance Co-Pifco	3.500	02/06/17	640,606
300,000		Petrobras International Finance Co-Pifco	6.750	01/27/41	347,930
75,000		Petro-Canada	6.800	05/15/38	95,691
400,000		Petrohawk Energy Corp	7.250	08/15/18	457,500
505,000		Petroleos Mexicanos	4.875	03/15/15	546,663
80,000		Petroleos Mexicanos	8.000	05/03/19	101,200
475,000		Petroleos Mexicanos	6.000	03/05/20	540,788
800,000		Petroleos Mexicanos	5.500	01/21/21	882,000
240,000	g	Petroleos Mexicanos	4.875	01/24/22	252,000
690,000		Petroleos Mexicanos	6.500	06/02/41	776,250
150,000	g	Phillips 66	4.300	04/01/22	152,580
200,000		Plains All American Pipeline LP	6.125	01/15/17	231,277
400,000		Plains All American Pipeline LP	5.000	02/01/21	439,206
100,000		Plains All American Pipeline LP	6.650	01/15/37	116,910
250,000		Plains All American Pipeline LP	5.150	06/01/42	244,226
100,000		Rowan Cos, Inc	5.000	09/01/17	106,457
440,000		Shell International Finance BV	3.100	06/28/15	470,980
805,000		Shell International Finance BV	4.300	09/22/19	912,629
1,130,000		Shell International Finance BV	4.375	03/25/20	1,293,044
421,000		Shell International Finance BV	6.375	12/15/38	557,007
125,000	g	Southwestern Energy Co	4.100	03/15/22	123,907
210,000		Statoil ASA	2.900	10/15/14	221,199
350,000		Statoil ASA	3.125	08/17/17	375,449
450,000		Statoil ASA	5.250	04/15/19	527,493
250,000		Statoil ASA	3.150	01/23/22	252,140
200,000		Statoil ASA	5.100	08/17/40	223,844
250,000		Statoil ASA	4.250	11/23/41	249,028
350,000		Suncor Energy, Inc	6.100	06/01/18	420,560
900,000		Suncor Energy, Inc	6.500	06/15/38	1,119,940
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	109,320
25,000		Talisman Energy, Inc	7.750	06/01/19	30,595
250,000		Talisman Energy, Inc	3.750	02/01/21	245,782
300,000		Talisman Energy, Inc	5.850	02/01/37	316,070

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Total Capital International S.A.	2.875%	02/17/22	$479,436
320,000		TransCanada Pipelines Ltd	4.000	06/15/13	332,730
340,000		TransCanada Pipelines Ltd	5.850	03/15/36	401,675
469,000		TransCanada Pipelines Ltd	7.625	01/15/39	663,567
300,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	310,082
300,000		TransCanada PipeLines Ltd	0.875	03/02/15	299,390
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	643,283
443,000		Transocean, Inc	6.000	03/15/18	490,409
700,000		Transocean, Inc	6.500	11/15/20	782,687
150,000		Transocean, Inc	6.375	12/15/21	168,775
200,000		Transocean, Inc	6.800	03/15/38	223,665
165,000		Vale Overseas Ltd	6.250	01/23/17	190,150
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,099,213
492,000	h	Vale Overseas Ltd	4.375	01/11/22	494,187
150,000		Vale Overseas Ltd	8.250	01/17/34	196,161
464,000		Vale Overseas Ltd	6.875	11/21/36	538,165
680,000		Valero Energy Corp	6.125	02/01/20	781,245
330,000		Valero Energy Corp	7.500	04/15/32	384,137
840,000		Weatherford Bermuda Holdings Ltd	5.125	09/15/20	893,650
60,000		Weatherford Bermuda Holdings Ltd	6.750	09/15/40	66,872
150,000		Weatherford International Ltd	9.625	03/01/19	198,794
200,000		Weatherford International Ltd	4.500	04/15/22	199,710
200,000		Weatherford International Ltd	5.950	04/15/42	198,582
300,000		XTO Energy, Inc	6.250	08/01/17	370,547

		TOTAL ENERGY			59,405,315

FOOD & STAPLES RETAILING - 0.2%
550,000		CVS Caremark Corp	3.250	05/18/15	582,949
225,000		CVS Caremark Corp	5.750	06/01/17	265,523
75,000		CVS Caremark Corp	6.600	03/15/19	92,516
185,000		CVS Caremark Corp	4.750	05/18/20	207,215
100,000		CVS Caremark Corp	4.125	05/15/21	107,440
450,000		CVS Caremark Corp	6.125	09/15/39	525,654
95,000		Delhaize Group S.A.	5.875	02/01/14	102,152
105,000		Delhaize Group S.A.	6.500	06/15/17	121,344
235,000		Delhaize Group S.A.	5.700	10/01/40	217,226
85,000		Kroger Co	5.000	04/15/13	88,586
300,000		Kroger Co	6.400	08/15/17	361,691
55,000		Kroger Co	6.800	12/15/18	67,510
445,000		Kroger Co	6.150	01/15/20	540,983
100,000		Kroger Co	6.900	04/15/38	124,548
239,000		Safeway, Inc	6.350	08/15/17	278,103
25,000		Safeway, Inc	5.000	08/15/19	26,550
240,000		Safeway, Inc	3.950	08/15/20	238,000
150,000		Safeway, Inc	4.750	12/01/21	155,066
50,000		Starbucks Corp	6.250	08/15/17	58,746
200,000		SYSCO Corp	5.250	02/12/18	236,690
100,000		SYSCO Corp	5.375	09/21/35	116,716
450,000		Walgreen Co	4.875	08/01/13	476,347
100,000		Walgreen Co	5.250	01/15/19	115,244

		TOTAL FOOD & STAPLES RETAILING			5,106,799

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

FOOD, BEVERAGE & TOBACCO - 1.0%
$50,000	Altria Group, Inc	4.125%	09/11/15	$54,544
250,000	Altria Group, Inc	9.700	11/10/18	339,707
1,030,000	Altria Group, Inc	9.250	08/06/19	1,385,072
1,100,000	Altria Group, Inc	4.750	05/05/21	1,182,426
155,000	Altria Group, Inc	10.200	02/06/39	240,316
316,000	Anheuser-Busch Cos, Inc	5.500	01/15/18	371,889
350,000	Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	369,186
500,000	Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	587,598
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,603,364
485,000	Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	643,094
100,000	Archer-Daniels-Midland Co	5.450	03/15/18	118,993
740,000	Archer-Daniels-Midland Co	5.935	10/01/32	870,949
520,000	Bottling Group LLC	6.950	03/15/14	582,981
450,000	Bottling Group LLC	5.125	01/15/19	525,744
400,000	Bunge Ltd	4.100	03/15/16	417,441
100,000	Bunge Ltd	8.500	06/15/19	122,159
125,000	Campbell Soup Co	3.050	07/15/17	133,997
100,000	Campbell Soup Co	4.250	04/15/21	109,674
325,000	Coca-Cola Co	1.500	11/15/15	331,847
1,535,000	Coca-Cola Co	1.800	09/01/16	1,567,640
260,000	Coca-Cola Co	3.150	11/15/20	271,623
150,000	Coca-Cola Enterprises, Inc	2.125	09/15/15	153,361
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	101,330
100,000	Coca-Cola Enterprises, Inc	3.250	08/19/21	98,897
100,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	106,342
100,000	Coca-Cola HBC Finance BV	5.500	09/17/15	110,191
325,000	ConAgra Foods, Inc	7.000	04/15/19	382,753
100,000	ConAgra Foods, Inc	7.000	10/01/28	119,608
100,000	Corn Products International, Inc	4.625	11/01/20	105,477
350,000	Diageo Capital plc	5.500	09/30/16	410,190
325,000	Diageo Capital plc	5.750	10/23/17	390,602
200,000	Diageo Capital plc	5.875	09/30/36	242,824
400,000	Diageo Finance BV	5.500	04/01/13	419,576
190,000	Dr Pepper Snapple Group, Inc	6.120	05/01/13	200,949
100,000	Dr Pepper Snapple Group, Inc	2.900	01/15/16	103,919
150,000	Dr Pepper Snapple Group, Inc	2.600	01/15/19	149,363
150,000	Flowers Foods, Inc	4.375	04/01/22	149,364
342,000	Fortune Brands, Inc	5.375	01/15/16	379,569
235,000	General Mills, Inc	5.250	08/15/13	249,394
125,000	General Mills, Inc	5.200	03/17/15	139,092
210,000	General Mills, Inc	5.650	02/15/19	249,322
200,000	General Mills, Inc	3.150	12/15/21	200,192
150,000	General Mills, Inc	5.400	06/15/40	166,981
100,000	Hershey Co	1.500	11/01/16	100,698
150,000	Hershey Co	4.125	12/01/20	165,086
50,000	HJ Heinz Co	5.350	07/15/13	53,013
100,000	HJ Heinz Co	2.000	09/12/16	101,914
325,000	HJ Heinz Co	2.850	03/01/22	316,265
100,000	HJ Heinz Finance Co	6.750	03/15/32	121,454
100,000	JM Smucker Co	3.500	10/15/21	101,312
300,000	Kellogg Co	4.250	03/06/13	310,209

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	Kellogg Co	1.875%	11/17/16	$100,898
600,000	Kellogg Co	4.000	12/15/20	635,326
100,000	Kellogg Co	7.450	04/01/31	131,095
400,000	Kraft Foods, Inc	2.625	05/08/13	407,681
803,000	Kraft Foods, Inc	6.500	08/11/17	968,679
250,000	Kraft Foods, Inc	6.125	02/01/18	300,002
1,200,000	Kraft Foods, Inc	5.375	02/10/20	1,387,252
945,000	Kraft Foods, Inc	6.500	02/09/40	1,162,854
200,000	Lorillard Tobacco Co	3.500	08/04/16	208,228
270,000	Lorillard Tobacco Co	6.875	05/01/20	317,239
45,000	PepsiAmericas, Inc	4.375	02/15/14	47,850
245,000	PepsiCo, Inc	0.875	10/25/13	245,747
100,000	PepsiCo, Inc	2.500	05/10/16	104,563
840,000	PepsiCo, Inc	7.900	11/01/18	1,129,026
100,000	PepsiCo, Inc	4.500	01/15/20	113,167
400,000	PepsiCo, Inc	3.125	11/01/20	410,828
200,000	PepsiCo, Inc	3.000	08/25/21	202,156
400,000	PepsiCo, Inc	2.750	03/05/22	389,187
310,000	PepsiCo, Inc	4.875	11/01/40	339,531
400,000	PepsiCo, Inc	4.000	03/05/42	379,058
285,000	Philip Morris International, Inc	4.875	05/16/13	298,905
1,300,000	Philip Morris International, Inc	5.650	05/16/18	1,549,423
240,000	Philip Morris International, Inc	6.375	05/16/38	298,288
150,000	Philip Morris International, Inc	4.375	11/15/41	145,913
200,000	Philip Morris International, Inc	4.500	03/20/42	197,306
100,000	Ralcorp Holdings, Inc	6.625	08/15/39	100,392
200,000	Reynolds American, Inc	7.250	06/01/13	213,084
50,000	Reynolds American, Inc	6.750	06/15/17	59,563
200,000	Reynolds American, Inc	7.750	06/01/18	248,816
65,000	Reynolds American, Inc	7.250	06/15/37	75,829
25,000	Sara Lee Corp	3.875	06/15/13	25,005
250,000	Sara Lee Corp	4.100	09/15/20	253,241
200,000	Tyson Foods, Inc	10.500	03/01/14	232,000

	TOTAL FOOD, BEVERAGE & TOBACCO			30,407,623

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
100,000	Allergan, Inc	5.750	04/01/16	116,103
50,000	Allergan, Inc	3.375	09/15/20	51,965
200,000	AmerisourceBergen Corp	5.875	09/15/15	228,881
100,000	AmerisourceBergen Corp	3.500	11/15/21	102,021
200,000	Baxter International, Inc	5.900	09/01/16	237,663
420,000	Baxter International, Inc	4.500	08/15/19	472,616
116,000	Baxter International, Inc	6.250	12/01/37	151,090
25,000	Becton Dickinson & Co	5.000	05/15/19	29,018
150,000	Becton Dickinson & Co	3.250	11/12/20	155,500
450,000	Becton Dickinson and Co	3.125	11/08/21	456,606
300,000	Boston Scientific Corp	6.400	06/15/16	345,400
500,000	Boston Scientific Corp	6.000	01/15/20	573,896
200,000	Cardinal Health, Inc	5.500	06/15/13	210,637
100,000	Cardinal Health, Inc	4.625	12/15/20	110,197
100,000	CareFusion Corp	5.125	08/01/14	108,183
100,000	CareFusion Corp	6.375	08/01/19	116,198

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	Coventry Health Care, Inc	6.300%	08/15/14	$109,687
100,000	Coventry Health Care, Inc	5.450	06/15/21	109,465
450,000	Covidien International Finance S.A.	6.000	10/15/17	539,829
100,000	Covidien International Finance S.A.	6.550	10/15/37	129,601
100,000	CR Bard, Inc	4.400	01/15/21	110,994
100,000	DENTSPLY International, Inc	4.125	08/15/21	101,958
225,000	Express Scripts	6.250	06/15/14	247,350
300,000	Express Scripts, Inc	3.125	05/15/16	312,392
200,000	Laboratory Corp of America Holdings	3.125	05/15/16	206,820
430,000	McKesson Corp	3.250	03/01/16	460,624
25,000	McKesson Corp	5.700	03/01/17	29,072
30,000	McKesson Corp	4.750	03/01/21	33,906
100,000	McKesson Corp	6.000	03/01/41	124,252
250,000	Medco Health Solutions, Inc	2.750	09/15/15	257,006
250,000	Medco Health Solutions, Inc	7.125	03/15/18	299,428
205,000	Medtronic, Inc	4.750	09/15/15	229,458
200,000	Medtronic, Inc	5.600	03/15/19	236,972
705,000	Medtronic, Inc	4.450	03/15/20	793,885
200,000	Medtronic, Inc	4.500	03/15/42	203,181
150,000	PerkinElmer, Inc	5.000	11/15/21	156,633
135,000	Quest Diagnostics, Inc	6.400	07/01/17	158,735
20,000	St. Jude Medical, Inc	3.750	07/15/14	21,177
350,000	St. Jude Medical, Inc	2.500	01/15/16	360,570
50,000	Stryker Corp	3.000	01/15/15	52,656
150,000	Stryker Corp	2.000	09/30/16	153,757
90,000	Stryker Corp	4.375	01/15/20	98,475
165,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	183,254
300,000	Thermo Fisher Scientific, Inc	2.250	08/15/16	310,472
455,000	Thermo Fisher Scientific, Inc	4.700	05/01/20	509,472
100,000	Zimmer Holdings, Inc	1.400	11/30/14	100,466
106,000	Zimmer Holdings, Inc	5.750	11/30/39	121,982

	TOTAL HEALTH CARE EQUIPMENT & SERVICES			10,229,503

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Avon Products, Inc	5.625	03/01/14	107,087
100,000	Avon Products, Inc	6.500	03/01/19	112,909
25,000	Clorox Co	5.000	01/15/15	27,191
100,000	Clorox Co	3.550	11/01/15	105,832
100,000	Clorox Co	3.800	11/15/21	101,058
400,000	Colgate-Palmolive Co	1.300	01/15/17	400,331
60,000	Colgate-Palmolive Co	6.450	06/16/28	76,237
150,000	Ecolab, Inc	2.375	12/08/14	155,362
100,000	Ecolab, Inc	3.000	12/08/16	103,979
350,000	Ecolab, Inc	4.350	12/08/21	371,041
100,000	Ecolab, Inc	5.500	12/08/41	108,451
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	124,292
425,000	Procter & Gamble Co	3.500	02/15/15	456,094
1,325,000	Procter & Gamble Co	4.700	02/15/19	1,542,452
200,000	Procter & Gamble Co	2.300	02/06/22	193,327
225,000	Procter & Gamble Co	5.550	03/05/37	281,207
250,000	Unilever Capital Corp	4.800	02/15/19	290,019
250,000	Unilever Capital Corp	4.250	02/10/21	282,459

	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			4,839,328

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

INSURANCE - 1.0%
$85,000		ACE INA Holdings, Inc	5.875%	06/15/14	$93,633
200,000		ACE INA Holdings, Inc	5.600	05/15/15	225,465
100,000		ACE INA Holdings, Inc	2.600	11/23/15	104,000
25,000		ACE INA Holdings, Inc	5.800	03/15/18	30,034
500,000		ACE INA Holdings, Inc	5.900	06/15/19	598,288
200,000		Aegon NV	4.625	12/01/15	211,986
200,000		Aetna, Inc	6.500	09/15/18	246,262
250,000		Aetna, Inc	3.950	09/01/20	263,759
240,000		Aetna, Inc	6.625	06/15/36	298,953
200,000		Aflac, Inc	8.500	05/15/19	261,040
300,000		Aflac, Inc	4.000	02/15/22	302,472
125,000		Aflac, Inc	6.900	12/17/39	146,673
800,000		Allstate Corp	7.450	05/16/19	1,003,351
175,000		Allstate Corp	5.550	05/09/35	190,795
100,000		Allstate Corp	5.200	01/15/42	104,617
200,000		Allstate Life Global Funding Trusts	5.375	04/30/13	210,061
100,000		American Financial Group, Inc	9.875	06/15/19	122,246
151,000		American International Group, Inc	4.250	05/15/13	154,338
600,000		American International Group, Inc	3.650	01/15/14	611,107
300,000		American International Group, Inc	3.800	03/22/17	303,767
1,350,000		American International Group, Inc	8.250	08/15/18	1,620,555
600,000		American International Group, Inc	6.400	12/15/20	679,037
500,000		American International Group, Inc	6.250	05/01/36	539,669
328,000	g	American International Group, Inc	6.820	11/15/37	352,007
200,000		Aon Corp	6.250	09/30/40	239,030
200,000		AON Corp	3.125	05/27/16	207,517
50,000		AON Corp	5.000	09/30/20	55,127
100,000		AON Corp	8.205	01/01/27	115,811
100,000		Assurant, Inc	6.750	02/15/34	105,133
270,000		AXA S.A.	8.600	12/15/30	298,155
50,000		Axis Specialty Finance	5.875	06/01/20	52,325
333,000		Berkshire Hathaway Finance Corp	4.850	01/15/15	369,075
300,000		Berkshire Hathaway Finance Corp	2.450	12/15/15	312,788
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	886,008
300,000		Chubb Corp	5.200	04/01/13	313,539
40,000		Chubb Corp	5.750	05/15/18	48,407
350,000		Chubb Corp	6.000	05/11/37	425,885
200,000		Cigna Corp	5.375	02/15/42	205,135
540,000		CIGNA Corp	5.125	06/15/20	594,836
200,000		CIGNA Corp	4.500	03/15/21	211,028
200,000		Cincinnati Financial Corp	6.920	05/15/28	223,165
200,000		CNA Financial Corp	5.850	12/15/14	215,580
40,000		CNA Financial Corp	6.500	08/15/16	44,950
200,000		CNA Financial Corp	5.750	08/15/21	213,126
335,000		Genworth Financial, Inc	4.950	10/01/15	340,079
260,000		Genworth Financial, Inc	7.200	02/15/21	264,787
100,000		Genworth Financial, Inc	7.625	09/24/21	103,447
375,000		Hartford Financial Services Group, Inc	4.000	03/30/15	387,750
330,000		Hartford Financial Services Group, Inc	6.625	03/30/40	340,791

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Humana, Inc	6.450%	06/01/16	$113,715
100,000		Humana, Inc	8.150	06/15/38	129,921
300,000		Lincoln National Corp	4.300	06/15/15	317,376
200,000		Lincoln National Corp	8.750	07/01/19	253,174
200,000		Lincoln National Corp	4.200	03/15/22	200,519
30,000		Lincoln National Corp	6.150	04/07/36	31,701
150,000		Lincoln National Corp	7.000	06/15/40	176,162
100,000		Loews Corp	5.250	03/15/16	110,583
100,000		Manulife Financial Corp	3.400	09/17/15	102,938
100,000		Manulife Financial Corp	4.900	09/17/20	102,657
100,000		Markel Corp	7.125	09/30/19	112,355
200,000		Marsh & McLennan Cos, Inc	5.375	07/15/14	215,303
150,000		Marsh & McLennan Cos, Inc	2.300	04/01/17	148,445
125,000		Marsh & McLennan Cos, Inc	9.250	04/15/19	164,709
150,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	163,916
280,000		Metlife, Inc	5.000	06/15/15	309,680
575,000		Metlife, Inc	6.750	06/01/16	683,136
750,000		Metlife, Inc	4.750	02/08/21	822,665
50,000		Metlife, Inc	6.375	06/15/34	61,516
405,000		Metlife, Inc	5.700	06/15/35	471,091
130,000		Metlife, Inc	5.875	02/06/41	155,539
20,000		Nationwide Financial Services	6.750	05/15/37	18,750
100,000		PartnerRe Ltd	5.500	06/01/20	103,526
130,000		Principal Financial Group, Inc	8.875	05/15/19	165,944
120,000		Progressive Corp	6.250	12/01/32	143,641
300,000	i	Progressive Corp	6.700	06/15/37	311,250
100,000		Protective Life Corp	7.375	10/15/19	110,666
295,000		Prudential Financial, Inc	5.100	09/20/14	319,237
200,000		Prudential Financial, Inc	4.750	09/17/15	217,102
300,000		Prudential Financial, Inc	3.000	05/12/16	309,941
60,000		Prudential Financial, Inc	6.100	06/15/17	69,286
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,260,839
300,000		Prudential Financial, Inc	4.500	11/16/21	318,562
250,000		Prudential Financial, Inc	6.200	11/15/40	281,212
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	162,083
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	103,957
200,000		Swiss Re Solutions Holding Corp	7.000	02/15/26	230,549
100,000		Transatlantic Holdings, Inc	5.750	12/14/15	107,887
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	22,290
610,000		Travelers Cos, Inc	5.800	05/15/18	736,827
130,000		Travelers Cos, Inc	5.900	06/02/19	157,407
200,000		Travelers Cos, Inc	5.350	11/01/40	225,677
100,000		Travelers Property Casualty Corp	6.375	03/15/33	123,808
100,000		UnitedHealth Group, Inc	5.375	03/15/16	114,293
324,000		UnitedHealth Group, Inc	6.000	02/15/18	391,337
700,000		UnitedHealth Group, Inc	4.700	02/15/21	785,162
365,000		UnitedHealth Group, Inc	6.625	11/15/37	461,748
250,000		UnitedHealth Group, Inc	6.875	02/15/38	328,023
150,000		UnitedHealth Group, Inc	4.625	11/15/41	150,040
300,000		UnitedHealth Group, Inc	4.375	03/15/42	289,404
100,000		Unitrin, Inc	6.000	11/30/15	105,494
110,000		Unum Group	5.625	09/15/20	116,418

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Verisk Analytics, Inc	5.800%	05/01/21	$213,534
700,000		WellPoint, Inc	5.875	06/15/17	817,342
150,000		WellPoint, Inc	3.700	08/15/21	155,672
420,000		WellPoint, Inc	5.850	01/15/36	485,838
312,000		Willis North America, Inc	6.200	03/28/17	349,125
165,000		WR Berkley Corp	5.375	09/15/20	173,297
250,000		WR Berkley Corp	4.625	03/15/22	249,147
150,000		XL Capital Ltd	6.375	11/15/24	165,882
100,000		XL Group PLC	5.250	09/15/14	105,930

		TOTAL INSURANCE			31,052,817

MATERIALS - 1.0%
100,000		3M Co	4.375	08/15/13	105,319
300,000		3M Co	1.375	09/29/16	301,998
190,000		3M Co	5.700	03/15/37	242,695
100,000		Agrium, Inc	6.750	01/15/19	120,007
100,000		Agrium, Inc	6.125	01/15/41	115,656
90,000		Air Products & Chemicals, Inc	4.150	02/01/13	92,707
150,000		Air Products & Chemicals, Inc	3.000	11/03/21	151,019
180,000		Airgas, Inc	4.500	09/15/14	192,801
100,000		Albemarle Corp	4.500	12/15/20	107,531
200,000		Alcoa, Inc	5.550	02/01/17	219,705
180,000		Alcoa, Inc	6.150	08/15/20	193,766
550,000		Alcoa, Inc	5.400	04/15/21	568,324
300,000		Alcoa, Inc	5.870	02/23/22	312,585
100,000		Allegheny Technologies, Inc	5.950	01/15/21	108,391
100,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	102,933
270,000		ArcelorMittal	3.750	08/05/15	274,261
275,000		ArcelorMittal	4.500	02/25/17	275,805
890,000		ArcelorMittal	9.850	06/01/19	1,070,919
500,000		ArcelorMittal	6.250	02/25/22	505,549
520,000		ArcelorMittal	7.000	10/15/39	496,671
357,000		ArcelorMittal USA, Inc	6.500	04/15/14	381,593
180,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	198,430
50,000		Barrick Gold Corp	6.950	04/01/19	60,970
250,000	g	Barrick Gold Corp	3.850	04/01/22	248,611
250,000	g	Barrick Gold Corp	5.250	04/01/42	246,423
250,000		Barrick Gold Financeco LLC	6.125	09/15/13	268,143
1,000,000		Barrick North America Finance LLC	4.400	05/30/21	1,054,060
110,000		Bemis Co, Inc	5.650	08/01/14	120,448
100,000		Bemis Co, Inc	6.800	08/01/19	117,495
220,000		Celulosa Arauco y Constitucion S.A.	5.625	04/20/15	236,826
100,000		Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	104,198
100,000	g	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	102,365
50,000		Cliffs Natural Resources, Inc	4.800	10/01/20	51,519
200,000		Cliffs Natural Resources, Inc	4.875	04/01/21	207,172
150,000		Cliffs Natural Resources, Inc	6.250	10/01/40	159,289
225,000		Corning, Inc	4.250	08/15/20	239,015
100,000		Corning, Inc	5.750	08/15/40	110,599
200,000		Corning, Inc	4.750	03/15/42	193,678
100,000		Cytec Industries, Inc	6.000	10/01/15	110,377
200,000		Domtar Corp	4.400	04/01/22	197,636

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$80,000		Dow Chemical Co	5.900%	02/15/15	$90,055
591,000		Dow Chemical Co	8.550	05/15/19	774,516
1,500,000		Dow Chemical Co	4.250	11/15/20	1,569,575
350,000		Dow Chemical Co	5.250	11/15/41	361,520
165,000		Eastman Chemical Co	5.500	11/15/19	183,410
90,000		EI Du Pont de Nemours & Co	5.250	12/15/16	105,152
1,420,000		EI Du Pont de Nemours & Co	4.625	01/15/20	1,623,688
100,000		FMC Corp	3.950	02/01/22	102,412
650,000		Freeport-McMoRan Copper & Gold, Inc	3.550	03/01/22	624,272
200,000		Georgia-Pacific LLC	7.700	06/15/15	233,731
250,000		Georgia-Pacific LLC	7.750	11/15/29	311,520
100,000		Hubbell, Inc	3.625	11/15/22	102,725
200,000		International Paper Co	7.400	06/15/14	223,425
300,000		International Paper Co	7.950	06/15/18	376,972
144,000		International Paper Co	9.375	05/15/19	190,261
330,000		International Paper Co	7.500	08/15/21	415,968
170,000		International Paper Co	7.300	11/15/39	206,967
150,000		International Paper Co	6.000	11/15/41	162,821
330,000		Kimberly-Clark Corp	6.250	07/15/18	412,998
25,000		Kimberly-Clark Corp	3.625	08/01/20	26,698
100,000		Kimberly-Clark Corp	3.875	03/01/21	107,865
125,000		Kimberly-Clark Corp	2.400	03/01/22	120,823
200,000		Kimberly-Clark Corp	6.625	08/01/37	273,492
150,000	g	Kinross Gold Corp	5.125	09/01/21	152,309
92,000		Lubrizol Corp	8.875	02/01/19	124,666
150,000		Lubrizol Corp	6.500	10/01/34	189,359
250,000		Martin Marietta Materials, Inc	6.600	04/15/18	272,187
200,000		Monsanto Co	2.750	04/15/16	209,566
200,000		Newmont Mining Corp	5.125	10/01/19	224,361
300,000		Newmont Mining Corp	3.500	03/15/22	289,023
98,000		Newmont Mining Corp	5.875	04/01/35	105,533
135,000		Newmont Mining Corp	6.250	10/01/39	150,028
300,000		Newmont Mining Corp	4.875	03/15/42	279,124
100,000		Nucor Corp	5.750	12/01/17	119,539
130,000		Nucor Corp	5.850	06/01/18	155,760
300,000		Nucor Corp	4.125	09/15/22	326,197
250,000		Owens Corning	9.000	06/15/19	308,634
50,000		Packaging Corp of America	5.750	08/01/13	52,520
100,000		Plum Creek Timberlands LP	4.700	03/15/21	101,104
650,000		Potash Corp of Saskatchewan, Inc	4.875	03/30/20	734,624
150,000		PPG Industries, Inc	6.650	03/15/18	182,148
300,000		PPG Industries, Inc	3.600	11/15/20	311,763
405,000		Praxair, Inc	5.250	11/15/14	451,211
440,000		Praxair, Inc	3.250	09/15/15	470,738
400,000		Praxair, Inc	2.450	02/15/22	384,712
200,000		Rio Tinto Alcan, Inc	4.500	05/15/13	208,467
150,000		Rio Tinto Finance USA Ltd	2.500	05/20/16	155,466
1,300,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	1,601,974
570,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	581,959
200,000		Rio Tinto Finance USA Ltd	4.125	05/20/21	211,001
200,000		Rio Tinto Finance USA Ltd	3.750	09/20/21	206,471
250,000		Rio Tinto Finance USA Ltd	7.125	07/15/28	323,005

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Rio Tinto Finance USA Ltd	5.200%	11/02/40	$158,475
200,000		Rohm and Haas Co	6.000	09/15/17	230,246
100,000		RPM International, Inc	6.125	10/15/19	109,492
100,000		Sherwin-Williams Co	3.125	12/15/14	105,838
150,000		Sonoco Products Co	5.750	11/01/40	159,344
200,000		Southern Copper Corp	5.375	04/16/20	218,474
100,000		Southern Copper Corp	7.500	07/27/35	117,241
180,000		Southern Copper Corp	6.750	04/16/40	194,519
50,000		Teck Resources Ltd	3.850	08/15/17	52,975
300,000		Teck Resources Ltd	3.000	03/01/19	296,063
600,000		Teck Resources Ltd	4.500	01/15/21	629,797
275,000		Teck Resources Ltd	4.750	01/15/22	291,132
100,000		Teck Resources Ltd	6.250	07/15/41	108,486
200,000		Teck Resources Ltd	5.200	03/01/42	189,744
150,000		Valspar Corp	4.200	01/15/22	153,575
140,000	g	Xstrata Finance Canada Ltd	5.800	11/15/16	157,269

		TOTAL MATERIALS			30,624,474

MEDIA - 0.9%
50,000		CBS Corp	5.750	04/15/20	57,484
445,000		CBS Corp	4.300	02/15/21	466,445
500,000		CBS Corp	3.375	03/01/22	482,660
200,000		CBS Corp	7.875	07/30/30	258,686
20,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	21,445
450,000		Comcast Cable Communications LLC	8.875	05/01/17	584,622
975,000		Comcast Corp	5.300	01/15/14	1,048,827
1,595,000		Comcast Corp	5.150	03/01/20	1,835,033
129,000		Comcast Corp	7.050	03/15/33	157,855
345,000		Comcast Corp	5.650	06/15/35	376,909
350,000		Comcast Corp	6.950	08/15/37	443,126
780,000		Comcast Corp	6.400	03/01/40	959,231
300,000		COX Communications, Inc	4.625	06/01/13	313,422
285,000		COX Communications, Inc	5.450	12/15/14	316,822
50,000		DIRECTV Holdings LLC	4.750	10/01/14	54,347
600,000		DIRECTV Holdings LLC	3.550	03/15/15	633,619
100,000		DIRECTV Holdings LLC	3.500	03/01/16	105,026
500,000	g	DIRECTV Holdings LLC	2.400	03/15/17	495,563
285,000		DIRECTV Holdings LLC	5.200	03/15/20	313,414
1,050,000		DIRECTV Holdings LLC	5.000	03/01/21	1,137,990
250,000	g	DIRECTV Holdings LLC	3.800	03/15/22	246,568
145,000		DIRECTV Holdings LLC	6.000	08/15/40	154,841
100,000		DIRECTV Holdings LLC	6.375	03/01/41	112,856
250,000	g	DIRECTV Holdings LLC	5.150	03/15/42	243,546
350,000		Grupo Televisa S.A.	6.625	03/18/25	414,139
348,000		Historic TW, Inc	6.625	05/15/29	411,922
100,000		Interpublic Group of Cos, Inc	6.250	11/15/14	109,000
100,000		Interpublic Group of Cos, Inc	4.000	03/15/22	97,921
585,000		NBC Universal Media LLC	5.150	04/30/20	662,106
820,000		NBC Universal Media LLC	4.375	04/01/21	878,339
235,000		NBC Universal Media LLC	3.650	04/30/15	250,800
95,000		NBC Universal Media LLC	6.400	04/30/40	114,243
355,000		News America, Inc	7.250	05/18/18	429,469

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		News America, Inc	4.500%	02/15/21	$213,267
1,325,000		News America, Inc	6.200	12/15/34	1,469,453
300,000		News America, Inc	6.150	02/15/41	343,663
200,000		Omnicom Group, Inc	5.900	04/15/16	229,875
200,000		Omnicom Group, Inc	4.450	08/15/20	215,199
170,000		Time Warner Cable, Inc	6.750	07/01/18	207,416
910,000		Time Warner Cable, Inc	8.750	02/14/19	1,186,281
1,100,000		Time Warner Cable, Inc	8.250	04/01/19	1,406,792
800,000		Time Warner Cable, Inc	4.000	09/01/21	819,669
175,000		Time Warner Cable, Inc	6.750	06/15/39	208,658
690,000		Time Warner Cable, Inc	5.875	11/15/40	743,460
300,000		Time Warner Cable, Inc	5.500	09/01/41	314,258
490,000		Time Warner, Inc	3.150	07/15/15	518,917
628,000		Time Warner, Inc	5.875	11/15/16	735,576
450,000		Time Warner, Inc	4.750	03/29/21	494,212
785,000		Time Warner, Inc	6.500	11/15/36	910,883
350,000		Time Warner, Inc	6.100	07/15/40	391,705
150,000		Time Warner, Inc	6.250	03/29/41	171,398
406,000		Viacom, Inc	4.375	09/15/14	437,730
300,000		Viacom, Inc	1.250	02/27/15	299,693
400,000		Viacom, Inc	3.875	12/15/21	411,630
500,000		Viacom, Inc	6.875	04/30/36	628,477
200,000		Viacom, Inc	4.500	02/27/42	189,214
261,000	g	WPP Finance 2010	4.750	11/21/21	272,936

		TOTAL MEDIA			27,008,638

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
300,000		Abbott Laboratories	2.700	05/27/15	315,894
1,630,000		Abbott Laboratories	4.125	05/27/20	1,821,812
39,000		Abbott Laboratories	6.000	04/01/39	48,708
200,000		Abbott Laboratories	5.300	05/27/40	231,267
300,000		Amgen, Inc	2.500	11/15/16	308,288
550,000		Amgen, Inc	5.850	06/01/17	646,724
75,000		Amgen, Inc	4.500	03/15/20	81,694
250,000		Amgen, Inc	3.450	10/01/20	250,219
700,000		Amgen, Inc	4.100	06/15/21	732,868
700,000		Amgen, Inc	6.400	02/01/39	810,282
150,000		Amgen, Inc	4.950	10/01/41	146,073
400,000		Amgen, Inc	5.150	11/15/41	401,612
150,000	g	Aristotle Holding, Inc	2.750	11/21/14	154,119
150,000	g	Aristotle Holding, Inc	3.500	11/15/16	156,682
300,000	g	Aristotle Holding, Inc	2.650	02/15/17	303,390
250,000	g	Aristotle Holding, Inc	4.750	11/15/21	267,554
525,000	g	Aristotle Holding, Inc	3.900	02/15/22	530,642
150,000	g	Aristotle Holding, Inc	6.125	11/15/41	167,338
600,000		AstraZeneca plc	5.900	09/15/17	719,117
500,000		AstraZeneca plc	6.450	09/15/37	652,021
100,000		Biogen Idec, Inc	6.875	03/01/18	121,911
300,000		Bristol-Myers Squibb Co	5.450	05/01/18	360,217
303,000		Bristol-Myers Squibb Co	6.125	05/01/38	387,321
200,000		Eli Lilly & Co	4.200	03/06/14	213,230
75,000		Eli Lilly & Co	5.200	03/15/17	87,902

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	Eli Lilly & Co	7.125%	06/01/25	$267,900
250,000	Eli Lilly & Co	5.550	03/15/37	296,538
125,000	Genentech, Inc	4.750	07/15/15	139,548
100,000	Genentech, Inc	5.250	07/15/35	111,627
25,000	Genzyme Corp	3.625	06/15/15	27,022
100,000	Gilead Sciences, Inc	2.400	12/01/14	103,455
600,000	Gilead Sciences, Inc	4.500	04/01/21	635,581
100,000	Gilead Sciences, Inc	4.400	12/01/21	104,967
100,000	Gilead Sciences, Inc	5.650	12/01/41	106,820
400,000	GlaxoSmithKline Capital, Inc	4.375	04/15/14	430,531
1,045,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,261,984
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	395,528
143,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	188,924
150,000	Hospira, Inc	6.050	03/30/17	166,992
100,000	Hospira, Inc	5.600	09/15/40	94,922
100,000	ICI Wilmington, Inc	5.625	12/01/13	106,087
370,000	Johnson & Johnson	3.800	05/15/13	384,271
150,000	Johnson & Johnson	2.150	05/15/16	156,182
600,000	Johnson & Johnson	2.950	09/01/20	626,474
375,000	Johnson & Johnson	5.850	07/15/38	484,763
180,000	Johnson & Johnson	4.500	09/01/40	193,814
150,000	Johnson & Johnson	4.850	05/15/41	170,878
185,000	Life Technologies Corp	3.375	03/01/13	188,238
115,000	Life Technologies Corp	3.500	01/15/16	119,450
100,000	Life Technologies Corp	5.000	01/15/21	108,277
385,000	Mead Johnson Nutrition Co	4.900	11/01/19	430,962
785,000	Merck & Co, Inc	6.000	09/15/17	968,084
1,000,000	Merck & Co, Inc	3.875	01/15/21	1,098,004
150,000	Merck & Co, Inc	6.500	12/01/33	202,047
300,000	Novartis Capital Corp	4.125	02/10/14	319,551
1,245,000	Novartis Capital Corp	2.900	04/24/15	1,326,642
390,000	Novartis Capital Corp	4.400	04/24/20	442,296
1,460,000	Pfizer, Inc	6.200	03/15/19	1,827,045
800,000	Sanofi-Aventis S.A.	2.625	03/29/16	837,655
250,000	Sanofi-Aventis S.A.	4.000	03/29/21	272,277
240,000	Schering-Plough Corp	6.550	09/15/37	327,974
100,000	Sigma-Aldrich Corp	3.375	11/01/20	102,450
200,000	Teva Pharmaceutical Finance Co BV	2.400	11/10/16	204,810
600,000	Teva Pharmaceutical Finance Co LLC	3.000	06/15/15	631,526
350,000	Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	419,814
125,000	Watson Pharmaceuticals, Inc	5.000	08/15/14	133,829
650,000	Wyeth	5.500	02/15/16	750,628
1,000,000	Wyeth	6.450	02/01/24	1,300,797
445,000	Wyeth	5.950	04/01/37	563,747

	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			28,947,796

REAL ESTATE - 0.3%
150,000	Alexandria Real Estate Equities, Inc	4.600	04/01/22	146,834
105,000	AMB Property LP	7.625	08/15/14	116,816
165,000	AMB Property LP	4.500	08/15/17	169,969
134,000	AMB Property LP	6.625	05/15/18	152,538
100,000	AvalonBay Communities, Inc	3.950	01/15/21	102,474

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$115,000		BioMed Realty LP	6.125%	04/15/20	$128,148
25,000		Boston Properties LP	5.000	06/01/15	27,400
150,000		Boston Properties LP	3.700	11/15/18	155,141
80,000		Boston Properties LP	5.875	10/15/19	91,695
175,000		Boston Properties LP	4.125	05/15/21	179,640
115,000		Brandywine Operating Partnership LP	5.700	05/01/17	121,826
100,000		Camden Property Trust	4.625	06/15/21	102,784
200,000		CommonWealth REIT	6.250	08/15/16	211,733
275,000		Duke Realty LP	5.950	02/15/17	307,330
35,000		ERP Operating LP	5.250	09/15/14	37,906
500,000		ERP Operating LP	5.125	03/15/16	547,812
150,000		ERP Operating LP	4.625	12/15/21	157,941
150,000		HCP, Inc	3.750	02/01/16	154,679
430,000		HCP, Inc	6.000	01/30/17	477,860
150,000		HCP, Inc	3.750	02/01/19	149,117
150,000		HCP, Inc	5.375	02/01/21	161,637
30,000		HCP, Inc	6.750	02/01/41	35,130
100,000		Health Care REIT, Inc	3.625	03/15/16	101,481
200,000		Health Care REIT, Inc	4.700	09/15/17	209,862
200,000	h	Health Care REIT, Inc	4.125	04/01/19	198,406
440,000		Health Care REIT, Inc	6.125	04/15/20	485,615
300,000		Healthcare Realty Trust, Inc	6.500	01/17/17	328,904
125,000		Highwoods Properties, Inc	5.850	03/15/17	132,851
350,000		Hospitality Properties Trust	5.125	02/15/15	365,794
50,000		HRPT Properties Trust	5.875	09/15/20	50,887
35,000		Kilroy Realty Corp	5.000	11/03/15	37,290
145,000		Kimco Realty Corp	5.700	05/01/17	158,850
220,000		Liberty Property LP	4.750	10/01/20	225,751
125,000		Mack-Cali Realty Corp	7.750	08/15/19	150,929
75,000		National Retail Properties, Inc	6.875	10/15/17	85,515
20,000		Nationwide Health Properties, Inc	6.250	02/01/13	20,708
200,000		Rayonier, Inc	3.750	04/01/22	196,259
40,000		Realty Income Corp	5.950	09/15/16	44,399
75,000		Realty Income Corp	5.750	01/15/21	81,203
175,000		Regency Centers LP	5.250	08/01/15	188,480
10,000		Regency Centers LP	5.875	06/15/17	11,184
100,000		Senior Housing Properties Trust	6.750	12/15/21	106,087
88,000		Simon Property Group LP	5.100	06/15/15	96,964
295,000		Simon Property Group LP	5.250	12/01/16	333,615
100,000		Simon Property Group LP	2.800	01/30/17	102,393
740,000		Simon Property Group LP	10.350	04/01/19	1,019,334
290,000		Simon Property Group LP	4.375	03/01/21	307,717
300,000		Simon Property Group LP	3.375	03/15/22	289,322
300,000		Simon Property Group LP	4.750	03/15/42	286,037
200,000		UDR, Inc	4.625	01/10/22	204,746
100,000	g,i	USB Realty Corp	1.719	12/30/49	75,856
55,000		Ventas Realty LP	3.125	11/30/15	56,429
300,000		Ventas Realty LP	4.750	06/01/21	302,689
100,000		Vornado Realty LP	5.000	01/15/22	102,175
195,000		Washington Real Estate Investment Trust	4.950	10/01/20	203,683

		TOTAL REAL ESTATE			10,297,825

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

RETAILING - 0.6%
$120,000		Advance Auto Parts, Inc	5.750%	05/01/20	$133,770
150,000		AutoZone, Inc	6.500	01/15/14	164,162
100,000		AutoZone, Inc	4.000	11/15/20	103,703
250,000		Best Buy Co, Inc	3.750	03/15/16	252,079
120,000		Costco Wholesale Corp	5.500	03/15/17	142,665
100,000		Family Dollar Stores, Inc	5.000	02/01/21	104,581
150,000		Gap, Inc	5.950	04/12/21	151,372
155,000		Home Depot, Inc	5.250	12/16/13	167,369
100,000		Home Depot, Inc	5.400	03/01/16	115,400
400,000		Home Depot, Inc	3.950	09/15/20	434,135
350,000		Home Depot, Inc	4.400	04/01/21	392,233
960,000		Home Depot, Inc	5.875	12/16/36	1,150,202
125,000		Kohl’s Corp	6.250	12/15/17	148,849
100,000		Kohl’s Corp	6.875	12/15/37	120,787
400,000		Lowe’s Cos, Inc	2.125	04/15/16	411,770
200,000		Lowe’s Cos, Inc	3.800	11/15/21	212,173
200,000		Lowe’s Cos, Inc	6.875	02/15/28	254,940
175,000		Lowe’s Cos, Inc	5.500	10/15/35	194,987
150,000		Lowe’s Cos, Inc	5.800	04/15/40	174,959
150,000		Lowe’s Cos, Inc	5.125	11/15/41	163,559
450,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	516,398
100,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	100,291
400,000		Macy’s Retail Holdings, Inc	6.900	04/01/29	466,519
300,000		Nordstrom, Inc	6.250	01/15/18	366,658
30,000		Nordstrom, Inc	4.750	05/01/20	33,584
100,000		Nordstrom, Inc	7.000	01/15/38	133,730
150,000		O’Reilly Automotive, Inc	4.875	01/14/21	160,319
300,000	g	Phillips 66	2.950	05/01/17	304,921
400,000	g	Phillips 66	5.875	05/01/42	409,767
188,000		Staples, Inc	9.750	01/15/14	213,607
100,000		Target Corp	1.125	07/18/14	101,013
1,150,000		Target Corp	3.875	07/15/20	1,256,952
150,000		Target Corp	2.900	01/15/22	148,255
460,000		Target Corp	7.000	07/15/31	585,424
100,000		Target Corp	6.500	10/15/37	129,393
105,000		TJX Cos, Inc	6.950	04/15/19	129,851
650,000		Wal-Mart Stores, Inc	4.500	07/01/15	723,128
200,000		Wal-Mart Stores, Inc	1.500	10/25/15	204,080
200,000		Wal-Mart Stores, Inc	2.800	04/15/16	212,700
300,000		Wal-Mart Stores, Inc	3.625	07/08/20	322,303
1,400,000		Wal-Mart Stores, Inc	3.250	10/25/20	1,465,241
1,450,000		Wal-Mart Stores, Inc	4.250	04/15/21	1,619,427
69,000		Wal-Mart Stores, Inc	7.550	02/15/30	100,354
1,095,000		Wal-Mart Stores, Inc	5.250	09/01/35	1,245,230
160,000		Wal-Mart Stores, Inc	6.500	08/15/37	210,648
400,000		Wal-Mart Stores, Inc	6.200	04/15/38	509,970
65,000		Wal-Mart Stores, Inc	5.625	04/01/40	78,065
195,000		Wal-Mart Stores, Inc	5.000	10/25/40	215,846

		TOTAL RETAILING			16,957,369

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
$85,000	Analog Devices, Inc	5.000%	07/01/14	$92,759
55,000	Broadcom Corp	1.500	11/01/13	55,620
140,000	Broadcom Corp	2.375	11/01/15	145,734
400,000	Intel Corp	1.950	10/01/16	411,980
500,000	Intel Corp	4.800	10/01/41	532,602
310,000	National Semiconductor Corp	3.950	04/15/15	337,173
200,000	Texas Instruments, Inc	2.375	05/16/16	208,819

	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,784,687

SOFTWARE & SERVICES - 0.3%
285,000	Adobe Systems, Inc	3.250	02/01/15	301,129
20,000	Adobe Systems, Inc	4.750	02/01/20	21,743
300,000	BMC Software, Inc	4.250	02/15/22	300,754
20,000	CA, Inc	6.125	12/01/14	22,082
300,000	CA, Inc	5.375	12/01/19	327,004
120,000	Computer Sciences Corp	6.500	03/15/18	129,900
300,000	Expedia, Inc	7.456	08/15/18	339,679
50,000	Fiserv, Inc	3.125	10/01/15	51,621
150,000	Fiserv, Inc	3.125	06/15/16	153,277
100,000	Fiserv, Inc	6.800	11/20/17	117,995
100,000	Google, Inc	1.250	05/19/14	101,651
300,000	Google, Inc	2.125	05/19/16	311,848
100,000	Google, Inc	3.625	05/19/21	108,548
765,000	International Business Machines Corp	1.000	08/05/13	769,902
250,000	International Business Machines Corp	1.950	07/22/16	256,540
225,000	International Business Machines Corp	1.250	02/06/17	223,195
200,000	Intuit, Inc	5.750	03/15/17	229,346
175,000	Juniper Networks, Inc	4.600	03/15/21	185,832
740,000	Microsoft Corp	0.875	09/27/13	745,425
25,000	Microsoft Corp	4.200	06/01/19	28,475
540,000	Microsoft Corp	3.000	10/01/20	569,947
150,000	Microsoft Corp	4.000	02/08/21	168,409
400,000	Microsoft Corp	5.300	02/08/41	482,817
320,000	Oracle Corp	3.750	07/08/14	342,393
320,000	Oracle Corp	5.750	04/15/18	389,028
1,365,000	Oracle Corp	3.875	07/15/20	1,502,627
300,000	Oracle Corp	6.500	04/15/38	389,090
470,000	Oracle Corp	6.125	07/08/39	582,968
290,000	Symantec Corp	2.750	09/15/15	302,073

	TOTAL SOFTWARE & SERVICES			9,455,298

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
75,000	Amphenol Corp	4.750	11/15/14	81,470
150,000	Amphenol Corp	4.000	02/01/22	150,971
1,043,000	Cisco Systems, Inc	4.950	02/15/19	1,204,078
1,250,000	Cisco Systems, Inc	4.450	01/15/20	1,418,686
400,000	Cisco Systems, Inc	5.900	02/15/39	485,840
200,000	Dell, Inc	3.100	04/01/16	212,257
750,000	Dell, Inc	5.875	06/15/19	890,319
510,000	Discovery Communications LLC	5.050	06/01/20	576,551
100,000	Discovery Communications LLC	4.375	06/15/21	107,494
100,000	Discovery Communications LLC	6.350	06/01/40	120,391

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$300,000	Harris Corp	4.400%	12/15/20	$311,677
575,000	Hewlett-Packard Co	4.750	06/02/14	615,115
600,000	Hewlett-Packard Co	2.125	09/13/15	604,754
1,900,000	Hewlett-Packard Co	3.000	09/15/16	1,951,684
175,000	Hewlett-Packard Co	2.600	09/15/17	174,892
700,000	Hewlett-Packard Co	3.750	12/01/20	697,003
200,000	Hewlett-Packard Co	4.375	09/15/21	205,246
100,000	Hewlett-Packard Co	4.650	12/09/21	104,613
200,000	Hewlett-Packard Co	4.050	09/15/22	199,186
300,000	International Business Machines Corp	2.000	01/05/16	307,976
800,000	International Business Machines Corp	8.375	11/01/19	1,122,626
300,000	International Business Machines Corp	2.900	11/01/21	304,318
400,000	International Business Machines Corp	7.000	10/30/25	537,379
353,000	International Business Machines Corp	5.600	11/30/39	431,844
85,000	International Game Technology	7.500	06/15/19	99,564
347,000	Koninklijke Philips Electronics NV	5.750	03/11/18	405,471
100,000	Koninklijke Philips Electronics NV	6.875	03/11/38	123,650
300,000	Koninklijke Philips Electronics NV	5.000	03/15/42	299,384
100,000	L-3 Communications Corp	3.950	11/15/16	105,289
420,000	L-3 Communications Corp	5.200	10/15/19	448,602
100,000	Lexmark International, Inc	6.650	06/01/18	113,911
200,000	Motorola, Inc	6.000	11/15/17	231,541
120,000	Nokia Oyj	6.625	05/15/39	114,653
100,000	Nokia OYJ	5.375	05/15/19	98,872
590,000	Pitney Bowes, Inc	4.750	01/15/16	620,746
225,000	Tyco Electronics Group S.A.	6.550	10/01/17	266,390
250,000	Tyco Electronics Group S.A.	3.500	02/03/22	243,726
225,000	Xerox Corp	8.250	05/15/14	254,067
330,000	Xerox Corp	4.250	02/15/15	350,503
100,000	Xerox Corp	2.950	03/15/17	101,048
250,000	Xerox Corp	6.350	05/15/18	290,063
450,000	Xerox Corp	5.625	12/15/19	499,959

	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			17,483,809

TELECOMMUNICATION SERVICES - 1.4%
200,000	America Movil SAB de C.V.	3.625	03/30/15	211,437
200,000	America Movil SAB de C.V.	2.375	09/08/16	202,465
1,230,000	America Movil SAB de C.V.	5.000	03/30/20	1,367,755
440,000	America Movil SAB de C.V.	6.125	03/30/40	510,980
650,000	American Tower Corp	4.500	01/15/18	682,955
200,000	American Tower Corp	4.700	03/15/22	201,607
7,000	AT&T Corp	8.000	11/15/31	9,833
346,000	AT&T Mobility LLC	7.125	12/15/31	442,889
350,000	AT&T, Inc	5.100	09/15/14	385,249
1,265,000	AT&T, Inc	2.500	08/15/15	1,316,665
150,000	AT&T, Inc	2.950	05/15/16	158,509
600,000	AT&T, Inc	1.600	02/15/17	596,594
950,000	AT&T, Inc	5.800	02/15/19	1,127,596
300,000	AT&T, Inc	4.450	05/15/21	331,230
1,000,000	AT&T, Inc	3.000	02/15/22	980,015
470,000	AT&T, Inc	6.150	09/15/34	542,198
220,000	AT&T, Inc	6.500	09/01/37	264,185

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,575,000	AT&T, Inc	6.300%	01/15/38	$1,851,088
322,000	AT&T, Inc	5.350	09/01/40	342,386
700,000	AT&T, Inc	5.550	08/15/41	775,896
500,000	BellSouth Capital Funding Corp	7.875	02/15/30	641,124
1,490,000	BellSouth Corp	5.200	09/15/14	1,639,839
60,000	BellSouth Corp	6.875	10/15/31	72,292
140,000	BellSouth Corp	6.550	06/15/34	159,814
400,000	British Telecommunications plc	5.950	01/15/18	464,433
450,000	British Telecommunications plc	9.625	12/15/30	662,095
490,000	Cellco Partnership	5.550	02/01/14	529,952
965,000	Cellco Partnership	8.500	11/15/18	1,324,967
200,000	CenturyLink, Inc	5.800	03/15/22	195,302
1,300,000	CenturyTel, Inc	5.150	06/15/17	1,340,386
384,000	CenturyTel, Inc	7.600	09/15/39	363,231
450,000	Deutsche Telekom International Finance BV	5.750	03/23/16	508,169
850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	992,994
490,000	Deutsche Telekom International Finance BV	8.750	06/15/30	673,489
345,000	France Telecom S.A.	2.125	09/16/15	351,568
1,000,000	France Telecom S.A.	4.125	09/14/21	1,041,050
245,000	France Telecom S.A.	8.500	03/01/31	347,437
100,000	France Telecom S.A.	5.375	01/13/42	105,720
150,000	Koninklijke KPN NV	8.375	10/01/30	192,592
400,000	Qwest Corp	7.500	10/01/14	445,950
300,000	Qwest Corp	6.500	06/01/17	339,083
400,000	Qwest Corp	6.750	12/01/21	446,500
300,000	Rogers Communications, Inc	6.800	08/15/18	373,412
350,000	Rogers Wireless, Inc	7.500	03/15/15	410,362
85,000	Telecom Italia Capital S.A.	6.175	06/18/14	89,463
150,000	Telecom Italia Capital S.A.	4.950	09/30/14	154,500
1,555,000	Telecom Italia Capital S.A.	7.175	06/18/19	1,656,075
100,000	Telecom Italia Capital S.A.	7.721	06/04/38	97,500
200,000	Telefonica Emisiones SAU	2.582	04/26/13	200,842
600,000	Telefonica Emisiones SAU	3.992	02/16/16	597,214
1,620,000	Telefonica Emisiones SAU	5.134	04/27/20	1,549,413
100,000	Telefonos de Mexico SAB de C.V.	5.500	01/27/15	109,366
1,315,000	Verizon Communications, Inc	4.350	02/15/13	1,358,162
850,000	Verizon Communications, Inc	5.550	02/15/16	976,262
800,000	Verizon Communications, Inc	3.000	04/01/16	846,262
140,000	Verizon Communications, Inc	5.500	02/15/18	164,088
220,000	Verizon Communications, Inc	8.750	11/01/18	298,546
200,000	Verizon Communications, Inc	6.350	04/01/19	243,552
450,000	Verizon Communications, Inc	3.500	11/01/21	460,378
380,000	Verizon Communications, Inc	6.250	04/01/37	450,821
620,000	Verizon Communications, Inc	6.400	02/15/38	751,016
220,000	Verizon Communications, Inc	8.950	03/01/39	339,968
300,000	Verizon Communications, Inc	6.000	04/01/41	355,350
1,150,000	Verizon Communications, Inc	4.750	11/01/41	1,164,076
225,000	Verizon New England, Inc	4.750	10/01/13	236,677
165,000	Verizon Virginia, Inc	4.625	03/15/13	171,205
200,000	Virgin Media Secured Finance plc	5.250	01/15/21	215,002
150,000	Vodafone Group plc	5.000	12/16/13	160,408
303,000	Vodafone Group plc	5.625	02/27/17	354,423

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		Vodafone Group plc	1.625%	03/20/17	$246,502
1,200,000		Vodafone Group plc	4.625	07/15/18	1,364,360
550,000		Vodafone Group plc	4.375	03/16/21	604,976
150,000		Vodafone Group plc	6.150	02/27/37	181,386

		TOTAL TELECOMMUNICATION SERVICES			41,321,086

TRANSPORTATION - 0.5%
200,000		Boeing Capital Corp	2.125	08/15/16	206,615
700,000		Boeing Capital Corp	2.900	08/15/18	733,543
750,000		Boeing Co	3.750	11/20/16	825,092
100,000		Boeing Co	5.875	02/15/40	125,561
260,000		Burlington Northern Santa Fe Corp	5.750	03/15/18	308,763
555,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	620,726
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	179,511
360,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	411,023
300,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	294,977
250,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	260,787
200,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	189,078
200,000		Canadian National Railway Co	5.550	03/01/19	239,347
100,000		Canadian National Railway Co	2.850	12/15/21	99,593
200,000		Canadian National Railway Co	6.900	07/15/28	263,399
200,000		Canadian National Railway Co	6.250	08/01/34	250,829
200,000		Canadian Pacific Railway Co	7.250	05/15/19	241,290
200,000		Canadian Pacific Railway Co	7.125	10/15/31	233,494
100,000		Canadian Pacific Railway Ltd	5.750	01/15/42	102,981
470,755		Continental Airlines, Inc	4.750	01/12/21	489,585
31,602		Continental Airlines, Inc	5.983	04/19/22	34,266
100,000		Con-Way, Inc	7.250	01/15/18	114,332
650,000		CSX Corp	7.375	02/01/19	816,613
100,000		CSX Corp	6.000	10/01/36	115,857
400,000		CSX Corp	5.500	04/15/41	434,144
350,000		CSX Corp	4.400	03/01/43	327,924
500,000		Delta Air Lines, Inc	5.300	04/15/19	533,125
165,000		Embraer Overseas Ltd	6.375	01/15/20	181,714
134,000		FedEx Corp	8.000	01/15/19	173,220
100,000		GATX Corp	3.500	07/15/16	101,701
210,000		Norfolk Southern Corp	5.750	04/01/18	248,118
100,000		Norfolk Southern Corp	3.250	12/01/21	100,662
250,000		Norfolk Southern Corp	3.000	04/01/22	245,789
425,000		Norfolk Southern Corp	5.590	05/17/25	499,726
478,000		Norfolk Southern Corp	7.250	02/15/31	637,071
16,000	g	Norfolk Southern Corp	4.837	10/01/41	16,496
650,000		Northrop Grumman Corp	3.500	03/15/21	667,712
350,000		Ryder System, Inc	3.150	03/02/15	362,773
50,000		Ryder System, Inc	3.600	03/01/16	51,993
150,000		Ryder System, Inc	2.500	03/01/17	150,870
325,000		Southwest Airlines Co	5.250	10/01/14	349,496
300,000		Union Pacific Corp	5.750	11/15/17	355,563
331,000		Union Pacific Corp	4.163	07/15/22	357,630
200,000		Union Pacific Corp	6.625	02/01/29	251,312
100,000		Union Pacific Corp	4.750	09/15/41	102,013
42,000		United Parcel Service, Inc	3.875	04/01/14	44,652

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	United Parcel Service, Inc	5.500%	01/15/18	$120,272
300,000	United Parcel Service, Inc	5.125	04/01/19	356,194
1,105,000	United Parcel Service, Inc	3.125	01/15/21	1,157,516
35,000	United Parcel Service, Inc	6.200	01/15/38	45,540

	TOTAL TRANSPORTATION			15,030,488

UTILITIES - 2.0%
370,000	AGL Capital Corp	5.250	08/15/19	418,930
300,000	Alabama Power Co	5.200	06/01/41	339,570
60,000	Alliant Energy Corp	4.000	10/15/14	63,437
100,000	Ameren Corp	8.875	05/15/14	113,424
250,000	American Water Capital Corp	6.085	10/15/17	290,803
50,000	Appalachian Power Co	3.400	05/24/15	52,421
140,000	Appalachian Power Co	7.000	04/01/38	183,124
150,000	Arizona Public Service Co	8.750	03/01/19	194,544
350,000	Arizona Public Service Co	4.500	04/01/42	342,975
60,000	Atmos Energy Corp	4.950	10/15/14	65,312
100,000	Atmos Energy Corp	8.500	03/15/19	130,827
100,000	Atmos Energy Corp	5.500	06/15/41	114,496
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	101,074
785,000	Carolina Power & Light Co	5.300	01/15/19	922,990
350,000	Carolina Power & Light Co	3.000	09/15/21	352,351
290,000	CenterPoint Energy Houston Electric LLC	7.000	03/01/14	321,764
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	131,491
423,000	CenterPoint Energy Resources Corp	4.500	01/15/21	450,831
203,000	Cleco Power LLC	6.000	12/01/40	222,436
100,000	Commonwealth Edison Co	1.625	01/15/14	101,584
500,000	Commonwealth Edison Co	1.950	09/01/16	508,017
775,000	Commonwealth Edison Co	4.000	08/01/20	836,555
387,000	Commonwealth Edison Co	5.900	03/15/36	469,590
210,000	Connecticut Light & Power Co	5.500	02/01/19	246,161
60,000	Consolidated Edison Co of New York, Inc	6.650	04/01/19	75,147
890,000	Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,002,558
325,000	Consolidated Edison Co of New York, Inc	5.700	06/15/40	396,288
200,000	Consolidated Edison Co of New York, Inc	4.200	03/15/42	197,209
105,000	Consolidated Natural Gas Co	5.000	12/01/14	115,326
180,000	Constellation Energy Group, Inc	4.550	06/15/15	194,398
250,000	Constellation Energy Group, Inc	5.150	12/01/20	275,311
100,000	Constellation Energy Group, Inc	7.600	04/01/32	130,015
230,000	Consumers Energy Co	6.125	03/15/19	276,878
400,000	Detroit Edison Co	3.450	10/01/20	417,434
360,000	Dominion Resources, Inc	5.150	07/15/15	405,032
1,100,000	Dominion Resources, Inc	4.450	03/15/21	1,213,614
200,000	Dominion Resources, Inc	5.950	06/15/35	238,466
790,000	Duke Energy Carolinas LLC	5.750	11/15/13	853,533
125,000	Duke Energy Carolinas LLC	4.300	06/15/20	139,439
200,000	Duke Energy Carolinas LLC	3.900	06/15/21	215,736
733,000	Duke Energy Carolinas LLC	6.050	04/15/38	926,937
746,000	Duke Energy Corp	5.050	09/15/19	849,082
250,000	Duke Energy Indiana, Inc	4.200	03/15/42	246,097
200,000	El Paso Natural Gas Co	5.950	04/15/17	220,751
100,000	Enbridge, Inc	5.600	04/01/17	114,251

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Energen Corp	4.625%	09/01/21	$149,507
400,000		Energy Transfer Partners LP	6.125	02/15/17	446,908
44,000		Energy Transfer Partners LP	9.700	03/15/19	56,254
500,000		Energy Transfer Partners LP	4.650	06/01/21	509,388
200,000		Energy Transfer Partners LP	5.200	02/01/22	209,231
140,000		Energy Transfer Partners LP	7.500	07/01/38	158,986
100,000		Energy Transfer Partners LP	6.500	02/01/42	105,373
100,000		Enersis S.A.	7.375	01/15/14	108,473
125,000		Entergy Arkansas, Inc	3.750	02/15/21	128,147
300,000		Entergy Gulf States Louisiana LLC	3.950	10/01/20	309,442
150,000		Entergy Louisiana LLC	1.875	12/15/14	152,655
225,000		Entergy Texas, Inc	7.125	02/01/19	267,830
75,000		Exelon Corp	4.900	06/15/15	81,809
400,000		Exelon Generation Co LLC	5.200	10/01/19	443,970
800,000		FirstEnergy Corp	7.375	11/15/31	984,851
280,000		FirstEnergy Solutions Corp	4.800	02/15/15	302,882
435,000		FirstEnergy Solutions Corp	6.050	08/15/21	488,224
247,000		Florida Power & Light Co	4.950	06/01/35	272,577
400,000		Florida Power & Light Co	5.250	02/01/41	466,606
100,000		Florida Power & Light Co	4.125	02/01/42	98,002
29,000		Florida Power Corp	5.650	06/15/18	34,632
100,000		Florida Power Corp	3.100	08/15/21	100,662
165,000		Florida Power Corp	6.400	06/15/38	214,679
690,000		FPL Group Capital, Inc	2.600	09/01/15	706,873
40,000		Georgia Power Co	1.300	09/15/13	40,416
900,000		Georgia Power Co	5.700	06/01/17	1,075,967
177,000		Georgia Power Co	5.950	02/01/39	215,377
400,000		Georgia Power Co	4.300	03/15/42	391,210
50,000		Great Plains Energy, Inc	2.750	08/15/13	50,855
200,000		Great Plains Energy, Inc	4.850	06/01/21	211,848
200,000		Great Plains Energy, Inc	5.292	06/15/22	213,391
80,000		Indiana Michigan Power Co	7.000	03/15/19	98,030
70,000		Integrys Energy Group, Inc	4.170	11/01/20	72,825
100,000		Interstate Power & Light Co	6.250	07/15/39	124,708
100,000		Kansas City Power & Light Co	5.300	10/01/41	105,511
20,000	g	Kansas Gas & Electric	6.700	06/15/19	24,731
250,000		Kentucky Utilities Co	5.125	11/01/40	284,048
150,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	158,000
400,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	467,168
500,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	640,470
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	113,230
400,000		Kinder Morgan Energy Partners LP	3.950	09/01/22	396,025
535,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	594,520
300,000		Kinder Morgan Energy Partners LP	5.625	09/01/41	305,727
320,000		LG&E and KU Energy LLC	3.750	11/15/20	318,638
400,000		MidAmerican Energy Co	4.650	10/01/14	436,068
350,000		Midamerican Energy Holdings Co	5.750	04/01/18	411,399
1,032,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,205,231
300,000		Midamerican Energy Holdings Co	6.500	09/15/37	374,822
300,000		Mississippi Power Co	4.250	03/15/42	288,053
85,000		National Fuel Gas Co	5.250	03/01/13	88,032
100,000		National Fuel Gas Co	4.900	12/01/21	103,287

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		National Grid plc	6.300%	08/01/16	$346,152
320,000		Nevada Power Co	6.500	08/01/18	393,977
45,000		Nevada Power Co	7.125	03/15/19	56,504
230,000		Nevada Power Co	5.375	09/15/40	260,379
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	530,891
235,000		NiSource Finance Corp	5.400	07/15/14	255,533
350,000		NiSource Finance Corp	6.400	03/15/18	409,962
150,000		NiSource Finance Corp	6.125	03/01/22	174,284
100,000		NiSource Finance Corp	5.950	06/15/41	109,474
425,000		Northern States Power Co	5.350	11/01/39	504,911
150,000		NSTAR Electric Co	5.625	11/15/17	178,104
150,000		Oglethorpe Power Corp	5.375	11/01/40	168,556
600,000		Ohio Power Co	5.375	10/01/21	688,206
100,000		Oklahoma Gas & Electric Co	5.250	05/15/41	111,697
220,000		Oncor Electric Delivery Co LLC	6.375	01/15/15	249,056
200,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	241,771
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	86,624
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	100,842
350,000	g	Oncor Electric Delivery Co LLC	4.550	12/01/41	316,112
250,000		ONEOK Partners LP	3.250	02/01/16	261,429
130,000		ONEOK Partners LP	6.650	10/01/36	150,119
250,000		ONEOK Partners LP	6.850	10/15/37	298,214
100,000		ONEOK Partners LP	6.125	02/01/41	111,425
150,000		ONEOK, Inc	4.250	02/01/22	151,820
150,000		ONEOK, Inc	6.000	06/15/35	159,891
355,000		Pacific Gas & Electric Co	8.250	10/15/18	469,934
720,000		Pacific Gas & Electric Co	6.050	03/01/34	875,213
75,000		Pacific Gas & Electric Co	5.800	03/01/37	89,600
400,000		Pacific Gas & Electric Co	5.400	01/15/40	453,764
250,000		PacifiCorp	2.950	02/01/22	246,458
250,000		PacifiCorp	6.000	01/15/39	308,772
165,000		Pepco Holdings, Inc	2.700	10/01/15	168,003
350,000		PG&E Corp	5.750	04/01/14	381,408
65,000		Potomac Electric Power Co	7.900	12/15/38	99,231
200,000		PPL Energy Supply LLC	6.200	05/15/16	226,476
225,000		PPL Energy Supply LLC	6.500	05/01/18	260,020
100,000		PPL Energy Supply LLC	4.600	12/15/21	101,812
300,000		Progress Energy, Inc	3.150	04/01/22	293,232
400,000		Progress Energy, Inc	7.750	03/01/31	542,924
300,000		PSEG Power LLC	2.500	04/15/13	305,604
200,000		PSEG Power LLC	5.320	09/15/16	222,954
225,000		Public Service Co of Colorado	4.875	03/01/13	233,844
335,000		Public Service Co of Colorado	5.500	04/01/14	366,202
520,000		Public Service Co of Oklahoma	5.150	12/01/19	583,936
100,000		Public Service Co of Oklahoma	4.400	02/01/21	106,637
150,000		Public Service Co of Oklahoma	6.625	11/15/37	185,911
220,000		Public Service Electric & Gas Co	5.300	05/01/18	260,338
410,000		Public Service Electric & Gas Co	5.375	11/01/39	481,290
250,000		Puget Sound Energy, Inc	5.757	10/01/39	297,375
100,000		Puget Sound Energy, Inc	4.434	11/15/41	99,848
100,000		Questar Corp	2.750	02/01/16	102,665
150,000		San Diego Gas & Electric Co	3.000	08/15/21	153,473

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$255,000		San Diego Gas & Electric Co	5.350%	05/15/40	$303,439
100,000		San Diego Gas & Electric Co	3.950	11/15/41	96,721
250,000		San Diego Gas & Electric Co	4.300	04/01/42	254,536
300,000		SCANA Corp	4.750	05/15/21	315,439
100,000		SCANA Corp	4.125	02/01/22	100,050
250,000		Scottish Power Ltd	5.810	03/15/25	261,397
600,000		Sempra Energy	2.000	03/15/14	612,382
200,000		Sempra Energy	2.300	04/01/17	202,436
260,000		Sempra Energy	6.000	10/15/39	312,213
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	54,743
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	143,111
100,000		South Carolina Electric & Gas Co	4.350	02/01/42	97,657
100,000		Southern California Edison Co	5.000	01/15/16	113,122
250,000		Southern California Edison Co	5.500	08/15/18	300,018
80,000		Southern California Edison Co	3.875	06/01/21	87,119
185,000		Southern California Edison Co	6.050	03/15/39	237,308
300,000		Southern California Edison Co	4.500	09/01/40	313,664
500,000		Southern California Edison Co	3.900	12/01/41	475,241
200,000		Southern California Edison Co	4.050	03/15/42	192,828
200,000		Southern Co	2.375	09/15/15	207,183
100,000		Southern Co	1.950	09/01/16	101,603
108,000	g	Southern Natural Gas Co	5.900	04/01/17	122,301
100,000		Southern Natural Gas Co	8.000	03/01/32	123,817
100,000		Southern Power Co	5.150	09/15/41	104,787
250,000		Southwest Gas Corp	3.875	04/01/22	255,033
60,000		Spectra Energy Capital LLC	6.200	04/15/18	70,079
450,000		Spectra Energy Capital LLC	8.000	10/01/19	568,595
200,000		Tampa Electric Co	5.400	05/15/21	232,511
200,000		TECO Finance, Inc	5.150	03/15/20	220,994
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	226,601
75,000		Toledo Edison Co	7.250	05/01/20	92,739
770,000		Total Capital S.A.	3.125	10/02/15	805,043
200,000		Total Capital S.A.	4.450	06/24/20	216,466
100,000		Total Capital S.A.	4.125	01/28/21	106,357
200,000		TransAlta Corp	6.650	05/15/18	231,748
400,000		Union Electric Co	6.700	02/01/19	491,593
100,000		Union Electric Co	8.450	03/15/39	155,003
100,000		United Utilities plc	6.875	08/15/28	111,897
263,000		Veolia Environnement	5.250	06/03/13	274,088
430,000		Virginia Electric and Power Co	4.750	03/01/13	445,794
350,000		Virginia Electric and Power Co	6.000	05/15/37	438,124
500,000		Westar Energy, Inc	4.125	03/01/42	478,599
35,000		Williams Cos, Inc	7.875	09/01/21	43,617
300,000		Williams Cos, Inc	7.750	06/15/31	365,463
245,000		Williams Partners LP	3.800	02/15/15	260,338
70,000		Williams Partners LP	7.250	02/01/17	84,237
330,000		Williams Partners LP	5.250	03/15/20	363,788
100,000		Williams Partners LP	4.000	11/15/21	101,048
335,000		Williams Partners LP	6.300	04/15/40	389,435
250,000		Wisconsin Electric Power Co	4.500	05/15/13	259,729
200,000		Wisconsin Electric Power Co	5.625	05/15/33	238,287
200,000		Wisconsin Power & Light Co	6.375	08/15/37	260,250

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	Xcel Energy, Inc	4.700%	05/15/20	$112,022
100,000	Xcel Energy, Inc	4.800	09/15/41	104,984

	TOTAL UTILITIES			58,456,191

	TOTAL CORPORATE BONDS			643,019,925
	(Cost $624,951,991)

GOVERNMENT BONDS - 75.6%

AGENCY SECURITIES - 5.4%
250,000	Federal Agricultural Mortgage Corp	2.375	07/22/15	261,361
1,945,000	Federal Farm Credit Bank (FFCB)	1.375	06/25/13	1,972,088
1,000,000	FFCB	3.875	10/07/13	1,052,108
2,600,000	FFCB	3.000	09/22/14	2,761,062
1,000,000	FFCB	1.050	03/28/16	1,004,718
1,370,000	Federal Home Loan Bank (FHLB)	1.875	06/21/13	1,396,660
7,740,000	FHLB	3.625	10/18/13	8,127,952
8,625,000	FHLB	3.125	12/13/13	9,026,813
110,000	FHLB	5.250	06/18/14	121,630
7,650,000	FHLB	2.875	06/12/15	8,166,589
1,000,000	FHLB	5.375	05/18/16	1,181,859
95,000	FHLB	4.750	12/16/16	110,918
500,000	FHLB	4.875	05/17/17	592,928
4,545,000	FHLB	5.000	11/17/17	5,445,237
8,650,000	Federal Home Loan Mortgage Corp (FHLMC)	1.125	07/27/12	8,675,812
2,560,000	FHLMC	5.500	08/20/12	2,612,462
4,500,000	FHLMC	2.125	09/21/12	4,541,530
1,025,000	FHLMC	4.125	12/21/12	1,053,624
500,000	FHLMC	1.625	04/15/13	507,117
2,180,000	FHLMC	3.500	05/29/13	2,261,822
211,000	FHLMC	4.125	09/27/13	222,897
207,000	FHLMC	4.500	01/15/14	222,778
1,740,000	FHLMC	2.500	04/23/14	1,814,992
2,000,000	FHLMC	1.000	08/27/14	2,025,860
5,000,000	FHLMC	2.875	02/09/15	5,324,170
108,000	FHLMC	4.375	07/17/15	120,807
125,000	FHLMC	4.750	11/17/15	142,763
132,000	FHLMC	4.750	01/19/16	150,898
6,213,000	FHLMC	5.250	04/18/16	7,266,172
127,000	FHLMC	5.500	07/18/16	151,179
11,736,000	FHLMC	5.125	10/18/16	13,760,789
1,000,000	FHLMC	2.375	01/13/22	981,680
3,120,000	FHLMC	6.250	07/15/32	4,322,198
740,000	Federal National Mortgage Association (FNMA)	1.125	07/30/12	742,363
4,250,000	FNMA	3.250	04/09/13	4,383,034
96,000	FNMA	3.875	07/12/13	100,441
2,185,000	FNMA	1.250	08/20/13	2,212,168
176,000	FNMA	5.125	01/02/14	189,302
214,000	FNMA	2.750	02/05/14	223,514
7,646,000	FNMA	2.750	03/13/14	8,010,600
4,071,000	FNMA	2.500	05/15/14	4,253,014
5,415,000	FNMA	3.000	09/16/14	5,748,889

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$9,145,000	FNMA	4.625%	10/15/14	$10,087,237
9,000,000	FNMA	2.625	11/20/14	9,492,084
10,215,000	FNMA	5.000	03/15/16	11,812,177
150,000	FNMA	5.000	05/11/17	177,398
340,000	FNMA	5.375	06/12/17	409,395
2,500,000	FNMA	5.625	07/15/37	3,304,158
200,000	Private Export Funding Corp	1.375	02/15/17	200,911
590,000	Private Export Funding Corp	2.250	12/15/17	613,516

	TOTAL AGENCY SECURITIES			159,341,674

FOREIGN GOVERNMENT BONDS - 3.0%
906,000	Brazilian Government International Bond	5.875	01/15/19	1,083,576
990,000	Brazilian Government International Bond	4.875	01/22/21	1,120,680
100,000	Brazilian Government International Bond	8.875	04/15/24	152,350
1,180,000	Brazilian Government International Bond	7.125	01/20/37	1,619,550
1,130,000	Brazilian Government International Bond	5.625	01/07/41	1,302,325
525,000	Canada Government International Bond	2.375	09/10/14	549,019
600,000	Canada Government International Bond	0.875	02/14/17	592,725
150,000	Chile Government International Bond	5.500	01/15/13	155,025
345,000	Chile Government International Bond	3.875	08/05/20	370,875
100,000	China Development Bank	5.000	10/15/15	109,718
200,000	China Government International Bond	4.750	10/29/13	211,236
900,000	Colombia Government International Bond	8.250	12/22/14	1,059,750
450,000	Colombia Government International Bond	7.375	03/18/19	577,350
200,000	Colombia Government International Bond	4.375	07/12/21	217,500
1,050,000	Colombia Government International Bond	6.125	01/18/41	1,286,250
300,000	Development Bank of Japan	5.125	02/01/17	349,209
450,000	European Bank for Reconstruction & Development	3.625	06/17/13	466,812
50,000	European Bank for Reconstruction & Development	1.625	09/03/15	50,971
700,000	European Bank for Reconstruction & Development	2.500	03/15/16	733,086
1,500,000	European Investment Bank	1.750	09/14/12	1,509,287
1,000,000	European Investment Bank	2.875	03/15/13	1,021,540
1,000,000	European Investment Bank	1.500	05/15/14	1,016,745
5,000,000	European Investment Bank	1.625	09/01/15	5,098,325
3,000,000	European Investment Bank	1.375	10/20/15	3,031,851
4,000,000	European Investment Bank	2.250	03/15/16	4,149,120
205,000	European Investment Bank	4.875	02/15/36	221,682
95,000	Export Development Canada	3.500	05/16/13	98,351
200,000	Export Development Canada	1.500	05/15/14	204,551
545,000	Export Development Canada	2.250	05/28/15	572,311
180,000	Export-Import Bank of Korea	8.125	01/21/14	198,757
250,000	Export-Import Bank of Korea	5.875	01/14/15	272,650
590,000	Export-Import Bank of Korea	4.125	09/09/15	618,784
475,000	Export-Import Bank of Korea	5.125	06/29/20	509,122
1,190,000	Federative Republic of Brazil	6.000	01/17/17	1,410,150
903,333	Federative Republic of Brazil	8.000	01/15/18	1,078,128
100,000	Finland Government International Bond	6.950	02/15/26	139,413
500,000	Hydro Quebec	2.000	06/30/16	514,352
270,000	Hydro Quebec	9.400	02/01/21	395,758
200,000	Hydro Quebec	8.500	12/01/29	311,548
150,000	Inter-American Development Bank	1.625	07/15/13	151,795
1,000,000	Inter-American Development Bank	3.000	04/22/14	1,052,121

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000	Inter-American Development Bank	2.250%	07/15/15	$1,570,241
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,259,560
150,000	International Bank for Reconstruction & Development	2.000	04/02/12	150,000
1,245,000	International Bank for Reconstruction & Development	3.625	05/21/13	1,292,807
1,000,000	International Bank for Reconstruction & Development	1.125	08/25/14	1,016,334
3,200,000	International Bank for Reconstruction & Development	2.375	05/26/15	3,370,237
1,300,000	International Bank for Reconstruction & Development	2.125	03/15/16	1,362,297
150,000	International Bank for Reconstruction & Development	1.000	09/15/16	150,686
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	573,528
34,000	International Bank for Reconstruction & Development	4.750	02/15/35	40,664
30,000	International Finance Corp	3.000	04/22/14	31,554
1,700,000	International Finance Corp	2.750	04/20/15	1,806,862
800,000	International Finance Corp	1.125	11/23/16	800,106
800,000	Israel Government AID Bond	5.500	09/18/23	1,001,674
300,000	Israel Government International Bond	4.625	06/15/13	311,243
400,000	Israel Government International Bond	5.125	03/26/19	441,405
705,000	Israel Government International Bond	4.000	06/30/22	697,222
150,000	Italian Republic	2.125	10/05/12	150,104
1,000,000	Italian Republic	2.125	09/16/13	1,003,371
500,000	Italian Republic	3.125	01/26/15	497,431
1,200,000	Italian Republic	5.250	09/20/16	1,232,209
574,000	Italian Republic	5.375	06/15/33	541,534
430,000	Italy Government International Bond	5.375	06/12/17	441,080
200,000	Japan Bank for International Cooperation	2.125	11/05/12	201,580
1,500,000	Japan Bank for International Cooperation	4.250	06/18/13	1,562,287
600,000	Japan Finance Corp	2.250	07/13/16	621,035
500,000	Japan Finance Organization for Municipalities	5.000	05/16/17	579,810
600,000	KFW	2.625	01/25/22	594,700
600,000	Korea Development Bank	8.000	01/23/14	661,385
475,000	Korea Development Bank	4.375	08/10/15	500,650
235,000	Korea Development Bank	3.250	03/09/16	237,839
1,000,000	Mexico Government International Bond	5.625	01/15/17	1,156,500
300,000	Mexico Government International Bond	3.625	03/15/22	306,750
300,000	Mexico Government International Bond	8.000	09/24/22	412,500
66,000	Mexico Government International Bond	7.500	04/08/33	91,740
600,000	Mexico Government International Bond	6.750	09/27/34	771,000
1,214,000	Mexico Government International Bond	6.050	01/11/40	1,462,870
400,000	Mexico Government International Bond	4.750	03/08/44	392,000
150,000	Mexico Government International Bond	5.750	10/12/10	154,125
600,000	Panama Government International Bond	5.200	01/30/20	687,900
692,000	Panama Government International Bond	6.700	01/26/36	909,980
320,000	Peruvian Government International Bond	7.125	03/30/19	408,000
725,000	Peruvian Government International Bond	7.350	07/21/25	990,350
150,000	Peruvian Government International Bond	6.550	03/14/37	191,100
500,000	Peruvian Government International Bond	5.625	11/18/50	560,000
380,000	Poland Government International Bond	3.875	07/16/15	399,266
1,235,000	Poland Government International Bond	6.375	07/15/19	1,435,688
67,000	Poland Government International Bond	5.125	04/21/21	71,556
390,000	Poland Government International Bond	5.000	03/23/22	411,068
1,055,000	Province of British Columbia Canada	2.850	06/15/15	1,122,421
730,000	Province of Manitoba Canada	2.125	04/22/13	742,862
200,000	Province of New Brunswick Canada	5.200	02/21/17	234,121

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$255,000		Province of Nova Scotia Canada	2.375%	07/21/15	$266,628
50,000		Province of Nova Scotia Canada	5.125	01/26/17	58,342
200,000		Province of Nova Scotia Canada	8.250	07/30/22	287,782
1,700,000		Province of Ontario Canada	2.950	02/05/15	1,802,226
2,690,000		Province of Ontario Canada	2.700	06/16/15	2,838,348
1,000,000		Province of Ontario Canada	2.300	05/10/16	1,035,608
300,000		Province of Ontario Canada	1.600	09/21/16	302,561
230,000		Province of Ontario Canada	4.400	04/14/20	263,171
40,000		Province of Quebec Canada	4.875	05/05/14	43,506
385,000		Province of Quebec Canada	5.125	11/14/16	448,329
1,135,000		Province of Quebec Canada	4.625	05/14/18	1,318,178
120,000		Province of Quebec Canada	3.500	07/29/20	128,978
200,000		Province of Quebec Canada	7.125	02/09/24	269,388
201,000		Province of Quebec Canada	7.500	09/15/29	295,322
100,000		Province of Saskatchewan Canada	8.500	07/15/22	146,731
200,000		Region of Lombardy Italy	5.804	10/25/32	145,077
475,000		Republic of Korea	5.750	04/16/14	512,015
500,000		Republic of Korea	7.125	04/16/19	618,526
289,000		South Africa Government International Bond	7.375	04/25/12	289,723
300,000		South Africa Government International Bond	6.500	06/02/14	332,250
110,000		South Africa Government International Bond	6.875	05/27/19	132,413
225,000		South Africa Government International Bond	5.500	03/09/20	250,875
500,000		South Africa Government International Bond	4.665	01/17/24	511,250
300,000		South Africa Government International Bond	6.250	03/08/41	351,000
625,000		Svensk Exportkredit AB	5.125	03/01/17	710,282
196,000		United Mexican States	5.875	02/17/14	212,856
1,280,000		United Mexican States	5.950	03/19/19	1,534,720
868,000		United Mexican States	5.125	01/15/20	996,030

		TOTAL FOREIGN GOVERNMENT BONDS			89,299,695

MORTGAGE BACKED - 31.0%
20,527	i	Federal Home Loan Mortgage Corp (FHLMC)	5.041	10/01/35	21,799
250,383	i	FHLMC	2.380	02/01/36	263,759
98,784	i	FHLMC	2.571	07/01/36	104,904
312,446	i	FHLMC	2.540	09/01/36	336,338
230,382	i	FHLMC	2.602	09/01/36	241,336
250,713	i	FHLMC	2.645	09/01/36	265,409
37,268	i	FHLMC	5.634	02/01/37	40,270
34,704	i	FHLMC	5.810	02/01/37	37,350
596,493	i	FHLMC	2.887	03/01/37	637,208
52,141	i	FHLMC	5.496	03/01/37	56,324
558,651	i	FHLMC	5.969	04/01/37	607,553
62,306	i	FHLMC	4.661	05/01/37	65,965
236,430	i	FHLMC	5.748	05/01/37	255,348
82,698	i	FHLMC	5.573	06/01/37	87,535
377,353	i	FHLMC	5.221	08/01/37	403,616
362,163	i	FHLMC	5.072	09/01/37	387,603
174,588	i	FHLMC	5.994	09/01/37	187,495
11,009	i	FHLMC	6.036	09/01/37	11,950
56,846	i	FHLMC	5.380	02/01/38	61,424
438,759	i	FHLMC	4.498	04/01/38	468,637
533,430	i	FHLMC	4.873	04/01/38	568,983

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$47,382	i	FHLMC	4.716%	07/01/38	$50,861
122,190		FHLMC	5.000	10/01/39	131,608
211,975	i	FHLMC	3.619	06/01/40	222,792
792,315	i	FHLMC	3.022	01/01/41	826,178
13,162		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	08/01/12	13,204
67,107		FGLMC	4.500	05/01/13	67,973
86,526		FGLMC	5.000	07/01/14	93,013
7,836		FGLMC	7.500	01/01/16	8,007
103		FGLMC	7.500	05/01/16	111
118		FGLMC	7.500	06/01/16	127
36,721		FGLMC	5.500	05/01/17	39,802
73,384		FGLMC	5.500	06/01/17	78,950
44,938		FGLMC	5.000	12/01/17	48,504
37,180		FGLMC	5.500	12/01/17	40,253
57,502		FGLMC	5.000	03/01/18	61,610
181,584		FGLMC	5.000	04/01/18	194,626
163,111		FGLMC	4.500	06/01/18	175,086
340,944		FGLMC	4.500	09/01/18	370,877
289,923		FGLMC	4.000	11/01/18	308,219
388,017		FGLMC	4.500	01/01/19	423,779
61,711		FGLMC	4.000	05/01/19	65,798
494,462		FGLMC	4.500	05/01/19	530,456
1,081,400		FGLMC	4.500	06/01/19	1,160,119
265,096		FGLMC	4.000	10/01/19	282,653
109,866		FGLMC	5.500	11/01/19	119,289
680,575		FGLMC	4.500	12/01/19	730,117
165,327		FGLMC	4.500	01/01/20	177,362
71,027		FGLMC	4.500	02/01/20	77,263
682,099		FGLMC	5.000	05/01/20	739,574
720,359		FGLMC	5.000	05/01/20	777,524
64,560		FGLMC	4.500	07/01/20	70,228
700,225		FGLMC	5.000	07/01/20	755,792
8,435		FGLMC	7.000	10/01/20	9,899
60,509		FGLMC	5.000	12/01/20	65,368
794,509		FGLMC	4.500	06/01/21	851,848
1,407,058		FGLMC	4.500	06/01/21	1,508,604
648,276		FGLMC	5.000	07/01/21	700,329
91,657		FGLMC	5.500	07/01/21	99,232
63,047		FGLMC	5.000	10/01/22	67,883
48,200		FGLMC	6.000	11/01/22	52,268
464,585		FGLMC	5.000	04/01/23	499,420
36,680		FGLMC	4.500	05/01/23	39,178
730,348		FGLMC	4.500	05/01/23	780,089
357,666		FGLMC	5.000	05/01/23	390,823
602,970		FGLMC	5.500	05/01/23	652,427
106,689		FGLMC	5.000	10/01/23	114,689
80,370		FGLMC	5.500	10/01/23	88,256
71,125		FGLMC	5.000	11/01/23	77,719
152,713		FGLMC	5.000	03/01/24	166,870
46,461		FGLMC	4.500	04/01/24	49,589
20,730		FGLMC	4.500	05/01/24	22,126
132,119		FGLMC	4.500	06/01/24	141,014

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$606,193	FGLMC	4.000%	07/01/24	$640,469
393,977	FGLMC	5.500	07/01/24	427,769
1,345,933	FGLMC	4.000	08/01/24	1,422,036
202,938	FGLMC	4.500	09/01/24	216,601
80,730	FGLMC	4.500	09/01/24	86,166
37,568	FGLMC	4.500	09/01/24	40,097
35,584	FGLMC	5.500	09/01/24	39,120
1,559,939	FGLMC	4.000	10/01/24	1,648,144
98,354	FGLMC	4.500	10/01/24	106,009
45,755	FGLMC	4.500	10/01/24	48,835
56,781	FGLMC	4.500	11/01/24	60,604
101,048	FGLMC	4.500	12/01/24	107,851
444,977	FGLMC	5.500	12/01/24	481,475
70,701	FGLMC	4.500	02/01/25	75,472
2,083,886	FGLMC	4.000	03/01/25	2,201,716
53,667	FGLMC	4.500	06/01/25	57,280
91,733	FGLMC	4.500	07/01/25	97,923
1,281,333	FGLMC	4.000	10/01/25	1,353,784
2,870,531	FGLMC	3.500	11/01/25	3,003,674
1,843,088	FGLMC	3.500	11/01/25	1,928,575
795,826	FGLMC	3.500	12/01/25	832,739
462,436	FGLMC	3.000	01/01/26	479,180
600,569	FGLMC	4.000	04/01/26	635,278
994,794	FGLMC	4.000	05/01/26	1,052,287
249,411	FGLMC	5.500	07/01/26	272,948
27,810	FGLMC	6.000	08/01/26	30,748
806,994	FGLMC	3.000	09/01/26	836,213
4,163,416	FGLMC	3.500	10/01/26	4,356,526
121,462	FGLMC	5.000	10/01/26	132,721
40,136	FGLMC	5.500	10/01/26	43,924
9,954,558	FGLMC	3.000	02/01/27	10,314,986
405,664	FGLMC	6.000	12/01/27	448,275
744,788	FGLMC	5.000	03/01/28	802,661
64,418	FGLMC	5.500	05/01/28	70,256
469	FGLMC	6.500	10/01/28	536
550,465	FGLMC	5.500	01/01/29	600,692
8,597	FGLMC	6.500	01/01/29	9,829
141,470	FGLMC	4.000	02/01/29	150,074
2,539	FGLMC	6.500	03/01/29	2,903
863,109	FGLMC	4.500	04/01/29	916,261
67,838	FGLMC	6.500	05/01/29	77,557
18,724	FGLMC	6.500	07/01/29	21,406
114,854	FGLMC	5.000	12/01/29	123,778
186,107	FGLMC	4.000	08/01/30	197,426
913,763	FGLMC	4.500	01/01/31	970,035
1,766	FGLMC	8.000	01/01/31	2,125
890,832	FGLMC	4.000	03/01/31	945,014
112,529	FGLMC	4.000	05/01/31	119,373
893,499	FGLMC	4.500	05/01/31	948,523
395,881	FGLMC	4.000	06/01/31	419,959
1,315,083	FGLMC	4.000	08/01/31	1,395,069
952,750	FGLMC	4.000	09/01/31	1,010,698

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$16,933		FGLMC	6.500%	09/01/31	$19,275
28,912		FGLMC	8.000	09/01/31	35,072
470,703		FGLMC	3.500	11/01/31	491,524
155,621		FGLMC	7.000	12/01/31	181,557
80,850		FGLMC	6.500	01/01/32	92,028
211,992		FGLMC	6.000	02/01/32	237,241
5,000,000	h	FGLMC	3.000	03/01/32	5,110,232
67,067		FGLMC	7.000	04/01/32	78,245
59,965		FGLMC	6.500	05/01/32	68,556
78,784		FGLMC	5.500	11/01/32	86,292
82,681		FGLMC	6.000	02/01/33	92,528
338,676		FGLMC	5.000	03/01/33	365,627
149,119		FGLMC	6.000	03/01/33	166,786
63,727		FGLMC	6.000	03/01/33	71,278
399,570		FGLMC	6.000	03/01/33	447,160
184,615		FGLMC	5.000	04/01/33	199,306
34,703		FGLMC	6.000	04/01/33	38,837
2,036,283		FGLMC	5.000	06/01/33	2,205,726
820,244		FGLMC	5.500	06/01/33	898,291
306,697		FGLMC	4.500	07/01/33	326,063
48,045		FGLMC	5.000	08/01/33	51,868
383,950		FGLMC	5.000	08/01/33	417,263
72,011		FGLMC	6.500	08/01/33	81,967
729,723		FGLMC	5.000	09/01/33	809,001
232,444		FGLMC	5.500	09/01/33	256,777
316,037		FGLMC	5.500	09/01/33	349,121
286,115		FGLMC	5.500	09/01/33	318,570
176,970		FGLMC	5.500	09/01/33	193,808
141,545		FGLMC	4.000	10/01/33	148,783
86,237		FGLMC	5.000	10/01/33	93,100
397,871		FGLMC	5.500	10/01/33	439,521
605,950		FGLMC	5.500	12/01/33	663,701
161,457		FGLMC	5.500	12/01/33	176,819
1,222,091		FGLMC	7.000	12/01/33	1,425,765
1,516,902		FGLMC	5.000	01/01/34	1,637,614
39,334		FGLMC	5.500	02/01/34	43,076
234,271		FGLMC	5.000	03/01/34	252,914
255,463		FGLMC	5.500	03/01/34	281,694
479,419		FGLMC	5.000	05/01/34	517,570
249,386		FGLMC	4.500	06/01/34	265,016
831,605		FGLMC	5.000	06/01/34	897,782
150,870		FGLMC	5.500	06/01/34	165,131
101,981		FGLMC	6.000	06/01/34	114,127
307,529		FGLMC	6.000	09/01/34	342,667
51,971		FGLMC	5.000	11/01/34	56,130
2,573,587		FGLMC	5.500	11/01/34	2,816,858
1,443,603		FGLMC	5.000	12/01/34	1,558,482
119,942		FGLMC	5.500	12/01/34	131,561
234,207		FGLMC	5.500	12/01/34	256,492
27,552		FGLMC	5.500	01/01/35	30,156
116,646		FGLMC	5.500	01/01/35	127,672
16,978		FGLMC	5.500	01/01/35	18,583

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$739,108		FGLMC	4.500%	04/01/35	$785,432
279,183	i	FGLMC	4.977	04/01/35	298,780
456,242		FGLMC	6.000	05/01/35	507,053
81,200		FGLMC	6.000	05/01/35	90,009
491,287		FGLMC	7.000	05/01/35	573,165
170,613		FGLMC	5.500	06/01/35	186,741
100,090		FGLMC	5.500	06/01/35	109,551
160,430		FGLMC	5.000	07/01/35	173,046
3,112,146		FGLMC	5.000	07/01/35	3,356,887
140,652		FGLMC	6.000	07/01/35	155,909
155,067		FGLMC	5.000	08/01/35	167,261
59,346		FGLMC	5.500	08/01/35	64,928
366,555		FGLMC	6.000	08/01/35	406,318
74,320		FGLMC	4.500	09/01/35	78,943
558,205		FGLMC	5.000	10/01/35	611,173
142,971		FGLMC	5.000	10/01/35	154,214
585,447		FGLMC	5.000	10/01/35	631,487
2,314,777		FGLMC	5.500	10/01/35	2,535,031
86,910		FGLMC	5.000	12/01/35	93,744
522,088		FGLMC	5.000	12/01/35	563,145
243,013		FGLMC	6.000	01/01/36	268,691
159,570		FGLMC	5.000	02/01/36	172,119
78,448		FGLMC	5.000	02/01/36	84,618
106,531		FGLMC	6.000	02/01/36	118,087
984,341		FGLMC	5.500	04/01/36	1,079,694
94,138		FGLMC	5.500	05/01/36	103,037
33,606		FGLMC	6.500	05/01/36	37,706
3,996,038		FGLMC	6.000	06/01/36	4,418,281
608,492		FGLMC	5.000	07/01/36	656,344
367,421		FGLMC	6.000	07/01/36	409,402
137,819		FGLMC	6.000	08/01/36	152,382
100,101		FGLMC	6.000	09/01/36	111,303
241,185		FGLMC	6.500	10/01/36	270,611
167,061		FGLMC	5.500	11/01/36	182,096
401,217		FGLMC	6.000	11/01/36	443,612
2,178,952		FGLMC	6.000	12/01/36	2,409,192
272,461	i	FGLMC	5.807	01/01/37	295,362
1,008,792		FGLMC	6.000	03/01/37	1,115,387
232,577		FGLMC	6.500	03/01/37	261,971
1,357,649		FGLMC	5.500	04/01/37	1,477,710
1,137,341	i	FGLMC	5.642	04/01/37	1,230,647
180,829		FGLMC	5.000	05/01/37	194,937
99,539		FGLMC	5.000	06/01/37	107,304
716,681		FGLMC	5.500	06/01/37	780,059
695,627	i	FGLMC	5.608	06/01/37	750,197
2,724,557		FGLMC	6.000	07/01/37	3,008,191
542,405		FGLMC	6.000	08/01/37	602,769
213,223		FGLMC	6.000	09/01/37	236,953
2,672,789		FGLMC	5.500	10/01/37	2,927,108
118,193		FGLMC	6.000	11/01/37	130,497
816,070		FGLMC	6.500	11/01/37	915,636
375,392		FGLMC	6.000	01/01/38	414,472

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$144,028		FGLMC	6.000%	02/01/38	$159,022
1,612,478		FGLMC	6.000	02/01/38	1,780,342
1,270,166		FGLMC	5.000	03/01/38	1,369,258
1,520,336		FGLMC	5.000	04/01/38	1,664,601
120,970		FGLMC	5.000	04/01/38	133,394
2,895,527		FGLMC	5.500	04/01/38	3,159,730
653,387		FGLMC	5.500	05/01/38	710,963
225,563	i	FGLMC	4.812	06/01/38	240,404
71,129		FGLMC	5.500	06/01/38	77,397
226,353		FGLMC	6.000	07/01/38	249,917
230,472		FGLMC	5.500	08/01/38	251,502
846,350		FGLMC	5.500	08/01/38	922,517
291,775		FGLMC	5.000	09/01/38	314,493
990,367		FGLMC	5.500	09/01/38	1,082,590
3,997,659		FGLMC	5.500	09/01/38	4,349,933
46,747		FGLMC	5.500	10/01/38	50,867
1,541,405		FGLMC	6.000	11/01/38	1,701,870
84,591		FGLMC	4.500	02/01/39	89,761
3,961,176		FGLMC	5.000	02/01/39	4,269,590
281,084		FGLMC	5.500	02/01/39	305,853
58,851		FGLMC	4.500	03/01/39	62,439
975,304		FGLMC	5.000	03/01/39	1,067,851
236,411		FGLMC	6.000	03/01/39	261,022
153,424		FGLMC	4.500	04/01/39	166,420
7,817,103		FGLMC	4.500	04/01/39	8,359,572
2,946,165		FGLMC	4.000	05/01/39	3,083,465
6,121,261		FGLMC	4.500	05/01/39	6,494,398
59,020		FGLMC	4.500	05/01/39	62,618
672,318		FGLMC	4.500	05/01/39	722,546
1,463,594		FGLMC	4.500	05/01/39	1,552,811
1,063,390		FGLMC	5.000	05/01/39	1,147,016
2,432,567		FGLMC	4.000	06/01/39	2,545,931
598,196		FGLMC	4.500	06/01/39	634,660
239,122		FGLMC	5.000	06/01/39	261,812
127,978		FGLMC	5.500	06/01/39	139,256
3,295,227		FGLMC	4.000	07/01/39	3,448,794
198,028		FGLMC	4.500	07/01/39	210,100
98,259		FGLMC	4.500	07/01/39	104,249
1,334,332		FGLMC	4.500	07/01/39	1,415,670
715,956		FGLMC	5.000	07/01/39	771,140
2,099,295		FGLMC	5.500	07/01/39	2,284,941
95,965		FGLMC	4.500	08/01/39	101,815
269,842		FGLMC	5.000	08/01/39	290,641
818,485		FGLMC	4.000	09/01/39	856,245
1,662,060		FGLMC	5.000	09/01/39	1,819,774
42,710		FGLMC	5.500	09/01/39	46,514
5,266,717		FGLMC	6.500	09/01/39	5,909,288
846,327		FGLMC	4.500	10/01/39	897,917
197,896		FGLMC	4.500	10/01/39	214,659
258,350		FGLMC	4.500	10/01/39	280,234
148,184		FGLMC	4.000	11/01/39	155,090
682,551		FGLMC	4.500	11/01/39	724,158

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$82,410		FGLMC	5.000%	11/01/39	$88,762
204,218		FGLMC	5.000	11/01/39	219,959
484,283		FGLMC	4.500	12/01/39	513,803
1,965,102		FGLMC	4.500	12/01/39	2,111,910
602,437		FGLMC	4.500	12/01/39	647,444
1,187,187		FGLMC	4.500	12/01/39	1,259,555
1,611,299		FGLMC	5.500	12/01/39	1,753,790
1,368,459		FGLMC	4.500	01/01/40	1,451,878
74,786		FGLMC	5.000	01/01/40	81,882
283,415		FGLMC	5.500	01/01/40	308,389
672,156		FGLMC	5.500	03/01/40	731,596
923,631		FGLMC	4.500	04/01/40	979,934
147,455		FGLMC	4.500	04/01/40	158,471
510,796		FGLMC	5.000	04/01/40	550,246
1,262,711		FGLMC	5.000	04/01/40	1,372,963
11,418,594	h	FGLMC	4.500	05/01/40	12,114,645
30,435		FGLMC	4.500	06/01/40	32,290
834,454	i	FGLMC	3.353	07/01/40	875,098
142,828		FGLMC	4.500	08/01/40	151,535
2,410,078		FGLMC	5.000	08/01/40	2,631,977
241,464		FGLMC	5.000	08/01/40	260,113
1,259,327		FGLMC	5.000	08/01/40	1,356,590
1,859,309		FGLMC	4.000	09/01/40	1,946,829
6,493,953		FGLMC	4.000	12/01/40	6,832,103
560,750		FGLMC	3.500	01/01/41	575,127
1,726,134		FGLMC	3.500	01/01/41	1,770,392
1,423,928		FGLMC	4.000	01/01/41	1,490,955
1,186,439		FGLMC	3.500	02/01/41	1,216,859
5,886,004		FGLMC	4.000	02/01/41	6,163,068
1,919,350		FGLMC	4.000	02/01/41	2,010,897
2,078,888		FGLMC	4.500	04/01/41	2,205,613
487,886		FGLMC	5.000	04/01/41	526,559
213,887	i	FGLMC	2.554	05/01/41	222,055
3,018,644		FGLMC	4.500	06/01/41	3,202,653
891,908	i	FGLMC	2.902	09/01/41	927,448
231,484	i	FGLMC	3.062	10/01/41	241,876
4,289,894		FGLMC	3.500	10/01/41	4,399,887
4,599,988		FGLMC	5.000	10/01/41	5,002,819
2,164,461		FGLMC	4.500	05/01/41	2,296,401
2,690		Federal National Mortgage Association (FNMA)	5.000	06/01/13	2,806
547,885		FNMA	4.440	07/01/13	561,903
1,366		FNMA	6.000	09/01/13	1,383
599,721		FNMA	4.754	10/01/13	601,354
1,113		FNMA	6.500	12/01/13	1,157
475,435		FNMA	4.777	02/01/14	496,838
690,141		FNMA	4.640	11/01/14	737,105
353,887		FNMA	4.869	03/01/16	361,298
82,231		FNMA	6.000	04/01/16	84,923
75,164		FNMA	5.500	09/01/16	81,963
6,228		FNMA	6.500	10/01/16	6,863
49,004		FNMA	6.500	11/01/16	54,007
34,152		FNMA	6.500	04/01/17	37,756

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$30,030	FNMA	6.000%	05/01/17	$32,521
165,135	FNMA	5.000	09/01/17	179,246
28,499	FNMA	6.000	11/01/17	30,827
313,566	FNMA	5.000	12/01/17	340,361
22,981	FNMA	5.000	12/01/17	24,945
2,034,364	FNMA	5.000	12/01/17	2,208,201
2,658,181	FNMA	5.000	01/01/18	2,885,322
2,517,618	FNMA	4.500	02/01/18	2,707,179
333,835	FNMA	4.500	04/01/18	358,971
67,600	FNMA	5.000	04/01/18	73,376
496,153	FNMA	5.500	04/01/18	542,268
43,852	FNMA	5.500	04/01/18	48,216
26,299	FNMA	5.500	05/01/18	28,915
729,303	FNMA	4.500	06/01/18	784,215
96,512	FNMA	4.000	08/01/18	103,010
1,092,329	FNMA	4.000	08/01/18	1,165,870
284,222	FNMA	4.500	09/01/18	305,622
192,896	FNMA	4.500	10/01/18	207,420
486,699	FNMA	5.000	11/01/18	528,287
11,126	FNMA	5.000	01/01/19	12,076
26,676	FNMA	6.000	01/01/19	29,401
60,102	FNMA	4.500	05/01/19	64,590
157,042	FNMA	4.500	06/01/19	168,768
25,916	FNMA	4.500	06/01/19	27,851
178,270	FNMA	5.000	07/01/19	193,504
700,942	FNMA	5.000	10/01/19	760,947
109,824	FNMA	4.500	11/01/19	118,025
92,270	FNMA	4.500	12/01/19	99,160
110,464	FNMA	5.000	03/01/20	119,903
33,473	FNMA	5.000	04/01/20	36,364
74,595	FNMA	4.500	06/01/20	80,200
52,168	FNMA	4.500	09/01/20	56,063
53,969	FNMA	4.500	10/01/20	57,965
76,471	FNMA	4.500	11/01/20	82,181
205,273	FNMA	5.000	12/01/20	223,006
485,529	FNMA	5.500	01/01/21	529,443
173,829	FNMA	5.000	03/01/21	188,683
1,201,235	FNMA	6.000	04/01/21	1,300,423
135,902	FNMA	5.500	08/01/21	148,194
36,914	FNMA	6.000	08/01/21	40,022
24,388	FNMA	5.000	10/01/21	26,495
60,673	FNMA	5.000	11/01/21	65,857
29,923	FNMA	5.500	11/01/21	32,629
82,967	FNMA	5.500	10/01/22	90,427
28,925	FNMA	6.000	10/01/22	31,342
24,299	FNMA	5.000	03/01/23	26,315
96,227	FNMA	4.500	04/01/23	103,112
704,412	FNMA	4.500	06/01/23	754,808
59,531	FNMA	5.000	06/01/23	64,395
53,168	FNMA	5.500	06/01/23	58,495
619,547	FNMA	5.000	07/01/23	670,164
329,244	FNMA	5.000	07/01/23	356,144

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$65,455		FNMA	5.500%	08/01/23	$71,340
99,450		FNMA	5.000	11/01/23	109,031
33,843		FNMA	5.500	11/01/23	36,968
1,402,603		FNMA	5.500	01/01/24	1,529,461
84,767		FNMA	5.500	02/01/24	93,261
649,072		FNMA	4.000	03/01/24	688,106
43,760		FNMA	4.500	04/01/24	46,863
2,559,796		FNMA	4.000	05/01/24	2,713,735
1,066,769		FNMA	4.000	05/01/24	1,130,921
55,343		FNMA	4.000	06/01/24	58,671
57,234		FNMA	4.500	07/01/24	62,438
47,916		FNMA	5.500	07/01/24	52,687
713		FNMA	8.000	07/01/24	844
290,100		FNMA	4.500	08/01/24	310,674
234,036		FNMA	4.000	09/01/24	248,111
1,094,706		FNMA	4.000	09/01/24	1,160,539
154,794		FNMA	4.500	09/01/24	165,772
129,090		FNMA	5.000	01/01/25	141,525
289,790		FNMA	4.500	02/01/25	310,341
1,846,124		FNMA	4.500	03/01/25	1,977,048
41,583		FNMA	4.500	03/01/25	44,532
586,130		FNMA	5.000	03/01/25	642,595
1,687,478		FNMA	4.500	04/01/25	1,807,151
491,092		FNMA	4.500	04/01/25	525,920
2,078,302		FNMA	4.000	06/01/25	2,203,285
1,780,869		FNMA	4.500	06/01/25	1,907,165
754,627		FNMA	4.000	08/01/25	800,009
257,820		FNMA	5.500	08/01/25	283,331
3,028,112		FNMA	3.500	09/01/25	3,178,973
3,531,038		FNMA	4.000	09/01/25	3,743,385
4,303,717		FNMA	3.500	10/01/25	4,518,129
1,283,004		FNMA	5.000	10/01/25	1,403,395
2,210,007		FNMA	4.000	11/01/25	2,342,910
3,051,171		FNMA	3.500	12/01/25	3,203,180
780,984		FNMA	4.000	03/01/26	829,659
2,017,997		FNMA	4.000	06/01/26	2,143,768
1,579,910		FNMA	3.500	08/01/26	1,658,621
1,378,764		FNMA	3.500	09/01/26	1,447,454
844,705		FNMA	4.000	09/01/26	897,351
2,211,041		FNMA	3.500	10/01/26	2,321,196
50,440		FNMA	6.000	10/01/26	55,688
2,430,809		FNMA	3.000	11/01/26	2,521,101
5,700,000	h	FNMA	3.000	04/01/27	5,912,616
483,780		FNMA	6.000	08/01/27	533,959
193,014		FNMA	5.500	09/01/27	210,785
24,509		FNMA	5.500	01/01/28	26,766
21,003		FNMA	5.000	02/01/28	22,855
118,168		FNMA	5.500	06/01/28	128,937
20,371		FNMA	5.500	11/01/28	22,227
63		FNMA	7.500	01/01/29	74
164,901		FNMA	4.000	03/01/29	174,990
756,831		FNMA	4.500	04/01/29	806,277

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,123	FNMA	6.500%	04/01/29	$1,285
403,043	FNMA	4.000	05/01/29	427,701
274,329	FNMA	4.500	06/01/29	292,252
64,261	FNMA	4.000	07/01/29	68,193
350	FNMA	7.500	07/01/29	351
3,736	FNMA	7.500	07/01/29	3,901
1,220,421	FNMA	4.500	08/01/29	1,300,154
184,718	FNMA	4.500	09/01/29	196,786
85,563	FNMA	4.500	11/01/29	91,100
57,419	FNMA	4.500	01/01/30	61,134
181,730	FNMA	4.000	03/01/30	192,849
68,732	FNMA	4.500	05/01/30	73,180
89,574	FNMA	4.500	06/01/30	95,370
793,112	FNMA	4.500	08/01/30	844,433
182,284	FNMA	4.000	09/01/30	193,436
957,755	FNMA	4.000	10/01/30	1,016,350
1,223,249	FNMA	4.000	11/01/30	1,298,087
302,440	FNMA	4.500	12/01/30	322,010
358,297	FNMA	3.500	02/01/31	374,202
446,296	FNMA	4.000	02/01/31	473,600
298	FNMA	7.500	02/01/31	318
2,893	FNMA	7.500	03/01/31	3,460
924,310	FNMA	3.500	04/01/31	965,340
125,911	FNMA	4.000	04/01/31	133,614
17,104	FNMA	6.000	05/01/31	19,108
2,057	FNMA	7.500	05/01/31	2,463
675,670	FNMA	4.500	07/01/31	719,391
304,515	FNMA	4.000	09/01/31	323,145
2,042	FNMA	6.500	09/01/31	2,325
139,636	FNMA	6.000	11/01/31	155,996
16,463	FNMA	6.500	11/01/31	18,751
1,483,405	FNMA	3.500	01/01/32	1,549,253
41,502	FNMA	6.000	01/01/32	46,364
57,142	FNMA	6.000	01/01/32	63,837
38,426	FNMA	6.000	02/01/32	42,928
107,769	FNMA	6.500	04/01/32	123,888
280,617	FNMA	6.500	07/01/32	319,615
27,255	FNMA	6.500	08/01/32	31,042
372,344	FNMA	6.000	09/01/32	415,969
35,936	FNMA	7.500	09/01/32	43,025
347,081	FNMA	5.500	10/01/32	381,424
93,698	FNMA	6.000	10/01/32	104,676
85,545	FNMA	6.000	11/01/32	95,568
22,727	FNMA	5.500	12/01/32	24,975
148,741	FNMA	5.500	12/01/32	163,458
154,014	FNMA	6.000	12/01/32	172,059
823,611	FNMA	5.500	01/01/33	905,104
1,972,568	FNMA	6.000	01/01/33	2,183,346
926,718	FNMA	5.000	02/01/33	1,003,396
47,074	FNMA	5.000	02/01/33	50,969
36,606	FNMA	6.000	04/01/33	40,895
6,492,336	FNMA	5.500	05/01/33	7,134,729

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$353,292	FNMA	5.000%	06/01/33	$383,390
723,442	FNMA	5.500	06/01/33	795,024
102,849	FNMA	4.500	07/01/33	109,632
393,131	FNMA	5.000	07/01/33	425,659
321,658	FNMA	4.500	08/01/33	342,874
534,638	FNMA	4.500	08/01/33	569,901
180,352	FNMA	5.000	08/01/33	195,274
486,549	FNMA	5.500	09/01/33	535,755
196,697	FNMA	5.500	09/01/33	216,590
91,561	FNMA	6.000	09/01/33	102,289
1,032,087	FNMA	4.500	10/01/33	1,100,161
140,901	FNMA	5.000	10/01/33	152,559
191,362	FNMA	5.000	10/01/33	207,196
1,165,468	FNMA	5.500	10/01/33	1,289,892
2,385,261	FNMA	5.500	10/01/33	2,660,780
84,548	FNMA	4.500	11/01/33	90,125
4,371,424	FNMA	5.000	11/01/33	4,733,124
162,703	FNMA	5.000	11/01/33	176,166
1,619,768	FNMA	5.000	12/01/33	1,753,791
1,445,899	FNMA	5.500	12/01/33	1,600,261
544,875	FNMA	5.000	02/01/34	589,959
1,890,282	FNMA	6.000	02/01/34	2,111,752
136,962	FNMA	5.000	03/01/34	148,294
3,348,985	FNMA	5.000	03/01/34	3,626,087
59,733	FNMA	5.000	03/01/34	64,676
80,818	FNMA	5.000	03/01/34	87,505
51,501	FNMA	5.000	03/01/34	55,762
169,188	FNMA	5.000	03/01/34	183,187
482,422	FNMA	5.000	04/01/34	522,113
521,104	FNMA	5.500	04/01/34	572,666
44,915	FNMA	4.500	05/01/34	47,878
218,110	FNMA	4.500	05/01/34	232,325
112,096	FNMA	5.500	07/01/34	122,995
163,757	FNMA	5.500	07/01/34	179,679
112,051	FNMA	7.000	07/01/34	129,909
1,472,238	FNMA	5.000	08/01/34	1,596,283
180,447	FNMA	5.000	08/01/34	195,668
670,974	FNMA	6.000	08/01/34	749,587
126,808	FNMA	6.000	08/01/34	141,666
83,766	FNMA	4.500	09/01/34	89,225
2,880,327	FNMA	5.500	09/01/34	3,160,375
24,311	FNMA	5.500	11/01/34	26,675
180,231	FNMA	6.000	11/01/34	200,474
44,673	FNMA	5.000	12/01/34	48,369
29,249	FNMA	5.500	12/01/34	32,093
63,859	FNMA	6.000	12/01/34	71,316
3,819,480	FNMA	4.500	01/01/35	4,071,404
379,082	FNMA	5.500	01/01/35	416,591
8,930,941	FNMA	5.500	02/01/35	9,814,626
372,034	FNMA	5.500	02/01/35	408,206
2,274,133	FNMA	5.500	04/01/35	2,516,917
340,277	FNMA	6.000	04/01/35	378,497

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$287,344		FNMA	6.000%	04/01/35	$321,010
487,494		FNMA	5.500	05/01/35	539,539
460,759		FNMA	6.000	05/01/35	511,719
159,268		FNMA	5.000	06/01/35	172,372
8,237		FNMA	7.500	06/01/35	9,134
14,917	i	FNMA	4.634	07/01/35	15,987
363,642		FNMA	5.000	07/01/35	399,242
965,916		FNMA	4.500	08/01/35	1,028,569
669,296		FNMA	5.000	08/01/35	723,733
1,540,917		FNMA	5.000	08/01/35	1,666,249
44,991		FNMA	4.500	09/01/35	47,958
48,706		FNMA	4.500	09/01/35	51,866
93,281		FNMA	5.500	09/01/35	102,510
1,269,665		FNMA	5.000	10/01/35	1,372,935
1,455,818		FNMA	5.500	10/01/35	1,611,239
101,269		FNMA	5.000	11/01/35	108,968
1,969,390		FNMA	5.500	11/01/35	2,155,638
32,737		FNMA	4.500	12/01/35	34,860
186,658		FNMA	5.500	12/01/35	204,369
839,659		FNMA	6.000	12/01/35	929,639
449,322	i	FNMA	2.700	02/01/36	480,480
50,198		FNMA	5.000	02/01/36	53,748
3,920,659		FNMA	5.000	02/01/36	4,239,548
80,944		FNMA	5.000	02/01/36	86,668
345,557		FNMA	6.500	02/01/36	390,016
2,522,390		FNMA	6.000	03/01/36	2,786,390
48,601		FNMA	5.000	05/01/36	52,539
2,472,092		FNMA	6.000	06/01/36	2,743,960
206,598	i	FNMA	2.385	07/01/36	218,406
185,788		FNMA	6.000	07/01/36	205,872
1,560,452		FNMA	6.500	07/01/36	1,752,929
3,250,102		FNMA	5.500	08/01/36	3,549,344
956,688		FNMA	6.500	08/01/36	1,089,641
99,244		FNMA	5.500	09/01/36	108,893
218,651		FNMA	6.500	09/01/36	246,646
109,761		FNMA	6.500	09/01/36	123,299
330,245		FNMA	6.000	10/01/36	364,809
129,667		FNMA	6.500	11/01/36	145,661
57,391	i	FNMA	5.675	12/01/36	61,327
1,007,949		FNMA	6.000	12/01/36	1,113,443
88,727	i	FNMA	2.789	01/01/37	95,125
417,283		FNMA	5.500	01/01/37	455,703
13,945	i	FNMA	2.250	02/01/37	14,831
74,322		FNMA	6.000	02/01/37	82,100
62,747		FNMA	7.000	02/01/37	71,923
19,806	i	FNMA	4.018	03/01/37	21,026
16,764		FNMA	5.000	03/01/37	18,122
756,261		FNMA	6.500	03/01/37	853,088
282,614		FNMA	6.500	03/01/37	317,474
22,940	i	FNMA	5.543	04/01/37	24,749
409,236		FNMA	7.000	04/01/37	469,089
1,224,720		FNMA	5.000	05/01/37	1,323,951

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$37,061		FNMA	7.000%	05/01/37	$42,481
151,073	i	FNMA	5.274	06/01/37	162,778
308,359		FNMA	5.500	06/01/37	336,269
181,930		FNMA	5.500	08/01/37	199,618
110,057		FNMA	6.000	08/01/37	121,645
585,383		FNMA	6.500	08/01/37	660,332
162,507		FNMA	6.500	08/01/37	183,416
242,511		FNMA	5.500	09/01/37	268,401
750,377		FNMA	6.000	09/01/37	841,810
348,387		FNMA	6.000	09/01/37	390,838
392,323		FNMA	6.000	09/01/37	432,649
299,924		FNMA	6.000	09/01/37	336,470
557,533		FNMA	6.000	09/01/37	625,468
98,694		FNMA	6.500	09/01/37	110,898
502,087		FNMA	6.500	09/01/37	566,372
812,710	i	FNMA	5.904	10/01/37	870,153
188,461		FNMA	6.500	10/01/37	211,707
1,898,306		FNMA	5.500	11/01/37	2,070,119
4,209,677		FNMA	6.000	11/01/37	4,642,378
148,639		FNMA	7.000	11/01/37	170,378
68,974		FNMA	6.500	01/01/38	77,482
24,278		FNMA	6.500	01/01/38	27,273
1,333,789		FNMA	5.500	02/01/38	1,454,509
38,547		FNMA	6.500	02/01/38	43,714
149,485		FNMA	7.000	02/01/38	171,348
95,117		FNMA	5.000	03/01/38	102,824
144,220		FNMA	5.000	03/01/38	155,905
138,338	i	FNMA	5.036	03/01/38	147,761
196,138		FNMA	5.500	03/01/38	213,890
41,388		FNMA	6.000	03/01/38	46,225
158,892		FNMA	6.500	03/01/38	178,144
1,217,240		FNMA	6.500	03/01/38	1,364,720
303,886		FNMA	6.500	03/01/38	340,705
102,298		FNMA	6.500	03/01/38	114,692
123,135		FNMA	5.000	04/01/38	133,112
4,455,604		FNMA	5.500	04/01/38	4,858,876
2,634,718		FNMA	6.000	04/01/38	2,905,533
110,150		FNMA	4.500	05/01/38	117,192
7,490,298		FNMA	5.000	05/01/38	8,106,549
2,532,795		FNMA	5.000	05/01/38	2,738,010
2,715,895		FNMA	6.000	07/01/38	2,995,054
40,044	i	FNMA	4.783	08/01/38	42,711
21,692	i	FNMA	5.287	08/01/38	23,343
240,263	i	FNMA	4.917	10/01/38	257,387
36,840		FNMA	6.000	10/01/38	40,626
321,628		FNMA	5.500	11/01/38	350,738
61,313		FNMA	5.000	12/01/38	66,281
1,509,483		FNMA	4.500	01/01/39	1,605,979
482,317		FNMA	5.000	01/01/39	521,395
2,263,133		FNMA	5.000	01/01/39	2,446,499
995,622		FNMA	5.500	01/01/39	1,085,735
5,011,643		FNMA	5.500	01/01/39	5,465,241

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$333,686		FNMA	6.000%	01/01/39	$367,985
643,249		FNMA	6.000	01/01/39	709,367
1,719,124		FNMA	4.500	02/01/39	1,829,021
3,675,723		FNMA	4.500	02/01/39	3,910,699
2,082,774		FNMA	4.500	02/01/39	2,215,918
72,231		FNMA	5.500	02/01/39	78,769
2,964,298		FNMA	4.000	04/01/39	3,109,987
71,474		FNMA	5.500	04/01/39	78,278
1,877,500		FNMA	4.500	05/01/39	1,997,522
246,881		FNMA	4.500	06/01/39	262,663
108,050	i	FNMA	3.973	07/01/39	114,457
345,919		FNMA	4.500	07/01/39	368,032
797,142		FNMA	4.500	07/01/39	848,101
71,528		FNMA	5.000	07/01/39	78,001
142,566	i	FNMA	3.566	08/01/39	150,722
551,612	i	FNMA	3.716	08/01/39	582,033
1,187,915		FNMA	4.000	08/01/39	1,246,299
8,567,372		FNMA	4.000	08/01/39	8,988,443
79,055		FNMA	4.500	08/01/39	85,961
4,232,032		FNMA	4.500	08/01/39	4,559,438
2,328,529		FNMA	4.500	08/01/39	2,477,384
7,740,059		FNMA	5.000	08/01/39	8,364,764
71,483		FNMA	5.000	08/01/39	77,252
2,789,323		FNMA	4.000	09/01/39	2,926,414
176,769		FNMA	5.000	09/01/39	191,036
875,610		FNMA	5.500	09/01/39	964,164
120,444		FNMA	5.000	11/01/39	132,236
14,061,967		FNMA	4.500	12/01/39	14,960,899
1,126,557		FNMA	4.500	12/01/39	1,198,574
293,060		FNMA	4.500	12/01/39	316,099
163,361	i	FNMA	3.695	01/01/40	172,148
191,952		FNMA	4.500	01/01/40	204,223
255,280		FNMA	5.000	01/01/40	278,381
3,441,262		FNMA	6.000	02/01/40	3,797,327
2,749,868		FNMA	4.500	03/01/40	2,925,658
1,023,991		FNMA	4.500	03/01/40	1,090,731
114,242		FNMA	5.000	03/01/40	123,462
111,171		FNMA	4.500	04/01/40	118,417
3,995,287		FNMA	5.000	04/01/40	4,317,749
4,344,017		FNMA	5.000	04/01/40	4,694,626
719,857	i	FNMA	3.509	05/01/40	759,456
807,609	i	FNMA	3.599	05/01/40	850,180
1,343,913	i	FNMA	3.709	05/01/40	1,414,131
84,727		FNMA	4.500	05/01/40	91,282
332,952		FNMA	4.500	07/01/40	354,652
396,199		FNMA	4.500	07/01/40	422,022
310,376		FNMA	5.000	07/01/40	335,426
236,071	i	FNMA	3.507	08/01/40	247,397
2,966,925		FNMA	4.500	08/01/40	3,157,315
2,948,973		FNMA	5.000	08/01/40	3,186,987
5,127,611		FNMA	4.500	09/01/40	5,461,811
2,411,162		FNMA	4.500	09/01/40	2,568,313

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$843,485		FNMA	3.500%	10/01/40	$867,089
3,930,447		FNMA	4.000	10/01/40	4,123,621
5,937,702		FNMA	4.500	10/01/40	6,324,700
4,964,107		FNMA	3.500	11/01/40	5,103,022
4,148,960		FNMA	4.000	11/01/40	4,352,874
5,674,931		FNMA	4.000	11/01/40	5,953,843
7,422,536		FNMA	4.000	11/01/40	7,787,340
631,320		FNMA	4.500	11/01/40	677,788
1,231,546	i	FNMA	3.272	12/01/40	1,289,733
1,616,612		FNMA	4.000	12/01/40	1,696,065
8,693,374		FNMA	4.500	12/01/40	9,259,977
184,376		FNMA	3.500	01/01/41	189,535
559,551	i	FNMA	3.155	02/01/41	584,397
1,138,298		FNMA	3.500	02/01/41	1,170,152
5,068,260		FNMA	4.000	03/01/41	5,317,355
4,124,426		FNMA	4.500	04/01/41	4,393,242
1,391,071		FNMA	4.500	05/01/41	1,484,344
4,874,721		FNMA	4.500	06/01/41	5,201,578
1,487,790	i	FNMA	3.236	07/01/41	1,559,261
11,826,907		FNMA	4.000	09/01/41	12,413,722
6,562,627		FNMA	4.500	09/01/41	7,002,661
2,831,011	i	FNMA	2.929	10/01/41	2,949,092
567,138	i	FNMA	3.158	10/01/41	593,621
2,673,037		FNMA	3.500	11/01/41	2,747,839
6,500,000	h	FNMA	3.500	03/01/42	6,681,895
24,915		Government National Mortgage Association (GNMA)	5.000	02/15/18	26,886
81,611		GNMA	4.500	02/15/19	88,827
38,719		GNMA	4.500	01/20/24	41,973
205,191		GNMA	4.000	04/15/24	221,314
26,539		GNMA	4.500	07/15/24	28,790
648,584		GNMA	4.000	08/15/24	699,546
182,137		GNMA	4.500	08/15/24	197,587
550,718		GNMA	4.000	09/15/24	593,990
71,465		GNMA	4.500	01/15/25	77,505
582,279		GNMA	4.000	08/15/25	628,031
318,285		GNMA	3.500	03/15/26	341,005
473,031		GNMA	4.000	04/15/26	510,199
401,051		GNMA	4.000	06/20/26	432,438
545,898		GNMA	3.500	11/20/26	585,548
1,970,061		GNMA	3.000	12/15/26	2,086,333
2,092		GNMA	6.500	09/15/28	2,445
11,169		GNMA	6.500	09/15/28	13,032
6,563		GNMA	6.500	11/15/28	7,662
1,382		GNMA	7.500	11/15/28	1,599
9,733		GNMA	8.500	10/15/30	10,625
7,540		GNMA	8.500	10/20/30	9,250
1,137		GNMA	8.500	12/15/30	1,383
1,405		GNMA	7.000	06/20/31	1,669
1,093		GNMA	6.500	07/15/31	1,271
7,441		GNMA	7.000	07/15/31	8,848
3,958		GNMA	7.000	07/15/31	4,707
5,231		GNMA	7.500	02/15/32	5,403

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$639,791	GNMA	6.000%	10/15/32	$726,911
102,621	GNMA	5.500	12/20/32	114,873
215,571	GNMA	5.500	05/15/33	242,589
40,110	GNMA	5.000	07/15/33	44,423
177,013	GNMA	5.500	07/15/33	198,978
34,874	GNMA	5.000	07/20/33	38,678
77,789	GNMA	5.000	08/15/33	86,979
227,302	GNMA	5.000	08/15/33	252,665
462,844	GNMA	5.500	09/15/33	522,300
429,679	GNMA	6.000	11/20/33	485,927
190,287	GNMA	5.500	05/20/34	212,947
292,986	GNMA	6.000	09/20/34	330,812
28,933	GNMA	5.000	10/20/34	32,026
810,571	GNMA	5.500	11/15/34	909,629
229,859	GNMA	6.500	01/15/35	265,595
149,263	GNMA	5.500	02/20/35	166,851
3,216,993	GNMA	5.000	03/20/35	3,560,874
996,320	GNMA	5.000	04/15/35	1,103,445
1,070,156	GNMA	5.500	05/20/35	1,192,911
45,982	GNMA	5.000	09/20/35	50,839
50,502	GNMA	5.000	11/15/35	55,900
36,666	GNMA	5.000	11/15/35	40,585
352,671	GNMA	5.500	02/20/36	393,125
39,023	GNMA	5.500	03/15/36	43,865
131,880	GNMA	5.500	05/20/36	146,760
33,051	GNMA	6.500	06/15/36	37,977
54,655	GNMA	5.000	09/15/36	60,491
69,052	GNMA	6.000	09/15/36	77,958
113,315	GNMA	6.000	10/20/36	127,936
57,682	GNMA	5.000	12/15/36	63,699
66,853	GNMA	5.500	01/15/37	74,803
63,171	GNMA	6.000	01/20/37	71,322
2,133,245	GNMA	5.500	02/15/37	2,386,944
206,384	GNMA	6.000	02/20/37	233,014
1,520,854	GNMA	6.000	04/15/37	1,717,333
33,857	GNMA	6.500	04/15/37	38,903
831,875	GNMA	6.000	04/20/37	937,914
111,408	GNMA	6.000	06/15/37	125,777
130,131	GNMA	6.000	08/20/37	146,718
93,969	GNMA	6.500	08/20/37	107,767
476,755	GNMA	6.500	11/20/37	546,764
502,805	GNMA	6.000	12/15/37	567,657
39,965	GNMA	5.000	02/20/38	44,063
1,275,934	GNMA	5.000	04/15/38	1,410,731
44,071	GNMA	5.500	05/20/38	49,030
126,083	GNMA	5.500	06/15/38	141,728
369,545	GNMA	6.000	06/20/38	416,073
1,126,684	GNMA	5.500	07/15/38	1,260,501
677,468	GNMA	5.500	07/20/38	753,697
105,320	GNMA	5.500	08/15/38	117,829
549,575	GNMA	6.000	08/15/38	620,460
1,328,931	GNMA	6.000	08/15/38	1,500,339

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$335,042		GNMA	6.000%	08/20/38	$377,227
253,642		GNMA	5.000	10/15/38	280,438
46,773		GNMA	5.500	10/15/38	52,781
90,343		GNMA	6.500	10/20/38	103,383
49,225		GNMA	6.500	10/20/38	56,392
26,842		GNMA	5.500	11/15/38	30,039
184,735		GNMA	6.500	11/20/38	211,631
1,998,866		GNMA	6.000	12/15/38	2,256,683
23,726		GNMA	6.500	12/15/38	27,225
115,760		GNMA	5.000	01/15/39	127,989
491,422		GNMA	6.500	01/20/39	562,356
270,814		GNMA	5.000	02/15/39	299,424
101,125		GNMA	6.000	02/15/39	114,168
2,096,531		GNMA	4.500	03/15/39	2,287,448
360,402		GNMA	4.500	03/15/39	393,221
71,547		GNMA	4.500	03/20/39	77,872
66,872	i	GNMA	5.000	03/20/39	71,155
952,836		GNMA	5.500	03/20/39	1,060,049
158,116		GNMA	4.500	04/15/39	172,515
1,576,470		GNMA	5.500	04/15/39	1,772,083
44,936		GNMA	5.000	04/20/39	49,542
204,664		GNMA	4.000	05/15/39	220,092
4,570,932		GNMA	4.500	05/15/39	4,987,178
173,623		GNMA	4.000	05/20/39	186,517
561,902		GNMA	4.500	05/20/39	611,578
60,839		GNMA	4.500	06/15/39	66,380
8,484,476		GNMA	4.500	06/15/39	9,257,103
4,469,462		GNMA	5.000	06/15/39	4,970,970
210,243		GNMA	5.000	06/15/39	232,454
105,515		GNMA	5.000	06/15/39	116,663
97,947		GNMA	5.000	06/15/39	108,295
5,530,293		GNMA	5.000	06/15/39	6,150,834
86,000		GNMA	4.000	06/20/39	92,387
65,394		GNMA	5.000	06/20/39	72,098
232,680		GNMA	4.500	07/15/39	253,869
132,261		GNMA	4.500	07/15/39	144,305
88,187		GNMA	5.000	07/15/39	97,503
981,237		GNMA	4.500	07/20/39	1,067,986
916,568		GNMA	5.000	07/20/39	1,010,535
82,888		GNMA	5.500	07/20/39	92,214
370,051		GNMA	4.000	08/15/39	397,947
1,642,104		GNMA	5.000	08/15/39	1,815,585
107,059		GNMA	5.500	08/15/39	119,875
224,597		GNMA	6.000	08/15/39	253,566
224,070		GNMA	4.000	08/20/39	240,711
269,882		GNMA	5.000	08/20/39	297,551
161,633		GNMA	5.000	09/15/39	178,709
363,088		GNMA	5.000	09/20/39	400,311
105,503		GNMA	4.500	10/15/39	115,111
54,634		GNMA	5.000	10/15/39	60,405
97,012		GNMA	4.500	10/20/39	105,588
131,512		GNMA	4.500	11/15/39	144,104

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$139,833		GNMA	4.500%	11/20/39	$152,370
174,923		GNMA	5.000	11/20/39	192,911
259,947		GNMA	4.500	12/15/39	283,618
5,505,685		GNMA	4.500	12/15/39	6,007,053
134,836		GNMA	4.500	12/20/39	146,925
5,331,517		GNMA	5.000	12/20/39	5,879,771
4,488,008		GNMA	4.500	01/20/40	4,890,390
67,438		GNMA	5.500	01/20/40	75,026
3,176,899		GNMA	5.500	02/15/40	3,556,453
263,620		GNMA	4.000	03/15/40	283,520
93,001		GNMA	5.000	03/15/40	103,059
83,938		GNMA	4.500	04/15/40	91,608
1,540,925		GNMA	5.000	04/15/40	1,707,568
199,693		GNMA	4.500	04/20/40	217,597
37,662		GNMA	4.500	05/15/40	41,104
960,096		GNMA	5.000	05/15/40	1,063,925
1,838,380	i	GNMA	3.000	05/20/40	1,927,327
42,541		GNMA	4.500	05/20/40	46,355
104,900		GNMA	4.500	06/15/40	114,486
111,304		GNMA	4.500	06/15/40	121,474
14,695,890		GNMA	4.500	06/15/40	16,037,594
970,459		GNMA	5.000	06/20/40	1,070,253
594,184		GNMA	4.500	07/15/40	648,478
2,495,493		GNMA	4.500	07/15/40	2,723,521
6,833,002		GNMA	4.500	07/20/40	7,445,630
217,397		GNMA	5.000	07/20/40	239,752
4,324,105		GNMA	4.000	08/15/40	4,652,659
1,407,550		GNMA	4.000	08/15/40	1,514,535
375,617		GNMA	4.500	08/15/40	411,583
532,603		GNMA	4.500	08/20/40	580,355
404,554		GNMA	4.500	09/20/40	440,825
121,710		GNMA	5.500	09/20/40	135,405
201,176		GNMA	6.500	09/20/40	230,969
106,307		GNMA	4.000	10/15/40	114,586
472,620		GNMA	6.000	10/20/40	533,899
1,192,286		GNMA	4.000	11/15/40	1,282,909
4,541,512		GNMA	4.000	11/20/40	4,885,880
1,177,560		GNMA	3.500	12/15/40	1,229,559
2,091,382		GNMA	5.500	12/20/40	2,326,451
5,845,890		GNMA	4.000	01/20/41	6,289,164
1,177,559		GNMA	4.000	02/15/41	1,266,695
4,105,470		GNMA	4.500	02/20/41	4,479,970
2,387,798		GNMA	4.500	03/15/41	2,605,923
5,530,818		GNMA	4.500	04/20/41	6,035,338
1,200,981		GNMA	5.000	04/20/41	1,325,607
654,088	i	GNMA	4.000	06/20/41	698,494
1,451,284		GNMA	4.000	07/15/41	1,561,139
1,892,469		GNMA	4.000	07/20/41	2,035,968
6,348,845		GNMA	5.000	07/20/41	6,997,778
2,184,923		GNMA	4.500	08/15/41	2,384,572
3,111,560		GNMA	5.000	08/20/41	3,434,447
332,957	i	GNMA	3.000	09/20/41	349,331

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$555,960		GNMA	4.000%	10/15/41	$598,043
813,247	i	GNMA	2.500	10/20/41	845,445
561,616	i	GNMA	3.500	10/20/41	594,756
10,212,681		GNMA	4.000	10/20/41	10,974,308
1,892,273		GNMA	5.500	10/20/41	2,105,191
2,476,073		GNMA	3.500	11/15/41	2,584,639
1,936,617		GNMA	5.000	11/20/41	2,135,765
4,980,642		GNMA	3.500	01/20/42	5,199,022
1,332,702		GNMA	6.500	01/15/44	1,458,112

		TOTAL MORTGAGE BACKED			920,747,168

MUNICIPAL BONDS - 1.0%
300,000		American Municipal Power-Ohio, Inc	7.834	02/15/41	400,119
500,000		American Municipal Power-Ohio, Inc	6.270	02/15/50	551,120
150,000		Colorado Bridge Enterprise	6.078	12/01/40	187,220
200,000		Commonwealth of Massachusetts	4.200	12/01/21	223,704
195,000		Commonwealth of Pennsylvania	5.850	07/15/30	219,422
200,000		County of Clark NV	6.820	07/01/45	263,868
200,000		District of Columbia	5.591	12/01/34	241,766
100,000		East Baton Rouge Sewerage Commission	6.087	02/01/45	108,409
400,000		Government Development Bank for Puerto Rico	3.670	05/01/14	406,880
500,000		Government Development Bank for Puerto Rico	4.375	02/01/19	503,105
100,000		Kentucky Asset Liability Commission	3.165	04/01/18	103,058
30,000		Los Angeles Unified School District	5.750	07/01/34	34,806
100,000		Massachusetts School Building Authority	5.715	08/15/39	124,001
100,000		Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	117,935
300,000		Metropolitan Transportation Authority	6.648	11/15/39	373,179
250,000		Municipal Electric Authority of Georgia	6.637	04/01/57	278,040
972,000		New Jersey Economic Development Authority	7.425	02/15/29	1,221,172
35,000		New Jersey State Turnpike Authority	7.414	01/01/40	49,495
800,000		New Jersey Transportation Trust Fund Authority	5.754	12/15/28	909,640
1,100,000		New York City Municipal Water Finance Authority	5.790	06/15/41	1,204,676
600,000		New York State Dormitory Authority	5.289	03/15/33	684,810
130,000		New York State Dormitory Authority	5.628	03/15/39	155,345
400,000		New York State Urban Development Corp	5.838	03/15/40	484,120
100,000		Ohio State University	4.910	06/01/40	112,447
100,000		Oregon State Department of Transportation	5.834	11/15/34	123,951
200,000		Port Authority of New York & New Jersey	6.040	12/01/29	252,276
100,000		Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	114,049
800,000		Santa Clara Valley Transportation Authority	5.876	04/01/32	966,712
300,000		State of California	5.750	03/01/17	344,616
100,000		State of California	6.200	10/01/19	116,840
100,000		State of California	5.700	11/01/21	112,970
100,000	i	State of California	5.650	04/01/39	104,883
285,000		State of California	7.550	04/01/39	369,782
2,900,000		State of California	7.300	10/01/39	3,631,061
1,330,000		State of California	7.625	03/01/40	1,732,272
300,000		State of Connecticut	5.090	10/01/30	330,021
100,000		State of Illinois	4.511	03/01/15	105,174
400,000		State of Illinois	4.961	03/01/16	426,128
2,200,000		State of Illinois	5.100	06/01/33	2,073,852

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,295,000		State of Illinois	6.725%	04/01/35	$1,430,949
300,000		State of Oregon	5.762	06/01/23	373,236
100,000		State of Texas	4.631	04/01/33	110,428
50,000		State of Texas	5.517	04/01/39	62,067
1,000,000		State of Texas	4.681	04/01/40	1,101,190
100,000		State of Utah	3.539	07/01/25	105,563
200,000		State of Washington	5.090	08/01/33	230,648
200,000		State Public School Building Authority	5.000	09/15/27	221,380
2,000,000		Tennessee Valley Authority	4.500	04/01/18	2,329,870
750,000		Tennessee Valley Authority	3.875	02/15/21	837,331
1,000,000		Tennessee Valley Authority	4.625	09/15/60	1,091,423
200,000		University of California	5.770	05/15/43	234,440
100,000	h	University of Pennsylvania	4.674	09/01/12	98,699
700,000		University of Texas	4.794	08/15/46	796,607
150,000		Virginia Commonwealth Transportation Board	5.350	05/15/35	173,966

		TOTAL MUNICIPAL BONDS			28,960,721

U.S. TREASURY SECURITIES - 35.2%
1,500,000		United States Treasury Bond	6.375	08/15/27	2,163,984
17,060,000		United States Treasury Bond	5.250	02/15/29	22,337,938
28,829,000		United States Treasury Bond	5.375	02/15/31	38,775,005
1,144,000		United States Treasury Bond	4.375	02/15/38	1,373,693
4,733,000		United States Treasury Bond	3.500	02/15/39	4,917,142
241,000		United States Treasury Bond	4.500	08/15/39	295,225
850,000		United States Treasury Bond	4.375	11/15/39	1,021,328
915,000		United States Treasury Bond	4.625	02/15/40	1,142,749
3,380,000		United States Treasury Bond	4.375	05/15/40	4,061,810
12,585,000		United States Treasury Bond	3.875	08/15/40	13,920,193
11,185,000		United States Treasury Bond	4.250	11/15/40	13,172,082
5,075,000		United States Treasury Bond	4.750	02/15/41	6,468,245
26,350,000		United States Treasury Bond	4.375	05/15/41	31,677,654
10,000,000		United States Treasury Bond	3.750	08/15/41	10,810,940
2,300,000		United States Treasury Bond	3.125	11/15/41	2,206,204
5,550,000		United States Treasury Bond	3.125	02/15/42	5,320,197
18,000,000		United States Treasury Note	0.625	02/28/13	18,066,096
10,000,000		United States Treasury Note	0.750	03/31/13	10,051,560
12,000,000		United States Treasury Note	0.625	04/30/13	12,050,160
350,000		United States Treasury Note	1.375	05/15/13	354,361
3,500,000		United States Treasury Note	0.500	05/31/13	3,510,119
5,000,000		United States Treasury Note	0.375	06/30/13	5,006,640
11,155,000		United States Treasury Note	0.750	08/15/13	11,226,024
2,139,000		United States Treasury Note	4.250	08/15/13	2,254,388
66,000,000		United States Treasury Note	0.125	08/31/13	65,850,444
2,045,000		United States Treasury Note	3.125	08/31/13	2,126,561
9,575,000		United States Treasury Note	0.750	09/15/13	9,638,588
6,550,000		United States Treasury Note	0.125	09/30/13	6,533,370
196,000		United States Treasury Note	3.125	09/30/13	204,261
13,700,000		United States Treasury Note	0.250	10/31/13	13,687,149
2,710,000		United States Treasury Note	2.750	10/31/13	2,813,636
1,000,000		United States Treasury Note	0.250	11/30/13	998,945
8,284,000		United States Treasury Note	2.000	11/30/13	8,514,072
683,000		United States Treasury Note	1.500	12/31/13	697,007

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$37,000,000	United States Treasury Note	0.250%	01/31/14	$36,946,535
17,000,000	United States Treasury Note	0.250	02/28/14	16,974,772
36,150,000	United States Treasury Note	1.250	03/15/14	36,782,625
4,693,000	United States Treasury Note	1.875	04/30/14	4,838,192
750,000	United States Treasury Note	4.750	05/15/14	818,906
11,198,000	United States Treasury Note	2.250	05/31/14	11,645,920
6,784,000	United States Treasury Note	2.625	06/30/14	7,121,083
185,000	United States Treasury Note	2.625	07/31/14	194,424
117,000	United States Treasury Note	4.250	08/15/14	127,503
5,583,000	United States Treasury Note	2.375	08/31/14	5,841,649
14,000,000	United States Treasury Note	0.250	09/15/14	13,934,368
4,910,000	United States Treasury Note	2.375	09/30/14	5,143,608
9,860,000	United States Treasury Note	2.375	10/31/14	10,339,906
16,000,000	United States Treasury Note	0.375	11/15/14	15,960,000
1,280,000	United States Treasury Note	2.125	11/30/14	1,335,500
9,000,000	United States Treasury Note	0.250	12/15/14	8,945,856
6,310,000	United States Treasury Note	2.250	01/31/15	6,617,120
15,000,000	United States Treasury Note	0.375	03/15/15	14,942,580
100	United States Treasury Note	2.500	03/31/15	106
7,170,000	United States Treasury Note	2.500	04/30/15	7,593,475
1,240,000	United States Treasury Note	2.125	05/31/15	1,299,772
3,120,000	United States Treasury Note	1.875	06/30/15	3,247,480
6,895,000	United States Treasury Note	1.750	07/31/15	7,149,791
1,775,000	United States Treasury Note	4.250	08/15/15	1,988,832
11,340,000	United States Treasury Note	1.250	08/31/15	11,580,090
18,805,000	United States Treasury Note	1.250	09/30/15	19,191,386
27,300,000	United States Treasury Note	1.250	10/31/15	27,843,871
23,550,000	United States Treasury Note	1.375	11/30/15	24,116,660
5,000,000	United States Treasury Note	2.125	12/31/15	5,260,545
5,400,000	United States Treasury Note	2.000	01/31/16	5,655,236
10,650,000	United States Treasury Note	2.125	02/29/16	11,208,294
250,000	United States Treasury Note	2.625	02/29/16	267,754
9,000,000	United States Treasury Note	2.250	03/31/16	9,521,019
164,000	United States Treasury Note	5.125	05/15/16	192,610
11,250,000	United States Treasury Note	1.750	05/31/16	11,671,875
5,000,000	United States Treasury Note	1.500	06/30/16	5,132,420
10,750,000	United States Treasury Note	1.500	07/31/16	11,029,672
970,000	United States Treasury Note	3.250	07/31/16	1,067,303
14,000,000	United States Treasury Note	1.000	08/31/16	14,060,158
14,200,000	United States Treasury Note	1.000	09/30/16	14,247,698
23,050,000	United States Treasury Note	1.000	10/31/16	23,107,625
173,000	United States Treasury Note	4.625	11/15/16	201,545
278,400	United States Treasury Note	7.500	11/15/16	360,615
15,250,000	United States Treasury Note	0.875	11/30/16	15,185,660
4,000,000	United States Treasury Note	0.875	12/31/16	3,979,064
50,300,000	United States Treasury Note	0.875	01/31/17	49,989,548
16,250,000	United States Treasury Note	0.875	02/28/17	16,135,746
220,000	United States Treasury Note	3.000	02/28/17	240,762
20,000,000	United States Treasury Note	1.000	03/31/17	19,957,820
160,000	United States Treasury Note	8.750	05/15/17	221,212
139,200	United States Treasury Note	8.875	08/15/17	195,489
8,414,000	United States Treasury Note	4.250	11/15/17	9,793,761

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$8,044,000		United States Treasury Note	2.750%	12/31/17	$8,708,257
8,127,000		United States Treasury Note	2.625	01/31/18	8,739,061
14,000,000		United States Treasury Note	2.000	04/30/16	14,666,092
6,172,000		United States Treasury Note	2.625	04/30/18	6,632,974
6,266,000		United States Treasury Note	3.875	05/15/18	7,194,151
7,862,000		United States Treasury Note	2.375	05/31/18	8,321,440
13,065,000		United States Treasury Note	2.250	07/31/18	13,712,123
13,350,000		United States Treasury Note	1.500	08/31/18	13,386,499
1,681,000		United States Treasury Note	9.000	11/15/18	2,487,092
2,802,400		United States Treasury Note	2.750	02/15/19	3,018,930
151,300		United States Treasury Note	8.125	08/15/19	219,775
1,377,000		United States Treasury Note	3.625	02/15/20	1,562,034
1,132,000		United States Treasury Note	3.500	05/15/20	1,273,323
7,342,000		United States Treasury Note	2.625	08/15/20	7,740,649
5,650,000		United States Treasury Note	2.625	11/15/20	5,941,772
5,900,000		United States Treasury Note	3.625	02/15/21	6,678,983
375,700		United States Treasury Note	7.875	02/15/21	557,768
125,000		United States Treasury Note	8.125	05/15/21	189,150
27,610,000		United States Treasury Note	2.125	08/15/21	27,590,590
122,000		United States Treasury Note	8.125	08/15/21	185,707
6,070,000		United States Treasury Note	2.000	11/15/21	5,975,630
13,379,100		United States Treasury Note	8.000	11/15/21	20,322,639
19,250,000		United States Treasury Note	2.000	02/15/22	18,880,034

		TOTAL U.S. TREASURY SECURITIES			1,048,437,884

		TOTAL GOVERNMENT BONDS			2,246,787,142
		(Cost $2,209,527,419)

STRUCTURED ASSETS - 2.2%

ASSET BACKED - 0.2%
1,190,000		Ally Auto Receivables Trust	1.180	04/15/15	1,197,049
		Series - 2011 2 (Class A3)
340,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	360,002
		Series - 2010 1 (Class C)
590,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	609,927
		Series - 2010 3 (Class C)
850,000		Capital One Multi-Asset Execution Trust	5.050	12/17/18	970,727
		Series - 2006 A3 (Class A3)
500,000		Capital One Multi-Asset Execution Trust	5.750	07/15/20	594,610
		Series - 2007 A7 (Class A7)
600,000		Centerpoint Energy Transistion	3.460	08/15/19	650,796
		Series - 0 1 (Class A2)
195,566	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	42,802
		Series - 2004 2 (Class 1B)
500,000		Chase Issuance Trust	5.120	10/15/14	512,805
		Series - 2007 A17 (Class A)
135,000		CitiBank Credit Card Issuance Trust	4.900	06/23/16	147,439
		Series - 2009 A4 (Class A4)
750,000		CitiBank Credit Card Issuance Trust	5.650	09/20/19	896,658
		Series - 2007 A8 (Class A8)
375,000		Detroit Edison Securitization Funding LLC	6.620	03/01/16	422,750
		Series - 2001 1 (Class A6)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Discover Card Master Trust	5.650%	03/16/20	$119,292
		Series - 2007 A1 (Class A1)
33,372	i	Residential Asset Securities Corp	6.489	10/25/30	30,524
		Series - 2001 KS2 (Class AI6)
15,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	12,603
		Series - 2006 HI1 (Class M2)
15,000	g	Vornado DP LLC	4.004	09/13/28	16,073
		Series - 2010 VNO (Class A2FX)

		TOTAL ASSET BACKED			6,584,057

OTHER MORTGAGE BACKED - 2.0%
1,000,000	i	Banc of America Commercial Mortgage, Inc	5.075	11/10/42	1,030,617
		Series - 2005 1 (Class A4)
105,000	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	117,859
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	497,073
		Series - 2006 6 (Class A4)
435,547		Banc of America Commercial Mortgage, Inc	5.379	09/10/47	455,715
		Series - 2006 5 (Class AAB)
285,000		Banc of America Commercial Mortgage, Inc	5.449	01/15/49	301,009
		Series - 2007 1 (Class A3)
325,000	i	Banc of America Commercial Mortgage, Inc	5.633	06/10/49	339,649
		Series - 2007 3 (Class A3)
1,350,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.193	09/10/47	1,507,508
		Series - 2005 6 (Class A4)
475,000		Banc of America Merrill Lynch Commercial Mortgage, Inc	5.620	02/10/51	504,497
		Series - 2007 5 (Class A3)
64,633		Bank of America Alternative Loan Trust	5.500	09/25/19	64,663
		Series - 2004 8 (Class 3A1)
320,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	359,753
		Series - 2006 PW14 (Class A4)
280,000	i	Bear Stearns Commercial Mortgage Securities	5.452	03/11/39	313,661
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.718	06/11/40	227,849
		Series - 2007 PW16 (Class A4)
355,000		Bear Stearns Commercial Mortgage Securities	4.674	06/11/41	385,978
		Series - 2005 PWR8 (Class A4)
113,898	i	Bear Stearns Commercial Mortgage Securities	5.286	06/11/41	118,149
		Series - 2004 PWR4 (Class A2)
625,000	i	Bear Stearns Commercial Mortgage Securities	5.468	06/11/41	670,646
		Series - 2004 PWR4 (Class A3)
825,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	878,582
		Series - 2006 PW13 (Class AM)
495,000		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	561,353
		Series - 2006 T24 (Class A4)
660,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	709,709
		Series - 2004 T16 (Class A6)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,138,454
		Series - 2007 PW17 (Class A4)
600,000	i	Citigroup Commercial Mortgage Trust	5.361	04/15/40	643,753
		Series - 2004 C1 (Class A4)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$550,000		Citigroup Commercial Mortgage Trust	4.733%	10/15/41	$588,413
		Series - 2004 C2 (Class A5)
294,831		Citigroup Commercial Mortgage Trust	5.205	12/11/49	297,343
		Series - 2007 CD4 (Class A2B)
585,000		Citigroup, Inc	5.322	12/11/49	639,895
		Series - 2007 CD4 (Class A4)
550,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.225	07/15/44	536,917
		Series - 2005 CD1 (Class AJ)
525,000	i	Commercial Mortgage Pass Through Certificates	5.750	06/10/46	592,272
		Series - 2006 C7 (Class A4)
255,000	i	Commercial Mortgage Pass Through Certificates	5.813	12/10/49	292,624
		Series - 2007 C9 (Class A4)
302,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.253	08/15/36	312,686
		Series - 2003 C4 (Class B)
2,789,000		Credit Suisse First Boston Mortgage Securities Corp	4.829	11/15/37	3,001,084
		Series - 2004 C5 (Class A4)
148,396		Credit Suisse Mortgage Capital Certificates	5.439	09/15/39	151,414
		Series - 2006 C4 (Class AAB)
190,000		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	209,552
		Series - 2006 C4 (Class A3)
2,100,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	2,043,065
		Series - 2006 C4 (Class AM)
250,000	i	CS First Boston Mortgage Securities Corp	5.416	05/15/36	267,784
		Series - 2004 C2 (Class A2)
302,685		CS First Boston Mortgage Securities Corp	3.936	05/15/38	308,744
		Series - 2003 C3 (Class A5)
290,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	296,215
		Series - 2003 C3 (Class B)
625,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	690,086
		Series - 2005 C5 (Class A4)
220,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	224,051
		Series - 2005 C5 (Class AJ)
295,793	i	GE Capital Commercial Mortgage Corp	5.273	11/10/45	318,436
		Series - 2005 C4 (Class ASB)
330,000		GMAC Commercial Mortgage Securities, Inc	5.023	04/10/40	346,297
		Series - 2003 C3 (Class A4)
180,000	i	Greenwich Capital Commercial Funding Corp	5.317	06/10/36	191,872
		Series - 0 GG1 (Class A7)
1,835,000	i	Greenwich Capital Commercial Funding Corp	5.224	04/10/37	1,999,561
		Series - 2005 GG5 (Class A5)
600,000	i	Greenwich Capital Commercial Funding Corp	5.277	04/10/37	588,823
		Series - 2005 GG5 (Class AM)
725,000	i	Greenwich Capital Commercial Funding Corp	5.883	07/10/38	821,259
		Series - 2006 GG7 (Class A4)
550,000		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	605,231
		Series - 2007 GG9 (Class A4)
610,000		Greenwich Capital Commercial Funding Corp	5.475	03/10/39	605,382
		Series - 2007 GG9 (Class AM)
1,825,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	2,022,277
		Series - 2006 GG6 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.622	04/10/38	763,325
		Series - 2006 GG6 (Class AM)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$532,865		GS Mortgage Securities Corp II	5.535%	11/10/39	$564,070
		Series - 2006 GG8 (Class AAB)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	1,520,930
		Series - 2006 GG8 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	102,903
		Series - 2009 IWST (Class A2)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	532,788
		Series - 2004 LN2 (Class A2)
125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	138,184
		Series - 2006 CB17 (Class A4)
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.205	12/15/44	1,115,408
		Series - 2005 LDP5 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.871	04/15/45	215,742
		Series - 2006 LDP7 (Class AM)
2,315,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.447	05/15/45	2,418,432
		Series - 2006 LDP8 (Class A3B)
707,854		JP Morgan Chase Commercial Mortgage Securities Corp	5.134	05/15/47	739,005
		Series - 2006 LDP9 (Class A2)
1,110,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,215,762
		Series - 2006 LDP9 (Class A3)
950,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	1,056,198
		Series - 2007 CB18 (Class A4)
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.816	06/15/49	479,433
		Series - 2007 LD11 (Class A3)
360,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.816	06/15/49	394,591
		Series - 2007 LD11 (Class A4)
400,000	i	LB-UBS Commercial Mortgage Trust	5.020	08/15/29	429,014
		Series - 2004 C6 (Class A6)
545,000		LB-UBS Commercial Mortgage Trust	4.742	02/15/30	588,045
		Series - 2005 C1 (Class A4)
415,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	456,455
		Series - 2005 C2 (Class A5)
380,000		LB-UBS Commercial Mortgage Trust	5.156	02/15/31	422,779
		Series - 2006 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	141,159
		Series - 2006 C6 (Class A4)
1,405,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,575,082
		Series - 2007 C1 (Class A4)
970,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	1,072,547
		Series - 2007 C2 (Class A3)
875,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	874,548
		Series - 2005 C3 (Class AJ)
400,000	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	453,154
		Series - 2007 C7 (Class A3)
424,340	i	Merrill Lynch	5.382	07/12/46	444,942
		Series - 2006 3 (Class ASB)
425,000	i	Merrill Lynch	5.485	07/12/46	349,882
		Series - 2006 3 (Class AJ)
225,000	i	Merrill Lynch Mortgage Trust	5.220	11/12/37	217,756
		Series - 2005 CKI1 (Class AJ)
290,000	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	306,777
		Series - 2005 CIP1 (Class AM)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$328,254	i	Merrill Lynch Mortgage Trust	5.615%	05/12/39	$338,728
		Series - 2006 C1 (Class A2)
235,000	i	Merrill Lynch Mortgage Trust	5.660	05/12/39	266,340
		Series - 2006 C1 (Class A4)
450,000	i	Merrill Lynch Mortgage Trust	5.840	06/12/50	470,473
		Series - 2007 C1 (Class A3)
475,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.428	02/12/39	532,839
		Series - 2006 1 (Class A4)
440,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.966	08/12/49	411,403
		Series - 2007 8 (Class AM)
150,000	i	Morgan Stanley Capital I	5.304	04/15/38	153,363
		Series - 2003 IQ5 (Class C)
375,000		Morgan Stanley Capital I	4.970	04/14/40	398,658
		Series - 2004 HQ4 (Class A7)
505,000	i	Morgan Stanley Capital I	5.270	06/13/41	544,026
		Series - 2004 T15 (Class A4)
1,255,000		Morgan Stanley Capital I	5.168	01/14/42	1,362,959
		Series - 2005 HQ5 (Class A4)
97,254		Morgan Stanley Capital I	6.231	01/11/43	98,926
		Series - 2008 T29 (Class A1)
590,000		Morgan Stanley Capital I	5.364	03/15/44	646,997
		Series - 2007 IQ13 (Class A4)
225,000	i	Morgan Stanley Capital I	5.731	07/12/44	254,992
		Series - 2006 HQ9 (Class A4)
750,000		Morgan Stanley Capital I	3.244	03/15/45	746,729
		Series - 2012 C4 (Class A4)
1,550,000	i	Morgan Stanley Capital I	5.692	04/15/49	1,692,795
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.544	11/12/49	220,187
		Series - 2007 T25 (Class AM)
1,750,000		Morgan Stanley Capital I	5.809	12/12/49	2,002,712
		Series - 2007 IQ16 (Class A4)
245,000		Morgan Stanley Capital I	4.770	07/15/56	251,500
		Series - 0 IQ9 (Class AJ)
400,000		UBS-Citigroup Commercial Mortgage Trust	3.595	01/10/45	411,802
		Series - 2011 C1 (Class A3)
208,095		Wachovia Bank Commercial Mortgage Trust	5.576	03/15/45	218,471
		Series - 2006 C24 (Class APB)
300,000	i	Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	294,311
		Series - 2006 C28 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.899	02/15/51	219,213
		Series - 2007 C33 (Class A5)
525,000	i	Wachovia Bank Commercial Mortgage Trust	5.899	02/15/51	581,689
		Series - 2007 C33 (Class A4)

		TOTAL OTHER MORTGAGE BACKED			59,485,784

TIAA-CREF FUNDS – Bond Index Fund

	ISSUER	VALUE

	TOTAL STRUCTURED ASSETS	$66,069,841
	(Cost $64,217,677)

	TOTAL BONDS	2,955,876,908
	(Cost $2,898,697,087)
	TOTAL INVESTMENTS - 99.4%	2,955,876,908
	(Cost $2,898,697,087)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	18,257,513

	NET ASSETS - 100.0%	$2,974,134,421

	Abbreviation(s):
	REIT Real Estate Investment Trust

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2012, the aggregate value of these securities amounted to $7,091,283 or 0.2% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF FUNDS – Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
March 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 99.8%

BANKERS’ ACCEPTANCES - 0.3%
$155,000		JPMorgan Chase Bank NA	0.200%	04/02/12	$154,999
514,000		JPMorgan Chase Bank NA	0.170	04/09/12	513,981
538,000		JPMorgan Chase Bank NA	0.190-0.220	05/07/12	537,893
225,000		JPMorgan Chase Bank NA	0.200	05/29/12	224,928
236,000		JPMorgan Chase Bank NA	0.220	06/04/12	235,908
332,000		JPMorgan Chase Bank NA	0.210	06/11/12	331,862
595,000		JPMorgan Chase Bank NA	0.220	06/15/12	594,727
597,000		JPMorgan Chase Bank NA	0.210-0.250	06/25/12	596,679
173,000		JPMorgan Chase Bank NA	0.265	08/13/12	172,829
203,000		JPMorgan Chase Bank NA	0.280	09/12/12	202,741

		TOTAL BANKERS’ ACCEPTANCES			3,566,547

CERTIFICATE OF DEPOSIT - 3.0%
3,220,000		Bank of Montreal	0.140	04/12/12	3,220,000
5,000,000		Bank of Montreal	0.150	04/12/12	5,000,000
1,080,000		Bank of Nova Scotia	0.180	05/10/12	1,080,000
2,060,000		Bank of Nova Scotia	0.250	06/14/12	2,060,000
10,000,000		Toronto-Dominion Bank	0.150	04/23/12	10,000,000
3,000,000		Toronto-Dominion Bank	0.165	05/04/12	3,000,000
6,700,000		Toronto-Dominion Bank	0.210	05/08/12	6,700,000

		TOTAL CERTIFICATE OF DEPOSIT			31,060,000

COMMERCIAL PAPER - 49.7%
2,265,000		Australia & New Zealand Banking Group Ltd	0.120-0.170	04/10/12	2,264,927
5,000,000		Australia & New Zealand Banking Group Ltd	0.185	05/29/12	4,998,510
3,380,000		Australia & New Zealand Banking Group Ltd	0.185	05/30/12	3,378,975
2,275,000		Bank of Nova Scotia	0.160	04/03/12	2,274,980
3,440,000		Bank of Nova Scotia	0.180	04/04/12	3,439,948
1,700,000		Bank of Nova Scotia	0.160	04/11/12	1,699,924
1,408,000		Bank of Nova Scotia	0.110-0.140	04/16/12	1,407,930
5,000,000		Bank of Nova Scotia	0.155	04/19/12	4,999,613
2,900,000		Bank of Nova Scotia	0.125	04/26/12	2,899,748
1,000,000		Bank of Nova Scotia	0.220	05/29/12	999,646
2,500,000		Bank of Nova Scotia	0.210	06/12/12	2,498,950
2,600,000		Bank of Nova Scotia	0.220	07/17/12	2,598,300
1,200,000		Bank of Nova Scotia	0.230-0.370	07/24/12	1,198,771
890,000		Bank of Nova Scotia	0.235	08/03/12	889,280
3,480,000		Bank of Nova Scotia	0.330	08/14/12	3,475,694
5,000,000	y	Coca-Cola Co	0.130	04/03/12	4,999,964
5,720,000	y	Coca-Cola Co	0.120	04/27/12	5,719,504
5,000,000	y	Coca-Cola Co	0.140	05/03/12	4,999,378
3,000,000	y	Coca-Cola Co	0.170	05/18/12	2,999,334
10,000,000	y	Coca-Cola Co	0.180	07/09/12	9,995,050
2,270,000	y	Coca-Cola Co	0.230	08/13/12	2,268,057

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,500,000	y	Commonwealth Bank of Australia	0.120-0.180%	04/10/12	$4,499,857
3,700,000	y	Commonwealth Bank of Australia	0.130-0.160	04/17/12	3,699,773
1,930,000	y	Commonwealth Bank of Australia	0.190	05/21/12	1,929,491
3,000,000	y	Commonwealth Bank of Australia	0.200	06/05/12	2,998,917
3,150,000	y	Fairway Finance LLC	0.130	04/05/12	3,149,954
7,390,000	y	Fairway Finance LLC	0.150	04/09/12	7,389,754
4,186,000	y	Fairway Finance LLC	0.260	05/01/12	4,185,093
4,840,000	y	Fairway Finance LLC	0.210	05/02/12	4,839,125
2,000,000	y	Fairway Finance LLC	0.130	05/03/12	1,999,769
8,160,000	y	Fairway Finance LLC	0.160-0.170	05/22/12	8,158,094
10,000,000		General Electric Capital Corp	0.280	04/10/12	9,999,300
2,720,000		General Electric Capital Corp	0.280	06/25/12	2,718,202
6,000,000		General Electric Capital Corp	0.310	07/26/12	5,994,007
7,000,000		General Electric Capital Corp	0.230-0.310	07/30/12	6,993,566
6,000,000		General Electric Co	0.150	06/27/12	5,997,825
6,000,000		General Electric Co	0.140	06/29/12	5,997,923
10,000,000	y	Johnson & Johnson	0.050	04/03/12	9,999,972
5,000,000	y	Johnson & Johnson	0.100	05/14/12	4,999,403
3,750,000	y	Jupiter Securitization Co LLC	0.140	04/02/12	3,749,986
4,000,000	y	Jupiter Securitization Co LLC	0.130	04/05/12	3,999,942
7,750,000	y	Jupiter Securitization Co LLC	0.155-0.160	04/25/12	7,749,186
5,000,000	y	Jupiter Securitization Co LLC	0.180	05/17/12	4,998,850
3,000,000	y	Jupiter Securitization Co LLC	0.190	06/06/12	2,998,955
5,000,000	y	Jupiter Securitization Co LLC	0.200	06/25/12	4,997,639
2,630,000	y	Jupiter Securitization Co LLC	0.290	08/23/12	2,626,949
2,665,000		Merck & Co, Inc	0.100-0.110	04/27/12	2,664,793
3,880,000		National Australia Funding(Delaware)	0.120-0.220	04/02/12	3,879,982
1,530,000		National Australia Funding(Delaware)	0.160-0.195	04/16/12	1,529,885
1,000,000		National Australia Funding(Delaware)	0.160	05/01/12	999,867
750,000		National Australia Funding(Delaware)	0.250	07/02/12	749,521
700,000		National Australia Funding(Delaware)	0.220	07/09/12	699,576
3,000,000		National Australia Funding(Delaware)	0.350	09/17/12	2,995,071
6,000,000		National Australia Funding(Delaware)	0.345	09/18/12	5,990,225
2,200,000	y	Nestle Capital Corp	0.080	04/18/12	2,199,917
3,705,000	y	Nestle Capital Corp	0.250	05/15/12	3,703,868
4,700,000	y	Nestle Capital Corp	0.160	07/13/12	4,697,848
3,000,000		Novartis Finance Corp	0.130	04/04/12	2,999,967
8,225,000		Novartis Finance Corp	0.140	05/09/12	8,223,785
500,000		Novartis Finance Corp	0.220	08/08/12	499,606
7,000,000		Novartis Finance Corp	0.200	08/09/12	6,994,944
5,000,000	y	Old Line Funding LLC	0.210	04/04/12	4,999,912
8,000,000	y	Old Line Funding LLC	0.210	04/16/12	7,999,300
2,000,000	y	Old Line Funding LLC	0.160	05/01/12	1,999,733
3,565,000	y	Old Line Funding LLC	0.210	05/04/12	3,564,314
5,000,000	y	Old Line Funding LLC	0.250	05/21/12	4,998,264
3,938,000	y	Old Line Funding LLC	0.240	06/04/12	3,936,320
3,000,000	y	Old Line Funding LLC	0.180	06/05/12	2,999,025
3,000,000	y	Old Line Funding LLC	0.240	06/08/12	2,998,640
3,000,000	y	Old Line Funding LLC	0.240	07/03/12	2,998,140
7,300,000		PACCAR Financial Corp	0.150	04/23/12	7,299,331
2,500,000		PACCAR Financial Corp	0.140	05/08/12	2,499,640
4,000,000	y	Pfizer, Inc	0.080	04/10/12	3,999,920

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$7,500,000	y	Private Export Funding Corp	0.175%	04/17/12	$7,499,417
980,000	y	Private Export Funding Corp	0.220	05/16/12	979,730
3,000,000	y	Private Export Funding Corp	0.165	05/21/12	2,999,313
8,000,000	y	Private Export Funding Corp	0.130-0.160	06/05/12	7,997,960
7,000,000	y	Private Export Funding Corp	0.160	06/26/12	6,997,324
3,000,000	y	Private Export Funding Corp	0.160	06/29/12	2,998,813
3,000,000	y	Private Export Funding Corp	0.150	07/02/12	2,998,850
5,000,000	y	Private Export Funding Corp	0.200	07/30/12	4,996,667
5,000,000	y	Procter & Gamble Co	0.110	04/24/12	4,999,649
10,380,000	y	Procter & Gamble Co	0.100-0.110	05/07/12	10,378,908
3,000,000	y	Procter & Gamble Co	0.135	05/08/12	2,999,584
5,000,000	y	Procter & Gamble Co	0.110	05/14/12	4,999,343
2,000,000	y	Procter & Gamble Co	0.120	05/21/12	1,999,667
3,130,000	y	Procter & Gamble Co	0.120	05/23/12	3,129,457
4,000,000	y	Procter & Gamble Co	0.120	05/25/12	3,999,280
3,000,000	y	Procter & Gamble Co	0.130	05/31/12	2,999,350
2,447,000		Province of Ontario Canada	0.100-0.115	04/10/12	2,446,934
8,000,000		Province of Ontario Canada	0.080	04/11/12	7,999,822
8,000,000		Province of Ontario Canada	0.090	04/13/12	7,999,760
1,028,000		Province of Ontario Canada	0.120	04/16/12	1,027,949
4,551,000		Province of Ontario Canada	0.090	04/18/12	4,550,807
2,000,000		Province of Ontario Canada	0.110	04/24/12	1,999,859
8,000,000		Province of Ontario Canada	0.100	04/30/12	7,999,355
2,264,000		Province of Ontario Canada	0.100	05/02/12	2,263,805
6,483,000		Straight-A Funding LLC	0.190	04/02/12	6,482,966
6,400,000		Straight-A Funding LLC	0.180	04/03/12	6,398,976
4,500,000		Straight-A Funding LLC	0.190	04/04/12	4,499,929
425,000		Straight-A Funding LLC	0.190	04/18/12	424,962
5,000,000		Straight-A Funding LLC	0.180	05/01/12	4,999,250
1,425,000		Straight-A Funding LLC	0.180	05/07/12	1,424,743
8,000,000		Straight-A Funding LLC	0.180	05/08/12	7,998,520
2,000,000		Straight-A Funding LLC	0.180	05/22/12	1,999,490
3,000,000		Straight-A Funding LLC	0.180	06/01/12	2,999,085
5,000,000	y	Toronto-Dominion Holdings USA, Inc	0.110	04/24/12	4,999,649
5,000,000	y	Unilever Capital Corp	0.120	04/02/12	4,999,983
5,400,000	y	Unilever Capital Corp	0.150-0.180	06/07/12	5,398,392
863,000	y	Unilever Capital Corp	0.190	07/18/12	862,508
526,000	y	Unilever Capital Corp	0.210	07/31/12	525,629
3,000,000	y	Unilever Capital Corp	0.210	08/15/12	2,997,620
2,700,000	y	Unilever Capital Corp	0.225	08/31/12	2,697,435
4,600,000		US Bank NA	0.180	04/18/12	4,599,609
3,800,000		US Bank NA	0.250	08/10/12	3,796,543
15,000,000	y	Variable Funding Capital Co LLC	0.180	04/25/12	14,998,200
4,440,000	y	Variable Funding Capital Co LLC	0.130	05/10/12	4,439,374
3,890,000	y	Variable Funding Capital Co LLC	0.130	05/14/12	3,889,396
4,950,000	y	Variable Funding Capital Co LLC	0.130	05/17/12	4,949,178
4,150,000	y	Wal-Mart Stores, Inc	0.100	04/09/12	4,149,908
3,580,000	y	Wal-Mart Stores, Inc	0.100	04/23/12	3,579,781
4,900,000	y	Wal-Mart Stores, Inc	0.090	04/25/12	4,899,706
3,000,000	y	Wal-Mart Stores, Inc	0.090	05/07/12	2,999,730
1,750,000	y	Westpac Banking Corp	0.200	05/09/12	1,749,631

		TOTAL COMMERCIAL PAPER			518,821,205

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT AGENCY DEBT - 16.5%
$4,220,000	Federal Home Loan Bank (FHLB)	0.030-0.090%	04/04/12	$4,219,983
2,565,000	FHLB	0.075	04/12/12	2,564,941
330,000	FHLB	0.100	04/13/12	329,989
5,650,000	FHLB	0.080-0.110	04/18/12	5,649,747
4,450,000	FHLB	0.055-0.085	04/20/12	4,449,855
1,250,000	FHLB	0.105	04/27/12	1,249,905
3,000,000	FHLB	0.105	05/02/12	2,999,729
1,000,000	FHLB	0.150	05/04/12	999,863
1,500,000	FHLB	0.110	05/09/12	1,499,826
9,600,000	FHLB	0.100-0.115	05/11/12	9,598,857
242,000	FHLB	0.120	05/15/12	241,965
14,700,000	FHLB	0.100-0.150	05/16/12	14,697,732
10,000,000	FHLB	0.105	05/18/12	9,998,629
500,000	FHLB	0.120	05/23/12	499,913
5,000,000	FHLB	0.100	05/30/12	4,999,180
7,831,000	FHLB	0.090-0.140	06/01/12	7,829,399
4,000,000	FHLB	0.100	06/08/12	3,999,245
9,555,000	FHLB	0.110	06/13/12	9,552,869
1,951,000	Federal Home Loan Mortgage Corp (FHLMC)	0.040	04/02/12	1,950,998
6,000,000	FHLMC	0.070	04/09/12	5,999,907
4,395,000	FHLMC	0.085-0.110	04/16/12	4,394,806
699,000	FHLMC	0.100	04/18/12	698,967
1,326,000	FHLMC	0.100	04/19/12	1,325,934
2,500,000	FHLMC	0.100	04/24/12	2,499,840
8,400,000	FHLMC	0.085-0.110	04/27/12	8,399,372
1,681,000	FHLMC	0.100-0.120	05/07/12	1,680,829
4,000,000	FHLMC	0.100	05/09/12	3,999,578
4,000,000	FHLMC	0.120	05/14/12	3,999,427
1,000,000	FHLMC	0.100	05/16/12	999,875
4,000,000	FHLMC	0.150	06/04/12	3,998,933
607,000	FHLMC	0.115-0.135	06/25/12	606,817
231,000	FHLMC	0.150	07/02/12	230,911
2,500,000	FHLMC	0.160	08/06/12	2,498,589
4,000,000	Federal National Mortgage Association (FNMA)	0.100	04/11/12	3,999,889
3,700,000	FNMA	0.075	04/16/12	3,699,884
3,700,000	FNMA	0.080	04/17/12	3,699,868
441,000	FNMA	0.150	04/18/12	440,969
500,000	FNMA	0.100	05/02/12	499,957
4,000,000	FNMA	0.090	05/03/12	3,999,680
2,000,000	FNMA	0.090	05/09/12	1,999,810
4,347,000	FNMA	0.085	05/16/12	4,346,538
1,431,000	FNMA	0.115	05/23/12	1,430,762
9,300,000	FNMA	0.105-0.120	06/06/12	9,298,080
390,000	FNMA	0.180	07/02/12	389,821
300,000	FNMA	0.160	08/01/12	299,837
9,000,000	FNMA	0.150	08/09/12	8,995,125

	TOTAL GOVERNMENT AGENCY DEBT			171,766,630

TREASURY DEBT - 19.6%
12,000,000	United States Treasury Bill	0.012-0.045	04/05/12	11,999,967

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,104,000		United States Treasury Bill	0.073-0.095%	04/19/12	$5,103,780
2,290,000		United States Treasury Bill	0.075	04/26/12	2,289,881
5,100,000		United States Treasury Bill	0.051-0.066	05/03/12	5,099,767
3,205,000		United States Treasury Bill	0.010-0.022	05/10/12	3,204,947
5,000,000		United States Treasury Bill	0.100	05/17/12	4,999,361
4,630,000		United States Treasury Bill	0.083	05/24/12	4,629,438
8,580,000		United States Treasury Bill	0.032-0.086	06/07/12	8,579,146
4,590,000		United States Treasury Bill	0.042-0.094	06/21/12	4,589,382
7,119,000		United States Treasury Bill	0.054-0.113	06/28/12	7,117,761
3,800,000		United States Treasury Bill	0.058	07/12/12	3,799,376
1,425,000		United States Treasury Bill	0.104	08/02/12	1,424,494
3,000,000		United States Treasury Bill	0.112	08/16/12	2,998,721
4,700,000		United States Treasury Bill	0.136	08/23/12	4,697,443
4,000,000		United States Treasury Bill	0.128	09/06/12	3,997,762
720,000		United States Treasury Bill	0.131	09/20/12	719,549
13,140,000		United States Treasury Note	1.000	04/30/12	13,149,412
16,555,000		United States Treasury Note	1.375	05/15/12	16,581,177
15,505,000		United States Treasury Note	0.750	05/31/12	15,518,551
9,986,000		United States Treasury Note	1.875	06/15/12	10,021,859
7,740,000		United States Treasury Note	0.625	06/30/12	7,749,831
7,270,000		United States Treasury Note	1.500	07/15/12	7,299,097
12,776,000		United States Treasury Note	0.625	07/31/12	12,797,044
11,530,000		United States Treasury Note	1.750	08/15/12	11,599,069
3,015,000		United States Treasury Note	0.375	08/31/12	3,017,861
2,150,000		United States Treasury Note	0.375	09/30/12	2,152,392
11,820,000		United States Treasury Note	0.375	10/31/12	11,834,860
8,850,000		United States Treasury Note	0.500	11/30/12	8,870,485
5,330,000		United States Treasury Note	1.125	12/15/12	5,366,309
1,800,000		United States Treasury Note	0.625	12/31/12	1,805,630
1,820,000		United States Treasury Note	0.625	01/31/13	1,826,069

		TOTAL TREASURY DEBT			204,840,421

VARIABLE RATE SECURITIES - 10.7%
3,000,000	i	Federal Farm Credit Bank (FFCB)	0.240	02/01/13	2,999,492
5,000,000	i	FFCB	0.266	03/15/13	4,998,568
5,000,000	i	FFCB	0.321	03/28/13	5,000,000
4,050,000	i	FFCB	0.252	06/12/13	4,050,354
4,000,000	i	FFCB	0.612	08/19/13	3,997,218
4,800,000	i	FFCB	0.286	08/26/13	4,796,641
3,400,000	i	FFCB	0.330	08/26/13	3,399,518
5,000,000	i	FFCB	0.250	09/23/13	4,998,501
10,000,000	i	FFCB	0.350	09/23/13	9,999,403
4,950,000	i	FFCB	0.270	10/15/13	4,943,129
4,500,000	i	Federal Home Loan Bank (FHLB)	0.185	07/02/12	4,500,000
5,000,000	i	FHLB	0.190	07/20/12	5,000,000
7,900,000	i	FHLB	0.306	03/06/13	7,900,722
9,500,000	i	FHLB	0.320	08/16/13	9,500,000
5,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.193	02/04/13	4,998,302
3,100,000	i	FHLMC	0.193	05/06/13	3,098,287
2,800,000	i	FHLMC	0.193	06/03/13	2,800,340
5,000,000	i	Federal National Mortgage Association (FNMA)	0.246	03/14/13	4,998,633
5,000,000	i	FNMA	0.370	10/28/13	5,000,000

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,000,000	i	Canadian Imperial Bank of Commerce	0.290%	10/09/12	$5,000,000
9,500,000	i	Royal Bank of Canada	0.340	07/11/12	9,500,000

		TOTAL VARIABLE RATE SECURITIES			111,479,108

		TOTAL SHORT-TERM INVESTMENTS			1,041,533,911
		(Cost $1,041,533,911)

		TOTAL INVESTMENTS- 99.8%			1,041,533,911
		(Cost $1,041,533,911)
		OTHER ASSETS & LIABILITIES, NET - 0.2%			1,820,529

		NET ASSETS - 100.0%			$1,043,354,440

		Abbreviation(s):
	i	Floating or variable rate security. Coupon reflects the rate at period end.
	y

Security exempt from registration under Section 4(2) of the Securities Act of 1933 of which are deemed liquid. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 3/31/2012, the aggregate value of these securities was $312,156,628 or 29.9% of net assets.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the TIAA-CREF Funds (comprised of the Bond Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund, Money Market Fund and Real Estate Securities Fund, hereinafter referred to as the "Funds") as of March 31, 2012, and for each of the periods presented, and have issued our unqualified report thereon dated May 18, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of each of the Fund's schedules of investments in securities (the Schedules) as of March 31, 2012 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
May 18, 2012

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

          (b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: May 17, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Principal Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 17, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Principal Executive Officer
(principal executive officer)

Dated: May 17, 2012	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification